UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:  June 30, 2009

Date of reporting period: December 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS


                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS

[REDUCE CLUTTER. SAVE TREES.LOGO]
Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[SEMI-ANNUAL REPORT]            Semi-Annual Report
                                December 31, 2008

                                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                -     WELLS FARGO ADVANTAGE CALIFORNIA
                                      LIMITED-TERM TAX-FREE FUND

                                -     WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE
                                      FUND

                                -     WELLS FARGO ADVANTAGE COLORADO TAX-FREE
                                      FUND

                                -     WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE
                                      FUND

                                                     REDUCE CLUTTER. SAVE TREES.

                                              Sign up for electronic delivery of
                                         prospectuses and shareholder reports at
                                            WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents
-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS ..............................................      2
PERFORMANCE HIGHLIGHTS
California Limited-Term Tax-Free Fund ...............................      6
California Tax-Free Fund ............................................      8
Colorado Tax-Free Fund ..............................................     10
Minnesota Tax-Free Fund .............................................     12
FUND EXPENSES .......................................................     14
PORTFOLIO OF INVESTMENTS
California Limited-Term Tax-Free Fund ...............................     16
California Tax-Free Fund ............................................     20
Colorado Tax-Free Fund ..............................................     26
Minnesota Tax-Free Fund .............................................     29
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ................................     34
Statements of Operations ............................................     35
Statements of Changes in Net Assets .................................     36
Financial Highlights ................................................     40
NOTES TO FINANCIAL STATEMENTS .......................................     46
OTHER INFORMATION ...................................................     54
LIST OF ABBREVIATIONS ...............................................     56

               NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(WELLS FARGO INVESTMENT HISTORY LOGO)

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978  ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985  ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS
      OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994  INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997  WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION
      STRATEGIES TO SHIFT ASSETS.

1999  REORGANIZED THE NORWEST ADVANTAGE FUNDS (R) AND STAGECOACH FUNDS (R) INTO THE WELLS FARGO FUNDS (R).

2003  EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004  ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005  WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY
      OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006  ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS (SM) TO THE WELLS FARGO ADVANTAGE DOW JONES
      TARGET DATE FUNDS (SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE
      CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS (R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company -- Wells Fargo & Company -- more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams -- each with its own distinct strengths and disciplines -- provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells fargo funds management, llc, a wholly owned subsidiary of wells fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Advisor (SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2008.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                           Growth Fund                                      Small Cap Disciplined Fund
C&B Large Cap Value Fund                    Growth Equity Fund                               Small Cap Growth Fund
C&B Mid Cap Value Fund                      Index Fund                                       Small Cap Opportunities Fund
Capital Growth Fund                         International Core Fund                          Small Cap Value Fund
Common Stock Fund                           International Equity Fund                        Small Company Growth Fund
Discovery Fund +                            International Value Fund                         Small Company Value Fund
Diversified Equity Fund                     Large Cap Appreciation Fund                      Small/Mid Cap Value Fund
Diversified Small Cap Fund                  Large Cap Growth Fund                            Social Sustainability Fund  +
Emerging Growth Fund                        Large Company Core Fund                          Specialized Financial Services Fund
Emerging Markets Equity Fund                Large Company Growth Fund                        Specialized Technology Fund
Endeavor Select Fund +                      Large Company Value Fund                         Strategic Small Cap Value Fund
Enterprise Fund +                           Mid Cap Disciplined Fund                         U.S. Value Fund
Equity Income Fund                          Mid Cap Growth Fund
Equity Value Fund                           Opportunity Fund +

BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund       Inflation-Protected Bond Fund                    Short-Term Municipal Bond Fund
California Tax-Free Fund                    Intermediate Tax/AMT-Free Fund                   Stable Income Fund
Colorado Tax-Free Fund                      Minnesota Tax-Free Fund                          Strategic Income Fund
Diversified Bond Fund                       Municipal Bond Fund                              Total Return Bond Fund
Government Securities Fund(1)               Short Duration Government Bond Fund (1)          Ultra Short-Term Income Fund
High Income Fund                            Short-Term Bond Fund                             Ultra Short-Term Municipal Income Fund
Income Plus Fund                            Short-Term High Yield Bond Fund                  Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                  WealthBuilder Growth Allocation Portfolio  +     Target 2020 Fund (2)+
Asset Allocation Fund                       WealthBuilder Growth Balanced Portfolio  +       Target 2025 Fund (2)+
Conservative Allocation Fund                WealthBuilder Moderate Balanced Portfolio  +     Target 2030 Fund (2)+
Growth Balanced Fund                        WealthBuilder Tactical Equity Portfolio  +       Target 2035 Fund (2)+
Moderate Balanced Fund                      Target Today Fund (2)+                           Target 2040 Fund (2)+
WealthBuilder Conservative Allocation
Portfolio +                                 Target 2010 Fund (2+)                            Target 2045 Fund (2)+
WealthBuilder Equity Portfolio +            Target 2015 Fund (2+)                            Target 2050 Fund (2)+

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund(1)          Heritage Money Market Fund+                      National Tax-Free Money Market Fund
California Tax-Free Money Market Fund       Minnesota Money Market Fund                      National Tax-Free Money Market Trust
California Tax-Free Money Market Trust      Money Market Fund                                Overland Express Sweep Fund +
Cash Investment Money Market Fund           Money Market Trust                               Prime Investment Money Market Fund
Government Money Market Fund(1)             Municipal Money Market Fund                      Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
-----------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                    VT International Core Fund                       VT Opportunity Fund +
VT C&B Large Cap Value Fund                 VT Large Company Core Fund                       VT Small Cap Growth Fund
VT Discovery Fund +                         VT Large Company Growth Fund                     VT Small/Mid Cap Value Fund
VT Equity Income Fund                       VT Money Market Fund                             VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the federal deposit insurance corporation or any other government agency. although the wells fargo advantage money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------

1. The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the Wells Fargo Advantage Discovery Fund (Sm), Wells Fargo Advantage Endeavor Select Fund (Sm), Wells Fargo Advantage Enterprise Fund
      (Sm), Wells Fargo Advantage Opportunity Fund (Sm), Wells Fargo Advantage Social Sustainability Fund (Sm), Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio (Sm), Wells Fargo Advantage Wealthbuilder Equity Portfolio (Sm), Wells Fargo Advantage Wealthbuilder Growth Allocation Portfolio (Sm), Wells Fargo Advantage Wealthbuilder Growth Balanced Portfolio (Sm), Wells Fargo Advantage Wealthbuilder Moderate Balanced Portfolio (Sm), Wells Fargo Advantage Wealthbuilder Tactical Equity Portfolio (Sm), Wells Fargo Advantage Dow Jones Target Today Fund (Sm), Wells Fargo Advantage Dow Jones Target 2010 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2015 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2020 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2025 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2030 Fund
      (Sm), Wells Fargo Advantage Dow Jones Target 2035 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2040 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2045 Fund (Sm), Wells Fargo Advantage Dow Jones Target 2050 Fund
      (Sm), Wells Fargo Advantage Heritage Money Market Fund (Sm), Wells Fargo Advantage Overland Express Sweep Fund (Sm), Wells Fargo Advantage Vt Discovery Fund (Sm), and Wells Fargo Advantage Vt Opportunity Fund (Sm) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, Wealthbuilder Conservative Allocation Portfolio, Wealthbuilder Equity Portfolio, Wealthbuilder Growth Allocation Portfolio, Wealthbuilder Growth Balanced Portfolio, Wealthbuilder Moderate Balanced Portfolio, Wealthbuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, Vt Discovery Fund, and Vt Opportunity Fund, respectively.

Not part of the semi-annual report.

2 Wells Fargo Advantage Municipal Income Funds              Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

     THESE STRAINS TO THE FINANCIAL MARKETS COMMANDED A RAPID DEPLOYMENT OF
           UNPRECEDENTED POLICY INTERVENTIONS BY THE U.S. GOVERNMENT.

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Municipal Bond Funds for the six-month period that ended December 31, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

HISTORIC MARKET EVENTS IN THE FALL OF 2008

Several years of financial innovation came to a grinding halt in the fall of 2008, as the major investment banks became casualties of their own loose credit policies and creative investment products. Much of the exorbitant securitization and repackaging of mortgage debt in recent years proved to be both excessive and irresponsible. Consequently, the sharp upsurge in housing prices of prior years met with an equally powerful correction of those values and culminated in the deterioration of asset values across a broad swath of the securities market. Certainly many riskier assets that had been overvalued during the housing boom were deservedly marked down, but any hopes that their effects could be contained from contaminating the broader markets were all but extinguished in the fall of 2008.

A global credit crisis ensued in mid-September 2008, which touched off several weeks of historic market volatility. Merrill Lynch was taken over by Bank of America in a peremptory deal to stave off insolvency. The U.S Treasury Secretary announced that there would be no further interventions to support financial institutions, and thus Lehman Brothers was left to bankruptcy. This resulted in a tremendous escalation of counterparty risk in the markets, meaning that investors became highly skeptical of financial institutions.

The sudden demise of two major U.S. investment banks over a single weekend drove volatility to historic levels during the subsequent trading week. Perhaps in observation of the injury this caused to investor confidence, the U.S. government quickly reversed course by intervening on behalf of the insurance company AIG, whose portfolio of credit-default swaps was deemed "too large to fail." Over the following weeks, a number of financial institutions were pressured by declines in their portfolio values as several securities were besieged by uncertainty and the abandonment of credit risk.

These strains to the financial markets commanded a rapid deployment of unprecedented policy interventions by the U.S. government. In addition to the conventional tools, such as dropping interest rates (which the Fed did to as low as 0.00%), the Fed increased its use of liquidity facilities to inject capital directly into the financial system. This involved buying commercial paper directly from companies, lending capital directly to banks, allowing companies to swap their securities for U.S. Treasuries, backing the assets of Citigroup, and extending credit to AIG. Congress also passed the Troubled Asset Relief Program (TARP), which was

Letter to Shareholders              Wells Fargo Advantage Municipal Income Funds 3


initially intended to buy up troubled assets but later morphed into a program for providing capital directly to banks. In late November 2008, two more programs were implemented: the $600 billion housing market program and the $200 billion Term Asset-Backed Securities Loan Facility (TALF); TALF was designed to support the consumer credit and small business segments of the economy. All of these actions are aimed at two major initiatives: stabilizing the housing market and rebuilding confidence in the credit system. Both of these conditions likely need to be met before economic recovery can begin.

EFFECTS OF GLOBAL DELEVERAGING ON THE FIXED-INCOME MARKETS

Uncertainty over the health of the financial system coupled with a lack of confidence in structured debt products and derivatives resulted in a global deleveraging of risk. Bond markets across the board largely deteriorated, with the exception of U.S. government-backed debt. U.S. Treasuries rallied strongly during the credit crisis in one of the most tenacious flights to quality on record, producing returns of more than 11% over the six-month period that ended December 31, 2008. Treasuries longer than 20 years returned more than 30% for the period. The appetite for U.S. government debt reached unprecedented levels, as foreign investors shed riskier assets and swapped into the government-issued notes. In November, three-month Treasury bills touched low yields of three basis points (100 basis points equals 1.00%) while four-week bills actually notched a negative yield -- meaning that investors paid for the right to lend their money to the U.S. government. The last time this occurred was in 1940.

While U.S. Treasuries rallied, municipal bonds shed value, particularly in longer-maturity bonds. This pronounced divergence in demand for municipal debt versus Treasury debt led to extraordinary ratios of municipal bond yields to equivalent Treasury yields. Under normal conditions, AAA-rated general obligation (GO) municipal bond yields tend to hover around 75% to 85% of Treasury yields. In the fourth quarter of 2008, AAA-rated GO bond yields reached more than 200% the equivalent Treasury yield. Furthermore, lower-quality municipal bond yields diverged from AAA-rated municipal debt to a historic level of yield spread. A-rated municipal bonds finished 2008 at nearly 200 basis points of spread over AAA-rated municipal bonds while BBB-rated bonds closed December at more than 400 basis points over. Thus, yields in municipal bonds relative to Treasuries and much of the fixed-income markets grew to historic highs during the period. While such conditions often provide investors with opportunities to garner income, the price deterioration during the six-month period led to negative total returns for the asset class as a whole. The Barclays Capital Municipal Bond Index1 lost 2.49% over the six-month period, with longer-maturity municipal bonds losing more than 12%. It was a historically challenging six-month period for the municipal bond market, but potential trends toward price improvement began to show during the last two weeks of December. These inclinations for price recovery could potentially continue into the next several months.

U.S. TREASURIES RALLIED STRONGLY DURING THE CREDIT CRISIS IN ONE OF THE MOST TENACIOUS FLIGHTS TO QUALITY ON RECORD, PRODUCING RETURNS OF MORE THAN 11% OVER THE SIX-MONTH PERIOD THAT ENDED DECEMBER 31, 2008.

WHILE U.S. TREASURIES RALLIED, MUNICIPAL BONDS SHED VALUE, PARTICULARLY IN LONGER-MATURITY BONDS.


1. The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4 Wells Fargo Advantage Municipal Income Funds             Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

-s- Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage Municipal Income Funds             Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Julio C. Bonilla, CFA
Stephen Galiani

FUND INCEPTION

November 18, 1992

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               17%
AA              24%
AAA             32%
BBB             10%
Cash             4%
Unrated         13%


MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        10%
1-3 Years       17%
3-5 Years        3%
5-10 Years      21%
10-20 Years     35%
20+ Years       14%


1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights                                 Wells Fargo Advantage Municipal Income Funds 7

         WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

  CALIFORNIA LIMITED-TERM             Including Sales Charge                 Excluding Sales Charge             Expense Ratio
       TAX-FREE FUND          6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross (3)   Net (4)
---------------------------   ---------   ------   ------   -------   ---------   ------   ------   -------   ---------   -------
Class A (SFCIX)                  (4.01)   (3.17)    1.36     2.61       (1.03)    (0.19)    1.98      2.92      0.95%       0.85%
Class C (SFCCX)                  (2.50)   (2.03)    1.22     2.09       (1.50)    (1.03)    1.22      2.09      1.70%       1.60%
Administrator Class (SCTIX)                                             (0.95)     0.00     2.25      3.14      0.87%       0.60%
Barclays Capital 3-Year
Municipal Bond Index (5)                                                 3.66      5.53     3.23      4.02

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

2. Performance shown prior to the inception of Class C shares on August 30, 2002, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Class A shares incepted on November 18, 1992.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, excluding the expenses of any money market fund or other fund held by the Fund. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital 3-Year Municipal Bond Index is the 3-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

8 Wells Fargo Advantage Municipal Income Funds             Performance Highlights


WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Stephen Galiani

FUND INCEPTION

October 6, 1988

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               23%
AA              30%
AAA             28%
BBB             14%
Cash             1%
Unrated          4%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year         3%
1-3 Years        5%
3-5 Years        4%
5-10 Years      11%
10-20 Years     49%
20+ Years       28%

1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights                                 Wells Fargo Advantage Municipal Income Funds 9

                      WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                     Including Sales Charge                   Excluding Sales Charge             Expense Ratio
  CALIFORNIA TAX-FREE FUND    6 Months*   1 Year    5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross (2)   Net (3)
---------------------------   ---------   ------    ------   -------   ---------   ------   ------   -------   ---------   ------
Class A (SCTAX)                (11.58)    (12.26)    0.59     2.82       (7.43)    (8.10)    1.51      3.30      0.87%      0.80%
Class B** (SGCBX)              (12.77)    (13.72)    0.36     2.74       (7.77)    (8.72)    0.75      2.74      1.62%      1.55%
Class C (SCTCX)                 (8.77)     (9.73)    0.73     2.51       (7.77)    (8.73)    0.73      2.51      1.62%      1.55%
Administrator Class (SGCAX)                                              (7.29)    (7.84)    1.77      3.51      0.79%      0.55%
Barclays Capital Municipal
Bond Index (4)                                                           (2.49)    (2.48)    2.71      4.26

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

2. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

3. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4. Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

10 Wells Fargo Advantage Municipal Income Funds            Performance Highlights

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Colorado individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Stephen Galiani
Adrian Van Poppel

FUND INCEPTION

June 1, 1993

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               35%
AA              32%
AAA             12%
B                1%
BBB             10%
Cash             2%
Unrated          8%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year         6%
1-3 Years       14%
3-5 Years        2%
5-10 Years      13%
10-20 Years     39%
20+ Years       26%

1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights                                 Wells Fargo Advantage Municipal Income Funds 11


                        WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

                                       Including Sales Charge                 Excluding Sales Charge              Expense Ratio
  COLORADO TAX-FREE FUND      6 Months*   1 Year    5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross (3)   Net (4)
---------------------------   ---------   ------    ------   -------   ---------   ------   ------   -------   ---------   ------
Class A (NWCOX)                (10.03)    (10.30)    0.48     2.95       (5.79)    (6.08)  1.41        3.43       0.97%      0.85%
Class B** (NWCBX)              (11.14)    (11.86)    0.26     2.88       (6.14)    (6.86)  0.65        2.88       1.72%      1.60%
Class C (WCOTX)                 (7.14)     (7.90)    0.64     2.65       (6.14)    (6.90)  0.64        2.65       1.69%      1.60%
Administrator Class (NCOTX)                                              (5.67)    (5.84)  1.66        3.59       0.89%      0.60%
Barclays Capital Municipal
Bond Index (5)                                                           (2.49)    (2.48)  2.71        4.26

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

2. Performance shown prior to the inception of the Class C shares on March 31, 2008, reflects the performance of the Class B shares and is adjusted to reflect Class C sales charges and expenses. Class B shares incepted on August 2, 1993.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, excluding interest and related expenses from inverse floaters and the expenses of any money market fund or any other fund held by the Fund. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

12 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta
Adrian Van Poppel

FUND INCEPTION

January 12, 1988

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               17%
AA              24%
AAA             32%
BBB             10%
Cash             4%
Unrated         13%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        10%
1-3 Years       17%
3-5 Years        3%
5-10 Years      21%
10-20 Years     35%
20+ Years       14%

1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights                                 Wells Fargo Advantage Municipal Income Funds 13

                       WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

                                     Including Sales Charge                   Excluding Sales Charge              Expense Ratio
  MINNESOTA TAX-FREE FUND     6 Months*   1 Year    5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross (3)   Net (4)
---------------------------   ---------   ------    ------   -------   ---------   ------   ------   -------   ---------   ------
Class A (NMTFX)                 (8.39)     (7.82)    1.08     3.00       (4.07)    (3.47)    2.01      3.48      0.93%       0.85%
Class B** (NWMBX)               (9.53)     (9.29)    0.85     2.95       (4.53)    (4.29)    1.23      2.95      1.68%       1.60%
Class C (WMTCX)                 (5.53)     (5.30)    1.23     2.69       (4.53)    (4.30)    1.23      2.69      1.68%       1.60%
Administrator Class (NWMIX)                                              (4.05)    (3.33)    2.25      3.63      0.87%       0.60%
Barclays Capital Municipal
Bond Index (5)                                                           (2.49)    (2.48)    2.71      4.26

*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

2. Performance shown prior to the inception of Class C shares on April 11, 2005, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Class A shares incepted on January 12, 1988.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, excluding the expenses of any money market fund or any other fund held by the Fund. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

14 Wells Fargo Advantage Municipal Income Funds                     Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Beginning        Ending         Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                               07-01-2008       12-31-2008     Period (1)   Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

CLASS A
   Actual                                                       $ 1,000.00    $     989.70       $ 4.25         0.85%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,020.86       $ 4.32         0.85%

CLASS C
   Actual                                                       $ 1,000.00    $     985.00       $ 7.98         1.60%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,017.09       $ 8.11         1.60%

ADMINISTRATOR CLASS
   Actual                                                       $ 1,000.00    $     990.50       $ 3.00         0.60%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,022.12       $ 3.05         0.60%

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

CLASS A
   Actual                                                       $ 1,000.00    $     925.70       $ 3.87         0.80%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,021.11       $ 4.06         0.80%

CLASS B
   Actual                                                       $ 1,000.00    $     922.30       $ 7.49         1.55%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,017.34       $ 7.86         1.55%

CLASS C
   Actual                                                       $ 1,000.00    $     922.30       $ 7.49         1.55%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,017.34       $ 7.86         1.55%

ADMINISTRATOR CLASS
   Actual                                                       $ 1,000.00    $     927.10       $ 2.66         0.55%
   Hypothetical (5% return before expenses)                     $ 1,000.00    $   1,022.37       $ 2.80         0.55%

Fund Expenses                                          Wells Fargo Advantage Municipal Income Funds 15


                                                  Beginning        Ending        Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                 07-01-2008       12-31-2008     Period (1)   Expense Ratio
                                                -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

CLASS A
   Actual                                        $ 1,000.00      $   942.10     $  4.34 (2)       0.89% (3)
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,020.66     $  4.52 (2)       0.89% (3)

CLASS B
   Actual                                        $ 1,000.00      $   938.60     $  7.99 (2)       1.64% (3)
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,016.89     $  8.31 (2)       1.64% (3)

CLASS C
   Actual                                        $ 1,000.00      $   938.60     $  7.99 (2)       1.64% (3)
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,016.89     $  8.31 (2)       1.64% (3)

ADMINISTRATOR CLASS
   Actual                                        $ 1,000.00      $   943.30     $  3.13 (2)       0.64% (3)
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,021.92     $  3.25 (2)       0.64% (3)

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

CLASS A
   Actual                                        $ 1,000.00      $   959.30     $  4.19           0.85%
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,020.86     $  4.32           0.85%

CLASS B
   Actual                                        $ 1,000.00      $   954.70     $  7.86           1.60%
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,017.09     $  8.11           1.60%

CLASS C
   Actual                                        $ 1,000.00      $   954.70     $  7.86           1.60%
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,017.09     $  8.11           1.60%

ADMINISTRATOR CLASS
   Actual                                        $ 1,000.00      $   959.50     $  2.96           0.60%
   Hypothetical (5% return before expenses)      $ 1,000.00      $ 1,022.12     $  3.05           0.60%

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

2. Actual and hypothetical ratios shown in the table include interest expenses and fees for the period. Actual expenses paid during the period using the net expense ratios excluding interest expense and fees for Class A, Class B, Class C and Administrator Class were $4.15, $7.80, $7.80 and $2.93, respectively. Hypothetical expenses paid during the period using the net expenses ratios excluding interest expense and fees for Class A, Class B, Class C and Administrator Class were $4.32, $8.11, $8.11 and $3.05, respectively.

3. The net expense ratios excluding interest expense and fees for Class A, Class B, Class C and Administrator Class were 0.85%, 1.60%, 1.60% and 0.60%, respectively.

16 Wells Fargo Advantage Municipal Income Funds                    Portfolio of Investments -- December 31, 2008 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
MUNICIPAL BONDS & NOTES: 100.16%

CALIFORNIA: 94.69%

$   1,705,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC INSURED)+/-       12.00%  11/01/2034  $ 1,705,000
               ss (m)(n)
    1,175,000  ALAMEDA CONTRA COSTA CA TRANSIT DISTRICT FHR COMPUTER SYSTEM PROJECT
               (LEASE REVENUE)                                                                       4.00   08/01/2012    1,176,410
      700,000  ALISAL CA UNION SCHOOL DISTRICT 2006 ELECTION SERIES A (PROPERTY TAX REVENUE,
               ASSURED GUARANTY)                                                                     5.50   08/01/2013      744,814
    1,500,000  ANAHEIM PUBLIC FINANCING AUTHORITY CONVENTION CENTER PROJECT SERIES A
               (LEASE REVENUE, AMBAC INSURED)                                                        5.25   08/01/2013    1,583,655
      900,000  ANTELOPE VALLEY CALIFORNIA HEALTH CARE SERIES A (HCFR LOC)                            5.20   01/01/2017      849,537
      605,000  BALDWIN PARK CA USD CAPITAL APPRECIATION ELECTION OF 2006 (PROPERTY TAX REVENUE,
               FIRST SECURITY BANK LOC)##                                                            3.50   08/01/2012      534,324
      750,000  BREA CA PUBLIC FINANCING AUTHORITY SERIES A (TAX INCREMENTAL REVENUE)                 5.00   09/01/2012      729,968
    1,300,000  CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2 PREREFUNDED
               (TAX REVENUE)##                                                                       7.00   09/01/2026    1,467,622
      600,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                                 5.50   04/01/2013      593,910
       85,000  CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)+/-ss                              4.45   07/01/2026       91,326
    1,720,000  CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE)+/-ss                       4.45   07/01/2026    1,681,248
      825,000  CALIFORNIA HFFA CALIFORNIA-NEVADA METHODIST (HFFA REVENUE, STATE OF CALIFORNIA)       4.25   07/01/2011      827,186
    1,400,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES B (HCFR, BANK OF AMERICA NA LOC)
               +/-ss                                                                                 0.47   07/01/2025    1,400,000
      945,000  CALIFORNIA HFFA STANFORD HEALTH CARE SEREIS B (HCFR, AMBAC INSURED)                   5.00   11/15/2011      953,193
      800,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES E (HOUSING REVENUE)            4.65   08/01/2022      600,824
      800,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT (HOUSING REVENUE,
               FIRST SECURITY BANK LOC)                                                              4.13   08/01/2011      796,704
      500,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT (HOUSING REVENUE,
               FIRST SECURITY BANK LOC)                                                              4.38   08/01/2012      497,740
    1,000,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K (HOUSING REVENUE)            4.55   08/01/2021      734,420
      500,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES M (HOUSING REVENUE)            4.55   08/01/2021      408,355
    1,000,000  CALIFORNIA HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE)                          3.95   08/01/2012    1,003,360
    1,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC GAS & ELECTRIC
               COMPANY SERIES F (ECONOMIC DEVELOPMENT REVENUE)+/-ss                                  3.75   11/01/2026    1,479,225
    1,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC GAS & ELECTRIC
               COMPANY SERIES G (OTHER REVENUE)+/-ss                                                 3.75   12/01/2018      986,150
      445,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL GETTY SERIES A
               (OTHER REVENUE)+/-ss                                                                  4.00   10/01/2023      456,428
    2,035,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS CENTRAL CALIFORNIA
               (HFFA REVENUE)                                                                        5.00   02/01/2012    1,976,331
    1,000,000  CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT SERIES A (PCR)+/-       5.13   07/01/2031      807,570
               ss
    1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY USA WASTE SERVICES INCORPORATED
               PROJECT B (IDR)+/-ss                                                                  4.00   06/01/2018      956,650
    1,920,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED PROGRAM
               SERIES A (SFHR, FNMA INSURED)                                                         4.20   02/01/2027    1,611,475
      975,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED PROGRAM
               SERIES C PUTTABLE (HOUSING REVENUE, GNMA INSURED)ss                                   4.10   08/01/2039      838,490
      500,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER REVENUE LOC,
               FSA INSURED)+/-ss                                                                     3.00   05/01/2022      500,000
      100,000  CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY COLLEGES SERIES A
               (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                                         5.50   04/01/2013      100,663
      225,000  CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE UNIVERSITY SERIES C
               (LEASE REVENUE, MBIA INSURED)                                                         5.50   10/01/2009      227,723
      800,000  CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST SECURITY BANK LOC)      5.15   12/01/2015      809,552
      200,000  CALIFORNIA STATEWIDE CDA (ACA RADIAN INSURED)+/-ss (m)(n)                             4.32   05/15/2029      200,000
    1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
               (SOLID WASTE REVENUE)(i)                                                              4.95   12/01/2012      850,170
    1,150,000  CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE, MBIA INSURED)              5.50   09/01/2014    1,268,255
      745,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
               (GO - STATES, TERRITORIES)                                                            4.60   11/01/2013      651,532
      820,000  CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS (HFFA REVENUE,
               MBIA INSURED)                                                                         5.50   08/15/2012      854,046

Portfolio of Investments -- December 31, 2008 (Unaudited)          Wells Fargo Advantage Municipal Income Funds 17

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$      50,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE FUND FOR HOUSING SERIES A
               PREREFUNDED (HOUSING REVENUE)ss (i)                                                   6.50%  12/01/2029  $    53,576
      620,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1 (HOUSING REVENUE)           4.25   07/01/2012      563,580
    1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER REVENUE,
               AMBAC INSURED)                                                                        5.50   08/01/2011    1,430,588
    1,375,000  CALIFORNIA STATEWIDE CDA ST. JOSEPH (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)       4.50   07/01/2018    1,322,008
      550,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER FINANCIAL SECURITY
               ASSURANCE INSURANCE CREDIT (HCFR, FIRST SECURITY BANK LOC)                            5.30   12/01/2015      570,691
      725,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER PERMANENTE
               SERIES C (HCFR)+/-ss                                                                  3.85   11/01/2029      719,099
    1,000,000  CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL PROJECT (ELECTRIC
               REVENUE, MBIA INSURED)                                                                5.25   07/01/2010    1,011,050
      375,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE REVENUE)                    4.80   08/01/2020      284,265
    1,205,000  CORONA CA PUBLIC FINANCING AUTHORITY CITY HALL PROJECT SERIES B (LEASE REVENUE,
               MBIA INSURED)                                                                         5.38   09/01/2018    1,130,664
    1,000,000  DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX INCREMENTAL REVENUE)                      4.40   10/01/2011      937,910
      400,000  FONTANA CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)                  5.00   09/01/2012      419,240
      460,000  FULLERTON CA PUBLIC FINANCING AUTHORITY (TAX INCREMENTAL REVENUE, AMBAC INSURED)      5.00   09/01/2011      462,590
    3,230,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003 A1 PREREFUNDED
               (EXCISE TAX REVENUE)ss                                                                6.25   06/01/2033    3,506,230
    1,350,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES A2 PREREFUNDED
               (EXCISE TAX REVENUE)ss                                                                7.90   06/01/2042    1,632,501
      100,000  HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1 SERIES A (SPECIAL FACILITIES
               REVENUE, AMBAC INSURED)                                                               4.25   09/01/2011       99,721
    1,000,000  INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL IMPROVEMENT PROJECT
               SERIES B (LEASE REVENUE, FIRST SECURITY BANK LOC)                                     6.25   08/01/2011    1,052,890
      500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
               (SPECIAL TAX REVENUE)                                                                 5.35   09/01/2010      499,565
    1,045,000  LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE SOUTH PACIFIC
               (LEASE REVENUE, AMBAC INSURED)                                                        5.50   11/01/2015    1,032,753
      375,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT CAPITAL APPRECIATION ELECTION 2008
               SERIES A (COLLEGE & UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)##                    3.35   06/01/2012      334,759
      230,000  LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                                       4.75   08/15/2011      230,478
      355,000  LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE REVENUE, INDLC
               INSURED )                                                                             9.63   07/01/2013      406,127
      500,000  LOS ANGELES CA SUB SERIES C (SEWER REVENUE, BANK OF NOVA SCOTIA)+/-ss                 0.70   06/01/2028      500,000
    1,000,000  LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT # 5 ROWLAND HEIGHTS AREA
               (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                                        5.00   09/01/2019    1,013,020
      500,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER PROJECT SERIES A
               (LEASE REVENUE, FGIC INSURED)                                                         5.00   09/01/2014      516,900
      305,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B (SALES TAX REVENUE)          6.50   07/01/2010      315,638
      250,000  LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY CAPITAL GRANT RECIPIENT
               GOLDLINE SERIES B1 (SALES TAX REVENUE, FGIC INSURED)+/-ss                             2.97   10/01/2010      250,000
      500,000  MOJAVE CA USD COPS (LEASE REVENUE, FIRST SECURITY BANK LOC)##                         3.50   09/01/2012      440,325
      790,000  MOUNT SAN ANTONIO CA COMMUNITY COLLEGE DISTRICT CAPTIAL APPRECIATION 2001
               ELECTION SERIES D (PROPERTY TAX REVENUE)##                                            3.49   06/01/2012      701,923
      500,000  MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A (TAX ALLOCATION
               REVENUE, MBIA INSURED)                                                                5.50   08/01/2013      500,240
    1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
               (SOLID WASTE REVENUE)                                                                 5.10   02/15/2011      980,690
    1,000,000  NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     12.00   08/01/2013    1,381,370
    1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA OREGON TRANSMISSION PROJECT SERIES A
               (POWER REVENUE, MBIA INSURED)                                                         7.00   05/01/2013    1,513,190
      635,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION CENTERS
               (LEASE REVENUE, AMBAC INSURED)                                                        5.50   10/01/2011      662,610
    1,500,000  ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINED SAVERS & RIBS
               (SALES TAX REVENUE)                                                                   6.20   02/14/2011    1,514,385

18 Wells Fargo Advantage Municipal Income Funds                    Portfolio of Investments -- December 31, 2008 (Unaudited)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$     290,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)      5.10%  07/01/2012  $   267,864
      410,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)      5.20   07/01/2013      369,295
      200,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)      5.30   07/01/2013      180,904
      430,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)      5.30   07/01/2014      379,320
    1,040,256  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES REVENUE)(i)                4.80   09/01/2027      921,147
    2,450,000  PORT OF OAKLAND CA SERIES K (AIRPORT REVENUE, FGIC INSURED)                           5.75   11/01/2012    2,450,588
    1,000,000  PORT OF OAKLAND CA SERIES K (AIRPORT REVENUE, MBIA INSURED)                           5.75   11/01/2014      991,960
      250,000  RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO REDEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE, AMBAC INSURED)                                              5.00   09/01/2011      254,350
    1,000,000  RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES A (LEASE REVENUE)          4.50   05/01/2012    1,023,790
      625,000  ROCKLIN CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE, FGIC INSURED)##            5.36   08/01/2017      396,813
    1,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REGULATION B
               (OTHER REVENUE, FGIC INSURED)+/-ss                                                    2.01   12/01/2035      400,000
    1,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY SERIES A
               (SEWER REVENUE)                                                                       6.00   12/01/2014    1,069,580
      435,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT ESCROW TO MATURITY SERIES C (ELECTRIC
               REVENUE, MBIA INSURED)                                                                5.75   11/15/2009      451,974
      985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE, AMBAC INSURED)          5.00   08/01/2012      975,111
    1,000,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES PROJECT (OTHER REVENUE)       5.10   06/01/2017      743,510
      500,000  SAN DIEGO CA CTF UNDIVIDED INTEREST (WATER REVENUE, FGIC INSURED)                     5.00   08/01/2017      505,295
      900,000  SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE, AMBAC INSURED)           5.63   09/01/2012      911,439
      605,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED PROJECT
               (AIRPORT REVENUE)                                                                     8.00   07/01/2013      687,437
      100,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES A (AIRPORT REVENUE,
               FGIC INSURED)                                                                         5.00   05/01/2016       93,773
      110,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES ISSUE 20 (AIRPORT
               REVENUE, MBIA INSURED)                                                                4.25   05/01/2009      110,758
      675,000  SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION REVENUE)                    5.25   08/01/2011      674,163
      300,000  SANTA MARGARITA-DANA POINT AUTHORITY SERIES A (OTHER REVENUE, MBIA INSURED)           7.25   08/01/2010      324,012
    2,350,000  TORRANCE CA REDEVELOPMENT AGENCY REFERENDUM SERIES C (TAX ALLOCATION REVENUE,
               MBIA INSURED)                                                                         5.45   09/01/2018    2,284,012
      315,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)      6.00   08/01/2013      355,537
      345,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)      8.00   08/01/2012      405,503
      855,000  WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)                           5.00   07/01/2013      846,190
      245,000  WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT AGENCY SERIES A
               (LEASE REVENUE)                                                                       5.00   11/01/2012      235,131

                                                                                                                         79,253,888
                                                                                                                        -----------

PUERTO RICO: 5.47  %
      805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (PROPERTY TAX REVENUE, MBIA INSURED)      5.75   07/01/2020      857,792
    1,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE, FIRST SECURITY         3.12   07/01/2029      780,000
               BANK LOC)+/-
    2,000,000  PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)                      4.75   10/01/2011    2,004,560
      925,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A (SALES TAX REVENUE,
               AMBAC INSURED)                                                                        5.25   07/01/2010      936,091

                                                                                                                          4,578,443
                                                                                                                        -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $87,438,323)                                                                         83,832,331
                                                                                                                        -----------

Portfolio of Investments -- December 31, 2008 (Unaudited)          Wells Fargo Advantage Municipal Income Funds 19

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
SHORT-TERM INVESTMENTS: 0.30%
      252,849  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                              01/02/2009  $   252,849
                                                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS (COST $252,849)                                                                                252,849
                                                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $87,691,172)*                                            100.46%                                                  $84,085,180
Other Assets and Liabilities, Net                               (0.46)                                                     (381,067)
                                                               ------                                                   -----------
TOTAL NET ASSETS                                               100.00%                                                  $83,704,113
                                                               ------                                                   -----------

----------
+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at December 31, 2008.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default but security may not be disposable if and until successful auctions resume.

(i)       Illiquid security.

##        Zero coupon bond. Interest rate presented is yield to maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $252,849.

* Cost for federal income tax purposes is $ 87,719,892 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $    476,530
      Gross unrealized depreciation                       (4,111,242)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ (3,634,712)

The accompanying notes are an integral part of these financial statements.

20 Wells Fargo Advantage Municipal Income Funds                    Portfolio of Investments -- December 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.56%

CALIFORNIA: 97.28%
$   4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING HOUSE
               (NURSING HOME REVENUE)                                                               5.50%   02/15/2029  $ 2,764,720
    2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF MECHANIC ARTS
               (EDUCATIONAL FACILITIES REVENUE)                                                     5.30    10/01/2032    1,851,452
    4,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SENIOR WINDEMERE RANCH
               FINANCING PROGRAM SERIES A (SPECIAL FACILITIES REVENUE, CIFG INSURED)                4.75    09/02/2034    2,470,545
    1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##         5.01    08/01/2018      933,825
    2,000,000  ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK LOC)                     5.25    08/01/2025    2,029,900
    3,895,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
               INSURED)+/-ss (m)(n)                                                                12.00    11/01/2034    3,895,000
    3,660,000  ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
               (TRANSPORTATION REVENUE)##                                                           6.21    10/01/2018    2,016,184
    1,105,000  ALISAL CALIFORNIA UNION SCHOOL DISTRICT CAPITAL APPRECIATION-2006
               ELECTION-SERIES A (PROPERTY TAX REVENUE, GUARANTEE AGREEMENT)##                      6.19    08/01/2017      654,701
    1,000,000  ALVORD CA USD SERIES D (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)               5.55    08/01/2030    1,028,640
    5,900,000  ANAHEIM PUBLIC FINANCING AUTHORITY (LEASE REVENUE, FIRST SECURITY BANK LOC)##        5.51    09/01/2018    3,487,726
    8,750,000  ANAHEIM PUBLIC FINANCING AUTHORITY CAPITAL APPRECIATION-SUB-PUBLIC
               IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)##             7.09    09/01/2025    2,739,713
    3,075,000  ANTELOPE VALLEY CALIFORNIA HEALTH CARE SERIES A (HCFR LOC)                           5.20    01/01/2017    2,902,585
    4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)     5.88    09/01/2020    3,589,187
    3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1 LIBRARY PROJECT
               SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)                                    5.75    08/01/2030    3,385,834
    2,105,000  BREA PUBLIC FINANCING AUTHORITY TAX ALLOCATION SERIES A (TAX INCREMENTAL REVENUE)    7.00    09/01/2023    1,913,045
    1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)##                     5.61    08/01/2021      748,080
    4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                                  5.00    03/01/2028    3,024,560
    3,000,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                                6.00    04/01/2022    2,683,680
    3,000,000  CALIFORNIA COMMERCE JOINT POWER FINANCING AUTHORITY (OTHER REVENUE,
                AMBAC INSURED)                                                                      5.00    08/01/2026    2,434,860
    1,085,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B (COLLEGE &
               UNIVERSITY REVENUE)                                                                  5.13    04/01/2017      892,488
      725,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B (COLLEGE &
               UNIVERSITY REVENUE)                                                                  5.25    04/01/2024      501,715
      275,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B PREREFUNDED
               (COLLEGE & UNIVERSITY REVENUE)ss                                                     5.25    04/01/2009      280,855
    1,125,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SCRIPPS HEALTH SERIES A
               (HOSPITAL REVENUE)                                                                   5.00    10/01/2022      960,199
    1,600,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES B (HCFR, BANK OF AMERICA NA
               LOC)+/-ss                                                                            0.47    07/01/2025    1,600,000
    3,950,000  CALIFORNIA HOME MORTGAGE FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                                            6.10    02/01/2046    3,546,231
    6,700,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES E (HOUSING REVENUE)           4.65    08/01/2022    5,031,901
    7,115,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K (HOUSING REVENUE)           4.55    08/01/2021    5,225,398
    2,000,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES K AMT (HOUSING REVENUE)       5.30    08/01/2023    1,786,320
    4,500,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES M (HOUSING REVENUE)           4.55    08/01/2021    3,675,195
    5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. DAVID GLADSTONE
               INSTITUTE PROJECT (HCFR)                                                             5.25    10/01/2034    4,250,650
    4,140,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY BENNETT HOUSE PROJECT SERIES E
               (HOUSING REVENUE, FNMA)                                                              4.90    08/15/2037    3,349,550
    2,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS CENTRAL CALIFORNIA
               (HOSPITAL REVENUE)                                                                   5.00    02/01/2020    1,958,450
    2,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B PREREFUNDED (COLLEGE &
               UNIVERSITY REVENUE)ss                                                                6.75    06/01/2030    2,174,200
    6,615,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOMEBUYERS FUND (SFMR,
               GNMA INSURED)                                                                        5.40    06/01/2048    5,844,353
    2,355,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
               SERIES A (SFMR, FNMA INSURED)                                                        5.40    02/01/2037    1,896,953
       75,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
               SERIES B (HOUSING REVENUE, GNMA INSURED)                                             6.25    12/01/2031       72,813

Portfolio of Investments -- December 31, 2008 (Unaudited)          Wells Fargo Advantage Municipal Income Funds 21

CALIFORNIA TAX-FREE FUND


                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$     100,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
               SERIES B5 (HOUSING REVENUE, GNMA INSURED)+/-ss                                       6.35%   12/01/2029  $    99,231
    3,550,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
               SERIES C PUTTABLE (HOUSING REVENUE, GNMA)ss                                          5.40    02/01/2046    3,041,037
    3,565,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
               SERIES E (HOUSING REVENUE, GNMA)                                                     5.80    08/01/2043    3,254,560
    1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION PROGRAM SERIES MM
               (LEASE REVENUE)                                                                      5.50    06/01/2021    1,090,196
    3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE SERIES A (OTHER
               REVENUE, AMBAC INSURED)                                                              5.30    12/01/2021    3,021,780
      800,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER REVENUE LOC,
               FSA INSURED)+/-ss                                                                    3.00    05/01/2022      800,000
      450,000  CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC INSURED)ss             5.25    12/01/2024      437,265
    3,200,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SENIOR AUXILIARY
               ORGANIZATION EVENT CENTER PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)ss               6.00    07/01/2022    3,696,992
    2,000,000  CALIFORNIA STATE UNIVERSITY FULLERTON FOUNDATION SERIES B (COLLEGE &
               UNIVERSITY REVENUE, MBIA INSURED)                                                    6.63    07/01/2030    1,868,980
      250,000  CALIFORNIA STATEWIDE CDA+/-ss(m)(n)                                                  4.32    05/15/2029      250,000
    4,255,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED (HCFR)ss                          6.50    07/01/2020    4,636,418
    1,745,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE (HCFR)ss                   6.50    07/01/2020    1,898,124
    1,815,000  CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)                          6.50    08/01/2012    1,917,783
    2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR, MBIA INSURED)         5.25    08/15/2029    1,712,000
    2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR, MBIA INSURED)         5.25    08/15/2029    1,712,000
    2,010,000  CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T (HOUSING REVENUE,
               GNMA INSURED)                                                                        6.10    12/20/2035    1,810,246
    1,190,000  CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL PENINSULA PROJECT
               (OTHER REVENUE)                                                                      5.00    11/01/2016      952,797
    4,210,000  CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
               FIRST SECURITY BANK LOC)                                                             5.25    10/01/2027    4,097,046
    4,000,000  CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                                  5.38    04/01/2017    3,606,640
    4,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY (HOSPITAL REVENUE)            5.25    12/01/2027    2,686,040
    1,000,000  CALIFORNIA STOCKTON PUBLIC FINANCING AUTHORITY (OTHER REVENUE, GUARANTEE             5.00    09/01/2048    1,000,000
               AGREEMENT)+/-ss
    6,000,000  CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                                             6.25    08/15/2031    5,992,260
    2,750,000  CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK LOC)                    5.13    08/15/2022    2,610,658
    2,000,000  CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE INSURED)                    5.25    02/01/2021    1,904,120
    1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 (PROPERTY TAX REVENUE,
               FGIC INSURED)                                                                        5.00    08/01/2032      914,610
      115,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE, MBIA INSURED)            6.50    04/01/2012      115,416
    1,140,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                       5.25    10/01/2020    1,041,732
    1,075,000  CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL APPRECIATION SERIES A
               (TAX INCREMENTAL REVENUE, MBIA INSURED)##                                            6.59    08/01/2024      391,386
    1,085,000  CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL APPRECIATION SERIES A
               (TAX INCREMENTAL REVENUE, MBIA INSURED)##                                            6.71    08/01/2026      339,974
    5,000,000  CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX REVENUE, MBIA
               INSURED)##                                                                           5.62    09/01/2021    2,478,750
    3,600,000  CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)##          6.96    08/01/2028      942,624
    1,525,000  CENTINELA VALLEY UNION HIGH SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE,
               MBIA INSURED)                                                                        5.50    02/01/2024    1,488,309
    2,645,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO PROGRAM SERIES A
               (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)                                       6.45    02/01/2018    2,938,912
    3,000,000  CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.13    04/01/2021    2,671,260
    1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER DISTRICT SEWER
               SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)                                        6.00    08/01/2016    1,805,922
    3,000,000  CITY OF SAN JOSE CA SERIES A (AIRPORT REVENUE, AMBAC INSURED)                        5.50    03/01/2026    2,514,630
    2,985,000  COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX REVENUE, FGIC
               INSURED)                                                                             5.25    02/01/2025    2,896,554
      480,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE REVENUE)                   4.80    08/01/2020      363,859

22 Wells Fargo Advantage Municipal Income Funds                    Portfolio of Investments -- December 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$     270,000  CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                               7.75%   05/01/2022  $   342,595
    5,400,000  CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY (OTHER REVENUE,
               MBIA INSURED)##                                                                      6.49    09/01/2017    3,103,650
    2,620,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY (TAX INCREMENTAL REVENUE)          5.25    08/01/2028    1,721,052
    1,425,000  CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A (SALES TAX REVENUE)         6.50    03/01/2009    1,436,514
    5,000,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN MOBILE SERIES A
               (OTHER REVENUE)                                                                      5.25    12/15/2031    3,412,150
    4,000,000  DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT PROJECT
               (TAX INCREMENTAL REVENUE)##                                                          4.51    12/01/2016    2,810,960
    5,265,000  DUARTE CA SERIES A (HCFR)                                                            5.25    04/01/2024    4,417,809
    2,000,000  DUARTE CA SERIES A (HCFR, ACA INSURED)                                               5.25    04/01/2019    1,654,240
    3,300,000  EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR PROJECT (TAX
               INCREMENTAL REVENUE)                                                                 6.63    10/01/2029    3,487,737
    4,430,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL APPRECIATION
               SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)##                                      4.65    09/01/2018    2,841,181
    5,185,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL APPRECIATION
               SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)##                                      4.78    09/01/2019    3,132,984
    5,420,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL APPRECIATION
               SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)##                                      4.90    09/01/2020    3,082,462
      250,000  EASTERN MUNICIPAL WATER DISTRICT CA SERIES H (WATER & SEWER REVENUE)                 5.00    07/01/2035      229,090
    2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE II (LEASE
               REVENUE, AMBAC INSURED)(i)                                                           5.25    01/01/2034    1,936,050
      500,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL FACILITIES            5.75    09/02/2014      465,360
               REVENUE)
    1,750,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL FACILITIES            5.90    09/02/2021    1,412,565
               REVENUE)
    1,265,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER PROJECT SERIES B
               (LEASE REVENUE, AMBAC INSURED)                                                       6.13    09/01/2011    1,346,428
    2,000,000  ETIWANDA SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY (OTHER REVENUE,
               GUARANTEE AGREEMENT)                                                                 5.00    09/15/2032    1,823,860
    1,000,000  FAIRFIELD CA FAIRFIELD WATER SERIES A (WATER REVENUE, XLCA COMPANY INSURED)##        6.11    04/01/2021      478,360
    2,455,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX INCREMENTAL          5.50    10/01/2017    2,441,154
               REVENUE)
    5,040,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX INCREMENTAL          5.50    10/01/2027    4,578,890
               REVENUE)
    4,785,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX INCREMENTAL          5.60    10/01/2027    4,399,281
               REVENUE)
    5,400,000  FONTANA USD CA ELECTION 2006 SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)       5.25    08/01/2026    5,456,484
    3,000,000  FOOTHILL-DE ANZA CA COMMUNITY COLLEGE DISTRICT SERIES B (PROPERTY TAX REVENUE,
               AMBAC INSURED)                                                                       5.00    08/01/2027    2,946,450
      550,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                                 6.63    12/01/2011      559,559
    7,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA ASSET-BACKED SERIES
               A1 (OTHER REVENUE)                                                                   5.13    06/01/2047    3,538,780
    2,010,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1 (OTHER REVENUE)            4.50    06/01/2027    1,351,745
    2,000,000  GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER REVENUE, MBIA            4.61    08/01/2015    1,481,760
               INSURED)##
    2,500,000  HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                                    6.00    12/01/2013    2,578,900
    4,105,000  HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss                                                                               6.00    11/01/2025    4,495,468
    3,000,000  HESPERIA CA PFA (OTHER REVENUE, XLCA)                                                5.00    09/01/2031    2,288,820
    1,915,000  INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES A (OTHER REVENUE)              4.63    06/01/2021    1,668,712
      200,000  JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE)               6.40    08/01/2016      200,712
    2,000,000  KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)           5.60    08/01/2012    2,164,920
    4,000,000  LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                              5.50    09/01/2030    2,971,400
    3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON (SPECIAL TAX
               REVENUE)                                                                             5.63    09/01/2016    2,742,321
    1,500,000  LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC INSURED)                  6.00    11/01/2017    1,628,175
    6,400,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT ELECTION 2008 SERIES A (OTHER REVENUE,
               FIRST SECURITY BANK LOC)##                                                           6.14    06/01/2028    1,978,688
    4,740,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (HOUSING REVENUE, FNMA)+/-ss           4.90    08/15/2039    4,608,323
      675,000  LOS ANGELES CA SERIES F2 (OTHER REVENUE)+/-ss                                        1.00    06/01/2032      675,000
    2,310,000  LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY MANCHESTER SOCIAL SERVICES PROJECT
               (LEASE REVENUE, AMBAC INSURED)                                                       5.00    09/01/2025    1,908,961

Portfolio of Investments -- December 31, 2008 (Unaudited)          Wells Fargo Advantage Municipal Income Funds 23

CALIFORNIA TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$     250,000  LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY CAPITAL GRANT
               RECIPIENT GOLDLINE SERIES B1 (SALES TAX REVENUE, FGIC INSURED)+/-ss                  2.97%   10/01/2010  $   250,000
    1,000,000  LOS ANGELES COUNTY PUBLIC WORKS FINANCING AUTHORITY MASTER PROJECT SERIES B
               (LEASE REVENUE, FGIC INSURED)                                                        5.00    09/01/2018      979,460
    2,015,000  LOS ANGELES DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL AIRPORT-SERIES C
               (AIRPORT REVENUE)                                                                    5.00    05/15/2024    1,891,339
    2,135,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A (PROPERTY
               TAX REVENUE, FGIC INSURED)##                                                         5.22    08/01/2018    1,303,311
      340,000  MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)                            6.00    10/01/2012      347,269
    4,375,000  MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX INCREMENTAL REVENUE,
               AMBAC INSURED)                                                                       5.00    05/01/2021    3,838,931
    1,435,000  MONTEBELLO USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)##                     5.62    08/01/2021      714,788
      350,000  MURRIETA VALLEY USD PUBLIC FINANCING AUTHORITY (OTHER REVENUE, FIRST SECURITY
               BANK LOC)##                                                                          6.15    09/01/2022      152,947
    1,785,000  MURRIETA VALLEY USD PUBLIC FINANCING AUTHORITY (OTHER REVENUE, FIRST SECURITY
               BANK LOC)##                                                                          6.38    09/01/2025      626,696
    1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
               (SOLID WASTE REVENUE)                                                                5.50    02/15/2013    1,032,512
    6,135,000  NORWALK-LA MIRADA USD CA CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
               FIRST SECURITY BANK LOC)##                                                           6.19    08/01/2029    1,749,334
    1,534,726  OAK GROVE UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER REVENUE)(i)                  4.75    08/01/2027    1,308,170
    1,500,000  ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX REVENUE, MBIA
               INSURED)                                                                             6.00    08/01/2015    1,662,210
    1,000,000  ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)                          5.50    07/01/2011    1,002,240
      250,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE REVENUE)+/-ss                   1.20    08/01/2029      250,000
   10,000,000  PALM SPRINGS CA (HOSPITAL REVENUE)##                                                 4.18    04/15/2021    6,017,600
      290,000  PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)                 6.00    07/01/2018      236,744
      500,000  PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT REVENUE)                 6.40    07/01/2023      379,800
    1,975,731  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES REVENUE)(i)               4.80    09/01/2027    1,749,510
    1,425,000  PALOMAR POMERADO HEALTH (PROPERTY TAX REVENUE, MBIA INSURED)##                       5.60    08/01/2020      751,916
    1,525,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE)                  6.25    01/01/2018    1,695,892
    2,045,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                                     5.75    10/01/2031    1,899,253
    1,030,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                       5.25    10/01/2020      941,214
    5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                              6.25    12/01/2032    3,849,450
    2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA INSURED)                5.50    05/01/2019    2,118,920
    2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                                  5.85    08/01/2032    1,852,851
    2,480,000  POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                          6.55    08/01/2029    2,585,896
    9,105,000  PORT OF OAKLAND (AIRPORT REVENUE, FGIC INSURED)                                      5.75    11/01/2021    8,226,914
    2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC INSURED)                5.50    11/01/2020    1,781,480
    3,600,000  PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                                  5.13    06/01/2030    2,384,748
    1,000,000  RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY EISENHOWER MEDICAL CENTER
               SERIES B (HOSPITAL REVENUE, MBIA INSURED)                                            4.88    07/01/2022      792,530
      875,000  REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC INSURED)                   4.63    08/01/2022      703,255
    1,150,000  REDLANDS USD CA ELECTION OF 2008 (PROPERTY TAX REVENUE)##                            4.82    07/01/2018      731,596
      420,000  REDLANDS USD CA ELECTION OF 2008 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)##                                                                 4.59    07/01/2017      285,650
    1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)                 5.00    09/01/2021      793,560
      260,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE REVENUE)                5.25    05/15/2013      260,205
    8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY HOSPITAL PROJECT
               (HCFR, MBIA INSURED)##                                                               6.01    06/01/2026    3,064,461
    1,250,000  RIVERSIDE COUNTY CA MORTGAGE GNMA-BACKED SECURITY SERIES A (HOUSING REVENUE,
               GNMA)                                                                                7.80    05/01/2021    1,638,738
    3,345,000  RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY SERIES A (LEASE REVENUE)            6.00    05/01/2022    3,387,582
      710,000  ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN REDEVELOPMENT SERIES
               A (TAX INCREMENTAL REVENUE)                                                          5.50    09/01/2031      523,185
    1,765,000  SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)                          6.25    08/15/2010    1,821,445
      635,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                                        5.38    12/01/2013      680,809
    1,985,000  SACRAMENTO CA SERIES A (OTHER REVENUE)                                               8.25    01/01/2021    2,672,286

24 Wells Fargo Advantage Municipal Income Funds                    Portfolio of Investments -- December 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE FUND

                                                                                                  INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                        RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$   1,085,000  SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE REVENUE, AMBAC INSURED)      5.00%   10/01/2025  $   933,176
    2,870,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS PROJECT SERIES H
               (HOUSING REVENUE, FNMA INSURED)                                                      5.70    03/01/2034    2,452,013
    2,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REGULATION B
               (OTHER REVENUE, FGIC INSURED)+/-                                                     2.01    12/01/2035      800,000
    3,270,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING FACILITIES PROJECT
               (OTHER REVENUE, MBIA INSURED)                                                        5.50    06/01/2037    2,380,495
    2,500,000  SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)##         5.86    09/01/2023    1,071,625
    1,060,000  SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING FACILITIES REVENUE)       5.30    09/01/2020      926,493
        5,000  SAN DIEGO CA USD SERIES E (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)            5.00    07/01/2028        5,366
    2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES 27B (AIRPORT
               REVENUE, FGIC INSURED)                                                               5.00    05/01/2019    2,523,375
    6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD (TOLL ROAD             4.37    01/01/2024    3,137,160
               REVENUE)##                                                                           4.37    01/01/2024    3,137,160
    3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING REVENUE)                 6.20    01/01/2041    2,124,837
    1,205,000  SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)##                           5.41    01/01/2021      635,023
    2,000,000  SAN JOSE REDEVELOPMENT AGENCY CA MERGED AREA REDEVELOPMENT PROJECT SERIES C
               (TAX INCREMENTAL REVENUE, MBIA INSURED)                                              5.00    08/01/2025    1,612,700
    3,175,000  SAN JOSE USD (LEASE REVENUE, FIRST SECURITY BANK LOC)##                              5.93    01/01/2026    1,175,703
    1,300,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)##                                      3.87    01/01/2019      886,093
    5,315,000  SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                                    6.25    09/02/2022    6,507,686
    1,200,000  SAN RAFAEL CITY CA HIGH SCHOOL DISTRICT ELECTION OF 2002 SERIES B (PROPERTY
               TAX REVENUE, MBIA INSURED)##                                                         5.57    08/01/2023      538,560
    3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C (LEASE REVENUE)        5.60    09/01/2019    2,593,320
    3,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER APARTMENTS SERIES A
               (HOUSING REVENUE)                                                                    6.50    09/01/2039    1,796,490
    7,500,000  SANTA CLARA COUNTY FINANCING AUTHORITY (OTHER REVENUE, AMBAC INSURED)                5.75    02/01/2041    6,485,625
      870,000  SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT UNION HIGH SCHOOL-SERIES A
               (OTHER REVENUE, FIRST SECURITY BANK LOC)##                                           5.49    08/01/2019      490,289
    1,505,000  SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT UNION HIGH SCHOOL-SERIES A
               (OTHER REVENUE, FIRST SECURITY BANK LOC)##                                           5.75    08/01/2020      780,734
    1,970,000  SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE, AMBAC INSURED)       5.25    08/01/2022    1,738,564
    3,000,000  SONOMA CA COMMUNITY REDEVELOPMENT AGENCY THE SPRINGS REDEVELOPMENT PROJECT
               (TAX ALLOCATION REVENUE, ASSURED GUARANTY)                                           6.50    08/01/2028    3,110,100
    1,765,000  SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX INCREMENTAL REVENUE,
               XLCA INSURED)                                                                        5.25    09/01/2019    1,652,005
    1,000,000  SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)                  5.55    11/01/2020    1,025,690
    3,000,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE (AIRPORT
               REVENUE, XLCA INSURED)                                                               5.00    12/01/2036    2,117,220
    1,270,000  SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                                6.75    07/01/2011    1,400,340
    3,515,000  SOUTHWEST COMMUNITY CA FINANCE AUTHORITY RIVERSIDE COUNTY (LEASE REVENUE)            6.38    05/01/2033    3,610,081
      875,000  STATE OF CALIFORNIA SERIES BH (OTHER REVENUE, FIRST SECURITY BANK LOC)               5.40    12/01/2016      875,061
   13,500,000  STATE OF CALIFORNIA VETERANS SERIES BZ (GO STATE, MBIA INSURED)                      5.35    12/01/2021   12,142,035
    5,690,000  SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL SERIES A (PROPERTY
               TAX REVENUE, MBIA INSURED)##                                                         3.96    09/01/2013    4,738,461
    2,590,000  SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX REVENUE (SPECIAL TAX
               REVENUE, FIRST SECURITY BANK LOC)                                                    5.00    09/01/2026    2,498,521
    3,000,000  TULARE CA PFFA PROJECT (PROPERTY TAX REVENUE, GUARANTEE AGREEMENT)                   5.25    04/01/2027    2,351,910
    5,305,000  UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES REVENUE, AMBAC              5.38    10/01/2034    4,172,117
               INSURED)
    1,760,000  VACAVILLE USD (LEASE REVENUE, GUARANTEE AGREEMENT)                                   6.50    12/01/2034    1,733,864
    1,000,000  VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, AMBAC            5.05    12/01/2026      828,380
               INSURED)
    2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT PROJECT AREA
               (TAX INCREMENTAL REVENUE)                                                            5.88    09/01/2037    1,821,300
    1,135,000  WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)                   5.75    08/01/2015    1,138,575
    1,400,000  WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY TAX REVENUE)            6.00    08/01/2025    1,435,504
    1,055,000  WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY TAX REVENUE)            6.00    08/01/2027    1,072,724
    2,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XLCA INSURED)          5.00    09/01/2034    1,571,600

Portfolio of Investments -- December 31, 2008 (Unaudited)          Wells Fargo Advantage Municipal Income Funds  25

CALIFORNIA TAX-FREE FUND

                                                                                                 INTEREST   MATURITY
  PRINCIPAL    SECURITY NAME                                                                       RATE       DATE        VALUE
CALIFORNIA (CONTINUED)
$     400,000  WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A (HOUSING REVENUE)         6.50%  08/01/2010  $     396,608
    2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC CENTER SERIES A
               (LEASE REVENUE, FIRST SECURITY BANK LOC)                                             5.38   10/01/2018      2,535,994
    1,190,000  WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, GUARANTEE AGREEMENT)##            6.03   08/01/2024        471,641
    1,525,000  WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, GUARANTEE AGREEMENT)##            6.37   08/01/2027        475,541
    1,660,000  YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A (SPECIAL
               TAX REVENUE, MBIA INSURED)##                                                         5.35   09/01/2019        945,270

                                                                                                                         425,053,735
                                                                                                                       -------------
PUERTO RICO: 1.28  %

    3,800,000  CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED ss                      6.00   07/01/2010      4,040,426
    3,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
               FIRST SECURITY BANK LOC)+/-                                                          3.12   07/01/2029      1,560,000

                                                                                                                           5,600,426
                                                                                                                       -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $ 472,717,401)                                                                       430,654,161
                                                                                                                       -------------


     SHARES
SHORT-TERM INVESTMENTS: 0.49%
    2,142,652  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                             2,142,652
                                                                                                                        ------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 2,142,652)                                                                            2,142,652
                                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $474,860,053)*                                                    99.05%                                         $ 432,796,813
OTHER ASSETS AND LIABILITIES, NET                                        0.95                                              4,134,294
                                                                       ------                                          -------------
TOTAL NET ASSETS                                                       100.00%                                         $ 436,931,107
                                                                       ------                                          -------------

----------
##        Zero coupon bond. Interest rate presented is yield to maturity.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at December 31, 2008.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default but security may not be disposable if and until successful auctions resume.

(i)       Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++ Short-term security of an affiliate of the Fund with a cost of $2,142,652.

* Cost for federal income tax purposes is $475,229,678 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                    $   8,077,579
Gross unrealized depreciation                                      (50,510,444)
                                                                 -------------
Net unrealized appreciation (depreciation)                       $ (42,432,865)


The accompanying notes are an integral part of these financial statements.

26 Wells Fargo Advantage Municipal Income Funds                           Portfolio of Investments -- December 31, 2008 (Unaudited)


COLORADO TAX-FREE FUND

 PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES: 98.64%
COLORADO: 97.43%

$ 1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON
              PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)ss                   5.50%         12/01/2019    $1,386,363
    460,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN
              DISTRICT (PROPERTY TAX REVENUE)                                      6.38          12/01/2016       396,124
    500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY
              (WATER REVENUE, FIRST SECURITY BANK LOC)                             5.00          12/01/2033       454,325
  2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                    6.00          10/01/2040     1,684,400
  1,000,000   BOULDER CO PREREFUNDED (WATER REVENUE)ss                             5.60          12/01/2017     1,079,600
    500,000   BROMLEY PARK CO METROPOLITAN DISTRICT #2 SERIES
              A (PROPERTY TAX REVENUE, RADIAN INSURED)                             5.13          12/01/2037       310,940
    150,000   CANON CITY CO FINANCE AUTHORITY (LEASE REVENUE,
              ASSURED GUARANTY)                                                    5.00          12/01/2032       137,105
    550,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2
              (OTHER REVENUE, MBIA INSURED)ss +/-                                  5.00          09/01/2039       542,179
    750,000   COLORADO ECFA (EDUCATIONAL FACILITIES REVENUE)                       6.75          11/15/2028       717,578
  1,250,000   COLORADO ECFA (OTHER REVENUE)                                        5.25          06/01/2021     1,190,750
  1,000,000   COLORADO ECFA (OTHER REVENUE)                                        7.25          12/01/2028       931,430
    625,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT
              PREREFUNDED (PRIVATE SCHOOL REVENUE)ss                               6.25          12/15/2012       671,263
  3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE)                                             5.30          02/15/2029     3,520,313
  1,000,000   COLORADO ECFA AMERICAN ACADEMY PROEJCT
              (EDUCATIONAL FACILITIES REVENUE)                                     7.38          12/01/2028       929,730
    500,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES
              A (OTHER REVENUE)                                                    6.25          05/01/2036       329,505
    500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS
              (OTHER REVENUE)++                                                    6.13          12/15/2035       321,145
  1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT
              (EDUCATIONAL FACILITIES REVENUE,
              XLCA INSURED)                                                        5.00          06/15/2019     1,047,082
  1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT
              (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)                       5.25          06/15/2024     1,113,880
    750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP
              (EDUCATIONAL FACILITIES REVENUE)                                     6.25          07/01/2028       523,823
    500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE
              PROJECT PREREFUNDED (LEASE REVENUE)ss                                7.00          11/01/2029       522,430
  1,000,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A
              (OTHER REVENUE)                                                      6.75          08/01/2028       736,800
  1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB
              SCHOOL PROJECT PREREFUNDED
              (PRIVATE SCHOOL REVENUE)ss                                           5.75          06/01/2016     1,092,060
    800,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A
              (LEASE REVENUE, MORAL OBLIGATION)                                    5.25          06/15/2029       695,024
    100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                         5.00          04/01/2023        82,451
  1,445,000   COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL
              FACILITIES REVENUE, XLCA INSURED)                                    5.00          11/01/2024     1,343,156
  1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT
              PREREFUNDED (LEASE REVENUE)ss                                        6.00          12/01/2021     1,681,710
  1,000,000   COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)ss                 7.13          12/15/2030     1,102,370
    600,000   COLORADO ECFA RENAISSANCE SCHOOL PROJECT
              (LEASE REVENUE)(i)                                                   6.75          06/01/2029       613,116
  2,735,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE
              APARTMENT (EDUCATIONAL FACILITIES REVENUE)                           5.50          06/01/2033     2,214,010
  2,455,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE &
              UNIVERSITY REVENUE, FGIC INSURED)                                    5.25          03/01/2026     2,488,167
  1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                        5.50          01/01/2023       894,702
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
              HEALTH INITIATIVES SERIES A (HFFA REVENUE)                           5.00          09/01/2041       817,240
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
              HEALTH INITIATIVES SERIES D (HCFR)                                   6.25          10/01/2033       986,250
    900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
              HEALTH SERIES C5 (HCFR, FIRST SECURITY  BANK LOC)                    5.00          09/01/2036       749,637
    750,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL
              LUTHERAN PROJECT (HOSPITAL REVENUE)                                  5.25          06/01/2031       510,908
  1,000,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL
              PARKVIEW MEDICAL CENTER INCORPORATION (HOSPITAL REVENUE)             5.00          09/01/2025       779,400
    795,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL- BOULDER
              COMMUNITY HOSPITAL-B (HOSPITAL REVENUE, MBIA INSURED)                5.90          10/01/2009       797,059
    205,000   COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT
              (HCFR, FIRST SECURITY BANK LOC)ss +/-                                3.60          05/15/2024       205,000
    240,000   COLORADO HFA (HOUSING REVENUE)                                       4.80          05/01/2030       227,215
    605,000   COLORADO HFA COMPANY SERIES E2 (HOUSING REVENUE, MBIA INSURED)       7.00          02/01/2030       621,450
  2,350,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)(h)                          6.45          04/01/2030     2,403,721
    265,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                             6.50          08/01/2031       267,854
    470,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                             5.25          05/01/2032       453,160

Portfolio of Investments -- December 31, 2008 (Unaudited)                           Wells Fargo Advantage Municipal Income Funds 27

COLORADO TAX-FREE FUND

 PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE     VALUE
COLORADO (CONTINUED)
$    75,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                              6.50%        05/01/2016    $   77,079
    425,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                              6.10         08/01/2023       415,157
    300,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                              6.55         08/01/2033       312,912
    870,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)+/-                           6.70         08/01/2017       917,145
    330,000   COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                 6.38         08/01/2033       339,732
      5,000   COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)             7.10         06/01/2014         5,109
    320,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                              6.60         08/01/2017       321,139
  1,905,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (HOUSING
              REVENUE, MBIA INSURED)+/-                                             6.80         02/01/2031     1,887,379
  1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
              FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)               5.00         06/01/2023     1,275,212
  2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR)ss                     6.50         09/01/2020     2,242,840
  1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A
              (HCFR, AMBAC INSURED)                                                 6.25         05/15/2011     1,385,700
    100,000   COLORADO SPRINGS COLLEGE PROJECT CO COLLEGE PROJECT
              (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE
              BANK LOC)ss +/-                                                       1.00         06/01/2029       100,000
  1,000,000   COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                      5.00         11/01/2030       899,290
  1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY
              CLEAN WATER SERIES A (WATER REVENUE)                                  4.50         09/01/2024       973,290
  1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY
              CLEAN WATER SERIES A (WATER REVENUE)                                  4.88         09/01/2017     1,859,648
  1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY
              CLEAN WATER SERIES A (WATER REVENUE)                                  5.00         09/01/2019     1,011,770
     30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY
              CLEAN WATER SERIES B (OTHER REVENUE)                                  5.00         09/01/2019        30,054
     55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY
              CLEAN WATER UNREFUNDED SERIES A (WATER REVENUE)ss                     5.13         09/01/2018        55,104
  1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION
              PROJECT SERIES B (RECREATIONAL FACILITIES REVENUE)                    5.13         12/01/2017     1,002,360
  1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE,
              AMBAC INSURED)                                                        6.00         11/15/2012     1,004,880
  1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE,
              XLCA INSURED)                                                         5.00         11/15/2022     1,213,413
  1,500,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)             5.00         12/01/2030     1,078,065
  1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
              FHA INSURED)                                                          5.35         08/01/2018     1,432,963
  1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
              COUNTIES (PROPERTY TAX REVENUE, FGIC INSURED)                         5.75         12/15/2022     1,052,380
    210,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
              COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE
              AID WITHHOLDING)##                                                    3.49         12/15/2014       170,925
  6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
              SERIES A (OTHER REVENUE, MBIA INSURED)##                              9.47         09/01/2034       558,180
  2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
              SERIES B (OTHER REVENUE, MBIA INSURED)##                              8.35         09/01/2020       962,625
    500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION
              SERIES D1 (TOLL ROAD REVENUE, MBIA INSURED)                           5.50         09/01/2024       414,715
  2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
              (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                         7.10         12/01/2017     3,127,100
  1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)               5.38         06/01/2025       983,370
  1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED
              (LEASE REVENUE, AMBAC INSURED)ss                                      5.75         12/01/2019     1,266,456
  1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                     5.25         12/01/2021     1,442,095
  1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                         5.00         12/01/2025       845,560
  1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX
              REVENUE, AMBAC INSURED)                                               5.75         12/01/2019     1,194,882
    525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO PREREFUNDED
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss                     6.50         06/15/2011       586,929
    475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO UNREFUNDED
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss                     6.50         06/15/2011       523,569
    500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE &
              DOUGLAS COUNTIES SERIES A (PROPERTY TAX REVENUE,
              RADIAN INSURED)                                                       4.60         12/01/2019       404,145
  2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY
              TAX REVENUE, MBIA INSURED)                                            6.50         12/15/2011     2,233,920

28 Wells Fargo Advantage Municipal Income Funds                           Portfolio of Investments -- December 31, 2008 (Unaudited)


COLORADO TAX-FREE FUND

  PRINCIPAL   SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$   500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)         6.00%        04/01/2019    $    450,255
  1,000,000   LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)          5.25         12/01/2017         834,850
  1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY
              SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                         4.75         12/01/2031         844,270
  1,250,000   NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY
              TAX REVENUE, ACA INSURED)                                             5.00         12/15/2024         760,150
    375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)        5.00         12/01/2017         287,014
    360,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)        5.35         12/01/2031         205,488
  1,190,000   PINERY WEST METROPOLITAN DISTRICT #2 COLORADO (PROPERTY
              TAX REVENUE, RADIAN INSURED)                                          5.00         12/01/2027         797,205
  1,000,000   REGIONAL TRANSPORTATION DISTRICT COLORADO (TRANSPORTATION
              REVENUE)                                                              5.00         12/01/2022         941,560
  1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                       5.00         12/01/2031         919,400
    600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT
              (OTHER REVENUE)                                                       7.38         09/01/2010         637,686
  1,000,000   SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL
              REVENUE (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)         5.00         12/01/2028         885,690
  2,030,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A
              (PROPERTY TAX REVENUE, RADIAN INSURED)                                5.00         12/01/2036       1,219,925

                                                                                                                 83,963,010
                                                                                                               ------------
PUERTO RICO:1.21%
  1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L
              (TOLL ROAD REVENUE, MBIA INSURED)                                     5.25         07/01/2023       1,044,170

                                                                                                               ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $92,566,078)                                                                 85,007,180
                                                                                                               ------------

  SHARES
SHORT-TERM INVESTMENTS: 1.66%

  1,433,431   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                       1,433,431
                                                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,433,431)                                                                    1,433,431
                                                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,999,509)*                                        100.30%                                             $ 86,440,611

OTHER ASSETS AND LIABILITIES, NET                           (0.30)                                                 (256,172)
                                                           ------                                              ------------

TOTAL NET ASSETS                                           100.00%                                             $ 86,184,439
                                                           ------                                              ------------


ss      These securities are subject to a demand feature which reduces the effective maturity.

+/-      Variable rate investments.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(h) Security represents underlying bonds transferred to a separate securitization trust established in an inverse floater transaction in which the Portfolio acquired the residual interest certificates. This security serves as collateral for floating rate notes issued. (See note 2.)

##       Zero coupon bond. Interest rate presented is yield to maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $1,433,431.

* Cost for federal income tax purposes is $93,864,365 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                    $ 2,448,590
Gross unrealized depreciation                     (9,872,344)
                                                 -----------
Net unrealized appreciation (depreciation)       $(7,423,754)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments -- December 31, 2008 (Unaudited)                           Wells Fargo Advantage Municipal Income Funds 29

MINNESOTA TAX-FREE FUND

 PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES: 94.56%

GUAM: 0.11%
$   300,000   GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                       5.25%        11/15/2037    $   179,670
                                                                                                               -----------

MICHIGAN: 0.62%
  1,550,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
              FACILITIES REVENUE)                                                   5.50         10/01/2027      1,050,094
                                                                                                               -----------

MINNESOTA: 91.47%
    500,000   ANOKA COUNTY MN CAPITAL IMPORT SERIES A (PROPERTY TAX REVENUE)        5.00         02/01/2024        510,520
  2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11
              SERIES A (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              5.00         02/01/2018      3,005,458
    635,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT
              SERIES A (HOUSING REVENUE)                                            7.15         01/01/2020        564,521
  1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT
              SERIES A (HOUSING REVENUE)                                            7.25         01/01/2032      1,174,740
  1,350,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                        8.50         03/01/2019      1,458,365
  1,000,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)                        8.50         09/01/2019      1,078,910
  3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271
              SERIES B (PROPERTY TAX REVENUE,
              SCHOOL DISTRICT CREDIT PROGRAM INSURED)                               5.00         02/01/2016      3,095,340
    785,000   BROOKLYN PARK EDFA MN SERIES A (ECONOMIC DEVELOPMENT REVENUE)         4.50         02/01/2009        785,714
    185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO
              WILD MARSH GOLF COURSE (LEASE REVENUE)                                4.38         05/01/2024        153,929
    945,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)ss                   5.63         10/01/2014      1,011,547
    995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)ss                   5.70         10/01/2015      1,066,351
  1,735,000   CITY OF MAPLE GROVE MN MAPLE GROVE HOSPITAL CORPORATION
              (HOSPITAL REVENUE, GUARANTEE AGREEMENT)                               5.25         05/01/2024      1,494,546
  1,115,000   CITY OF MINNEAPOLIS MN SERIES 2A (OTHER REVENUE)                      5.00         06/01/2028        744,619
  1,000,000   CITY OF ST. CLOUD HOSPITAL OBLIGATORY GROUP A (HCFR,
              FIRST SECURITY BANK LOC)                                              6.25         05/01/2018      1,023,050
  1,500,000   COUNTY OF DOUGLAS MN DOUGLAS COUNTY HOSPITAL PROJECT
              SERIES A (HCFR)                                                       6.25         07/01/2038      1,205,730
    515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                  4.50         06/01/2011        484,409
    470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                  4.75         06/01/2013        414,940
    918,787   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY
              (SFMR, GNMA INSURED)                                                  5.30         12/01/2039        817,224
  1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER
              IMPROVMENTS SERIES A (PROPERTY TAX REVENUE)                           5.00         02/01/2034        951,930
    290,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER
              PROJECT (HCFR)                                                        5.50         11/01/2017        222,218
    385,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER
              PROJECT (HCFR)                                                        5.70         11/01/2022        261,658
    750,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER
              PROJECT (HCFR)                                                        5.88         11/01/2033        451,845
    155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)ss                  5.90         02/01/2015        162,460
    255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)ss                  6.00         02/01/2018        267,549
    300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)ss                  6.10         02/01/2021        315,084
  1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
              (PROPERTY TAX REVENUE, MBIA INSURED)                                  5.00         02/01/2018      1,054,180
    800,000   FALCON HEIGHTS MN SERIES A (LEASE REVENUE)                            6.00         11/01/2027        556,832
    580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)           5.10         09/01/2014        574,902
    605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)           5.20         09/01/2015        596,258
    560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)           5.30         09/01/2016        548,918
    700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
              PREREFUNDED (LEASE REVENUE)ss                                         7.20         04/01/2016        789,278
    600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
              PREREFUNDED (LEASE REVENUE)ss                                         7.40         04/01/2021        679,074
    585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
              PREREFUNDED (LEASE REVENUE)ss                                         7.50         04/01/2031        663,378
  1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED
              (HCFR, FIRST SECURITY BANK LOC)ss                                     5.50         11/01/2013      1,180,318
  2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                       5.00         02/01/2017      2,936,699
    160,000   LAKEVILLE MN (OTHER REVENUE)                                          5.00         02/01/2013        150,848
    180,000   LAKEVILLE MN (OTHER REVENUE)                                          5.00         02/01/2016        158,405
    800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HOSPITAL REVENUE)         5.63         11/01/2022        570,376
    500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
              OBLIGATION GROUP PROJECT (HCFR)                                       5.25         12/01/2016        442,180
    500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
              OBLIGATION GROUP PROJECT (HCFR)                                       5.63         12/01/2022        394,610

30 Wells Fargo Advantage Municipal Income Funds                           Portfolio of Investments -- December 31, 2008 (Unaudited)

MINNESOTA TAX-FREE FUND

 PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE     VALUE
MINNESOTA (CONTINUED)
$   600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
              PARTNERS OBLIGATION GROUP PROJECT (HCFR)                               5.88%       12/01/2029    $   439,068
    320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SERIES A (AIRPORT REVENUE, MBIA INSURED)                               5.25        01/01/2017        333,331
  2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SERIES B (AIRPORT REVENUE, AMBAC INSURED)                              5.00        01/01/2020      1,709,020
  2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SERIES C (AIRPORT REVENUE, FGIC INSURED)                               5.00        01/01/2022      1,951,480
  1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SUB SERIES B (AIRPORT REVENUE, FGIC INSURED)                           5.00        01/01/2018      1,044,210
  3,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SUB SERIES C PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)ss             5.25        01/01/2021      3,912,943
  1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SUB SERIES D (AIRPORT REVENUE, FGIC INSURED)                           5.75        01/01/2012      1,002,050
  1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)ss                 6.00        11/15/2023      1,145,890
  1,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE)                                6.63        11/15/2028        985,250
  2,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE, GUARANTEE AGREEMENT)           6.50        11/15/2038      2,020,100
    530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
              (OTHER REVENUE)                                                        4.75        12/01/2015        529,915
    555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
              (OTHER REVENUE)                                                        4.80        12/01/2016        552,414
    500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
              REVENUE)                                                               5.65        02/01/2027        306,325
      5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                   10.00        06/01/2013          5,901
  2,000,000   MINNEAPOLIS MN ST. PAUL HOUSING FINANCE BOARD MN
              MORTGAGE-BACKED CITY LIVING A2 (HOUSING REVENUE, GNMA)                 5.52        03/01/2041      1,781,920
  1,000,000   MINNEAPOLIS MN ST. PAUL METROPOLITAN AIRPORTS COMMISSION
              SERIES A (AIRPORT REVENUE, AMBAC INSURED)                              5.00        01/01/2018      1,044,210
  4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC BOARD SERIES E
              (ECONOMIC DEVELOPMENT REVENUE, ASSURED GUARANTY)                       5.00        02/15/2037      3,271,272
  1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              EVANGELICAL LUTHERAN PROJECT (HCFR)                                    6.00        02/01/2022      1,138,876
  2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              HEALTH CARE SYSTEM SERIES A (HCFR)                                     5.88        11/15/2010      2,092,169
  1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              HEALTH CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC
              DEVELOPMENT REVENUE)ss                                                 6.38        11/15/2022      2,118,419
  1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              HEALTH CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
              REVENUE, MBIA INSURED)ss                                               5.50        11/15/2017      1,107,877
  1,515,000   MINNESOTA HFA RESIDENTIAL HOUSING FINANCE SERIES B
              (HOUSING REVENUE)                                                      5.00        07/01/2034      1,419,282
  1,535,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY BETHEL
              UNIVERSITY SERIES 6R (COLLEGE & UNIVERSITY REVENUE)                    5.50        05/01/2025      1,153,046
  1,030,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST.
              THOMAS UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)             6.00        10/01/2025      1,008,607
  1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
              UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)                    6.00        10/01/2030        979,680
    670,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B (HOUSING
              REVENUE, MBIA INSURED)                                                 4.75        07/01/2025        633,009
  1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
              RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                      7.25        11/01/2016        954,300
  1,000,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)          4.75        07/01/2026        794,680
    635,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
              STATE BENEDICT COLLEGE SERIES V (COLLEGE & UNIVERSITY REVENUE)         5.00        03/01/2018        597,243
  2,000,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
              FINANCE SERIES Q (HOUSING REVENUE, GO OF AGENCY)                       5.25        07/01/2033      1,604,520
  1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)              5.00        10/01/2037        874,445
    725,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)               5.35        07/01/2017        732,330
    690,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)             5.80        07/01/2021        672,260
      5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)               5.90        07/01/2025          5,000

Portfolio of Investments -- December 31, 2008 (Unaudited)                           Wells Fargo Advantage Municipal Income Funds 31

MINNESOTA TAX-FREE FUND

 PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE     VALUE
MINNESOTA (CONTINUED)
$   895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E
              (COLLEGE & UNIVERSITY REVENUE)                                        6.75%        03/01/2019    $   842,267
    505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT
              SERIES A (HCFR)                                                       5.20         12/01/2009        497,496
    725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT
              SERIES A (HCFR)                                                       5.40         12/01/2011        681,979
    500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HOUSING REVENUE)                                                     5.30         12/01/2010        479,245
    685,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                            7.10         08/01/2011        744,074
  2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)        5.38         02/01/2019      2,165,990
    560,000   MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP
              PROJECT SERIES A (LEASE REVENUE)                                      6.25         10/01/2019        475,832
    695,000   MOWER COUNTY HOUSING & REDEVELOPMENT AUTHORITY MOWER
              COUNTY CT FACILITIES PROJECT SERIES A (HOUSING REVENUE)               5.75         02/01/2027        707,489
    375,000   MOWER COUNTY HOUSING & REDEVELOPMENT AUTHORITY MOWER
              COUNTY CT FACILITIES PROJECT SERIES A (HOUSING REVENUE)               5.90         02/01/2029        380,171
  2,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE,
              FIRST SECURITY BANK LOC)                                              5.40         01/01/2015      2,045,020
  1,375,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              REVENUE, GUARANTEE AGREEMENT)                                         5.00         01/01/2021      1,406,006
    360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B
              (LEASE REVENUE)                                                       5.90         02/01/2018        362,898
    455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B
              (LEASE REVENUE)                                                       6.00         02/01/2022        449,981
  1,000,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                   6.00         05/01/2026        696,090
    900,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                   6.25         05/01/2035        595,872
  1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE
              (LEASE REVENUE)                                                       5.00         02/01/2028      1,257,910
    300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING
              PROJECT SERIES A PREREFUNDED (HOUSING REVENUE)ss                      6.63         01/01/2019        315,789
  1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                       5.00         02/01/2019      1,045,910
  1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)        5.60         02/01/2018      1,199,075
  2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)        5.63         02/01/2020      2,909,947
  2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER
              SERIES I (HCFR)                                                       5.90         11/15/2010      2,083,860
  1,000,000   ROCHESTER MN SERIES C (ELECTRIC REVENUE)                              5.00         12/01/2030        927,120
  2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
              INSURED)##                                                            1.33         04/01/2009      1,993,320
  2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
              INSURED)##                                                            2.72         04/01/2011      1,882,040
    950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                5.25         09/01/2034        623,856
    710,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
              REVENUE, ASSURED GUARANTY)                                            4.70         09/01/2019        633,554
    500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
              REVENUE, ASSURED GUARANTY)                                            5.13         09/01/2029        411,070
  5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              REVENUE, MBIA INSURED)##                                              4.70         01/01/2020      2,999,400
  1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HCFR, FIRST SECURITY BANK LOC)                                       5.75         05/01/2010      1,386,865
  1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HCFR, FIRST SECURITY BANK LOC)                                       5.38         05/01/2011      1,809,868
  4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HCFR, FIRST SECURITY BANK LOC)                                       5.75         05/01/2026      4,764,825
  2,025,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)        5.45         02/01/2013      2,031,642
  1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                 5.00         02/01/2018      1,121,705
  2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                 5.00         02/01/2019      2,136,580
  2,000,000   ST. PAUL MN HOUSING & RDA (HOUSING REVENUE)                           5.00         10/01/2024      1,794,100
  2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
              A PREREFUNDED (TAX REVENUE)ss                                         7.88         12/01/2030      2,272,580
  1,500,000   ST. PAUL MN HOUSING & RDA COMMUNITY PEACE ACADEMY PROJECT
              SERIES A (LEASE REVENUE)                                              5.00         12/01/2036        864,000
    225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                     5.00         02/01/2012        208,242
    200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                     5.00         02/01/2013        180,204
    225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                     5.00         02/01/2014        197,496
    200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                     5.00         02/01/2015        165,844
    500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
              (LEASE REVENUE)                                                       6.00         09/01/2036        320,765

32 Wells Fargo Advantage Municipal Income Funds                           Portfolio of Investments -- December 31, 2008 (Unaudited)

MINNESOTA TAX-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA (CONTINUED)

$   360,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A
              (HOUSING REVENUE)                                                       5.05%        11/01/2017     $     267,700
    485,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A
              (HOUSING REVENUE)                                                       5.20         11/01/2022           307,068
  1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)               5.25         05/15/2018         1,438,506
  3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)               5.30         05/15/2028         2,019,870
    650,000   ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                      5.75         09/01/2026           445,627
     95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)ss           6.63         06/01/2020           100,637
     10,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)ss            6.63         06/01/2020            10,152
  1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
              DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)           5.13         12/01/2024           925,520
  2,150,000   TOWNSHIP OF BAYTOWN MN ST. CROIX PREPARATORY ACADEMY SERIES A
              (LEASE REVENUE)                                                         7.00         08/01/2038         1,549,892
  1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)#                                             5.75         07/01/2011         1,098,460
  2,595,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)                                              5.75         07/01/2017         3,114,000
  7,310,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)                                              5.50         07/01/2021         8,261,981
  5,000,000   UNIVERSITY OF MINNESOTA STATE SUPPORTED STADIUM DEBT
              (COLLEGE & UNIVERSITY REVENUE)                                          5.00         08/01/2025         5,060,850
  2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)           5.25         10/01/2025         1,571,631
    280,000   WESTERN MN MUNICIPAL POWER AGENCY (ELECTRIC PLANT
              REVENUE, MBIA INSURED)                                                  9.75         01/01/2016           389,480
  2,420,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)           6.38         01/01/2016         2,725,791
    200,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                          4.35         07/01/2009           199,411
    330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                          4.40         07/01/2010           325,360

                                                                                                                    153,819,868
                                                                                                                  -------------

PUERTO RICO: 1.22%

  1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)             5.00         07/01/2018           857,910
     25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDED ss           5.25         07/01/2022            28,230
  1,400,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M2 (LEASE REVENUE)ss                                             5.75         07/01/2034         1,175,524

                                                                                                                      2,061,664
                                                                                                                  -------------

VIRGIN ISLANDS: 0.42%

    750,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                           5.00         10/01/2014           701,273
                                                                                                                  -------------

WISCONSIN: 0.72%

  1,380,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
              ASSET-BACKED (OTHER REVENUE)                                            6.13         06/01/2027         1,214,552
                                                                                                                  -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $165,796,385)                                                                   159,027,121
                                                                                                                  -------------

Portfolio of Investments -- December 31, 2008 (Unaudited)                           Wells Fargo Advantage Municipal Income Funds 33

MINNESOTA TAX-FREE FUND

  SHARES      SECURITY NAME                                                                                       VALUE
SHORT-TERM INVESTMENTS: 3.95%

 6,634,211    WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET TRUST~+++                                  $   6,634,211
                                                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 6,634,211)                                                                    6,634,211
                                                                                                               -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $172,430,596)*                                                                 98.51%                    $ 165,661,332

Other Assets and Liabilities, Net                                                     1.49                         2,510,043
                                                                                   -------                     -------------

TOTAL NET ASSETS                                                                    100.00%                    $ 168,171,375
                                                                                   -------                     -------------

ss      These securities are subject to a demand feature which reduces the effective maturity.

##       Zero coupon bond. Interest rate presented is yield to maturity.

#        Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $6,634,211.

* Cost for federal income tax purposes is $172,653,953 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                  $   5,370,991
Gross unrealized depreciation                    (12,363,612)
                                               -------------
Net unrealized appreciation (depreciation)     $  (6,992,621)

The accompanying notes are an integral part of these financial statements.

34 WellsrFargo0Advantage Municipal Income Funds     Statements of Assets and Liabilities -- December 31, 2008 (Unaudited)

                                                         California
                                                        Limited-Term        California           Colorado          Minnesota
                                                       Tax-Free Fund       Tax-Free Fund       Tax-Free Fund     Tax-Free Fund
                                                       ---------------    --------------      --------------     --------------
ASSETS
  Investments
    In securities, at fair value .....................  $  83,832,331     $  430,654,161      $   85,007,180     $  159,027,121
    In affiliates ....................................        252,849          2,142,652           1,433,431          6,634,211
                                                        -------------     --------------      --------------     --------------
  Total investments at fair value (see cost below) ...     84,085,180        432,796,813          86,440,611        165,661,332
                                                        -------------     --------------      --------------     --------------
  Cash ...............................................         50,000             50,000              50,000             50,000
  Receivable for Fund shares issued ..................         49,323          1,609,351             345,820            202,840
  Variation margin receivable on futures contracts ...              0                  0                   0            135,000
  Receivables for dividends and interest .............      1,317,792          6,618,492             963,234          2,847,276
  Receivable for interest rate swaps/spread,
   MMD rate locks (Note 2) ...........................              0                  0                   0            191,400
                                                        -------------     --------------      --------------     --------------
Total assets .........................................     85,502,295        441,074,656          87,799,665        169,087,848
                                                        -------------     --------------      --------------     --------------

LIABILITIES
  Payable for floating rate note issued (Note 2) .....              0                  0           1,175,000                  0
  Payable for Fund shares redeemed ...................      1,048,015            561,327                   0            123,714
  Payable for investments purchased ..................        396,155          1,253,597                   0                  0
  Dividends payable ..................................        294,144          1,990,187             385,729            692,328
  Payable to investment advisor and affiliates
   (Note 3) ..........................................         33,168            208,428              29,862             53,942
  Accrued expenses and other liabilities .............         26,700            130,010              24,635             46,489
                                                        -------------     --------------      --------------     --------------
Total liabilities ....................................      1,798,182          4,143,549           1,615,226            916,473
                                                        -------------     --------------      --------------     --------------
TOTAL NET ASSETS .....................................  $  83,704,113     $  436,931,107      $   86,184,439     $  168,171,375
                                                        -------------     --------------      --------------     --------------

NET ASSETS CONSIST OF
  Paid-in capital ....................................  $  87,491,844     $  482,531,261      $   93,754,516     $  174,983,687
  Undistributed net investment income (loss) .........        141,085             60,287             224,989            516,319
  Undistributed net realized gain (loss) on
   investments .......................................       (322,824)        (3,597,201)           (236,168)          (567,761)
  Net unrealized appreciation (depreciation)
    of investments ...................................     (3,605,992)       (42,063,240)         (7,558,898)        (6,769,264)
  Net unrealized appreciation
   (depreciation) of futures .........................              0                  0                   0           (183,006)
  Net unrealized appreciation
   (depreciation) of options, swap agreements,
   MMD rate locks and short sales ....................              0                  0                   0            191,400
                                                        -------------     --------------      --------------     --------------
TOTAL NET ASSETS .....................................  $  83,704,113     $  436,931,107      $   86,184,439     $  168,171,375
                                                        -------------     --------------      --------------     --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING
  PRICE PER SHARE(1)
  Net assets - Class A ...............................  $  38,156,861     $  326,435,365      $   44,247,575     $   43,588,030
  Shares outstanding - Class A .......................      3,817,424         33,959,245           4,664,501          4,405,044
  Net asset value per share - Class A ................  $       10.00     $         9.61      $         9.49     $         9.90
  Maximum offering price per share - Class A .........  $       10.31 (2) $        10.06 (3)  $         9.94 (3) $        10.37 (3)
  Net assets - Class B ...............................             NA     $   15,730,906      $    1,857,687     $    2,978,230
  Shares outstanding - Class B .......................             NA          1,603,856             195,529            301,007
  Net asset value and offering price per
   share - Class B ...................................             NA     $         9.81      $         9.50     $         9.89
  Net assets - Class C ...............................  $   4,324,512     $   25,008,617      $      615,261     $    3,116,856
  Shares outstanding - Class C .......................        432,757          2,551,175              64,798            315,031
  Net asset value and offering price per
   share - Class C ...................................  $        9.99     $         9.80      $         9.50     $         9.89
  Net assets - Administrator Class ...................  $  41,222,740     $   69,756,219      $   39,463,916     $  118,488,259
  Shares outstanding - Administrator Class ...........      4,189,394          7,242,849           4,159,772         11,977,520
  Net asset value and offering price per
   share - Administrator Class .......................  $        9.84     $         9.63      $         9.49     $         9.89
                                                        -------------     --------------      --------------     --------------

Investments at cost ..................................  $  87,691,172     $  474,860,053      $   93,999,509     $  172,430,596
                                                        -------------     --------------      --------------     --------------

1.    Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

3. Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Operations -- For the Six Months Ended December 31, 2008 (Unaudited)   Wells Fargo Advantage Municipal Income Funds 35

                                                                  California
                                                                  Limited-Term     California        Colorado         Minnesota
                                                                 Tax-Free Fund    Tax-Free Fund    Tax-Free Fund    Tax-Free Fund
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME

   Interest .................................................    $   2,077,166    $  13,654,679    $   2,516,687    $   4,400,815
   Income from affiliated securities ........................           20,728           27,908           25,866           38,687
                                                                 -------------    -------------    -------------    -------------
Total investment income .....................................        2,097,894       13,682,587        2,542,553        4,439,502
                                                                 -------------    -------------    -------------    -------------

EXPENSES
   Advisory fees ............................................          156,896          847,905          161,542          294,122
   Administration fees
     Fund Level .............................................           22,414          121,199           23,077           42,018
     Class A ................................................           35,988          322,634           41,148           40,160
     Class B ................................................               NA           18,259            2,104            3,172
     Class C ................................................            4,109           24,933              448            2,380
     Administrator Class ....................................           22,551           39,161           21,877           58,900
   Custody fees .............................................            8,966           48,480            9,231           16,807
   Shareholder servicing fees (Note 3) ......................          108,762          594,002          115,386          209,126
   Accounting fees . ........................................           11,555           20,343           14,277           19,891
   Distribution fees (Note 3) ...............................
     Class B ................................................               NA           76,078            8,767           13,215
     Class C ................................................           17,121          103,886            1,866            9,916
   Interest expenses and fees ...............................                0                0           17,962                0
   Professional fees . ......................................           14,972           17,689           15,498           17,547
   Registration fees . ......................................            1,361            3,932            6,026            8,376
   Shareholder reports ......................................            3,977           34,877            5,984           18,510
   Trustees' fees ...........................................            4,323            4,323            4,323            4,323
   Other fees and expenses ..................................            3,403            7,260            3,401            5,349
                                                                 -------------    -------------    -------------    -------------
Total expenses ..............................................          416,398        2,284,961          452,917          763,812
                                                                 -------------    -------------    -------------    -------------

LESS
   Waived fees and reimbursed expenses (Note 3) .............          (74,266)        (263,385)         (86,698)        (172,382)
   Net expenses .............................................          342,132        2,021,576          366,219          591,430
                                                                 -------------    -------------    -------------    -------------
Net investment income (loss) ................................        1,755,762       11,661,011        2,176,334        3,848,072
                                                                 -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities ...............................................           25,242         (749,625)        (278,030)          20,495
   Futures transactions .....................................           58,806          177,397           41,887         (396,015)
   Options, swap agreements, MMD rate locks and short
     sale transactions ......................................                0                0                0           82,078
                                                                 -------------    -------------    -------------    -------------
Net realized gain and loss from investments .................           84,048         (572,228)        (236,143)        (293,442)
                                                                 -------------    -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ...............................................       (2,975,855)     (48,958,725)      (7,428,611)     (10,356,216)
   Futures transactions .....................................                0          165,144                0         (183,006)
   Options, swap agreements, MMD rate locks and short
     sale transactions ......................................                0                0                0          191,400
                                                                 -------------    -------------    -------------    -------------
Net change in unrealized appreciation (depreciation) of
investments .................................................       (2,975,855)     (48,793,581)      (7,428,611)     (10,347,822)
                                                                 -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments ......       (2,891,807)     (49,365,809)      (7,664,754)     (10,641,264)
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..................................    $  (1,136,045)   $ (37,704,798)   $  (5,488,420)   $  (6,793,192)
                                                                 -------------    -------------    -------------    -------------

The accompanying notes are an integral part of these financial statements.

36  Wells Fargo Advantage Municipal Income Funds             Statements of Changes in Net Assets

                                                                                CALIFORNIA LIMITED-TERM TAX-FREE FUND
                                                                                -------------------------------------
                                                                                     For the
                                                                                Six Months Ended          For the
                                                                                December 31, 2008        Year Ended
                                                                                   (Unaudited)         June 30, 2008
                                                                                -----------------      --------------
INCREASE (DECREASE) IN NET ASSETS
 Beginning net assets .......................................................      $  85,808,398       $   70,745,990

OPERATIONS
 Net investment income (loss) ...............................................          1,755,762            2,679,153
 Net realized gain (loss) on investments ....................................             84,048             (138,412)
 Net change in unrealized appreciation (depreciation) of investments ........         (2,975,855)            (417,373)
                                                                                ----------------       --------------
Net increase (decrease) in net assets resulting from operations .............         (1,136,045)           2,123,368
                                                                                ----------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
  Class A ...................................................................           (761,549)          (1,412,253)
  Class B ...................................................................                 NA                   NA
  Class C ...................................................................            (70,010)            (135,651)
  Administrator Class .......................................................           (916,994)          (1,128,574)
Net realized gain on sales of investments
  Class A ...................................................................                  0                    0
  Class B ...................................................................                 NA                   NA
  Class C ...................................................................                  0                    0
  Administrator Class .......................................................                  0                    0
                                                                                ----------------       --------------
Total distributions to shareholders .........................................         (1,748,553)          (2,676,478)
                                                                                ----------------       --------------

CAPITAL SHARES TRANSACTIONS
 Proceeds from shares sold - Class A ........................................         17,977,022            4,191,282
 Reinvestment of distributions - Class A ....................................            448,369            1,089,563
 Cost of shares redeemed - Class A ..........................................        (16,337,333)          (8,806,343)
                                                                                ----------------       --------------
 Net increase (decrease) in net assets resulting from capital share
 transactions - Class A .....................................................          2,088,058           (3,525,498)
                                                                                ----------------       --------------
 Proceeds from shares sold - Class B ........................................                 NA                   NA
 Reinvestment of distributions - Class B ....................................                 NA                   NA
 Cost of shares redeemed - Class B ..........................................                 NA                   NA
                                                                                ----------------       --------------
 Net increase (decrease) in net assets resulting from capital share
 transactions - Class B .....................................................                 NA                   NA
                                                                                ----------------       --------------
 Proceeds from shares sold - Class C ........................................            668,173              311,572
 Reinvestment of distributions - Class C ....................................             46,403              110,105
 Cost of shares redeemed - Class C ..........................................           (884,853)            (771,121)
                                                                                ----------------       --------------
 Net increase (decrease) in net assets resulting from capital share
 transactions - Class C .....................................................           (170,277)            (349,444)
                                                                                ----------------       --------------
 Proceeds from shares sold - Administrator Class ............................         13,792,531           29,265,107
 Reinvestment of distributions - Administrator Class ........................            212,860              284,302
 Cost of shares redeemed - Administrator Class ..............................        (15,142,859)         (10,058,949)
                                                                                ----------------       --------------
 Net increase (decrease) in net assets resulting from capital share
 transactions - Administrator Class .........................................         (1,137,468)          19,490,460
                                                                                ----------------       --------------
Net increase (decrease) in net assets resulting from capital share
 transactions - Total .......................................................            780,313           15,615,518
                                                                                ----------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................         (2,104,285)          15,062,408
                                                                                ----------------       --------------
ENDING NET ASSETS ...........................................................      $  83,704,113       $   85,808,398
                                                                                ----------------       --------------

*     On July 21, 2008, Class Z was converted to Administrator Class.

The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets           Wells Fargo Advantage Municipal Income Funds 37

     CALIFORNIA TAX-FREE FUND              COLORADO TAX-FREE FUND                 MINNESOTA TAX-FREE FUND
----------------------------------    ----------------------------------     ----------------------------------
     For the                                For the                              For the
Six Months Ended        For the        Six Months Ended      For the         Six Months Ended        For the
December 31, 2008     Year Ended      December 31, 2008     Year Ended       December 31, 2008      Year Ended
   (Unaudited)       June 30, 2008        (Unaudited)      June 30, 2008        (Unaudited)        June 30,2008
-----------------    -------------    -----------------    -------------     -----------------   -------------
$     508,481,016    $ 488,523,151    $      94,490,769    $  91,329,704     $    164,844,658    $ 163,872,387

       11,661,011       21,289,533            2,176,334        3,989,684            3,848,072        7,082,971
         (572,228)      (2,638,852)            (236,143)          67,156             (293,442)         495,111
      (48,793,581)     (12,920,123)          (7,428,611)      (2,476,624)         (10,347,822)      (2,113,512)
-----------------    -------------    -----------------    -------------      ---------------    -------------
      (37,704,798)       5,730,558          (5,488,420)        1,580,216           (6,793,192)       5,464,570
-----------------    -------------    -----------------    -------------      ---------------    -------------

       (8,685,942)     (16,210,375)          (1,049,052)      (2,022,098)            (986,887)      (1,718,090)
         (411,957)      (1,286,517)             (44,539)        (159,621)             (64,476)        (182,869)
         (567,344)      (1,071,189)              (9,557)          (1,729)             (48,373)         (52,885)
       (1,995,768)      (2,721,257)          (1,057,676)      (1,769,816)          (2,737,824)      (5,117,996)*

                0       (1,122,341)             (40,732)         (26,749)             (25,029)        (130,128)
                0         (111,125)              (1,719)          (2,626)              (1,738)         (17,560)
                0          (89,727)                (521)               0               (1,780)          (4,240)
                0         (164,580)             (38,222)         (20,939)             (70,239)        (367,367)*
-----------------    -------------    -----------------    -------------      ---------------    -------------
      (11,661,011)     (22,777,111)          (2,242,018)      (4,003,578)          (3,936,346)      (7,591,135)
-----------------    -------------    -----------------    -------------      ---------------    -------------

       32,206,793       62,503,869            5,910,041        9,342,465            7,750,406       10,415,904
        4,691,713       11,476,116              535,609        1,250,574              636,073        1,389,572
      (49,584,529)     (51,186,766)          (4,556,660)     (13,033,009)          (5,521,018)      (5,517,826)
-----------------    -------------    -----------------    -------------      ---------------    -------------
      (12,686,023)      22,793,219            1,888,990       (2,439,970)           2,865,461        6,287,650
-----------------    -------------    -----------------    -------------      ---------------    -------------
           53,371          682,005                    0           17,845                    0          126,132
          240,390          975,771               24,690          100,833               38,550          137,555
       (8,477,774)     (17,477,678)            (845,168)      (3,210,399)          (1,002,380)      (2,249,797)
-----------------    -------------    -----------------    -------------      ---------------    -------------
       (8,184,013)     (15,819,902)            (820,478)      (3,091,721)            (963,830)      (1,986,110)
-----------------    -------------    -----------------    -------------      ---------------    -------------
        1,541,699        4,893,637              249,801          404,838            1,640,781        1,233,640
          307,276          801,534                6,278            1,536               31,661           49,183
       (3,472,185)      (4,983,604)                   0                0             (488,527)        (403,731)
-----------------    -------------    -----------------    -------------      ---------------    -------------
       (1,623,210)         711,567              256,079          406,374            1,183,915          879,092
-----------------    -------------    -----------------    -------------      ---------------    -------------
       16,383,677       45,852,418            3,462,372       19,355,530           34,439,228       23,448,864*
          543,062          675,584              116,305          162,991              646,772        1,439,812*
      (16,617,593)     (17,208,468)          (5,479,160)      (8,808,777)         (24,115,291)     (26,970,472)*
-----------------    -------------    -----------------    -------------      ---------------    -------------
          309,146       29,319,534           (1,900,483)      10,709,744           10,970,709       (2,081,796)*
-----------------    -------------    -----------------    -------------      ---------------    -------------
      (22,184,100)      37,004,418             (575,892)       5,584,427           14,056,255        3,098,836
-----------------    -------------    -----------------    -------------      ---------------    -------------
      (71,549,909)      19,957,865           (8,306,330)       3,161,065            3,326,717          972,271
-----------------    -------------    -----------------    -------------      ---------------    -------------
$     436,931,107    $ 508,481,016    $      86,184,439    $  94,490,769      $   168,171,375    $ 164,844,658
-----------------    -------------    -----------------    -------------      ---------------    -------------

38 Wells Fargo Advantage Municipal Income Funds       Statements of Changes in Net Assets

                                                                                  CALIFORNIA LIMITED-TERM
                                                                                       TAX-FREE FUND
                                                                               ------------------------------
                                                                                 For the
                                                                                Six Months
                                                                                  Ended
                                                                               December 31,        For the
                                                                                  2008           Year Ended
                                                                               (Unaudited)      June 30, 2008
                                                                               ------------     -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A....................................................      1,774,893           403,369
   Shares issued in reinvestment of distributions - Class A.................         44,003           104,946
   Shares redeemed - Class A................................................     (1,630,133)         (851,081)
   Net increase (decrease) in shares outstanding - Class A..................        188,763          (342,766)
                                                                               ------------     -------------
   Shares sold - Class B....................................................             NA                NA
   Shares issued in reinvestment of distributions - Class B.................             NA                NA
   Shares redeemed - Class B................................................             NA                NA
                                                                               ------------     -------------
   Net increase (decrease) in shares outstanding - Class B..................             NA                NA
                                                                               ------------     -------------
   Shares sold - Class C....................................................         65,197            30,090
   Shares issued in reinvestment of distributions - Class C.................          4,558            10,609
   Shares redeemed - Class C................................................        (86,772)          (74,306)
                                                                               ------------     -------------
   Net increase (decrease) in shares outstanding - Class C..................        (17,017)          (33,607)
                                                                               ------------     -------------
   Shares sold - Administrator Class........................................      1,382,331         2,862,441
   Shares issued in reinvestment of distributions - Administrator Class.....         21,201            27,837
   Shares redeemed - Administrator Class....................................     (1,533,313)         (983,045)
                                                                               ------------     -------------
   Net increase (decrease) in shares outstanding - Administrator Class......       (129,781)        1,907,233
                                                                               ------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS..........................................         41,965         1,530,860
                                                                               ------------     -------------

Ending balance of undistributed net investment income (loss)................    $   141,085     $     133,876
                                                                               ------------     -------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets       Wells Fargo Advantage Municipal Income Funds 39





     CALIFORNIA TAX-FREE FUND                 COLORADO TAX-FREE FUND                  MINNESOTA TAX-FREE FUND
-----------------------------------    ------------------------------------    -----------------------------------
     For the                                For the                                 For the
 Six Months Ended      For the          Six Months Ended        For the        Six Months Ended         For the
December 31, 2008     Year Ended       December 31, 2008      Year Ended       December 31, 2008      Year Ended
    (Unaudited)      June 30, 2008        (Unaudited)        June 30, 2008        (Unaudited)        June 30, 2008
-----------------    --------------    ------------------    --------------    -----------------     -------------

        3,193,325         5,741,406               597,632           890,154              757,304           971,882
          461,855         1,056,915                54,217           119,336               62,204           130,036
       (4,969,352)       (4,690,874)             (463,705)       (1,248,756)            (544,916)         (514,750)
-----------------    --------------    ------------------    --------------    -----------------     -------------
       (1,314,172)        2,107,447               188,144          (239,266)             274,592           587,168
-----------------    --------------    ------------------    --------------    -----------------     -------------
            5,542            60,729                     0             1,690                    0            11,713
           23,140            87,909                 2,495             9,591                3,765            12,863
         (809,957)       (1,574,693)              (84,803)         (305,878)             (97,317)         (209,774)
-----------------    --------------    ------------------    --------------    -----------------     -------------
         (781,275)       (1,426,055)              (82,308)         (294,597)             (93,552)         (185,198)
-----------------    --------------    ------------------    --------------    -----------------     -------------
          144,257           443,216                25,316            38,696              160,827           115,833
           29,661            72,366                   639               147                3,105             4,603
         (334,787)         (449,824)                    0                 0              (48,110)          (37,612)
-----------------    --------------    ------------------    --------------    -----------------     -------------
         (160,869)           65,758                25,955            38,843              115,822            82,824
-----------------    --------------    ------------------    --------------    -----------------     -------------
        1,588,137         4,221,756               350,439         1,835,229            3,383,378         2,189,892*
           53,290            62,345                11,805            15,586               63,456           134,732*
       (1,684,972)       (1,578,040)             (568,851)         (838,576)          (2,358,327)       (2,520,665)*
-----------------    --------------    ------------------    --------------    -----------------     -------------
          (43,545)        2,706,061              (206,607)        1,012,239            1,088,507          (196,041)*
-----------------    --------------    ------------------    --------------    -----------------     -------------
       (2,299,861)        3,453,211               (74,816)          517,219            1,385,369           288,753
-----------------    --------------    ------------------    --------------    -----------------     -------------

$          60,287    $       60,287    $          224,989    $      209,479    $         516,319     $     505,807
-----------------    --------------    ------------------    --------------    -----------------     -------------

40 Wells Fargo Advantage Municipal Income Funds             Financial Highlights


                                                                         Beginning                  Net Realized   Distributions
                                                                         Net Asset        Net      and Unrealized    from Net
                                                                         Value Per    Investment     Gain (Loss)     Investment
                                                                           Share    Income (Loss)  on Investments     Income
                                                                         ---------  -------------  --------------  -------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Class A
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.30         0.20          (0.30)          (0.20)
July 1, 2007 to June 30, 2008.................................             $10.36         0.38          (0.06)          (0.38)
July 1, 2006 to June 30, 2007.................................             $10.34         0.36           0.02           (0.36)
July 1, 2005 to June 30, 2006.................................             $10.60         0.30          (0.24)          (0.29)
July 1, 2004 to June 30, 2005.................................             $10.46         0.28           0.15           (0.27)
July 1, 2003 to June 30, 2004.................................             $10.74         0.23          (0.22)          (0.23)

Class C
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.30         0.16          (0.31)          (0.16)
July 1, 2007 to June 30, 2008.................................             $10.36         0.31          (0.07)          (0.30)
July 1, 2006 to June 30, 2007.................................             $10.34         0.30           0.01           (0.29)
July 1, 2005 to June 30, 2006.................................             $10.59         0.22          (0.23)          (0.21)
July 1, 2004 to June 30, 2005.................................             $10.46         0.20           0.14           (0.19)
July 1, 2003 to June 30, 2004.................................             $10.74         0.15          (0.22)          (0.15)

Administrator Class
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.14         0.21          (0.30)          (0.21)
July 1, 2007 to June 30, 2008.................................             $10.20         0.39          (0.05)          (0.40)
July 1, 2006 to June 30, 2007.................................             $10.18         0.38           0.02           (0.38)
July 1, 2005 to June 30, 2006.................................             $10.43         0.32          (0.23)          (0.31)
July 1, 2004 to June 30, 2005.................................             $10.29         0.31           0.15           (0.30)
July 1, 2003 to June 30, 2004.................................             $10.57         0.26          (0.22)          (0.26)

CALIFORNIA TAX-FREE FUND

Class A

July 1, 2008 to December 31, 2008 (Unaudited).................             $10.64         0.25          (1.03)          (0.25)
July 1, 2007 to June 30, 2008.................................             $11.02         0.48          (0.35)          (0.48)
July 1, 2006 to June 30, 2007.................................             $11.00         0.48           0.05           (0.48)
July 1, 2005 to June 30, 2006.................................             $11.51         0.48          (0.40)          (0.48)
July 1, 2004 to June 30, 2005.................................             $11.01         0.49           0.56           (0.49)
July 1, 2003 to June 30, 2004.................................             $11.57         0.50          (0.46)          (0.50)

Class B
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.86         0.22          (1.06)          (0.21)
July 1, 2007 to June 30, 2008.................................             $11.24         0.42          (0.36)          (0.41)
July 1, 2006 to June 30, 2007.................................             $11.22         0.41           0.05           (0.41)
July 1, 2005 to June 30, 2006.................................             $11.74         0.41          (0.41)          (0.41)
July 1, 2004 to June 30, 2005.................................             $11.22         0.40           0.58           (0.40)
July 1, 2003 to June 30, 2004.................................             $11.79         0.41          (0.46)          (0.41)

Class C
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.85         0.21          (1.05)          (0.21)
July 1, 2007 to June 30, 2008.................................             $11.24         0.41          (0.36)          (0.41)
July 1, 2006 to June 30, 2007.................................             $11.22         0.41           0.05           (0.41)
July 1, 2005 to June 30, 2006.................................             $11.74         0.41          (0.41)          (0.41)
July 1, 2004 to June 30, 2005.................................             $11.22         0.40           0.58           (0.40)
July 1, 2003 to June 30, 2004.................................             $11.79         0.41          (0.46)          (0.41)

1. During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2. Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3.    Commencement of operations.

4. Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

5.    Calculated based upon average shares outstanding.

6.    On July 21, 2008, Class Z was converted to Administrator Class.

The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 41


                 Ending     Ratio to Average Net Assets (Annualized) (1)
 Distributions  Net Asset  ----------------------------------------------               Portfolio   Net Assets at
   from Net     Value Per  Net Investment    Gross    Expenses      Net      Total      Turnover    End of Period
Realized Gains    Share    Income (Loss)   Expenses    Waived    Expenses  Return (2)    Rate (4)   (000's omitted)
--------------  ---------  --------------  --------  ----------  --------  ----------   ---------   ---------------
     0.00         $10.00       3.83%         0.93%     (0.08)%     0.85%    (1.03)%        53%         $ 38,157
     0.00         $10.30       3.63%         1.09%     (0.24)%     0.85%     3.09%         69%         $ 37,376
     0.00         $10.36       3.50%         1.09%     (0.24)%     0.85%     3.74%         80%         $ 41,140
    (0.03)        $10.34       2.85%         1.09%     (0.24)%     0.85%     0.58%         82%         $ 39,433
    (0.02)        $10.60       2.63%         1.08%     (0.23)%     0.85%     4.20%        111%         $ 52,029
    (0.06)        $10.46       2.13%         1.05%     (0.20)%     0.85%     0.11%         48%         $ 63,231

     0.00         $ 9.99       3.08%         1.67%     (0.07)%     1.60%    (1.50)%        53%         $  4,325
     0.00         $10.30       2.88%         1.83%     (0.23)%     1.60%     2.32%         69%         $  4,632
     0.00         $10.36       2.75%         1.84%     (0.24)%     1.60%     2.97%         80%         $  5,006
    (0.03)        $10.34       2.09%         1.85%     (0.25)%     1.60%    (0.08)%        82%         $  6,894
    (0.02)        $10.59       1.88%         1.83%     (0.23)%     1.60%     3.33%        111%         $ 10,273
    (0.06)        $10.46       1.41%         1.80%     (0.20)%     1.60%    (0.64)%        48%         $ 11,523

     0.00         $ 9.84       4.08%         0.86%     (0.26)%     0.60%    (0.95)%        53%         $ 41,223
     0.00         $10.14       3.85%         0.91%     (0.31)%     0.60%     3.34%         69%         $ 43,800
     0.00         $10.20       3.74%         0.91%     (0.31)%     0.60%     4.00%         80%         $ 24,600
    (0.03)        $10.18       3.11%         0.91%     (0.31)%     0.60%     0.89%         82%         $ 20,677
    (0.02)        $10.43       2.93%         0.79%     (0.19)%     0.60%     4.54%        111%         $ 17,707
    (0.06)        $10.29       2.40%         0.73%     (0.13)%     0.60%     0.36%         48%         $ 15,425


     0.00         $ 9.61       4.85%         0.88%     (0.08)%     0.80%    (7.43)%        18%         $326,435
    (0.03)        $10.64       4.42%         1.02%     (0.22)%     0.80%     1.25%         43%         $375,441
    (0.03)        $11.02       4.31%         1.03%     (0.23)%     0.80%     4.89%         49%         $365,396
    (0.11)        $11.00       4.32%         1.04%     (0.24)%     0.80%     0.76%         48%         $350,038
    (0.06)        $11.51       4.36%         1.05%     (0.25)%     0.80%     9.72%         30%         $371,633
    (0.10)        $11.01       4.46%         1.03%     (0.23)%     0.80%     0.41%         41%         $357,779

     0.00         $ 9.81       4.06%         1.64%     (0.09)%     1.55%    (7.77)%        18%         $ 15,731
    (0.03)        $10.86       3.68%         1.77%     (0.22)%     1.55%     0.57%         43%         $ 25,900
    (0.03)        $11.24       3.57%         1.78%     (0.23)%     1.55%     4.11%         49%         $ 42,839
    (0.11)        $11.22       3.56%         1.79%     (0.24)%     1.55%    (0.00)%        48%         $ 54,258
    (0.06)        $11.74       3.52%         1.79%     (0.24)%     1.55%     8.90%         30%         $ 66,182
    (0.11)        $11.22       3.60%         1.77%     (0.22)%     1.55%    (0.43)%        41%         $ 91,719

     0.00         $ 9.80       4.10%         1.61%     (0.06)%     1.55%    (7.77)%        18%         $ 25,009
    (0.03)        $10.85       3.69%         1.76%     (0.21)%     1.55%     0.47%         43%         $ 29,438
    (0.03)        $11.24       3.56%         1.78%     (0.23)%     1.55%     4.11%         49%         $ 29,732
    (0.11)        $11.22       3.56%         1.79%     (0.24)%     1.55%    (0.00)%        48%         $ 29,168
    (0.06)        $11.74       3.52%         1.79%     (0.24)%     1.55%     8.89%         30%         $ 31,904
    (0.11)        $11.22       3.60%         1.77%     (0.22)%     1.55%    (0.43)%        41%         $ 34,089

42 Wells Fargo Advantage Municipal Income Funds             Financial Highlights

                                                                         Beginning                  Net Realized    Distributions
                                                                         Net Asset      Net        and Unrealized     from Net
                                                                         Value Per   Investment      Gain (Loss)     Investment
                                                                           Share    Income (Loss)   on Investments     Income
                                                                         ---------  -------------  ---------------  -------------
CALIFORNIA TAX-FREE FUND (continued)

Administrator Class
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.66         0.26          (1.03)          (0.26)
July 1, 2007 to June 30, 2008.................................             $11.04         0.51          (0.35)          (0.51)
July 1, 2006 to June 30, 2007.................................             $11.03         0.51           0.04           (0.51)
July 1, 2005 to June 30, 2006.................................             $11.54         0.51          (0.40)          (0.51)
July 1, 2004 to June 30, 2005.................................             $11.03         0.52           0.57           (0.52)
July 1, 2003 to June 30, 2004.................................             $11.59         0.53          (0.46)          (0.53)

COLORADO TAX-FREE FUND

Class A
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.32         0.23 (5)      (0.82)          (0.23)
July 1, 2007 to June 30, 2008.................................             $10.57         0.44 (5)      (0.24)          (0.44)
July 1, 2006 to June 30, 2007.................................             $10.55         0.45           0.02           (0.45)
July 1, 2005 to June 30, 2006.................................             $10.94         0.46          (0.40)          (0.45)
July 1, 2004 to June 30, 2005.................................             $10.64         0.46           0.30           (0.46)
July 1, 2003 to June 30, 2004.................................             $11.01         0.47          (0.37)          (0.47)

Class B
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.33         0.19 (5)      (0.82)          (0.19)
July 1, 2007 to June 30, 2008.................................             $10.58         0.36 (5)      (0.24)          (0.36)
July 1, 2006 to June 30, 2007.................................             $10.57         0.37           0.01           (0.37)
July 1, 2005 to June 30, 2006.................................             $10.95         0.38          (0.39)          (0.37)
July 1, 2004 to June 30, 2005.................................             $10.65         0.38           0.30           (0.38)
July 1, 2003 to June 30, 2004.................................             $11.02         0.39          (0.37)          (0.39)

Class C
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.33         0.19 (5)      (0.82)          (0.19)
April 1, 20083 to June 30, 2008...............................             $10.35         0.08 (5)      (0.01)          (0.09)

Administrator Class
July 1, 2008 to December 31, 2008 (Unaudited).................             $10.32         0.24 (5)      (0.82)          (0.24)
July 1, 2007 to June 30, 2008.................................             $10.57         0.47 (5)      (0.25)          (0.46)
July 1, 2006 to June 30, 2007.................................             $10.55         0.48           0.02           (0.48)
July 1, 2005 to June 30, 2006.................................             $10.94         0.49          (0.40)          (0.48)
July 1, 2004 to June 30, 2005.................................             $10.64         0.49           0.30           (0.49)
July 1, 2003 to June 30, 2004.................................             $11.01         0.50          (0.37)          (0.50)

7. Following represents ratios excluding interest expenses and fees (see Note 2 - Inverse Floating Rate Obligations):


                                                                           Gross Expenses Excluding     Net Expenses Excluding
                                                                           Interest Expense and Fees  Interest Expense and Fees
Class A
July 1, 2008 to December 31, 2008 (Unaudited).................                         0.96%                       0.85%
July 1, 2007 to June 30, 2008.................................                         1.07%                       0.85%
July 1, 2006 to June 30, 2007.................................                         1.08%                       0.85%
July 1, 2005 to June 30, 2006.................................                         1.09%                       0.85%
July 1, 2004 to June 30, 2005.................................                         1.07%                       0.85%
July 1, 2003 to June 30, 2004.................................                         1.06%                       0.85%

Class B
July 1, 2008 to December 31, 2008 (Unaudited).................                         1.71%                       1.60%
July 1, 2007 to June 30, 2008.................................                         1.82%                       1.60%
July 1, 2006 to June 30, 2007.................................                         1.83%                       1.60%
July 1, 2005 to June 30, 2006.................................                         1.84%                       1.60%
July 1, 2004 to June 30, 2005.................................                         1.82%                       1.60%
July 1, 2003 to June 30, 2004.................................                         1.81%                       1.60%

Class C
July 1, 2008 to December 31, 2008 (Unaudited).................                         1.71%                       1.60%
April 1, 20083 to June 30, 2008...............................                         1.74%                       1.60%

Administrator Class
July 1, 2008 to December 31, 2008 (Unaudited).................                         0.88%                       0.60%
July 1, 2007 to June 30, 2008.................................                         0.89%                       0.60%
July 1, 2006 to June 30, 2007.................................                         0.90%                       0.60%
July 1, 2005 to June 30, 2006.................................                         0.90%                       0.60%
July 1, 2004 to June 30, 2005.................................                         0.77%                       0.60%
July 1, 2003 to June 30, 2004.................................                         0.73%                       0.60%

The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 43


                 Ending     Ratio to Average Net Assets (Annualized) (1)
 Distributions  Net Asset  ----------------------------------------------               Portfolio   Net Assets at
   from Net     Value Per  Net Investment    Gross    Expenses      Net      Total      Turnover    End of Period
Realized Gains    Share    Income (Loss)   Expenses    Waived    Expenses  Return (2)    Rate (4)   (000's omitted)
--------------  ---------  --------------  --------  ----------  --------  ----------   ---------   ---------------
     0.00         $ 9.63       5.10%       0.81%      (0.26)%    0.55%        (7.29)%        18%        $ 69,756
    (0.03)        $10.66       4.67%       0.84%      (0.29)%    0.55%         1.51%         43%        $ 77,702
    (0.03)        $11.04       4.56%       0.85%      (0.30)%    0.55%         5.06%         49%        $ 50,556
    (0.11)        $11.03       4.58%       0.86%      (0.31)%    0.55%         1.02%         48%        $ 46,686
    (0.06)        $11.54       4.60%       0.75%      (0.20)%    0.55%        10.07%         30%        $ 41,926
    (0.10)        $11.03       4.69%       0.70%      (0.15)%    0.55%         0.66%         41%        $ 36,408


    (0.01)        $ 9.49       4.62%       1.00% (7)  (0.11)%    0.89% (7)    (5.79)%        13%        $ 44,248
    (0.01)        $10.32       4.20%       1.12% (7)  (0.23)%    0.89% (7)     1.85%         15%        $ 46,174
     0.00         $10.57       4.21%       1.15% (7)  (0.23)%    0.92% (7)     4.46%         21%        $ 49,827
     0.00         $10.55       4.28%       1.17% (7)  (0.24)%    0.93% (7)     0.60%         23%        $ 43,538
     0.00         $10.94       4.24%       1.13% (7)  (0.22)%    0.91% (7)     7.24%         33%        $ 50,410
     0.00         $10.64       4.37%       1.10% (7)  (0.21)%    0.89% (7)     0.93%         31%        $ 51,120

    (0.01)        $ 9.50       3.84%       1.74% (7)  (0.11)%    1.64% (7)    (6.14)%        13%        $  1,858
    (0.01)        $10.33       3.45%       1.87% (7)  (0.23)%    1.64% (7)     1.09%         15%        $  2,870
     0.00         $10.58       3.47%       1.90% (7)  (0.23)%    1.67% (7)     3.59%         21%        $  6,057
     0.00         $10.57       3.53%       1.92% (7)  (0.24)%    1.68% (7)    (0.05)%        23%        $  7,661
     0.00         $10.95       3.49%       1.88% (7)  (0.22)%    1.66% (7)     6.43%         33%        $  9,095
     0.00         $10.65       3.62%       1.85% (7)  (0.21)%    1.64% (7)     0.17%         31%        $ 10,672

    (0.01)        $ 9.50       3.88%       1.74% (7)  (0.11)%    1.64% (7)    (6.14)%        13%        $    615
     0.00         $10.33       2.25%       1.74% (7)  (0.13)%    1.61% (7)     0.58%         15%        $    401

    (0.01)        $ 9.49       4.87%       0.92% (7)  (0.28)%    0.64% (7)    (5.67)%        13%        $ 39,464
    (0.01)        $10.32       4.44%       0.94% (7)  (0.30)%    0.64% (7)     2.10%         15%        $ 45,046
     0.00         $10.57       4.46%       0.97% (7)  (0.30)%    0.67% (7)     4.72%         21%        $ 35,446
     0.00         $10.55       4.53%       0.98% (7)  (0.30)%    0.68% (7)     0.85%         23%        $ 32,321
     0.00         $10.94       4.49%       0.83% (7)  (0.17)%    0.66% (7)     7.50%         33%        $ 36,304
     0.00         $10.64       4.62%       0.77% (7)  (0.13)%    0.64% (7)     1.18%         31%        $ 41,196

44  Wells Fargo Advantage Municipal Income Funds            Financial Highlights


                                                                           Beginning                  Net Realized   Distributions
                                                                           Net Asset       Net       and Unrealized    from Net
                                                                           Value Per   Investment      Gain (Loss)    Investment
                                                                             Share    Income (Loss)  on Investments     Income
                                                                           ---------  -------------  --------------  -------------
MINNESOTA TAX-FREE FUND

Class A
July 1, 2008 to December 31, 2008 (Unaudited).....................          $10.56         0.23 (5)       (0.65)          (0.23)
July 1, 2007 to June 30, 2008.....................................          $10.70         0.45 (5)       (0.10)          (0.46)
July 1, 2006 to June 30, 2007.....................................          $10.74         0.45           (0.01)          (0.45)
July 1, 2005 to June 30, 2006.....................................          $11.15         0.45           (0.37)          (0.45)
July 1, 2004 to June 30, 2005.....................................          $10.89         0.45            0.30           (0.44)
July 1, 2003 to June 30, 2004.....................................          $11.27         0.46           (0.39)          (0.45)

Class B
July 1, 2008 to December 31, 2008 (Unaudited).....................          $10.56         0.19 (5)       (0.66)          (0.19)
July 1, 2007 to June 30, 2008.....................................          $10.69         0.38 (5)       (0.10)          (0.38)
July 1, 2006 to June 30, 2007.....................................          $10.74         0.38           (0.03)          (0.37)
July 1, 2005 to June 30, 2006.....................................          $11.15         0.37           (0.37)          (0.37)
July 1, 2004 to June 30, 2005.....................................          $10.89         0.38            0.29           (0.36)
July 1, 2003 to June 30, 2004.....................................          $11.27         0.37           (0.39)          (0.36)

Class C
July 1, 2008 to December 31, 2008 (Unaudited).....................          $10.56         0.19 (5)       (0.66)          (0.19)
July 1, 2007 to June 30, 2008.....................................          $10.69         0.37 (5)       (0.10)          (0.37)
July 1, 2006 to June 30, 2007.....................................          $10.73         0.36           (0.01)          (0.36)
July 1, 2005 to June 30, 2006.....................................          $11.15         0.37           (0.38)          (0.37)
April 8, 2005 (3) to June 30, 2005................................          $10.97         0.08            0.18           (0.08)

Administrator Class
July 1, 2008 to December 31, 20086 (Unaudited)....................          $10.56         0.24 (5)       (0.66)          (0.24)
July 1, 2007 to June 30, 2008.....................................          $10.69         0.48 (5)       (0.10)          (0.48)
July 1, 2006 to June 30, 2007.....................................          $10.73         0.48           (0.01)          (0.48)
July 1, 2005 to June 30, 2006.....................................          $11.14         0.48           (0.37)          (0.48)
July 1, 2004 to June 30, 2005.....................................          $10.89         0.48            0.29           (0.47)
July 1, 2003 to June 30, 2004.....................................          $11.27         0.49           (0.39)          (0.48)

The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 45


                 Ending    Ratio to Average Net Assets (Annualized) (1)
Distributions   Net Asset  --------------------------------------------             Portfolio   Net Assets at
   from Net     Value Per  Net Investment   Gross    Expenses     Net       Total   Turnover    End of Period
Realized Gains    Share    Income (Loss)   Expenses   Waived   Expenses  Return (2)  Rate (4)  (000's omitted)
--------------  ---------  --------------  --------  --------  --------  ---------- ---------  ---------------
     (0.01)      $ 9.90         4.44%        0.94%    (0.09)%    0.85%     (4.07)%     13%         $ 43,588
     (0.03)      $10.56         4.26%        1.06%    (0.21)%    0.85%      3.32%      39%         $ 43,617
     (0.03)      $10.70         4.18%        1.07%    (0.22)%    0.85%      4.14%      19%         $ 37,897
     (0.04)      $10.74         4.17%        1.08%    (0.23)%    0.85%      0.73%      20%         $ 38,145
     (0.05)      $11.15         4.06%        1.06%    (0.21)%    0.85%      7.06%      18%         $ 37,829
      0.00       $10.89         4.11%        1.04%    (0.19)%    0.85%      0.61%      12%         $ 37,468

     (0.01)      $ 9.89         3.67%        1.69%    (0.09)%    1.60%     (4.53)%     13%         $  2,978
     (0.03)      $10.56         3.51%        1.82%    (0.22)%    1.60%      2.64%      39%         $  4,166
     (0.03)      $10.69         3.43%        1.82%    (0.22)%    1.60%      3.27%      19%         $  6,200
     (0.04)      $10.74         3.41%        1.83%    (0.23)%    1.60%     (0.02)%     20%         $  8,787
     (0.05)      $11.15         3.31%        1.81%    (0.21)%    1.60%      6.27%      18%         $ 10,987
      0.00       $10.89         3.36%        1.79%    (0.19)%    1.60%     (0.14)%     12%         $ 15,059

     (0.01)      $ 9.89         3.67%        1.63%    (0.03)%    1.60%     (4.53)%     13%         $  3,117
     (0.03)      $10.56         3.49%        1.79%    (0.19)%    1.60%      2.63%      39%         $  2,103
     (0.03)      $10.69         3.41%        1.82%    (0.22)%    1.60%      3.35%      19%         $  1,245
     (0.04)      $10.73         3.40%        1.83%    (0.23)%    1.60%     (0.13)%     20%         $    635
      0.00       $11.15         3.36%        1.82%    (0.22)%    1.60%      2.38%      18%         $    389

     (0.01)      $ 9.89         4.68%        0.86%    (0.26)%    0.60%     (4.05)%     13%         $118,488
     (0.03)      $10.56         4.49%        0.89%    (0.29)%    0.60%      3.67%      39%         $111,194
     (0.03)      $10.69         4.43%        0.89%    (0.29)%    0.60%      4.40%      19%         $115,134
     (0.04)      $10.73         4.42%        0.90%    (0.30)%    0.60%      0.98%      20%         $109,137
     (0.05)      $11.14         4.31%        0.76%    (0.16)%    0.60%      7.23%      18%         $128,854
      0.00       $10.89         4.35%        0.71%    (0.11)%    0.60%      0.86%      12%         $143,410

46 Wells Fargo Advantage Municipal Income Funds   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund. Each Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

At the close of business on July 18, 2008 (the "Conversion Time"), each Class Z share of the Minnesota Tax-Free Fund outstanding at the Conversion Time automatically converted to a number of full and fractional Administrator Class shares of the Minnesota Tax-Free Fund (the "Conversion"). Accordingly, shareholders of Class Z shares of the Minnesota Tax-Free Fund at the Conversion Time thereupon became shareholders of the Minnesota Tax-Free Fund's Administrator Class shares, which bear lower total and net annual operating expense ratios than the historical ratios of Class Z shares. Because the Conversion was effected at the relative net asset values of a Class Z share and an Administrator Class share at the Conversion Time, the value of a Class Z shareholder's investment was the same immediately before and immediately after the Conversion. Following the Conversion, Class Z shares of the Minnesota Tax-Free Fund were no longer offered. The Conversion was a tax-free transaction and no gain or loss was recognized by shareholders for federal income tax purposes as a result of the Conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Notes to Financial Statements   Wells Fargo Advantage Municipal Income Funds 47

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                                 TOTAL FAIR VALUE
PORTFOLIO                                 LEVEL 1        LEVEL 2      LEVEL 3    AS OF 12/31/2008
-------------------------------------   -----------   -------------   --------   ----------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   $   252,849   $  83,832,331    $ 0       $  84,085,180
CALIFORNIA TAX-FREE FUND                  2,142,652     430,654,161      0         432,796,813
COLORADO TAX-FREE FUND                    1,433,431      85,007,180      0          86,440,611
MINNESOTA TAX-FREE FUND                   6,634,211     159,027,121      0         165,661,332

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                TOTAL UNREALIZED
PORTFOLIO                                LEVEL 1      LEVEL 2   LEVEL 3   APPRECIATION /(DEPRECIATION)
-----------------------------------     ---------   ---------   -------   ----------------------------
MINNESOTA TAX-FREE FUND                 $   8,394   $       0   $     0   $                      8,394

* Other financial instruments include: futures, options, sale commitments, swaps, and MMD rate locks.

48 Wells Fargo Advantage Municipal Income Funds   Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: June 30, 2005; June 30, 2006; June 30, 2007; June 30, 2008) are
subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2008, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                        EXPIRATION   CAPITAL LOSS
FUND                                      YEAR       CARRYFORWARDS
-------------------------------------   ----------   -------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND      2015      $    260,672
                                           2016            11,320
CALIFORNIA TAX-FREE FUND                   2016           818,994

Notes to Financial Statements   Wells Fargo Advantage Municipal Income Funds  49

At June 30, 2008, current year deferred post-October losses, which will be treated for tax purposes on the first day of the succeeding year, were:

                                          DEFERRED
                                        POST-OCTOBER
FUND                                    CAPITAL LOSS
-------------------------------------   -------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   $     105,195
CALIFORNIA TAX-FREE FUND                    2,001,498
MINNESOTA TAX-FREE FUND                             4

Futures contracts

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2008 the following Funds held futures contracts:

                                                                                         NET UNREALIZED
                                                                                          APPRECIATION
FUND                      CONTRACTS       TYPE       EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------   ---------   ------------   ---------------   ---------------   --------------
MINNESOTA TAX-FREE FUND   40 Short    US Long Bond     March 2009      $     5,338,869   $    (183,006)

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument.

At December 31, 2008, the Funds had no open swap contracts.

50  Wells Fargo Advantage Municipal Income Funds   Notes to Financial Statements

INVERSE FLOATING RATE OBLIGATIONS

The Funds may participate in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At December 31, 2008, the Floating Rate Notes outstanding were as follows:

                                       UNDERLYING                                                                 COLLATERAL FOR
                                      MUNICIPAL BOND                  FLOATING RATE                               FLOATING RATE
FUND                                    SECURITY                    NOTES OUTSTANDING   RANGE OF INTREST RATES   NOTES OUTSTANDING
----------------------   -----------------------------------------  -----------------   ----------------------   ------------------
COLORADO TAX-FREE FUND   Colorado HFA Series A2, 6.45%, 04/01/2030  $  1,175,000          0.95% - 8.14%          $        2,403,721

The resale of Inverse Floaters held by the Fund to qualified institutional buyers is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Certain previously reported amounts have been revised by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These revisions have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

Financial Highlights amounts have been revised to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These revisions are not considered material to previously issued financial statements.

MUNICIPAL MARKET DATA RATE LOCKS

A Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund's performance.

At December 31, 2008, the following Fund held MMD rate lock positions:

                                                                                  NET UNREALIZED
FUND                            TYPE          EXPIRATION DATE   NOTIONAL AMOUNT    APPRECIATION
-----------------------   -----------------   ---------------   ---------------   --------------
MINNESOTA TAX-FREE FUND   30 Year MMD Index   March 18, 2009    $     2,000,000   $      191,400

Notes to Financial Statements   Wells Fargo Advantage Municipal Income Funds   51

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                ADVISORY                                            SUBADVISORY
                                                               FEES (% OF                                           FEES (% OF
                                           AVERAGE DAILY      AVERAGE DAILY                     AVERAGE DAILY      AVERAGE DAILY
FUND                                         NET ASSETS        NET ASSETS)     SUBADVISER         NET ASSETS        NET ASSETS)
-------------------------------------   ------------------   --------------   -------------   ------------------   -----------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   First $500 million       0.350        Wells Capital   First $100 million       0.150
                                         Next $500 million       0.325         Management      Next $200 million       0.100
                                           Next $2 billion       0.300        Incorporated     Over $300 million       0.050
                                           Next $2 billion       0.275
                                           Over $5 billion       0.250

CALIFORNIA TAX-FREE FUND                First $500 million       0.350        Wells Capital   First $100 million       0.200
                                         Next $500 million       0.325        Management       Next $200 million       0.175
                                           Next $2 billion       0.300        Incorporated    Next $200  million       0.150
                                           Next $2 billion       0.275                         Over $500 million       0.100
                                           Over $5 billion       0.250

COLORADO TAX-FREE FUND                  First $500 million       0.350        Wells Capital   First $100 million       0.200
                                         Next $500 million       0.325         Management      Next $200 million       0.175
                                           Next $2 billion       0.300        Incorporated     Next $200 million       0.150
                                           Next $2 billion       0.275                         Over $500 million       0.100
                                           Over $5 billion       0.250

MINNESOTA TAX-FREE FUND                 First $500 million       0.350        Wells Capital   First $100 million       0.200
                                         Next $500 million       0.325         Management     Next $200  million       0.175
                                           Next $2 billion       0.300        Incorporated    Next $200  million       0.150
                                           Next $2 billion       0.275                         Over $500 million       0.100
                                           Over $5 billion       0.250

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                               ADMINISTRATION FEES
                              AVERAGE DAILY       (% OF AVERAGE
                               NET ASSETS       DAILY NET ASSETS)
                            ----------------   -------------------
Fund level                  First $5 billion         0.05
                            Next  $5 billion         0.04
                            Over $10 billion         0.03
Class Level
Class A, Class B, Class C   All asset levels         0.18
Administrator Class         All asset levels         0.10

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

52       Wells Fargo Advantage Municipal Income Funds             Notes to Financial Statements

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:


                                % OF AVERAGE
                              DAILY NET ASSETS
                              ----------------
 All Municipal Income Funds         0.02

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the six-month period ended December 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged up to the following annual fees:

                                                   % OF AVERAGE
                                                 DAILY NET ASSETS
                                                 ----------------
Class A, Class B, Class C, Administrator Class         0.25

For the six-month period ended December 31, 2008, shareholder servicing fees were paid as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo and Company.

                                                                        ADMINISTRATOR
FUND                                     CLASS A    CLASS B   CLASS C      CLASS
-------------------------------------   --------   --------   -------   -------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   $ 47,698         NA   $ 5,250   $  55,814
CALIFORNIA TAX-FREE FUND                 439,574   $ 25,359    31,165      97,904
COLORADO TAX-FREE FUND                    57,150      2,922       622      54,692
MINNESOTA TAX-FREE FUND                   55,777      4,405     2,371     146,573

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended December 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through October 31, 2009, with respect to the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended December 31, 2008, were as follows:

                                                                       ADMINISTRATOR
FUND                                    CLASS A    CLASS B   CLASS C      CLASS
-------------------------------------   --------   -------   -------   -------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND     0.85%      NA       1.60%       0.60%
CALIFORNIA TAX-FREE FUND                  0.80%     1.55%     1.55%       0.55%
COLORADO TAX-FREE FUND                    0.85%     1.60%     1.60%       0.60%
MINNESOTA TAX-FREE FUND                   0.85%     1.60%     1.60%       0.60%

Notes to Financial Statements                                Wells Fargo Advantage Municipal Income Funds 53

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended December 31, 2008, were as follows:

FUND                                   Purchases at Cost   Sales Proceeds
-------------------------------------  ------------------  --------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND  $   50,788,342      $   44,857,997
CALIFORNIA TAX-FREE FUND                   86,605,671         110,412,538
COLORADO TAX-FREE FUND                     11,331,024          12,713,887
MINNESOTA TAX-FREE FUND                    30,240,407          21,009,818

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the six-month period ended December 31, 2008, the Funds had no borrowings under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of December 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements. 54 Wells Fargo Advantage Municipal Income Funds Other Information

54 Wells Fargo Advantage Municipal Income Funds              Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age             Length of Service (2)      Principal Occupations During Past Five Years                 Other Directorships
-----------------------  -------------------------  -----------------------------------------------------------  -------------------
Thomas S. Goho           Trustee, since 1987        Co-Director for the Calloway School of Stephens University   None
66                                                  of Wake Forest University. Prior thereto, the Thomas Goho
                                                    Chair of Finance of Wake Forest University, Calloway School
                                                    of Business and Accountancy, from 2006-2007 and Associate
                                                    Professor of Finance from 1999-2005.

Peter G. Gordon          Trustee, since 1998;       Co-Founder, Chairman, President and CEO of Crystal Geyser    None
66                       Chairman, since 2005       Water Company.
                         (Lead Trustee since 2001)

Judith M. Johnson        Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and Chief    None
59                                                  Investment Officer of Minneapolis Employees Retirement Fund
                                                    from 1996 to 2008. Ms. Johnson is a certified public
                                                    accountant and a certified managerial accountant.

Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,  None
55                                                  University of Pennsylvania. Director of the Boettner Center
                                                    on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                    associate, National Bureau of Economic Research.

Timothy J. Penny         Trustee, since 1996        President and CEO of Southern Minnesota Initiative           None
57                                                  Foundation, a non-profit organization since 2007 and Senior
                                                    Fellow at the Humphrey Institute Policy Forum at the
                                                    University of Minnesota since 1995. Member of the Board of
                                                    Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke        Trustee, since 1996        Principal of the law firm of Willeke & Daniels. General      None
68                                                  Counsel of the Minneapolis Employees Retirement Fund from
                                                    1984 to present.

Other Information                                                       Wells Fargo Advantage Municipal Income Funds 55

INTERESTED TRUSTEE (3)

                         Position Held and
Name and Age             Length of Service (2)      Principal Occupations During Past Five Years                 Other Directorships
-----------------------  -------------------------  -----------------------------------------------------------  -------------------
J. Tucker Morse (4)      Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,       None
64                                                  Chairman of Whitepoint Capital, LLC until 2004.

ADVISORY BOARD MEMBERS

                         Position Held and
Name and Age             Length of Service (2)      Principal Occupations During Past Five Years                 Other Directorships
-----------------------  -------------------------  -----------------------------------------------------------  -------------------
Isaiah Harris, Jr.       Advisory Board             Retired. Prior thereto, President and CEO of BellSouth       CIGNA Corporation;
56                       Member, since 2008         Advertising and Publishing Corp. from 2005 to 2007,          Deluxe Corporation
                                                    President and CEO of BellSouth Enterprises from 2004 to
                                                    2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University
                                                    Foundation Board of Governors and a member of the Advisory
                                                    Board of Iowa State University School of Business.

David F. Larcker         Advisory Board             James Irvin Miller Professor of Accounting at the Graduate   None
58                       Member, since 2008         School of Business, Stanford University. Director of
                                                    Corporate Governance Research Program and Co-Director of
                                                    The Rock Center for Corporate Governance since 2006. From
                                                    2005 to 2008, Professor of Accounting at the Graduate
                                                    School of Business, Stanford University. Prior thereto,
                                                    Ernst & Young Professor of Accounting at The Wharton
                                                    School, University of Pennsylvania from 1985 to  2005.

OFFICERS

                         Position Held and
Name and Age             Length of Service (2)      Principal Occupations During Past Five Years                 Other Directorships
-----------------------  -------------------------  ------------------------------------------------------------ -------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and       None
49                                                  President of Wells Fargo Funds Management, LLC since 2003.
                                                    Senior Vice President and Chief Administrative Officer of
                                                    Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds     None
48                       Chief Legal Officer,       Management, LLC since 2001. Managing Counsel of Wells Fargo
                         since 2003                 Bank, N.A. since 2000.

Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting and None
49                                                  Tax for Wells Fargo Funds Management, LLC since 2007.
                                                    Director of Fund Administration and SEC Reporting for
                                                    TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                                    UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                                    Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early          Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds Management,    None
44                       since 2007                 LLC since 2007. Chief Compliance Officer of Parnassus
                                                    Investments from 2005 to 2007. Chief Financial Officer of
                                                    Parnassus Investments from 2004 to 2007. Senior Audit
                                                    Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1. The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3. As of November 30, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4.   Retired as Interested Trustee effective December 31, 2008.

56 Wells Fargo Advantage Municipal Income Funds                                                                List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments                      HEFAR  --  Higher Education Facilities Authority Revenue
ADR    --  American Depositary Receipt                              HFA    --  Housing Finance Authority
AMBAC  --  American Municipal Bond Assurance Corporation            HFFA   --  Health Facilities Financing Authority
AMT    --  Alternative Minimum Tax                                  HUD    --  Housing & Urban Development
ARM    --  Adjustable Rate Mortgages                                IDA    --  Industrial Development Authority
BART   --  Bay Area Rapid Transit                                   IDAG   --  Industrial Development Agency
CDA    --  Community Development Authority                          IDR    --  Industrial Development Revenue
CDO    --  Collateralized Debt Obligation                           LIBOR  --  London Interbank Offered Rate
CDSC   --  Contingent Deferred Sales Charge                         LLC    --  Limited Liability Corporation
CGIC   --  Capital Guaranty Insurance Company                       LOC    --  Letter of Credit
CGY    --  Capital Guaranty Corporation                             LP     --  Limited Partnership
CIFG   --  CDC (Caisse des Depots et Consignations) IXIS Financial  MBIA   --  Municipal Bond Insurance Association
           Guarantee                                                MFHR   --  Multi-Family Housing Revenue
COP    --  Certificate of Participation                             MTN    --  Medium Term Note
CP     --  Commercial Paper                                         MUD    --  Municipal Utility District
CTF    --  Common Trust Fund                                        PCFA   --  Pollution Control Finance Authority
DW&P   --  Department of Water & Power                              PCR    --  Pollution Control Revenue
DWR    --  Department of Water Resources                            PFA    --  Public Finance Authority
ECFA   --  Educational & Cultural Facilities Authority              PFFA   --  Public Facilities Financing Authority
EDFA   --  Economic Development Finance Authority                   plc    --  Public Limited Company
ETET   --  Eagle Tax-Exempt Trust                                   PSFG   --  Public School Fund Guaranty
FFCB   --  Federal Farm Credit Bank                                 R&D    --  Research & Development
FGIC   --  Financial Guaranty Insurance Corporation                 RDA    --  Redevelopment Authority
FHA    --  Federal Housing Authority                                RDFA   --  Redevelopment Finance Authority
FHAG   --  Federal Housing Agency                                   REITS  --  Real Estate Investment Trusts
FHLB   --  Federal Home Loan Bank                                   SFHR   --  Single Family Housing Revenue
FHLMC  --  Federal Home Loan Mortgage Corporation                   SFMR   --  Single Family Mortgage Revenue
FNMA   --  Federal National Mortgage Association                    SLMA   --  Student Loan Marketing Association
FSA    --  Farm Service Agency                                      STIT   --  Short-Term Investment Trust
GDR    --  Global Depositary Receipt                                TBA    --  To Be Announced
GNMA   --  Government National Mortgage Association                 TRAN   --  Tax Revenue Anticipation Notes
GO     --  General Obligation                                       USD    --  Unified School District
HCFR   --  Healthcare Facilities Revenue                            XLCA   --  XL Capital Assurance
HEFA   --  Health & Educational Facilities Authority

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS          THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED
is available free upon request. To obtain literature,       FOR THE GENERAL  INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO
please write, e-mail, visit the Funds' Web site, or call:   ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES,
                                                            DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
WELLS FARGO ADVANTAGE FUNDS                                 PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION,
P.O. Box 8266                                               INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS'
Boston, MA 02266-8266                                       WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE
E-mail: wfaf@wellsfargo.com                                 INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT
                                                            CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO
                                                            ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE
                                                            PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Web site: www.wellsfargo.com/advantagefunds                 "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow
Individual Investors: 1-800-222-8222                        Jones & Company, Inc., and have been licensed for use for certain
Retail Investment Professionals: 1-888-877-9275             purposes by Global Index Advisors, Inc., and Wells Fargo Funds
Institutional Investment Professionals: 1-866-765-0778      Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays
                                                            Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds,
                                                            based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays
                                                            Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR
                                                            ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE,
                                                            INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
                                                            NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                            Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells
                                                            Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells
                                                            Fargo & Company provide subadvisory and other services for the Funds.
                                                            The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member
                                                            FINRAI/SIPC, an affiliate of Wells Fargo & Company.

                                                            NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.         www.wellsfargo.com/advantagefunds              114428 02-09
                                                                                                                  SMILD/SAR105 12-08

                                                             [WELLS   [ADVANTAGE
                                                             FARGO]   FUNDS]

[REDUCE CLUTTER. SAVE TREES LOGO]
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report at at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[SEMI-ANNUAL REPORT LOGO]       Semi-Annual Report

                                December 31, 2008

                                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                _     WELLS FARGO ADVANTAGE INTERMEDIATE
                                      TAX/AMT-FREE FUND (FORMERLY NAMED THE
                                      WELLS FARGO ADVANTAGE INTERMEDIATE
                                      TAX-FREE FUND)

                                _     WELLS FARGO ADVANTAGE MUNICIPAL BOND
                                      FUND

                                _     WELLS FARGO ADVANTAGE SHORT-TERM
                                      MUNICIPAL BOND FUND

                                _     WELLS FARGO ADVANTAGE ULTRA SHORT-TERM
                                      MUNICIPAL INCOME FUND

                                _     WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE
                                      FUND

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                                              Sign up for electronic delivery of
                                         prospectuses and shareholder reports at
                                            WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents

LETTER TO SHAREHOLDERS ..................................................     2
PERFORMANCE HIGHLIGHTS
Intermediate Tax/AMT-Free Fund ..........................................     6
Municipal Bond Fund .....................................................     8
Short-Term Municipal Bond Fund ..........................................    10
Ultra Short-Term Municipal Income Fund ..................................    12
Wisconsin Tax-Free Fund .................................................    14

FUND EXPENSES ...........................................................    16

PORTFOLIO OF INVESTMENTS

Intermediate Tax/AMT-Free Fund ..........................................    19
Municipal Bond Fund .....................................................    30
Short-Term Municipal Bond Fund ..........................................    41
Ultra Short-Term Municipal Income Fund ..................................    55
Wisconsin Tax-Free Fund .................................................    67

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    74
Statements of Operations ................................................    76
Statements of Changes in Net Assets .....................................    78
Financial Highlights ....................................................    84

NOTES TO FINANCIAL STATEMENTS ...........................................    90

OTHER INFORMATION .......................................................    99

LIST OF ABBREVIATIONS ...................................................   101

NOTE FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(WELLS FARGO INVESTMENT HISTORY LOGO)


1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDSSM TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDSSM, WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company -- more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO ADVANTAGE FUNDS, THE WELLS FARGO ADVISORSM PROGRAM, WELLS FARGO MANAGED ACCOUNT SERVICES, AND CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2008.

EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                       Growth Fund                                  Small Cap Disciplined Fund
C&B Large Cap Value Fund                Growth Equity Fund                           Small Cap Growth Fund
C&B Mid Cap Value Fund                  Index Fund                                   Small Cap Opportunities Fund
Capital Growth Fund                     International Core Fund                      Small Cap Value Fund
Common Stock Fund                       International Equity Fund                    Small Company Growth Fund
Discovery Fund +                        International Value Fund                     Small Company Value Fund
Diversified Equity Fund                 Large Cap Appreciation Fund                  Small/Mid Cap Value Fund
Diversified Small Cap Fund              Large Cap Growth Fund                        Social Sustainability Fund +
Emerging Growth Fund                    Large Company Core Fund                      Specialized Financial Services Fund
Emerging Markets Equity Fund            Large Company Growth Fund                    Specialized Technology Fund
Endeavor Select Fund +                  Large Company Value Fund                     Strategic Small Cap Value Fund
Enterprise Fund +                       Mid Cap Disciplined Fund                     U.S. Value Fund
Equity Income Fund                      Mid Cap Growth Fund
Equity Value Fund                       Opportunity Fund +

BOND FUNDS
---------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund   Inflation-Protected Bond Fund                Short-Term Municipal Bond Fund
California Tax-Free Fund                Intermediate Tax/AMT-Free Fund               Stable Income Fund
Colorado Tax-Free Fund                  Minnesota Tax-Free Fund                      Strategic Income Fund
Diversified Bond Fund                   Municipal Bond Fund                          Total Return Bond Fund
Government Securities Fund(1)           Short Duration Government Bond Fund(1)       Ultra Short-Term Income Fund
High Income Fund                        Short-Term Bond Fund                         Ultra Short-Term Municipal Income Fund
Income Plus Fund                        Short-Term High Yield Bond Fund              Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
---------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund              WealthBuilder Growth Allocation Portfolio +  Target 2020 Fund(2) +
Asset Allocation Fund                   WealthBuilder Growth Balanced Portfolio +    Target 2025 Fund(2) +
Conservative Allocation Fund            WealthBuilder Moderate Balanced Portfolio +  Target 2030 Fund(2) +
Growth Balanced Fund                    WealthBuilder Tactical Equity Portfolio +    Target 2035 Fund(2) +
Moderate Balanced Fund                  Target Today Fund(2) +                       Target 2040 Fund(2) +
WealthBuilder Conservative Allocation
Portfolio +                             Target 2010 Fund(2) +                        Target 2045 Fund(2) +
WealthBuilder Equity Portfolio +        Target 2015 Fund(2) +                        Target 2050 Fund(2) +

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund(1)      Heritage Money Market Fund +                 National Tax-Free Money Market Fund
California Tax-Free Money Market Fund   Minnesota Money Market Fund                  National Tax-Free Money Market Trust
California Tax-Free Money Market Trust  Money Market Fund                            Overland Express Sweep Fund +
Cash Investment Money Market Fund       Money Market Trust                           Prime Investment Money Market Fund
Government Money Market Fund(1)         Municipal Money Market Fund                  Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
---------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                VT International Core Fund                   VT Opportunity Fund +
VT C&B Large Cap Value Fund             VT Large Company Core Fund                   VT Small Cap Growth Fund
VT Discovery Fund +                     VT Large Company Growth Fund                 VT Small/Mid Cap Value Fund
VT Equity Income Fund                   VT Money Market Fund                         VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1. The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the Wells Fargo Advantage Discovery Fund(Sm), Wells Fargo Advantage Endeavor Select Fund(Sm), Wells Fargo Advantage Enterprise Fund(Sm), Wells Fargo Advantage Opportunity Fund(Sm), Wells Fargo Advantage Social Sustainability Fund(Sm), Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio(Sm), Wells Fargo Advantage Wealthbuilder Equity Portfolio(Sm), Wells Fargo Advantage Wealthbuilder Growth Allocation Portfolio(Sm), Wells Fargo Advantage Wealthbuilder Growth Balanced Portfolio(Sm), Wells Fargo Advantage Wealthbuilder Moderate Balanced Portfolio(Sm), Wells Fargo Advantage Wealthbuilder Tactical Equity Portfolio(Sm), Wells Fargo Advantage Dow Jones Target Today Fund(Sm), Wells Fargo Advantage Dow Jones Target 2010 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2015 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2020 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2025 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2030 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2035 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2040 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2045 Fund(Sm), Wells Fargo Advantage Dow Jones Target 2050 Fund(Sm), Wells Fargo Advantage Heritage Money Market Fund(Sm), Wells Fargo Advantage Overland Express Sweep Fund(Sm), Wells Fargo Advantage Vt Discovery Fund(Sm), and Wells Fargo Advantage Vt Opportunity Fund(Sm) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, Wealthbuilder Conservative Allocation Portfolio, Wealthbuilder Equity Portfolio, Wealthbuilder Growth Allocation Portfolio, Wealthbuilder Growth Balanced Portfolio, Wealthbuilder Moderate Balanced Portfolio, Wealthbuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, Vt Discovery Fund, and Vt Opportunity Fund, respectively.

Not part of the semi-annual report.

2 Wells Fargo Advantage Municipal Income Funds

                                                          Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]
KARLA M. RABUSCH,
President
Wells Fargo Advantage Funds

          THESE STRAINS TO THE FINANCIAL MARKETS COMMANDED A RAPID DEPLOYMENT OF
                      UNPRECEDENTED POLICY INTERVENTIONS BY THE U.S. GOVERNMENT.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Municipal Bond Funds for the six-month period that ended December 31, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

HISTORIC MARKET EVENTS IN THE FALL OF 2008

Several years of financial innovation came to a grinding halt in the fall of 2008, as investment banks became casualties of their own loose credit policies and creative investment products. Much of the exorbitant securitization and repackaging of mortgage debt in recent years proved to be both excessive and irresponsible. Consequently, the sharp upsurge in housing prices of prior years met with an equally powerful correction of those values and culminated in the deterioration of asset values across a broad swath of the securities market. Certainly many riskier assets had been overvalued during the housing boom that were deservedly marked down, but any hopes that their effects could be contained from contaminating the broader markets were all but extinguished in the fall of 2008.

A global credit crisis ensued in mid-September 2008, which touched off several weeks of historic market volatility. Merrill Lynch was taken over by Bank of America in a peremptory deal to stave off insolvency. The U.S Treasury Secretary announced that there would be no further interventions to support financial institutions, and thus Lehman Brothers was left to bankruptcy. This resulted in a tremendous escalation of counterparty risk in the markets, meaning that investors became highly skeptical of financial institutions.

The sudden demise of two major U.S. investment banks over a single weekend drove volatility to historic levels during the subsequent trading week. Perhaps in observation of the injury this caused to investor confidence, the U.S. government quickly reversed course by intervening on behalf of the insurance company AIG, whose portfolio of credit-default swaps was deemed "too large to fail." Over the following weeks, a number of financial institutions were pressured by declines in their portfolio values as several securities were besieged by uncertainty and the abandonment of credit risk.

These strains to the financial markets commanded a rapid deployment of unprecedented policy interventions by the U.S. government. In addition to the conventional tools, such as dropping interest rates (which the Fed did to as low as 0.00%), the Fed increased its use of liquidity facilities to inject capital directly into the financial system. This involved buying commercial paper directly from companies, lending capital directly to banks, allowing companies to swap their securities for U.S. Treasuries, backing the assets of Citigroup, and extending credit to AIG. Congress also passed the Troubled Asset Relief Program (TARP), which was

                                  Wells Fargo Advantage Municipal Income Funds 3

Letter to Shareholders

initially intended to buy up troubled assets but later morphed into a program for providing capital directly to banks. In late November 2008, two more programs were implemented: the $600 billion housing market program and the $200 billion Term Asset-Backed Securities Loan Facility (TALF); TALF was designed to support the consumer credit and small business segments of the economy. All of these actions are aimed at two major initiatives: stabilizing the housing market and rebuilding confidence in the credit system. Both of these conditions likely need to be met before economic recovery can begin.

EFFECTS OF GLOBAL DELEVERAGING ON THE FIXED-INCOME MARKETS

Uncertainty over the health of the financial system coupled with a lack of confidence in structured debt products and derivatives resulted in a global deleveraging of risk. Bond markets across the board largely deteriorated, with the exception of U.S. government-backed debt. U.S. Treasuries rallied strongly during the credit crisis in one of the most tenacious flights to quality on record, producing returns of more than 11% over the six-month period that ended December 31, 2008. Treasuries longer than 20 years returned more than 30% for the period. The appetite for U.S. government debt reached unprecedented levels, as foreign investors shed riskier assets and swapped into the government-issued notes. In November, three-month Treasury bills touched low yields of three basis points (100 basis points equals 1.00%) while four-week bills actually notched a negative yield--meaning that investors paid for the right to lend their money to the U.S. government. The last time this occurred was in 1940.

While U.S. Treasuries rallied, municipal bonds shed value, particularly in longer-maturity bonds. This pronounced divergence in demand for municipal debt versus Treasury debt led to extraordinary ratios of municipal bond yields to equivalent Treasury yields. Under normal conditions, AAA-rated general obligation (GO) municipal bond yields tend to hover around 75% to 85% of Treasury yields. In the fourth quarter of 2008, AAA-rated GO bond yields reached more than 200% the equivalent Treasury yield. Furthermore, lower-quality municipal bond yields diverged from AAA-rated municipal debt to a historic level of yield spread. A-rated municipal bonds finished 2008 at nearly 200 basis points of spread over AAA-rated municipal bonds while BBB-rated bonds closed December at more than 400 basis points over. Thus, yields in municipal bonds relative to Treasuries and much of the fixed-income markets grew to historic highs during the period. While such conditions often provide investors with opportunities to garner income, the price deterioration during the six-month period led to negative total returns for the asset class as a whole. The Barclays Capital Municipal Bond Index (1) lost 2.49% over the six-month period, with longer-maturity municipal bonds losing more than 12%. It was a historically challenging six-month period for the municipal bond market, but potential trends toward price improvement began to show during the last two weeks of December. These inclinations for price recovery could potentially continue into the next several months.

U.S. TREASURIES RALLIED STRONGLY DURING THE CREDIT CRISIS IN ONE OF THE MOST TENACIOUS FLIGHTS TO QUALITY ON RECORD, PRODUCING RETURNS OF MORE THAN 11% OVER THE SIX-MONTH PERIOD THAT ENDED DECEMBER 31, 2008.

WHILE U.S. TREASURIES RALLIED, MUNICIPAL BONDS SHED VALUE, PARTICULARLY IN LONGER-MATURITY BONDS.

----------
1. The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4 Wells Fargo Advantage Municipal Income Funds

                                                          Letter to Shareholders

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

-s- Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage Municipal Income Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Robert J. Miller

FUND INCEPTION

July 31, 2001

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               25%
AA              25%
AAA             18%
BB/Ba            1%
BBB             19%
Cash             1%
Unrated         11%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        12%
1-5 Years       11%
6-10 Years      36%
11-20 Years     27%
20+ Years       14%

----------
1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

                                  Wells Fargo Advantage Municipal Income Funds 7

Performance Highlights

                WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

                                          Including Sales Charge              Excluding Sales Charge
INTERMEDIATE                                                    Life of                               Life of   Expense Ratio
TAX/AMT-FREE FUND                  6 Months *   1 Year  5 Year    Fund   6 Months *  1 Year  5 Year    Fund    Gross (3) Net (4)
--------------------------------   -----------  ------  ------  -------  ----------  ------  ------   -------  --------- --------
Class A (WFTAX)                      (8.93)     (8.54)   1.33    3.36     (6.11)     (5.72)   1.94      3.78     0.94%   0.70%
Class C (WFTFX)                      (7.47)     (7.44)   1.20    3.02     (6.47)     (6.44)   1.20      3.02     1.69%   1.45%
Administrator Class (WFITX)                                               (6.06)     (5.65)   1.97      3.83     0.86%   0.60%
Institutional Class (WITIX)                                               (5.97)     (5.43)   2.05      3.95     0.59%   0.42%
Investor Class (SIMBX)                                                    (6.23)     (5.77)   1.97      3.91     0.99%   0.75%
Barclays Capital Municipal
 Bond 1-15 Year Blend Index (5)                                            1.61       2.48    3.35      4.26
Barclays Capital 7-Year
 Municipal Bond Index (6)                                                  3.78       4.59    3.69      4.67


----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR, INSTITUTIONAL AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------------
2. Performance shown prior to the inception of Class A and Class C on July 31, 2007, reflects the performance of the Investor Class shares, adjusted to reflect Class A sales charges and Class C sales charges and expenses (except during those periods in which expenses of Class A or Class C would have been lower than those of the Investor Class no such adjustment is reflected). The Investor Class shares incepted on July 31, 2001. Performance shown prior to the inception of Administrator Class and Institutional Class shares on March 31, 2008, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. Returns for the Index shown in the Life of Fund column are as of the Fund inception date.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. The Barclays Capital Municipal Bond 1-15 Year Blend Index is the 1-15 year Blend component of the Barclays Capital Municipal Bond, Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers Municipal Bond 1-15 Year Blend Index. The Fund previously compared its performance to the Lehman Brothers 7-Year Municipal Bond Index. In comparison to the previous index, the range of maturities within the Barclays Capital Municipal Bond 1-15 Year Blend Index is between 1-17 years and in that respect more closely resembles the range of maturities of the Fund's portfolio. You cannot invest directly in an Index.

6. Barclays Capital 7-Year Municipal Bond Index is the 7-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

8 Wells Fargo Advantage Municipal Income Funds

                                                       Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE THE WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Robert J. Miller

FUND INCEPTION
October 23, 1986

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               17%
AA              21%
AAA              9%
BB/Ba            3%
BBB             26%
Cash             1%
Unrated         22%
U.S. Treasuries  1%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        11%
1-5 Years        8%
6-10 Years      25%
11-20 Years     24%
20+ Years       32%

----------
1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

                                  Wells Fargo Advantage Municipal Income Funds 9

Performance Highlights

                           WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

                                    Including Sales Charge                 Excluding Sales Charge           Expense Ratio
MUNICIPAL BOND FUND           6 Months *  1 Year   5 Year  10 Year   6 Months *   1 Year  5 Year  10 Year   Gross (3)   Net (4)
---------------------------  -----------  -------  ------  -------  -----------  -------  ------  -------  ----------   -------
Class A (WMFAX)                (15.38)    (15.75)   1.06     1.91     (11.43)    (11.74)   1.99     2.38     0.88%       0.75%
Class B ** (WMFBX)             (16.77)    (17.40)   0.85     1.87     (11.77)    (12.40)   1.23     1.87     1.63%       1.50%
Class C (WMFCX)                (12.77)    (13.31)   1.23     1.64     (11.77)    (12.31)   1.23     1.64     1.61%       1.50%
Administrator Class (WMFDX)                                           (11.36)    (11.49)   2.24     2.53     0.80%       0.60%
Institutional Class (WMBIX)                                           (11.29)    (11.42)   2.08     2.45     0.50%       0.42%
Investor Class (SXFIX)                                                (11.45)    (11.67)   2.03     2.42     0.94%       0.80%
Barclays Capital Municipal
 Bond Index (5)                                                        (2.49)     (2.48)   2.71     4.26

----------
*     Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. ADMINISTRATOR, INSTITUTIONAL AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
2. Performance shown prior to the inception of Class A, Class B and Class C shares on April 11, 2005, reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of Institutional Class shares on March 31, 2008, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. Investor Class shares incepted on October 23, 1986.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

10 Wells Fargo Advantage Municipal Income Funds

                                                        Performance Highlights

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION
December 31, 1991

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               23%
AA              25%
AAA             23%
BB/Ba            1%
BBB             15%
Cash             1%
Unrated         11%
U.S. Treasuries  1%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        19%
1-5 Years       33%
6-10 Years       9%
11-20 Years     14%
20+ Years       25%

----------
1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

                                 Wells Fargo Advantage Municipal Income Funds 11

Performance Highlights

                WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

SHORT-TERM                          Including Sales Charge                 Excluding Sales Charge           Expense Ratio
MUNICIPAL BOND FUND           6 Months *  1 Year   5 Year  10 Year   6 Months *   1 Year  5 Year  10 Year   Gross (3)    Net (4)
---------------------------  -----------  -------  ------  -------  -----------  -------  ------  -------  ----------   --------
Class A (WSMAX)                 (4.21)    (3.84)    1.10    2.45       (2.25)     (1.88)   1.51     2.66     0.85%       0.60%
Class C (WSSCX)                 (3.57)    (3.19)    1.44    2.13       (2.57)     (2.19)   1.44     2.13     1.60%       1.35%
Institutional Class (WSBIX)                                            (2.18)     (1.20)   2.44     3.26     0.50%       0.40%
Investor Class (STSMX)                                                 (2.21)     (1.39)   2.40     3.24     0.90%       0.66%
Barclays Capital 1-3 Year
Municipal Bond Index (5)                                                3.02       5.05    3.08     3.72
Barclays Capital 3-Year
Municipal Bond Index (6)                                                3.66       5.53    3.23     4.02

----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
2. Class A shares incepted on July 18, 2008. Class C shares incepted on January 31, 2003. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of Class A reflects the performance of the Class C shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, adjusted to reflect Class A sales charges. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class shares, which incepted on December 31, 1991, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital 1- and 3-Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays Capital 1-Year Municipal Bond Index (the 1-2 year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax exempt bonds with a minimum credit rating of Baa), and 50% in the Barclays Capital 3-Year Municipal Bond Index (the 2-4 year component of the Barclays Capital Municipal Bond Index. The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Barclays Capital 1- and 3-Year Composite Municipal Bond Index. The Fund previously compared its performance to the Barclays Capital 3-Year Municipal Bond Index. Both the previous and current indexes have similar credit profiles that are comparable to that of the Fund. However, in comparison to the previous index, the duration of the Barclays Capital 1- and 3-Year Composite Municipal Bond Index more closely resembles the typical duration of the Fund's portfolio. Accordingly, the current index more precisely represents the interest rate risk to which the Fund is subject. You cannot invest directly in an Index.

6. Barclays Capital 3-Year Municipal Bond Index is the 3-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

12 Wells Fargo Advantage Municipal Income Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Julio C. Bonilla, CFA
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION
November 30, 1995

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               19%
AA              23%
AAA             31%
BB/Ba            1%
BBB             12%
Cash             7%
Unrated          7%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        41%
1-5 Years       24%
6-10 Years       5%
11-20 Years     13%
20+ Years       17%

----------
1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

                                 Wells Fargo Advantage Municipal Income Funds 13

Performance Highlights

        WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

SHORT-TERM MUNICIPAL                 Including Sales Charge                 Excluding Sales Charge            Expense Ratio
BOND FUND                     6 Months *  1 Year   5 Year  10 Year   6 Months *   1 Year  5 Year  10 Year  Gross (3)   Net (4)
---------------------------  -----------  -------  ------  -------  -----------  -------  ------  -------  ---------   -------
Class A (SMAVX)                 (1.21)     0.50     2.02     2.28       0.81       2.55    2.43     2.49     0.89%      0.67%
Class C (WFUSX)                 (0.59)     0.92     1.85     2.03       0.41       1.92    1.85     2.03     1.64%      1.42%
Institutional Class (SMAIX)                                             0.97       2.89    2.89     3.07     0.56%      0.37%
Investor Class (SMUAX)                                                  1.00       2.75    2.58     2.79     0.94%      0.72%
Barclays Capital 1-Year
Municipal Bond Index (5)                                                2.39       4.57    2.93     3.42


----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
2. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from October 2, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class A shares on October 2, 2000, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C shares on March 31, 2008, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Institutional Class shares on July 31, 2000, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on November 30, 1995.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital 1-Year Municipal Bond Index is the 1-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

14 Wells Fargo Advantage Municipal Income Funds

                                                          Performance Highlights

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Wisconsin individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Lyle J. Fitterer, CFA, CPA
Thomas Stoeckmann

FUND INCEPTION
April 6, 2001

CREDIT QUALITY (1)
(AS OF DECEMBER 31, 2008)

A               14%
AA              23%
AAA             30%
B                1%
BBB             16%
Unrated         16%

MATURITY DISTRIBUTION (1)
(AS OF DECEMBER 31, 2008)

0-1 Year        14%
1-5 Years       16%
6-10 Years      31%
11-20 Years     32%
20+ Years        7%


-------------
1. The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

                                 Wells Fargo Advantage Municipal Income Funds 15

Performance Highlights

                       WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (2) (%) (AS OF DECEMBER 31, 2008)

                                          Including Sales Charge              Excluding Sales Charge
INTERMEDIATE                                                    Life of                               Life of   Expense Ratio
TAX/AMT-FREE FUND                  6 Months *   1 Year  5 Year    Fund   6 Months *  1 Year  5 Year    Fund    Gross (3) Net (4)
--------------------------------   -----------  ------  ------  -------  ----------  ------  ------   -------  --------- --------
Class A (WWTFX)                      (6.52)     (6.36)   1.06     2.98      (2.11)    (1.95)   1.99     3.60      0.99%    0.70%
Class C (WWTCX)                      (3.50)     (3.53)   1.87     3.33      (2.50)    (2.53)   1.87     3.33      1.74%    1.49%
Investor Class (SWFRX)                                                      (2.13)    (1.80)   2.72     4.39      1.04%    0.75%
Barclays Capital Municipal
Bond Index (5)                       (2.49)     (2.48)   2.71     4.26

-------
*  Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Wisconsin municipal securities risk, Puerto Rico municipal securities risk and high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------
2. Performance shown prior to the inception of Class C shares on December 26, 2002, reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of Class A shares on March 31, 2008, reflects the performance of the Class C shares, and include expenses that are not applicable to and are higher than those of the Class A shares, adjusted to reflect Class A sales charges. Returns for the Index shown in the Life of Fund column are as of the Fund inception date.

3. Reflects the gross expense ratio as stated in the November 1, 2008, prospectus.

4. The investment adviser has contractually committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5. Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

16 Wells Fargo Advantage Municipal Income Funds

                                                                   Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning      Ending         Expenses
                                                         Account Value  Account Value  Paid During   Net Annual
WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND      07-01-2008    12-31-2008      Period (1)  Expense Ratio
----------------------------------------------------     -------------  -------------  -----------  --------------
CLASS A
   Actual                                                $ 1,000.00     $   938.90     $     3.41         0.70%
   Hypothetical (5% return before expenses)              $ 1,000.00     $ 1,021.62     $     3.56         0.70%

CLASS C
   Actual                                                $ 1,000.00     $   935.30     $     7.05         1.45%
   Hypothetical (5% return before expenses)              $ 1,000.00     $ 1,017.85     $     7.35         1.45%

ADMINISTRATOR CLASS
   Actual                                                $ 1,000.00     $   939.40     $     2.92         0.60%
   Hypothetical (5% return before expenses)              $ 1,000.00     $ 1,022.12     $     3.05         0.60%

INSTITUTIONAL CLASS
   Actual                                                $ 1,000.00     $   940.30     $     2.05         0.42%
   Hypothetical (5% return before expenses)              $ 1,000.00     $ 1,023.03     $     2.14         0.42%

INVESTOR CLASS
   Actual                                                $ 1,000.00     $   937.70     $     3.65         0.75%
   Hypothetical (5% return before expenses)              $ 1,000.00     $ 1,021.37     $     3.81         0.75%

                                 Wells Fargo Advantage Municipal Income Funds 17

Fund Expenses

                                                      Beginning          Ending       Expenses
                                                     Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND             07-01-2008      12-31-2008      Period (1)    Expense Ratio
-----------------------------------------            -------------   -------------   -----------   -------------

CLASS A
   Actual                                            $  1,000.00     $    885.70     $    3.56          0.75%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,021.37     $    3.81          0.75%

CLASS B
   Actual                                            $  1,000.00     $    882.30     $    7.10          1.50%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,017.60     $    7.61          1.50%

CLASS C
   Actual                                            $  1,000.00     $    882.30     $    7.10          1.50%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,017.60     $    7.61          1.50%

ADMINISTRATOR CLASS
   Actual                                            $  1,000.00     $    886.40     $    2.85          0.60%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,022.12     $    3.05          0.60%

INSTITUTIONAL CLASS
   Actual                                            $  1,000.00     $    887.10     $    1.99          0.42%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,023.03     $    2.14          0.42%

INVESTOR CLASS
   Actual                                            $  1,000.00     $    885.50     $    3.79          0.80%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,021.11     $    4.06          0.80%

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

CLASS A (2)
   Actual                                            $  1,000.00     $    977.50     $    2.69          0.60%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,019.96     $    2.75          0.60%

CLASS C
   Actual                                            $  1,000.00     $    974.30     $    6.75          1.36%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,018.30     $    6.90          1.36%

INSTITUTIONAL CLASS
   Actual                                            $  1,000.00     $    978.20     $    1.99          0.40%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,023.13     $    2.03          0.40%

INVESTOR CLASS
   Actual                                            $  1,000.00     $    977.90     $    3.28          0.66%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,021.82     $    3.35          0.66%

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL FUND

CLASS A
   Actual                                            $  1,000.00     $  1,008.10     $    3.38          0.67%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,021.77     $    3.40          0.67%

CLASS C
   Actual                                            $  1,000.00     $  1,004.10     $    7.15          1.42%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,018.00     $    7.20          1.42%

INSTITUTIONAL CLASS
   Actual                                            $  1,000.00     $  1,009.70     $    1.87          0.37%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,023.28     $    1.88          0.37%

INVESTOR CLASS
   Actual                                            $  1,000.00     $  1,010.00     $    3.64          0.72%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,021.52     $    3.66          0.72%

18 Wells Fargo Advantage Municipal Income Funds

                                                                   Fund Expenses



                                                       Beginning       Ending          Expenses
                                                     Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND         07-01-2008      12-31-2008      Period (1)   Expense Ratio
---------------------------------------------        -------------   -------------   -----------   -------------
CLASS A
   Actual                                            $    1,000.00   $    978.90     $    3.48         0.70%
   Hypothetical (5% return before expenses)          $    1,000.00   $  1,021.62     $    3.56         0.70%

CLASS C
   Actual                                            $    1,000.00   $    975.00     $    7.40         1.49%
   Hypothetical (5% return before expenses)          $    1,000.00   $  1,017.65     $    7.56         1.49%

INVESTOR CLASS
   Actual                                            $    1,000.00   $    978.70     $    3.73         0.75%
   Hypothetical (5% return before expenses)          $    1,000.00   $  1,021.37     $    3.81         0.75%

---------------
1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

2. This class commenced operations on July 18, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 166/366 (to reflect the period July 18 to December 31, 2008).

                                 Wells Fargo Advantage Municipal Income Funds 19

Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
----------    ------------------------------------------------------------------  -------------    -------------   -------------
MUNICIPAL BONDS & NOTES: 98.15%

ALABAMA: 2.11%
$1,400,000    EAST ALABAMA HEALTH CARE AUTHORITY SERIES B (HOSPITAL REVENUE)           4.75%         09/01/2013    $   1,328,096
 2,500,000    EAST ALABAMA HEALTH CARE AUTHORITY SERIES B
              (HOSPITAL REVENUE) ss +/-                                                5.00          09/01/2033        2,397,675
 1,000,000    JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE REVENUE, FIRST
              SECURITY BANK LOC)                                                       5.20          02/15/2012          870,800
 3,480,000    JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY BANK
              LOC)                                                                     5.25          02/01/2016        2,512,560
 3,000,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              BARRY SERIES C (POWER REVENUE) ss +/-                                    5.00          06/01/2034        2,921,670

                                                                                                                      10,030,801
                                                                                                                   -------------

ALASKA: 1.03%
   350,000    ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
              REVENUE LOC)                                                             6.00          07/01/2015          400,698
 2,450,000    ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
              FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST SECURITY
              BANK LOC) ss +/-                                                         1.70          04/01/2034        2,107,000
 1,650,000    ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
              FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST SECURITY
              BANK LOC) ss +/-                                                         1.70          04/01/2034        1,419,000
 1,065,000    MATANUSKA-SUSITNA BORO AK ANIMAL CARE FACILITIES LEASE (OTHER
              REVENUE)                                                                 4.80          03/01/2018          900,617
    55,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET-BACKED                                                     4.80          06/01/2011           59,078

                                                                                                                       4,886,393
                                                                                                                   -------------

ARIZONA: 5.29%
   500,000    ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D
              (HOSPITAL REVENUE)                                                       5.13          01/01/2029          420,705
   250,000    ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDED (HOSPITAL REVENUE) ss                               5.25          02/15/2013          268,270
 4,875,000    ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES B (HOSPITAL REVENUE) ss +/-                                       2.10          02/01/2042        4,168,125
 1,085,000    ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM SERIES B
              (HOUSING REVENUE, FHLMC)                                                 5.15          12/01/2035        1,019,792
   215,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                   5.10          07/15/2013          192,279
   230,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                   5.20          07/15/2014          201,232
   125,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                   5.25          07/15/2015          106,050
   200,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                   5.38          07/15/2016          165,914
   200,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                   5.45          07/15/2017          160,866
 1,000,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                   5.90          07/15/2022          733,740
 1,000,000    GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
              LIEN (WATER REVENUE)                                                     4.75          10/01/2032          949,810
 3,000,000    GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
              DISTRICT (SPECIAL TAX REVENUE, AMBAC INSURED)                            5.25          01/01/2020        2,761,680
 3,000,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT (OTHER
              REVENUE)                                                                 8.00          05/01/2025        2,745,210
   548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
              REVENUE) ##                                                              3.17          05/01/2014          463,334
   548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
              REVENUE) ##                                                              3.17          06/01/2014          462,117
   548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
              REVENUE) ##                                                              3.17          07/01/2014          460,906
   548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
              REVENUE) ##                                                              3.17          08/01/2014          459,695
   548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
              REVENUE) ##                                                              3.32          10/01/2014          453,426
   548,000    MOHAVE COUNTY AZ IDR MOHAVE PRISON LLC PROJECT SERIES C (LEASE
              REVENUE) ##                                                              3.32          09/01/2014          454,676
   915,000    PINAL COUNTY AZ ELECTRIC DISTRICT NO 4 (ELECTRIC REVENUE)                4.75          12/01/2015          810,855
   250,000    PINAL COUNTY AZ ELECTRIC DISTRICT NO 4 (ELECTRIC REVENUE)                5.25          12/01/2018          211,900
 4,150,000    SCOTTSDALE AZ IDA SCOTTSDALE HEALTHCARE-SERIES A (HOSPITAL
              REVENUE)                                                                 5.00          09/01/2018        3,766,250
   245,000    SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES DISTRICT
              AZ (PROPERTY TAX REVENUE) ++                                             5.35          07/15/2017          195,610
   250,000    SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES DISTRICT
              AZ(PROPERTY TAX REVENUE) ++                                              5.75          07/15/2022          180,600
 3,360,000    SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
              AUTHORITY REVENUE)                                                       4.70          04/01/2022        2,391,950
   625,000    VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)              4.85          07/15/2014          563,194
   325,000    VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)              6.00          07/15/2013          313,875

                                                                                                                      25,082,061
                                                                                                                   -------------

20 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
----------    ------------------------------------------------------------------  -------------    -------------   -------------
ARKANSAS: 0.39%
$1,880,000    ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XCLA
              INSURED)                                                         4.25%         03/01/2031    $   1,860,110
                                                                                                           -------------

CALIFORNIA: 8.18%
 5,590,000    ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
              (TRANSPORTATION REVENUE) ##                                      6.21          10/01/2018        3,079,363
 4,815,000    ALHAMBRA CA POLICE FACILITIES (LEASE REVENUE, AMBAC INSURED)     6.75          09/01/2023        5,259,810
 5,000,000    CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL
              REVENUE) ss +/-                                                  3.90          08/01/2031        4,704,400
 4,200,000    CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL
              REVENUE, BHAC CREDIT) +/-                                        3.38          04/01/2036        2,289,000
 1,800,000    DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
              PROJECT # 2 (OTHER REVENUE)                                      4.45          10/01/2011        1,690,542
 1,900,000    FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                         5.25          07/15/2010        1,799,281
 1,315,000    NEVADA CA (LEASE REVENUE, MBIA INSURED)                          5.25          10/01/2019        1,202,436
 2,000,000    NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE) +/-                 3.20          07/01/2017        1,080,000
 5,500,000    NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE) +/-             3.23          07/01/2019        2,468,125
 6,500,000    NORTHERN CA GAS AUTHORITY NUMBER 1 (UTILITIES REVENUE) +/-       3.32          07/01/2027        2,063,750
   800,000    RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY EISENHOWER
              MEDICAL CENTER SERIES B (HOSPITAL REVENUE, MBIA INSURED)         4.88          07/01/2022          634,024
 5,000,000    SAN DIEGO USD CA ELECTION 1998 SERIES E 2 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                5.50          07/01/2027        5,219,350
 2,750,000    SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT ELECTION 2004
              CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC) ##                                      4.59          08/01/2018        1,780,653
   325,000    SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE) ++                                                      4.50          03/01/2011          296,095
 1,205,000    SOUTHERN CA LOGISTICS AIRPORT AUTHORITY (AIRPORT REVENUE)        5.25          12/01/2017        1,058,761
   100,000    SOUTHERN CA PUBLIC POWER AUTHORITY                               6.75          07/01/2013          116,133
 2,000,000    SOUTHERN CA PUBLIC POWER AUTHORITY SOUTHERN TRANSMISSION
              PROJECT SERIES S (ELECTRIC REVENUE)                              5.75          07/01/2024        2,063,480
 2,005,000    TRACY CA OPERATING PARTNERSHIP JOINT POWERS AUTHORITY CAPITAL
              IMPROVEMENT PROJECTS (LEASE REVENUE, GUARANTEE AGREEMENT)        6.25          10/01/2033        1,988,298

                                                                                                              38,793,501
                                                                                                           -------------

COLORADO: 1.82%
 1,500,000    COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER
              REVENUE, MBIA INSURED) ss +/-                                    5.00          09/01/2039        1,478,670
 1,370,000    COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
              REVENUE)                                                         5.50          10/01/2017        1,101,466
 1,000,000    COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
              INITIATIVES SERIES D (HFFA REVENUE) ss +/-                       5.25          10/01/2038          994,770
 7,375,000    DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HCFR) +/-        2.58          12/01/2033        2,950,000
 1,000,000    E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER REVENUE,
              MBIA INSURED) ss +/-                                             5.00          09/01/2039          953,480
 1,000,000    E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2 (OTHER REVENUE,
              MBIA INSURED) ss +/-                                             5.00          09/01/2039          953,460
   250,000    NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
              INSURED)                                                         5.00          12/15/2015          208,215

                                                                                                               8,640,061
                                                                                                           -------------

FLORIDA: 8.78%

 1,150,000    AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
              (OTHER REVENUE)                                                  4.80          11/01/2012          942,540
 1,500,000    BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
              SERVICES (HCFR, SUNTRUST BANK LOC)                               5.50          08/15/2014        1,539,525
 1,325,000    CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
              (OTHER REVENUE)                                                  5.13          05/01/2016          798,551
   515,000    FLORIDA STATE JACKSONVILLE TRANSPORTATION AUTHORITY (TAX
              REVENUE)                                                         9.20          01/01/2015          641,705
 1,650,000    GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                     5.00          12/01/2020        1,426,293
   750,000    GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
              REVENUE LOC)                                                     4.75          12/01/2015          755,130
   500,000    GULF BREEZE FL REVENUE PUTTABLE (GO STATES, TERRITORIES LOC,
              FGIC INSURED)ss                                                  5.50          12/01/2015          496,990
   465,000    HALIFAX HOSPITAL MEDICAL CENTER SERIES B1 (HFFA REVENUE,
              FIRST SECURITY BANK LOC)                                         5.50          06/01/2038          393,153
 1,625,000    HALIFAX HOSPITAL MEDICAL CENTER SERIES B2 (HFFA REVENUE,
              FIRST SECURITY BANK LOC)                                         5.38          06/01/2031        1,391,959
 1,000,000    HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
              SUNBELT SERIES A (HEALTHCARE FACILITIES REVENUE) ss +/-          6.50          11/15/2038          990,210
 4,930,000    HILLSBOROUGH COUNTY FL IDA (OTHER REVENUE, AMBAC
              INSURED) ss +/-                                                  5.00          12/01/2034        4,972,891

                                 Wells Fargo Advantage Municipal Income Funds 21

Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
----------    ------------------------------------------------------------------  -------------    -------------   -------------
FLORIDA (continued)
$  860,000    HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES UNIVERSITY
              COMMUNITY HOSPITAL SERIES A (HCFR)                                       5.63%         08/15/2029    $     624,566
 2,755,000    HILLSBOROUGH COUNTY SCHOOL BOARD (LEASE REVENUE, MBIA
              INSURED)                                                                 5.25          07/01/2017        2,961,019
 1,000,000    MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
              UNIVERSITY OF MIAMI SERIES A (COLLEGE & UNIVERSITY REVENUE)              5.25          04/01/2016        1,061,320
 2,825,000    MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
              CHILDRENS SERIES A (HOSPITAL REVENUE, MBIA INSURED) ss +/-               4.55          08/01/2046        2,744,685
   660,000    MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
              FGIC INSURED)                                                            5.00          05/01/2016          686,103
 2,950,000    MIAMI-DADE COUNTY FLORIDA SERIES C (WATER REVENUE, BHAC
              CREDIT)                                                                  5.00          10/01/2024        2,913,391
 1,165,000    NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
              CENTER PROJECT (HOSPITAL REVENUE)                                        4.75          10/01/2013        1,110,793
 1,080,000    NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
              CENTER PROJECT (HOSPITAL REVENUE)                                        5.00          10/01/2015        1,008,158
 1,310,000    NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
              CENTER PROJECT (HOSPITAL REVENUE)                                        5.25          10/01/2017        1,194,537
 3,610,000    ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
              PUTTABLE (HOUSING REVENUE, FNMA) ss                                      5.05          08/01/2033        3,585,488
 1,250,000    PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES
              C (OTHER REVENUE, XLCA INSURED)                                          5.00          11/01/2017        1,354,763
 3,200,000    PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE PROJECT
              SERIES A (OTHER REVENUE, AMBAC INSURED) ss +/-                           5.35          03/15/2042        3,050,528
 2,000,000    SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
              TERRITORIES) ++                                                          5.75          10/01/2022        1,298,900
 1,000,000    SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
              REVENUE, MBIA INSURED)                                                   5.00          05/01/2011        1,031,020
 2,500,000    UNIVERSITY OF NORTH FLORIDA FINANCE CORPORATION HOUSING
              PROJECT (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                     5.00          11/01/2016        2,661,550

                                                                                                                      41,635,768
                                                                                                                   -------------

GEORGIA: 0.41%

 1,000,000    FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
              HEALTHCARE SYSTEMS PROJECT (HCFR)                                        6.25          10/01/2018        1,160,110
    10,000    GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
              PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED) ss             6.50          01/01/2017           11,999
   690,000    GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
              (ELECTRIC REVENUE LOC, MBIA INSURED)                                     6.50          01/01/2017          758,717

                                                                                                                        1,930,826
                                                                                                                    -------------

GUAM: 0.66%

 2,195,000    GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
              FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)             5.00          10/01/2017        2,137,206
 1,000,000    GUAM EDUCATION FINANCING FOUNDATION GUAM PUBLIC SCHOOLS
              FACILITIES PROJECT SERIES A (LEASE REVENUE)                              5.00          10/01/2015          999,360

                                                                                                                       3,136,566
                                                                                                                   -------------

ILLINOIS: 7.08%

   195,000    AURORA IL SERIES B                                                       4.90          12/30/2011          178,216
10,515,000    CHICAGO IL BOARD OF EDUCATION CAPITAL APPRECIATION-SCHOOL
              REFORM SERIES A (PROPERTY TAX REVENUE, FGIC INSURED) ##                  5.85          12/01/2022        4,713,138
   555,000    CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE, MBIA
              INSURED) ## ss                                                           3.42          01/01/2016          575,718
   580,000    EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                        7.00          01/01/2019          515,382
 1,075,000    HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN DEVELOPMENT
              PRAIRIE RIDGE EAST B (SPECIAL TAX REVENUE)                               5.63          03/01/2022          648,322
   800,000    HARVEY IL SERIES A (PROPERTY TAX REVENUE)                                5.50          12/01/2027          687,896
 2,045,000    HUNTLEY IL SPECIAL SERVICE AREA #9 (SPECIAL TAX REVENUE,
              GUARANTEE AGREEMENT)                                                     4.60          03/01/2017        2,086,411
 1,840,000    ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY
               TAX REVENUE, XLCA)                                                       5.00          11/15/2013        1,863,129

22 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
----------    ------------------------------------------------------------------  -------------    -------------   -------------
ILLINOIS (continued)
$1,570,000    ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
              REHABILITATION SERIES A (OTHER REVENUE)                                  4.90%         07/01/2013    $   1,450,853
 2,020,000    ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
              REHABILITATION SERIES A (OTHER REVENUE)                                  4.95          07/01/2014        1,834,483
 4,645,000    ILLINOIS FINANCING AUTHORITY CHILDREN'S MEMORIAL HOSPITAL
              SERIES B (HOSPITAL REVENUE)                                              5.25          08/15/2016        4,601,616
 1,150,000    ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
              HOSPITAL (HOSPITAL REVENUE)                                              5.50          10/01/2011        1,169,228
   615,000    ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
              SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                     7.60          02/15/2019          764,925
   695,000    ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)             10.00          01/01/2015          855,795
 1,000,000    LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
              APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED) ##            5.19          12/01/2016          666,400
 1,200,000    NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
              WASTE REVENUE, MBIA INSURED)                                             5.00          05/01/2013        1,279,548
 1,225,000    SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
              GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)              5.00          03/01/2025          848,447
   455,000    TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
              FGIC INSURED)                                                            9.00          12/01/2017          612,134
   535,000    TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
              FGIC INSURED)                                                            9.00          12/01/2018          724,513
 2,805,000    VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER
              REVENUE)                                                                 4.75          12/30/2017        2,206,525
 9,730,000    WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #201-U FGIC INSURED
              (GO - SCHOOL DISTRICTS LOC) ##                                           6.25          11/01/2018        5,313,845

                                                                                                                      33,596,524
                                                                                                                   -------------

INDIANA: 2.50%
 1,000,000    FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)             5.00          02/01/2020        1,026,870
   100,000    HAMMOND IN MULTI-SCHOOL BUILDING CORPORATION FIRST MORTGAGE
              (LEASE REVENUE, FGIC INSURED)                                            5.00          07/15/2014          109,037
 6,120,000    INDIANA FINANCE AUTHORITY SISTERS ST.FRANCIS HEALTH (HCFR)               5.00          11/01/2019        5,988,420
 2,950,000    JASPER COUNTY IN NORTHERN SERIES A (POLLUTION CONTROL
              REVENUE, MBIA INSURED)                                                   5.60          11/01/2016        2,842,266
   980,000    JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE
              SERIES C (OTHER REVENUE)                                                 4.25          08/15/2017          913,007
   345,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
              REVENUE, CIFG INSURED)                                                   4.00          01/15/2015          322,699
   350,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
              REVENUE, CIFG INSURED)                                                   4.00          01/15/2016          319,617
   360,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
              REVENUE, CIFG INSURED)                                                   4.00          07/15/2016          325,912

                                                                                                                      11,847,828
                                                                                                                   -------------

IOWA: 1.90%
   500,000    ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL REVENUE)                5.00          06/01/2016          448,815
   450,000    ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL REVENUE)                5.63          06/01/2023          362,457
 1,000,000    ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL REVENUE)                5.75          06/01/2025          793,950
   225,000    DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
              (HFFA REVENUE LOC, AMBAC INSURED)                                        5.25          08/15/2015          233,089
 2,500,000    IOWA FINANCE AUTHORITY INTERSTATE POWER (POLLUTION CONTROL
              REVENUE, FGIC INSURED)                                                   5.00          07/01/2014        2,478,700
 3,560,000    IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES PROJECT
              PREREFUNDED (HCFR) ss                                                    9.25          07/01/2025        4,269,828
   385,000    TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE
              LOC) ss                                                                  5.50          06/01/2012          415,661

                                                                                                                       9,002,500
                                                                                                                   -------------

KANSAS: 2.30%
 4,500,000    BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
              REVENUE, XLCA INSURED) ss +/-                                            5.25          12/01/2023        4,287,915
   280,000    CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
              PROJECT (TAX ALLOCATION REVENUE)                                         5.00          09/01/2013          252,627
   305,000    CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
              PROJECT (TAX ALLOCATION REVENUE)                                         5.00          09/01/2014          268,360
   100,000    KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
               HARTFORD (HCFR LOC)                                                     6.13          04/01/2012           94,276
   650,000    OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL
              REVENUE) ss +/-                                                          4.13          09/01/2037          642,012
   235,000    OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
              SERIES A (OTHER REVENUE, AMBAC INSURED)                                  4.00          01/01/2011          231,017

                                 Wells Fargo Advantage Municipal Income Funds 23

Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
----------    ------------------------------------------------------------------  -------------    -------------   -------------
KANSAS (continued)
$  300,000    OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
              CONVENTION SERIES B (OTHER REVENUE, AMBAC INSURED)                       4.00%         01/01/2011    $     294,915
 1,460,000    WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
              TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
              PROJECT (OTHER REVENUE)                                                  4.88          10/01/2028          877,329
 5,000,000    WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
              SECOND LIEN AREA B (SALES TAX REVENUE)                                   5.00          12/01/2020        3,968,950

                                                                                                                      10,917,401
                                                                                                                   -------------

KENTUCKY: 0.73%

 6,175,000    KENTUCKY ASSET LIABILITY COMMISSION SERIES B (OTHER REVENUE,
              FGIC INSURED) +/-                                                        2.69          11/01/2025        3,458,000

LOUISIANA: 3.51%

   500,000    JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST
              JEFFERSON MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY
              BANK LOC)                                                                5.25          01/01/2013          505,330
 2,560,000    LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
              (MFHR, GNMA)                                                             6.70          01/20/2040        2,610,176
 1,000,000    LOUISIANA CORRECTIONAL FACILITIES CORPORATION (LEASE REVENUE,
              AMBAC INSURED)                                                           5.00          09/01/2019        1,027,670
   200,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
              ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00          07/01/2014          196,796
   115,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
              ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00          07/01/2015          111,924
   100,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
              ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00          07/01/2016           95,600
   150,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
              ORLEANS PROJECT (HCFR, CFIG INSURED)                                     5.00          07/01/2017          139,794
   505,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)            4.00          07/01/2015          452,929
   170,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)            4.13          07/01/2016          149,282
    55,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)            4.25          07/01/2017           47,128
 1,250,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)            5.00          07/01/2022        1,009,463
 2,320,000    LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES
              B (OTHER REVENUE, AMBAC INSURED)                                         5.25          06/01/2013        2,314,919
   800,000    LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
              INSURED)                                                                 5.38          06/01/2016          836,104
 1,350,000    NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                      5.50          12/01/2016        1,326,848
   925,000    NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                             5.00          06/01/2012          919,802
   730,000    NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                             5.00          06/01/2016          685,441
 1,365,000    NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                                 5.00          12/01/2016        1,275,661
 1,345,000    NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                                 5.00          12/01/2017        1,221,798
   740,000    NEW ORLEANS LA SEWER SERVICE                                             5.50          06/01/2020          646,753
 1,000,000    PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
              INCORPORATED (OTHER REVENUE, MBIA INSURED)                               5.25          08/15/2013        1,060,510

                                                                                                                      16,633,928
                                                                                                                   -------------

MARYLAND: 0.15%
   800,000    WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)           5.00          11/01/2019          733,888
                                                                                                                   -------------

MASSACHUSETTS: 0.98%

 2,650,000    COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER REVENUE) +/-         2.60          11/01/2018        1,775,500
 3,000,000    COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER REVENUE) +/-         2.60          11/01/2020        1,890,000
   700,000    MASSACHUSETTS STATE HEFA CAREGROUP SERIES D (HCFR, MBIA
              INSURED)                                                                 4.50          07/01/2018          584,339
   450,000    MASSACHUSETTS STATE HEFA CAREGROUP SERIES D (HCFR, MBIA
              INSURED)                                                                 5.25          07/01/2019          394,871
                                                                                                                       4,644,710
                                                                                                                   -------------

24 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

 PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
----------    ------------------------------------------------------------------  -------------    -------------   -------------
MICHIGAN: 4.35%

$4,235,000    DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
              REVENUE)                                                                  5.00%         04/01/2015    $  3,866,724
 5,000,000    DETROIT MICHIGAN SERIES A-1 (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                                  5.00          04/01/2019       4,388,650
   725,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
              REVENUE)                                                                  5.00          10/01/2017         586,344
 2,270,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
              REVENUE)                                                                  5.38          10/01/2022       1,663,797
   435,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
              REVENUE)                                                                  5.50          10/01/2027         294,704
 1,685,000    MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
              OBLIGATION CHANDLER PARK ACADEMY (EDUCATIONAL FACILITIES
               REVENUE)                                                                 5.60          11/01/2018       1,390,159
 1,200,000    MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
              OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)                6.25          10/01/2023         897,528
   445,000    MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (PCR)                     6.25          11/01/2012         472,550
 2,000,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
              (HOSPITAL REVENUE)                                                        5.25          11/01/2015       2,148,720
 2,000,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
              HEALTH (HOSPITAL REVENUE) ss  +/-                                         6.00          12/01/2034       2,017,740
2,755 ,000    MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY GREENWOOD VILLA
              PROJECT (HOUSING REVENUE, FIRST SECURITY BANK LOC)                        4.75          09/15/2017       2,885,945

                                                                                                                      20,612,861
                                                                                                                   -------------

    MINNESOTA: 2.76%

 4,950,000    BECKER MN NORTHERN STATES POWER SERIES B (IDR)                            8.50          09/01/2019       5,340,605
   535,000    CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)               4.75          06/01/2012         486,465
   100,000    CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)               4.75          06/01/2013          88,285
   595,000    CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)               4.75          06/01/2014         509,879
   590,000    MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
              (HOSPITAL REVENUE)                                                        4.50          11/01/2012         565,550
 5,255,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SUB SERIES B (AIRPORT REVENUE, FGIC INSURED)                              5.00          01/01/2018       5,487,324
   185,000    MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                       10.00         06/01/2013         218,339
   500,000    ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
              (LEASE REVENUE)                                                           5.50          09/01/2018         401,060

                                                                                                                      13,097,507
                                                                                                                   -------------

MISSISSIPPI: 0.23%

   505,000    MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MUNICIPAL
              ENERGY AGENCY POWER SUPPLY PROJECT SERIES A (ELECTRIC
              REVENUE, XLCA COMPANY INSURED)                                            5.00          03/01/2013         503,839
   640,000    MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
              MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES
              A (HOSPITAL REVENUE)                                                      5.00          08/15/2018         590,598

                                                                                                                       1,094,437
                                                                                                                    ------------

MISSOURI: 1.65%

 1,000,000    CASS COUNTY MO (HOSPITAL REVENUE)                                         5.00          05/01/2016         787,570
   580,000    CASS COUNTY MO (HOSPITAL REVENUE)                                         5.00          05/01/2017         430,592
   830,000    CASS COUNTY MO (HOSPITAL REVENUE)                                         5.50          05/01/2013         763,982
 1,500,000    CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
              (SALES TAX REVENUE, CIFG INSURED)                                         4.00          04/15/2026       1,506,750
 1,755,000    FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
              INCREMENTAL REVENUE)                                                      4.50          04/01/2021       1,724,498
   475,000    LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                        5.25          12/01/2014         422,769
 1,905,000    MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT
              SERIES A (TAX INCREMENTAL REVENUE)                                        5.50          09/01/2018       1,555,242
   100,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                     4.50          09/01/2011         101,172
   145,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                     4.50          09/01/2013         144,491
   170,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                     4.50          09/01/2014         167,958
   225,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                     4.55          09/01/2016         217,769

                                                                                                                       7,822,793
                                                                                                                    ------------

NEBRASKA: 0.86%
 4,140,000    CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (OTHER REVENUE)             5.00          12/01/2012       3,702,568
   420,000    O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)              6.25          09/01/2012         380,566

                                                                                                                       4,083,134
                                                                                                                   -------------


Portfolio of Investments--December 31, 2008 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 25

INTERMEDIATE TAX/AMT-FREE FUND

    PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
-------------   ------------------------------------------------------------------   -------------   --------------   -----------
NEVADA: 3.00%
  $ 3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A (AIRPORT
                REVENUE)                                                                 5.00%         07/01/2016     $ 3,205,770
      940,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE & LOCAL
                GOVERNMENTS, AMBAC INSURED)                                              4.25          12/01/2013         826,213
    3,000,000   LAS VEGAS VALLEY WATER DISTRICT SERIES B (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                            5.25          06/01/2019       3,100,200
    1,155,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
                INSURED)                                                                 5.25          06/01/2014       1,140,251
    1,025,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
                INSURED)                                                                 5.25          06/01/2015       1,001,579
    1,275,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
                INSURED)                                                                 5.50          06/01/2016       1,243,750
    1,375,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
                INSURED)                                                                 5.50          06/01/2017       1,318,103
    1,300,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
                INSURED)                                                                 5.50          06/01/2018       1,221,090
    1,330,000   RENO-SPARKS INDIAN COLONY NEVADA GOVERNMENTAL (STATE & LOCAL
                GOVERNMENTS, US BANK NA LOC)                                             5.00          06/01/2021       1,160,678

                                                                                                                       14,217,634
                                                                                                                      -----------

NEW HAMPSHIRE: 0.21%
    1,000,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HOSPITAL REVENUE)                     6.00          10/01/2016       1,001,520
                                                                                                                      -----------

NEW JERSEY: 1.78%
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)        5.00          06/15/2012         970,690
    3,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)        5.63          06/15/2018       2,489,760
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)           5.63          06/15/2019         806,350
      450,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (EXCISE
                TAX REVENUE)                                                             5.50          06/15/2016         388,850
    1,900,000   NEW JERSEY EQUIPMENT LEASE PURCHASE SERIES A (LEASE REVENUE)             5.00          06/15/2014       2,030,473
    1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY (RECREATIONAL FACILITIES
                REVENUE, MBIA INSURED)                                                   5.50          03/01/2022       1,763,020

                                                                                                                        8,449,143
                                                                                                                      -----------

NEW MEXICO: 0.30%
    1,635,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                                5.50          04/01/2013       1,444,457
                                                                                                                      -----------

NEW YORK: 2.70%
    1,090,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK) ss +/-               4.25          11/01/2037       1,080,942
      820,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT (HFFA
                REVENUE)                                                                 4.75          12/01/2014         694,187
    2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES B-2 (OTHER REVENUE,
                FIRST SECURITY BANK LOC) ss +/- (m)(n)                                   2.84          11/01/2022       2,725,000
       55,000   NASSAU COUNTY NY IDA                                                     6.88          07/01/2010          57,709
      275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES (IDR,
                CITIBANK NA LOC)                                                         4.50          11/01/2015         298,235
      605,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
                SERIES A                                                                 5.00          12/01/2016         488,035
      400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX +/-                5.25          02/01/2029         409,964
      405,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)          6.00          08/15/2015         428,441
    3,685,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                (HOSPITAL REVENUE) +/-                                                   2.87          05/01/2018       2,358,400
      880,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE MEDICAL CENTER-FHA
                INSURED(COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                      5.00          02/01/2014         919,266
    1,625,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A
                (OTHER REVENUE) ++                                                       5.25          12/01/2016       1,172,340
      100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                     4.00          06/01/2012         102,236
    1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                   5.50          06/01/2019         999,950
    1,000,000   UPPER MOHAWK VALLEY NY REGIONAL WATER FINANCE AUTHORITY SERIES A
                (WATER REVENUE, ASSURED GUARANTY)                                        5.00          04/01/2018       1,057,670

                                                                                                                       12,792,375
                                                                                                                      -----------

NORTH CAROLINA: 0.34%
    1,600,000   NASH NC HEALTH CARE SYSTEM (HOSPITAL REVENUE, FIRST SECURITY BANK
                LOC)                                                                     5.00          11/01/2014       1,633,136
                                                                                                                      -----------

NORTH DAKOTA: 0.20%
      850,000   MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)          7.20          06/30/2013         938,672
                                                                                                                      -----------

26 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)


INTERMEDIATE TAX/AMT-FREE FUND

    PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
-------------   ------------------------------------------------------------------   -------------   --------------   -----------
OHIO: 1.08%
$     500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS
                (HCFR)                                                                   5.00%         01/01/2014     $   492,410
    1,915,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2 (EXCISE
                TAX REVENUE)                                                             5.13          06/01/2024       1,272,709
    1,025,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                    10.38         06/01/2013       1,186,315
    1,500,000   MONTGOMERY OH CATHOLIC HEALTH INITIATIVES SERIES D (HOSPITAL
                REVENUE) ss +/-                                                          5.25          10/01/2038       1,482,690
      100,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL CLEVELAND
                CLINIC HEALTH SERIES A (HOSPITAL REVENUE)                                5.00          01/01/2018         101,156
      950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A
                (OTHER REVENUE)                                                          5.75          12/01/2027         599,859

                                                                                                                        5,135,139
                                                                                                                      -----------
OKLAHOMA: 2.74%
      900,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                             5.38          12/01/2017         727,146
    2,750,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                             6.00          12/01/2025       1,926,045
    2,155,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.38          09/01/2015       2,098,711
    2,000,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          4.50          09/01/2016       1,935,980
      350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          5.00          09/01/2012         339,756
    1,890,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE PUBLIC
                SCHOOLS PROJECT (LEASE REVENUE)                                          5.00          09/01/2013       1,800,830
      210,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL PROJECT (LEASE
                REVENUE)                                                                 4.25          09/01/2018         191,583
    4,000,000   TULSA AIRPORTS IMPROVEMENT TRUST SERIES B2 (AIRPORT REVENUE, MBIA
                INSURED) ss +/-                                                          5.74          06/01/2017       4,000,000

                                                                                                                       13,020,051
                                                                                                                      -----------

PENNSYLVANIA: 2.60%
      895,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)       5.65          12/15/2017         724,270
      520,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)       6.38          12/15/2037         337,402
      350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                   5.63          10/01/2015         306,243
    2,050,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)             6.10          07/01/2013       1,850,310
    1,500,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                APPRECIATION LIMITED OBLIGATION SERIES C ##                              5.62          12/15/2010       1,345,845
      565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER REVENUE,
                RADIAN INSURED)                                                          4.70          08/01/2017         493,787
    1,385,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE REVENUE,
                FIRST SECURITY BANK LOC)                                                 5.25          05/01/2016       1,456,771
    1,320,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST PHILADELPHIA
                CHARTER HIGH SERIES A (IDR)                                              5.30          08/15/2017       1,097,276
    1,345,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE, GUARANTEE
                AGREEMENT)                                                               5.25          08/01/2016       1,350,232
    1,000,000   PHILADELPHIA PA TEMPLE UNIVERSITY HEALTH SYSTEMS SERIES B (HEFAR)        5.00          07/01/2012         906,860
    2,000,000   PHILADELPHIA PARKING AUTHORITY AIRPORT (AIRPORT REVENUE)                 5.00          09/01/2017       2,061,860
      320,000   ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER REVENUE)         6.90          05/15/2018         378,541

                                                                                                                       12,309,397
                                                                                                                      -----------

PUERTO RICO: 4.26%
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)              5.00          07/01/2018         857,910
    2,500,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY SR LIEN SERIES A (WATER &
                SEWER REVENUE)                                                           5.00          07/01/2012       2,475,550
    3,500,000   PUERTO RICO COMMONWEALTH SERIES A (PROPERTY TAX REVENUE)                 5.50          07/01/2017       3,161,655
    1,500,000   PUERTO RICO COMMONWEALTH SERIES A (PROPERTY TAX REVENUE)                 5.50          07/01/2018       1,338,105
    1,400,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC REVENUE,
                CIFG INSURED)                                                            5.00          07/01/2013       1,337,014
    4,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE, FIRST
                SECURITY BANK LOC) +/-                                                   3.12          07/01/2029       2,080,000
    3,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC REVENUE)        5.50          07/01/2021       3,102,050
    2,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY SUB-CAPITAL FUND MODERNIZATION
                (HOUSING REVENUE)                                                        5.50          12/01/2017       2,183,560
    3,500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES
                M2 (LEASE REVENUE, AMBAC INSURED) ss                                     5.50          07/01/2035       2,886,485
      855,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH APPROPRIATION
                SERIES A (LEASE REVENUE, MBIA INSURED) ss +/-                            5.25          08/01/2029         790,225

                                                                                                                       20,212,554
                                                                                                                      -----------

Portfolio of Investments--December 31, 2008 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 27

INTERMEDIATE TAX/AMT-FREE FUND

    PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
-------------   ------------------------------------------------------------------   -------------   --------------   -----------
SOUTH CAROLINA: 1.95%
$     400,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION SC
                CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                5.00%         12/01/2018     $   407,444
    1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
                B ##                                                                     9.01          01/01/2037         148,383
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
                B ##                                                                     9.80          01/01/2038         124,760
    1,130,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
                B ##                                                                     9.90          01/01/2032         122,424
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
                (TOLL ROAD REVENUE) ##                                                   9.80          01/01/2035         166,220
      500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
                (TOLL ROAD REVENUE) ##                                                   9.80          01/01/2036          37,765
      100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
                (TOLL ROAD REVENUE) ##                                                   9.90          01/01/2033           9,837
    1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
                CIFG INSURED)                                                            5.00          12/01/2020       1,000,220
      740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006 (LEASE
                REVENUE,RADIAN INSURED)                                                  6.00          12/01/2016         735,590
    1,555,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
                (HCFR) ss                                                                8.00          03/01/2014       1,890,662
      500,000   PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC REVENUE, MBIA
                INSURED)                                                                 5.25          01/01/2011         500,840
    2,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
                (HOSPITAL REVENUE) ss +/-                                                2.00          08/01/2039       1,860,000
    2,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER REVENUE)       5.00          06/01/2018       2,225,050

                                                                                                                        9,229,195
                                                                                                                      -----------
SOUTH DAKOTA: 0.61%
      650,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)             6.00          01/01/2012         686,166
      500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                            5.25          05/01/2015         418,230
    1,200,000   SOUTH DAKOTA STATE HEFA AVERA HEALTH SERIES B (OTHER REVENUE)            5.25          07/01/2038         761,856
    1,000,000   SOUTH DAKOTA STATE HEFA SANFORD HEALTH (HCFR)                            5.00          11/01/2015       1,024,340

                                                                                                                        2,890,592
                                                                                                                      -----------

TENNESSEE: 1.62%
    6,040,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL 1ST
                MORTGAGE SERIES B (HCFR, MBIA INSURED)                                   7.00          07/01/2020       6,831,663
      725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD LE
                BONHUER CHILDRENS MEDICAL CENTER SERIES D (HCFR, MBIA INSURED)           5.50          08/15/2019         837,071

                                                                                                                        7,668,734
                                                                                                                      -----------

TEXAS: 9.48%
    6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                  5.00          08/15/2034       6,052,320
    1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                             5.25          02/15/2014       1,695,219
    1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION                             5.25          10/01/2014         939,570
    1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (NURSING HOME REVENUE)     5.50          10/01/2016         909,370
    6,750,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS APARTMENTS
                PROJECT (STATE & LOCAL GOVERNMENTS, FNMA) ss +/-                         4.55          07/01/2034       6,728,873
    2,000,000   HARRIS COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                METHODIST HOSPITAL SYSTEM SERIES B (HOSPITAL REVENUE)                    5.50          12/01/2018       2,068,180
    1,200,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, MBIA INSURED)                   6.00          06/01/2013       1,230,492
    1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL REVENUE,
                AMBAC INSURED)                                                           5.00          01/01/2020       1,389,528
    3,000,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION HOSPITAL
                CHILDRENS MEDICAL CENTER DALLAS (HOSPITAL REVENUE, AMBAC INSURED)        5.50          08/15/2019       2,750,610
    1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX UNITED
                REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST SECURITY BANK LOC)      5.00          09/01/2016       1,148,620
      450,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX UNITED
                REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST SECURITY BANK LOC)      5.00          09/01/2017         451,445
    5,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUT SERIES L2 (TOLL ROAD
                REVENUE) ss +/-                                                          6.00          01/01/2038       4,947,700
    4,100,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3 (OTHER
                REVENUE) ss +/-                                                          5.75          01/01/2038       4,257,686

28 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)


INTERMEDIATE TAX/AMT-FREE FUND

    PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
-------------   ------------------------------------------------------------------   -------------   --------------   -----------
TEXAS (continued)
$   2,500,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES H (TOLL
                ROAD REVENUE) ss +/-                                                     5.00%         01/01/2042     $  2,423,450
      700,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                CORPORATION EDUCATIONAL FACILITY (HOSPITAL REVENUE)                      5.00          08/15/2018         699,587
      735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES C
                (UTILITIES REVENUE) +/-                                                  2.79          12/15/2026         433,650
    1,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES D
                (UTILITIES REVENUE)                                                      5.63          12/15/2017       1,566,270
      425,000   TEXAS STATE PFA (OTHER REVENUE)                                          5.00          12/01/2012         395,739
      855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED EDUCATION
                SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                           4.50          02/15/2016         651,655
      960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)               5.00          02/15/2018         741,408
      155,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)                4.50          12/01/2009         152,855
      825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED) ##                                     3.81          02/15/2015         654,794
    1,255,000   UNIVERSITY OF TEXAS SERIES A (COLLEGE & UNIVERSITY REVENUE)              5.25          08/15/2018       1,416,644
      160,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX REVENUE)                  5.20          08/15/2020         144,475
      560,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX REVENUE)                  5.65          08/15/2024         493,074
      635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                             5.00          08/01/2016         620,566

                                                                                                                       44,963,780
                                                                                                                      -----------

UTAH: 0.52%
    1,000,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (EDUCATIONAL FACILITIES
                REVENUE)                                                                 5.35          07/15/2017         819,360
      500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (EDUCATIONAL FACILITIES
                REVENUE) ++                                                              5.45          06/15/2017         411,950
      750,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL SERIES
                A (EDUCATIONAL FACILITIES REVENUE) ++                                    5.75          07/15/2022         558,045
    1,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
                REVENUE) ++                                                              6.38          06/01/2037         673,110

                                                                                                                        2,462,465
                                                                                                                      -----------

VIRGIN ISLANDS: 0.20%
    1,000,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                5.50          10/01/2014         960,170

VIRGINIA: 0.97%
    1,800,000   MARQUIS CDA VA (OTHER REVENUE)                                           5.63          09/01/2018       1,418,202
      750,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
                REVENUE)                                                                 5.10          03/01/2021         583,418
       55,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                              5.00          06/01/2013          54,476
      210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                              5.00          06/01/2015         202,946
      100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                (HOUSING REVENUE LOC)                                                    4.50          07/01/2010         102,178
    1,100,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                                    5.40          03/01/2020         823,856
    1,800,000   WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX REVENUE)                     5.30          03/01/2017       1,433,718

                                                                                                                        4,618,794
                                                                                                                      -----------

WASHINGTON: 2.11%
    2,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                (SPECIAL TAX REVENUE)                                                    5.00          08/01/2011       1,974,760
    2,225,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                (OTHER REVENUE, ACA INSURED)                                             5.80          12/01/2015       1,557,055
      275,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                 6.00          06/01/2010         268,246
      500,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                             5.50          06/01/2012         483,005
    3,600,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                             6.50          06/01/2026       3,008,340
    2,270,000   WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                      5.00          02/15/2027       1,716,075
    1,055,000   WASHINGTON STATE HEFAR REF-PACIFIC LUTHERAN UNIVERSITY (COLLEGE
                & UNIVERSITY REVENUE, RADIAN INSURED)                                    5.00          11/01/2014       1,023,076

                                                                                                                       10,030,557
                                                                                                                      -----------

WEST VIRGINIA: 0.40%
    2,000,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN POWER
                COMPANY-AMOS-C (POLLUTION CONTROL REVENUE)                               4.85          05/01/2019       1,884,960
                                                                                                                      -----------

                                 Wells Fargo Advantage Municipal Income Funds 29

Portfolio of Investments--December 31, 2008 (Unaudited)

INTERMEDIATE TAX/AMT-FREE FUND

    PRINCIPAL   SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
-------------   ---------------------------------------------------------------   -------------   --------------   --------------
WISCONSIN: 3.41%
$     565,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
                (OTHER REVENUE)                                                      5.00%           06/01/2009    $      564,767
    2,760,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
                (OTHER REVENUE)                                                      6.00            06/01/2017         2,545,243
   11,000,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
                (OTHER REVENUE)                                                      6.13            06/01/2027         9,681,209
       70,000   ST. CROIX FALLS WI CDA                                               4.20            12/01/2009            70,789
       75,000   ST. CROIX FALLS WI CDA                                               4.40            12/01/2010            76,247
    1,000,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY FROEDTERT &
                COMMUNITY HEALTH-C (HOSPITAL REVENUE, AMBAC INSURED) ss +/-          6.50            04/01/2035         1,000,000
      525,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MEDICAL
                COLLEGE WI SERIES A (HFFA REVENUE)                                   4.50            12/01/2017           476,956
      890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                          4.75            07/01/2015           893,452
       20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.00            05/01/2013            19,972
      210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E          4.15            05/01/2015           206,807
      850,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                MEDICAL COLLEGE WI SERIES A (HEALTH FACILITIES FINANCING
                AUTHORITY REVENUE)                                                   5.13            12/01/2028           655,944


                                                                                                                       16,191,386
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $511,464,552)                                                                     465,596,309
                                                                                                                   --------------

       SHARES

SHORT-TERM INVESTMENTS: 1.41%

MUTUAL FUNDS: 1.41%
    6,673,770   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST ~ ++                                       6,673,770
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,673,770)                                                                     $    6,673,770
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $518,138,322)*                 99.56%                                                                        $  472,270,079

OTHER ASSETS AND LIABILITIES, NET     0.44                                                                              2,079,848
                                  --------                                                                         --------------

TOTAL NET ASSETS                    100.00%                                                                        $  474,349,927
                                  ----------                                                                       --------------


##    Zero coupon bond. Interest rate presented is yield to maturity.

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at December 31, 2008.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default but security may not be disposable if and until successful auctions resume.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $6,673,770.

* Cost for federal income tax purposes is $518,231,369 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                           $   3,711,314
Gross unrealized depreciation                             (49.672,604)
                                                        --------------
Net unrealized appreciation (depreciation)              $ (45,961,290)

The accompanying notes are an integral part of these financial statements.

30 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
MUNICIPAL BONDS & NOTES: 97.05%

ALABAMA: 0.77%
$     800,000  ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES A
               (WATER REVENUE, AMBAC INSURED)                                          4.85%      08/15/2022    $     753,480
      775,000  JEFFERSON COUNTY AL SERIES A-FSA CREDIT (SALES TAX REVENUE,
               FIRST SECURITY BANK LOC)                                                5.25       01/01/2018          604,795
      910,000  JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
               BANK LOC)                                                               5.25       02/01/2015          673,964
    2,860,000  JEFFERSON COUNTY AL SERIES B8 (WATER & SEWER REVENUE, FIRST
               SECURITY BANK LOC)                                                      5.25       02/01/2014        2,194,964

                                                                                                                    4,227,203
                                                                                                                -------------

ALASKA: 1.29%
    4,900,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
               FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST SECURITY
               BANK LOC) ss +/-                                                        1.70       04/01/2034        4,214,000
    3,305,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
               FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE, FIRST SECURITY
               BANK LOC) ss +/-                                                        1.70       04/01/2034        2,842,300

                                                                                                                    7,056,300
                                                                                                                -------------

ARIZONA: 5.47%
       90,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES A PREREFUNDED ss                                                 5.38       02/15/2018           99,070
    4,045,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
               SERIES B (HOSPITAL REVENUE) ss +/-                                      2.10       02/01/2042        3,458,475
    5,000,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS HOSPITAL
               SERIES A (HOSPITAL REVENUE) ss +/-                                      2.25       02/01/2042        4,350,000
    1,030,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
               (PROPERTY TAX REVENUE)                                                  5.90       07/15/2022          755,752
    1,000,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT SERIES B
               (PROPERTY TAX REVENUE)                                                  6.20       07/15/2032          648,000
    6,000,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT (OTHER
               REVENUE)                                                                8.00       05/01/2025        5,490,420
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (IDR) ##        3.36       04/01/2015          444,910
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (IDR) ##        3.36       05/01/2015          443,672
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (IDR) ##        3.36       06/01/2015          442,439
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
               REVENUE) ##                                                             3.32       11/01/2014          452,182
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
               REVENUE) ##                                                             3.32       12/01/2014          450,938
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
               REVENUE) ##                                                             3.36       01/01/2015          448,642
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
               REVENUE) ##                                                             3.36       02/01/2015          447,393
      548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
               REVENUE) ##                                                             3.36       03/01/2015          446,149
      215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE REVENUE,
               ACA INSURED)                                                            5.63       07/01/2010          212,998
       35,000  PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA INSURED)       5.30       04/01/2020           34,589
      880,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL
               FACILITIES REVENUE)                                                     5.60       12/01/2016          735,381
    2,000,000  PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT (LEASE REVENUE)         7.00       01/01/2038        1,446,820
      500,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
               SEWER REVENUE)                                                          5.45       12/01/2017          379,225
    1,620,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
               SEWER REVENUE)                                                          5.75       12/01/2032          966,168
    1,000,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
               WASTEWATER AUTHORITY REVENUE)                                           6.55       12/01/2037          653,850
      940,000  PIMA COUNTY AZ IDA SERIES A-1 (SINGLE FAMILY MORTGAGE REVENUE,
               GNMA INSURED)                                                           6.20       11/01/2030          932,254
      425,000  PINAL COUNTY AZ ELECTRIC DISTRICT #4 (ELECTRIC REVENUE)                 6.00       12/01/2023          348,487
      615,000  PINAL COUNTY AZ ELECTRIC DISTRICT #4 (ELECTRIC REVENUE)                 6.00       12/01/2028          474,823
      265,000  SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES DISTRICT AZ
               (PROPERTY TAX REVENUE) ++                                               6.00       07/15/2027          178,313
      310,000  SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES DISTRICT AZ
               (PROPERTY TAX REVENUE) ++                                               6.05       07/15/2032          196,748
    2,440,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
               AUTHORITY REVENUE)                                                      4.70       04/01/2022        1,737,012
      725,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
               AUTHORITY REVENUE)                                                      4.90       04/01/2032          451,958
    2,960,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)             6.00       07/15/2013        2,858,679

                                                                                                                   29,985,347
                                                                                                                -------------

                                 Wells Fargo Advantage Municipal Income Funds 31

Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
CALIFORNIA: 6.37%
$   2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
               LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE, GUARANTEED
               STUDENT LOANS)                                                          7.85%      07/01/2025    $   2,165,250
    7,350,000  ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
               (TRANSPORTATION REVENUE) ##                                             6.21       10/01/2018        4,048,895
    4,675,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL
               REVENUE, BHAC CREDIT) +/-                                               3.38       04/01/2036        2,547,875
    1,900,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT
               #2 (OTHER REVENUE)                                                      4.45       10/01/2011        1,784,461
    2,400,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL
               ROAD REVENUE)                                                           5.25       07/15/2010        2,272,776
    5,000,000  INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
               (OTHER REVENUE) ##                                                     11.25       06/01/2047           74,650
    1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)                  6.50       03/15/2015        1,069,220
      700,000  NORTHERN CA GAS AUTHORITY # 1 SERIES A (ELECTRIC PLANT REVENUE)         5.00       07/01/2010          653,611
    7,660,000  NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE) +/-                        3.20       07/01/2017        4,136,400
    5,265,000  NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE) +/-                    3.23       07/01/2019        2,362,669
   14,500,000  NORTHERN CA GAS AUTHORITY NUMBER 1 (UTILITIES REVENUE) +/-              3.32       07/01/2027        4,603,750
      470,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                 5.75       12/01/2012          447,064
    1,450,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
               (TAX INCREMENTAL REVENUE LOC)                                           5.50       05/01/2014        1,528,735
    2,025,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
               FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                        5.50       06/01/2037        1,474,160
      400,000  SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE,
               AMBAC INSURED)                                                          5.63       09/01/2012          405,084
      600,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
               (OTHER REVENUE) ++                                                      4.50       03/01/2011          546,636
    4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
               (HEFAR, GUARANTEED STUDENT LOANS)                                       5.88       01/01/2018        4,164,921
      750,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
               XLCA INSURED)                                                           5.00       09/01/2026          639,075

                                                                                                                   34,925,232
                                                                                                                -------------

COLORADO: 5.68%
    4,780,000  ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                       6.00       10/01/2040        4,025,716
    1,550,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)           6.25       05/01/2036        1,021,466
    1,090,000  COLORADO ECFA CHARTER SCHOOL (EDUCATIONAL FACILITIES REVENUE)           5.63       05/01/2040          773,333
    1,500,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE) ++           6.13       12/15/2035          963,435
    1,170,000  COLORADO ECFA CHARTER SCHOOL CARBON VALLEY ACADEMY
               (LEASE REVENUE)                                                         5.63       12/01/2036          693,716
    1,595,000  COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (ECFR)                5.75       07/01/2019        1,266,462
    1,500,000  COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (EDUCATIONAL
               FACILITIES REVENUE)                                                     7.00       08/01/2038        1,081,320
      500,000  COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT
               (OTHER REVENUE)                                                         5.50       10/01/2017          401,995
      500,000  COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY SERIES A
               (OTHER REVENUE)                                                         7.25       10/01/2039          369,780
      125,000  COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT
               (EDUCATIONAL FACILITIES REVENUE)                                        5.50       06/01/2033          101,189
    2,165,000  COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (ECFR) ++             5.75       12/01/2037        1,303,395
      755,000  COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                             6.50       08/01/2031          762,837
      270,000  COLORADO HFA SERIES B2 (HOUSING REVENUE)                                7.10       04/01/2017          277,730
      925,000  COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY
               BANK LOC) +/-                                                           6.70       08/01/2017          975,126
      470,000  COLORADO HFA SERIES D2 (SFHR)                                           6.90       04/01/2029          486,690
      500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
               (HOUSING REVENUE, FHA INSURED)                                          5.75       10/01/2027          454,105
    9,625,000  DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HCFR) +/-               2.58       12/01/2033        3,850,000
    4,080,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
               LIEN SERIES B (TOLL ROAD REVENUE LOC) ##                                7.43       09/01/2016        2,332,128
    5,500,000  E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER REVENUE, MBIA
               INSURED) ss +/-                                                         5.00       09/01/2039        5,244,140
    1,245,000  E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2 (OTHER REVENUE, MBIA
               INSURED) ss +/-                                                         5.00       09/01/2039        1,187,058
    2,290,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
               (AIRPORT REVENUE)                                                       5.15       05/01/2017        1,593,336
      495,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
               IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                          5.05       05/01/2015          373,611
      890,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
               IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                          5.25       05/01/2020          576,302
    1,000,000  LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)            5.25       12/01/2017          834,850
      170,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT
               (OTHER REVENUE)                                                         7.38       09/01/2010          180,678

                                                                                                                   31,130,398
                                                                                                                -------------

32 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
DISTRICT OF COLUMBIA: 0.11%
$     410,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION           5.38%       05/15/2010   $     408,610
      205,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION           5.70        05/15/2012         199,328

                                                                                                                      607,938
                                                                                                                -------------

FLORIDA: 6.64%

    3,150,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
               REVENUE)                                                                4.80        11/01/2012       2,581,740
    3,275,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B (OTHER
               REVENUE)                                                                5.13        05/01/2016       1,973,777
      170,000  FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE SERIES 4
               (HOUSING REVENUE, GNMA INSURED)                                         4.70        01/01/2015         164,815
    1,500,000  FONTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT SERIES B
               (SPECIAL TAX REVENUE)                                                   6.00        05/01/2015       1,184,280
      235,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
               REVENUE LOC)                                                            4.75        12/01/2015         236,607
      710,000  HALIFAX HOSPITAL MEDICAL CENTER SERIES B1 (HFFA REVENUE, FIRST
               SECURITY BANK LOC)                                                      5.50        06/01/2038         600,298
    1,900,000  HALIFAX HOSPITAL MEDICAL CENTER SERIES B2 (HFFA REVENUE, FIRST
               SECURITY BANK LOC)                                                      5.38        06/01/2031       1,627,521
    2,000,000  HILLSBOROUGH COUNTY FL IDA (ELECTRIC REVENUE)                           5.65        05/15/2018       1,896,680
      990,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES UNIVERSITY COMMUNITY
               HOSPITAL SERIES A (HCFR)                                                5.63        08/15/2029         718,978
    2,400,000  LEE COUNTY FL (SOLID WASTE REVENUE, MBIA INSURED)                       5.63        10/01/2013       2,432,664
      950,000  MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT (IDR,
               AMBAC INSURED)                                                          6.00        10/15/2025         838,993
   17,000,000  MIAMI-DADE COUNTY FL SUB-SERIES A (RECREATIONAL FACILITIES
               REVENUE, MBIA INSURED) ##                                               6.53        10/01/2030      10,577,570
    3,210,000  ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
               PUTTABLE (HOUSING REVENUE, FNMA) ss                                     5.05        08/01/2033       3,188,204
    1,380,000  PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA INSURED)           4.85        04/01/2032       1,333,715
    4,800,000  PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE PROJECT SERIES A
               (OTHER REVENUE, AMBAC INSURED) ss +/-                                   5.35        03/15/2042       4,575,792
    3,800,000  SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
               TERRITORIES) ++                                                          5.75        10/01/2022       2,467,910

                                                                                                                   36,399,544
                                                                                                                -------------

GEORGIA: 1.04%
      465,000  FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTH CARE
               SYSTEM PROJECT (HCFR)                                                   6.38        10/01/2028         537,419
      450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
               (ELECTRIC REVENUE LOC, MBIA INSURED)                                    6.50        01/01/2017         494,816
        5,000  GEORGIA STATE SERIES B (OTHER REVENUE)                                  6.25        03/01/2011           5,496
    2,500,000  MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES REVENUE)       5.00        03/15/2022       1,927,275
    1,255,000  MAIN STREET NATURAL GAS INCORPORATED SERIES B (ELECTRIC REVENUE)        5.00        03/15/2012       1,145,137
    2,500,000  MARIETTA GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES (COLLEGE
               & UNIVERSITY REVENUE)                                                   7.00        06/15/2039       1,596,250

                                                                                                                    5,706,393
                                                                                                                -------------

GUAM: 0.04%
      280,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP GUAM
               PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL FACILITIES
               REVENUE, ACA INSURED)                                                   4.50        10/01/2026         167,166
       60,000  GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED SECURITIES
               SERIES A (HOUSING REVENUE, FHLMC INSURED)                               5.75        09/01/2031          52,764

                                                                                                                      219,930
                                                                                                                -------------

HAWAII: 0.19%
    1,000,000  HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)                            5.75        07/01/2015         986,970
       70,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
               (HOUSING REVENUE, FNMA INSURED)                                         5.75        07/01/2030          69,525

                                                                                                                    1,056,495
                                                                                                                -------------

IDAHO: 1.77%
    6,300,000  BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)                       7.38        06/01/2040       6,425,622
    1,900,000  IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS CHARTER SCHOOL
               INCORPORATED SERIES A (OTHER REVENUE)                                   6.50        12/01/2038       1,264,355

                                 Wells Fargo Advantage Municipal Income Funds 33

Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
IDAHO (CONTINUED)
$     500,000  IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
               SERIES-A (OTHER REVENUE)                                                6.00%       06/01/2038   $     339,105
    1,500,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (OTHER REVENUE)            6.13        07/01/2038       1,025,145
      290,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I (SFMR)                3.60        07/01/2033         260,530
      130,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING REVENUE,
               FHA INSURED)                                                            6.15        01/01/2028         127,403
      100,000  IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                        6.35        07/01/2015         100,040
      150,000  IDAHO IHC HOSPITALS INCORPORATED (HCFR)                                 6.65        02/15/2021         185,886

                                                                                                                    9,728,086
                                                                                                                -------------

ILLINOIS: 5.49%
    2,740,000  AURORA IL SERIES B                                                      5.85        12/30/2013       2,397,527
    1,000,000  AURORA IL TAX INCREMENT SERIES 3-B (TAX INCREMENTAL REVENUE)            6.50        12/30/2023         778,610
      500,000  CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
               INSURED)                                                                6.13        06/01/2039         509,000
      250,000  DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
               (SPECIAL TAX REVENUE)                                                   5.40        03/01/2016         203,750
    2,750,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
               UNIVERSITY REVENUE, MBIA INSURED)                                       7.00        01/01/2019       2,443,623
    1,215,000  HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT PROJECT
               TAMMS FARM
               SERIES A (SPECIAL TAX REVENUE)                                          6.00        03/01/2044         610,197
      500,000  HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN DEVELOPMENT PRAIRIE
               RIDGE EAST B (SPECIAL TAX REVENUE)                                      5.63        03/01/2022         301,545
    6,250,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                               5.50        12/01/2027       5,374,188
      174,946  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
               REHABILITATION SERIES A ####                                            7.88        07/01/2020         117,611
    1,135,000  ILLINOIS FINANCE AUTHORITY ADVOCATE HEALTH CARE NETWORK D
               (HOSPITAL REVENUE)                                                      6.50        11/01/2038       1,118,690
      410,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
               SERIES A (HCFR, GO)                                                     5.35        07/01/2027         281,879
    3,080,000  LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
               APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED) ##           5.19        12/01/2016       2,052,512
      900,000  MARKHAM IL SERIES B (PROPERTY TAX REVENUE)                              4.75        02/01/2018         734,877
    1,770,000  MARKHAM IL SERIES C (PROPERTY TAX REVENUE)                              4.75        02/01/2017       1,489,296
      415,000  MCCOOK IL (PROPERTY TAX REVENUE)                                        5.20        12/01/2030         392,370
      835,000  ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING &
               URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                       6.75        01/01/2018         844,569
    1,025,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
               PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                        5.00        03/01/2025         709,925
    1,500,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
               PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                        5.35        03/01/2031         946,650
      605,000  TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
               FGIC INSURED)                                                           9.00        12/01/2023         851,060
      975,000  VERNON HILLS IL TOWN CENTER PROJECT SERIES A (TAX INCREMENTAL
               REVENUE)                                                                6.25        12/30/2026         710,141
   10,030,000  WILL COUNTY IL COMMUNITY UNION SCHOOL DISTRICT NUMBER 201-U
               CRETE-MONEE (PROPERTY TAX REVENUE, MBIA INSURED) ##                     6.46        11/01/2019       5,038,069
    3,480,000  WILL COUNTY ILL COMMUNITY UNIT SCHOOL DISTRICT # 201 CRETE-MONEE
               (PROPERTY TAX REVENUE, FGIC INSURED) ##                                 5.78        11/01/2016       2,227,896

                                                                                                                   30,133,985
                                                                                                                -------------

INDIANA: 0.30%
      290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER REVENUE)       6.00        01/10/2020         316,570
    2,000,000  VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA (OTHER
               REVENUE)                                                                6.00        12/01/2036       1,313,660

                                                                                                                    1,630,230
                                                                                                                -------------

IOWA: 1.62%
    4,280,000  ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL REVENUE)               6.00        06/01/2039       3,160,523
      300,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                              5.00        06/01/2014         299,466
      360,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                              5.25        06/01/2016         357,044
      110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                   5.00        06/01/2009         109,110
      125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                   5.00        06/01/2010         121,660
    6,420,000  XENIA IA RURAL WATER DISTRICT (WATER REVENUE, CIFG INSURED)             5.00        12/01/2041       4,841,322

                                                                                                                    8,889,125
                                                                                                                -------------

34 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
KANSAS: 1.87%

$   1,165,000  CITY OF OLATHECITY KS SPECIAL OBLIGATION WEST VILLAGE CENTER
               PROJECT (TAX INCREMENTAL REVENUE)                                       5.50%       09/01/2026   $     773,910
      290,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               (HCFR LOC)                                                              6.13        04/01/2012         273,400
      655,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES SERIES
               A5 (housing revenue loc) +/-                                            5.70        12/01/2036         590,384
      415,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE, GNMA
               INSURED)                                                                6.70        06/01/2029         422,678
    1,060,000  SEDGWICK & SHAWNEE COUNTIES SERIES A-1 (HOUSING REVENUE,
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                               5.75        12/01/2037         985,683
    3,450,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT TRANSPORTATION
               DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)         4.88        10/01/2028       2,073,140
    6,500,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX SECOND
               LIEN AREA B (SALES TAX REVENUE)                                         5.00        12/01/2020       5,159,635

                                                                                                                   10,278,830
                                                                                                                -------------

KENTUCKY: 1.02%
   10,000,000  KENTUCKY ASSET LIABILITY COMMISSION SERIES B (OTHER REVENUE, FGIC
               INSURED) +/-                                                            2.43        11/01/2025       5,600,000
                                                                                                                -------------

LOUISIANA: 2.77%
    4,525,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
               CORRECTIONAL FACILITIES PROJECT                                         6.25        03/01/2019       3,540,315
    1,000,000  COLONIAL PINNACLE COMMUNITY DEVELOPMENT DISTRICT (OTHER REVENUE)        7.00        05/01/2037         601,000
      700,000  LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A (HEFAR,
               CIFG INSURED)                                                           5.00        07/01/2030         516,369
    2,900,000  LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
               PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)           5.00        07/01/2032       2,017,646
    1,385,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (OTHER REVENUE, AMBAC INSURED)                                          5.00        06/01/2015       1,337,827
    3,275,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (OTHER REVENUE, AMBAC INSURED)                                          5.00        06/01/2019       2,874,861
    1,225,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
               (OTHER REVENUE, AMBAC INSURED)                                          5.00        06/01/2020       1,045,611
    1,700,000  NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                     5.50        12/01/2021       1,510,977
      760,000  NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                            5.38        06/01/2014         741,859
    1,000,000  RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC PROJECT (OTHER
               REVENUE) ss +/-                                                         6.00        10/01/2038         985,260

                                                                                                                   15,171,725
                                                                                                                -------------

MARYLAND: 0.13%
    1,000,000  BALTIMORE MD SPECIAL OBLIGATION SERIES-A (OTHER REVENUE)                7.00        09/01/2038         710,080
                                                                                                                -------------

MASSACHUSETTS: 2.37%
    8,000,000  COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER REVENUE) +/-        2.34        11/01/2020       5,040,000
    3,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
               MASSACHUSETTS INSTITUTIONAL TECHNOLOGY SERIES O (COLLEGE AND
               UNIVERSITY REVENUE)%%                                                   6.00        07/01/2036       3,245,910
    1,825,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR MIX #
               4 SERIES 1 (ELECTRIC REVENUE, MBIA INSURED) ss +/- (m) (n)              0.12        07/01/2017       1,825,000
    3,230,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
               PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.50        01/01/2013       2,091,102
      650,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
               PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.50        01/01/2016         384,365
      515,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
               PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.50        01/01/2017         303,716
       90,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
               PREREFUNDED (WATER REVENUE) ss                                          6.00        08/01/2023          93,686

                                                                                                                   12,983,779
                                                                                                                -------------

MICHIGAN: 4.36%
    1,400,000  CESAR CHAVEZ ACADEMY MI INCORPORATED CERTIFICATE PARTICIPATION
               (LEASE REVENUE)                                                         8.00        02/01/2033       1,194,312
    5,855,000  DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
               REVENUE)                                                                5.00        04/01/2015       5,345,849
    4,485,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)         5.75        10/01/2037       2,866,902

                                 Wells Fargo Advantage Municipal Income Funds 35

Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
MICHIGAN (continued)
$   2,025,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY CHANDLER PARK
               ACADEMY (EDUCATIONAL FACILITIES REVENUE)                                6.35%       11/01/2028   $   1,488,497
    3,000,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY CHANDLER PARK
               ACADEMY (EDUCATIONAL FACILITIES REVENUE)                                6.50        11/01/2035       2,148,240
    2,445,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
               OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE) ++                 6.50        09/01/2037       1,722,894
    1,260,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
               OBLIGATION CRESCENT (PRIVATE SCHOOL REVENUE)                            7.00        10/01/2036         915,012
    1,175,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
               OBLIGATION NATAKI TALIBAH
               (EDUCATIONAL FACILITIES REVENUE)                                        6.25        10/01/2023         878,830
      500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY HEALTH
               (HOSPITAL REVENUE)                                                      5.00        12/01/2014         509,070
    2,500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY HEALTH
               (HOSPITAL REVENUE) ss +/-                                               6.00        12/01/2034       2,522,175
    1,360,000  MICHIGAN STRATEGIC FUND DETROIT EDISON POLL CONTROL SERIES C
               (OTHER REVENUE)                                                         5.65        09/01/2029       1,100,063
       40,000  MICHIGAN STRATEGIC FUND SERIES A (HOUSING REVENUE, GUARANTEE
               AGREEMENT)                                                              5.25        10/15/2021          41,463
    1,460,000  STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE REVENUE)                 6.13        03/01/2037         925,582
    2,085,000  WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
               INSURED)                                                                8.00        05/01/2010       2,245,566

                                                                                                                   23,904,455
                                                                                                                -------------

MINNESOTA: 0.78%
      500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
               (HOUSING REVENUE)                                                       7.25        01/01/2032         391,580
      310,000  BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A (TAX
               INCREMENTAL REVENUE)                                                    5.00        08/01/2009         312,651
    1,000,000  FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
               REVENUE)                                                                6.00        11/01/2037         638,630
      885,000  ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SUB-SERIES B (AIRPORT
               REVENUE, FGIC INSURED)                                                  5.00        01/01/2016         933,595
      300,000  ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A (HCFR,
               MBIA INSURED)                                                           5.00        11/15/2015         287,994
      750,000  TOWNSHIP OF BAYTOWN MN ST. CROIX PREPARATORY ACADEMY SERIES A
               (LEASE REVENUE)                                                         7.00        08/01/2038         540,660
    1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                       7.50        12/01/2031       1,190,460

                                                                                                                    4,295,570
                                                                                                                -------------

MISSISSIPPI: 0.06%

      500,000  GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER FACILITIES
               SERIES A (AIRPORT REVENUE, ACA INSURED)                                 5.00        10/01/2022         331,205
                                                                                                                -------------

MISSOURI: 2.43%
      930,000  CASS COUNTY MO (HOSPITAL REVENUE)                                       5.00        05/01/2014         805,929
    1,760,000  CASS COUNTY MO (HOSPITAL REVENUE)                                       5.50        05/01/2027       1,023,440
    1,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES
               TAX REVENUE, CIFG INSURED)                                              4.00        04/15/2026       1,004,500
      600,000  COTTLEVILLE MO COP (LEASE REVENUE)                                      5.25        08/01/2031         461,574
      820,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT             5.20        04/15/2020         625,340
    4,500,000  INDEPENDENCE MO THIRTY-NINTH STREET TRANSPORTATION DISTRICT
               IMPROVEMENT DEVELOPMENT ROAD IMPROVEMENT PROJECT (TRANSPORTATION
               REVENUE)                                                                6.88        09/01/2032       3,320,415
    3,475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                      5.25        12/01/2014       3,092,889
      460,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                   5.00        09/01/2026         398,535
    2,555,000  ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT
               REVENUE, FGIC INSURED)                                                  6.00        07/01/2013       2,574,495

                                                                                                                   13,307,117
                                                                                                                -------------

NEVADA: 0.79%
    2,500,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US BANK
               NA LOC)                                                                 5.00        06/01/2024       2,074,125
    1,900,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US BANK
               NA LOC)                                                                 5.13        06/01/2027       1,542,743
    1,000,000  SPARKS NV LOCAL IMPROVEMENT DISTRICTS DISTRICT # 3
               (OTHER REVENUE)                                                         6.75        09/01/2027         730,570

                                                                                                                    4,347,438
                                                                                                                -------------

NEW JERSEY: 1.48%
    5,650,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)       5.63        06/15/2018       4,689,048
    1,195,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)       5.75        06/15/2029         858,058
    2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)       5.75        06/15/2034       1,387,140
      500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)          5.63        06/15/2019         403,175
      780,000  NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                           5.15        06/01/2012         786,638

                                                                                                                    8,124,059
                                                                                                                -------------

36 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
NEW MEXICO: 0.45%
$   1,105,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
               (HOUSING REVENUE, GNMA INSURED)                                         4.40%       01/01/2027   $     968,367
    1,680,000  OTERO COUNTY NM (JAIL FACILITIES REVENUE)                               5.50        04/01/2013       1,484,213

                                                                                                                    2,452,580
                                                                                                                -------------

NEW YORK: 2.29%
    1,370,000  ALBANY NY IOAG SERIES A BRIGHTER CHOICE CHARTER SCHOOL
               (EDUCATIONAL FACILITIES REVENUE)                                        4.55        04/01/2015       1,155,280
    2,435,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
               (HFFA REVENUE)                                                          4.75        12/01/2014       2,061,398
      140,000  NASSAU COUNTY NY IDA                                                    6.88        07/01/2010         146,896
      605,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
               SERIES A                                                                5.00        12/01/2016         488,035
      655,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                          6.88        07/01/2010         636,732
      100,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX +/-               5.25        02/01/2029         102,491
    5,545,000  NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
               (HOSPITAL REVENUE) +/-                                                  2.61        05/01/2018       3,548,800
    1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                               5.50        10/15/2014       1,085,700
    1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                 5.60        10/15/2015       1,088,390
    3,075,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A
               (OTHER REVENUE) ++                                                      5.25        12/01/2016       2,218,428

                                                                                                                   12,532,150
                                                                                                                -------------

NORTH DAKOTA: 0.29%

      640,000  NORTH DAKOTA STATE HFA (HOUSING REVENUE)                                4.70        07/01/2031         615,546
       35,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
               (HOUSING REVENUE)                                                       5.95        07/01/2017          35,035
       20,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
               (HOUSING REVENUE)                                                       6.10        07/01/2028          19,542
      960,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
               (RECREATIONAL FACILITIES REVENUE)                                       6.30        11/15/2010         904,099

                                                                                                                    1,574,222
                                                                                                                -------------

OHIO: 1.93%
      250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                   6.00        12/01/2017         250,173
    3,760,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTS ss +/-                      4.95        11/01/2035       3,260,296
    4,500,000  OHIO ENTERPRISE BOND SERIES 2A (ECONOMIC DEVELOPMENT REVENUE)           5.50        12/01/2019       3,710,700
    1,900,000  RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A
               (OTHER REVENUE)                                                         5.75        12/01/2027       1,199,717
    3,200,000  TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
               COMMONS (OTHER REVENUE)                                                 5.40        11/01/2036       2,169,952

                                                                                                                   10,590,838
                                                                                                                -------------

OKLAHOMA: 2.11%
    1,250,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                            6.00        12/01/2025         875,475
    1,220,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                            6.25        12/01/2032         788,889
    2,896,057  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
               (EDUCATIONAL FACILITIES REVENUE)                                        6.25        08/15/2014       3,111,610
    3,225,000  MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY OK BLANCHARD PUBLIC
               SCHOOLS PROJECT (LEASE REVENUE)                                         4.85        09/01/2018       3,108,287
      600,000  MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY OK BLANCHARD PUBLIC
               SCHOOLS PROJECT (LEASE REVENUE)                                         5.00        09/01/2019         574,584
      430,000  MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD PUBLIC
               SCHOOLS PROJECT (LEASE REVENUE)                                         4.70        09/01/2017         414,804
      165,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND              6.80        09/01/2026         167,267
    3,140,000  OKLAHOMA INDUSTRIES AUTHORITY OK (NURSING HOME REVENUE)                 5.75        07/01/2034       2,528,422

                                                                                                                   11,569,338
                                                                                                                -------------

OREGON: 0.46%
    1,370,000  OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
               (HCFR)(i)                                                               6.13        04/15/2029         683,671
      320,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT AMT
               SFMR PROGRAM SERIES B (HOUSING REVENUE)                                 4.55        07/01/2027         306,275
      410,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
               (HOUSING REVENUE)                                                       6.20        07/01/2028         388,721
    1,240,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
               (HOUSING REVENUE)                                                       3.90        07/01/2029       1,159,809

                                                                                                                    2,538,476
                                                                                                                -------------

                                 Wells Fargo Advantage Municipal Income Funds 37

Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
PENNSYLVANIA: 5.09%
$   1,015,000  ADAMS COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE
               GETTYSBURG COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE)              5.88%       08/15/2021   $   1,037,289
    4,585,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
               AIRPORT (AIRPORT REVENUE, FGIC INSURED)                                 6.13        01/01/2016       4,634,105
    1,500,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST PENN
               ALLEGHENY HEALTH SYSTEM SERIES A (HCFR)                                 5.00        11/15/2011       1,293,735
    2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A       7.50        12/15/2029       1,782,591
      900,000  CAMBRIA COUNTY PA (PROPERTY TAX REVENUE, FGIC INSURED)                  5.50        08/15/2016         865,179
    2,000,000  CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT
               SERIES A (IDR)                                                          6.38        12/15/2037       1,297,700
    1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                  5.63        10/01/2015       1,329,970
    1,850,000  DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)            6.10        07/01/2013       1,669,792
      925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT
               SERIES C                                                                7.75        07/01/2027       1,114,940
    1,100,000  LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY
               BANK LOC)                                                               7.00        11/01/2018       1,195,865
    1,600,000  LUZERNE COUNTY PA SERIES D (PROPERTY TAX REVENUE, FIRST SECURITY
               BANK LOC)                                                               8.00        11/01/2027       1,737,024
      235,000  LUZERNE COUNTY PA SERIES E (PROPERTY TAX REVENUE, FIRST SECURITY
               BANK LOC)                                                               8.00        11/01/2027         255,125
    6,500,000  PENNSYLVANIA EDFA COLVER PROJECT SERIES F (ECONOMIC DEVELOPMENT
               REVENUE, AMBAC INSURED)                                                 5.00        12/01/2015       6,133,985
      300,000  PENNSYLVANIA HOUSING FINANCE AGENCY AMT SERIES 99A (HOUSING
               REVENUE)                                                                4.70        10/01/2017         279,981
    1,450,000  PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A
               (OTHER REVENUE)                                                         5.85        08/15/2037         944,719
    2,250,000  PHILADELPHIA PA SERIES B (PROPERTY TAX REVENUE, ASSURED GUARANTY)       7.13        07/15/2038       2,357,213

                                                                                                                   27,929,213
                                                                                                                -------------

PUERTO RICO: 2.30%
    1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)                5.65        07/01/2015         943,140
    4,950,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)             5.00        07/01/2018       4,246,655
      865,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
               (SEWER REVENUE)                                                         6.00        07/01/2038         709,966
    4,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN (ELECTRIC PLANT
               REVENUE, MBIA INSURED)                                                  5.25        07/01/2023       3,339,920
    2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
               FIRST SECURITY BANK LOC) +/-                                            2.39        07/01/2029       1,040,000
    1,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC REVENUE)       5.50        07/01/2021       1,329,450
    1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
               ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
               MENDEZ UNIVERSITY                                                       5.00        02/01/2010         996,882

                                                                                                                   12,606,013
                                                                                                                -------------

SOUTH CAROLINA: 4.21%
    5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B ##                                                            10.00        01/01/2027         863,300
      400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B ##                                                            10.00        01/01/2028          62,644
   10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B ##                                                             9.90        01/01/2032       1,121,319
    4,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B ##                                                             9.80        01/01/2038         271,353
    7,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
               SERIES B (TOLL ROAD REVENUE)##                                          9.90        01/01/2034         696,618
    1,495,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
               CIFG INSURED)                                                           5.00        12/01/2020       1,495,329
      600,000  LAURENS COUNTY SC SCHOOL DISTRICT #055 (LEASE REVENUE)                  5.25        12/01/2030         417,948
      150,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
               (LEASE REVENUE, GUARANTEE AGREEMENT)                                    5.00        12/01/2015         162,285
    4,380,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY KERSHAW COUNTY
               MEDICAL CENTER PROJECT (HCFR)                                           6.00        09/15/2038       3,093,594
    1,835,000  THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
               LANDFILL GAS PROJECT (SOLID WASTE REVENUE) ##                           7.06        10/01/2030         405,755
    1,835,000  THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
               LANDFILL GAS PROJECT (SOLID WASTE REVENUE) ##                           7.02        10/01/2031         381,900
    1,415,000  THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
               LANDFILL GAS PROJECT (SOLID WASTE REVENUE) ##                           7.06        10/01/2032         272,090
    4,000,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC
               (OTHER REVENUE)                                                         5.00        06/01/2018       3,560,080
    8,495,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
               (OTHER REVENUE)                                                         6.38        05/15/2030       9,599,350
      760,000  TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
               (LEASE REVENUE)                                                         5.25        12/01/2017         664,118

                                                                                                                   23,067,683
                                                                                                                -------------

38 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
SOUTH DAKOTA: 2.02%
$   1,440,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                     5.60%       05/01/2020   $   1,091,664
    2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                      5.50        05/01/2019       1,543,220
      380,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION (i)          7.00        11/01/2013         331,075
    1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION (i)          7.00        11/01/2023         918,583
      275,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A                                                                4.75        04/01/2010         273,405
      285,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A                                                                5.00        04/01/2011         282,264
      300,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A                                                                5.25        04/01/2012         296,412
      320,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
               SERIES A                                                                5.25        04/01/2013         313,635
      420,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B          5.00        04/01/2014         403,473
      685,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A          5.50        04/01/2018         642,975
    3,610,000  SOUTH DAKOTA EDFA SPEARFISH FOREST SERIES A (OTHER REVENUE)             5.88        04/01/2028       3,077,128
    2,840,000  SOUTH DAKOTA STATE HEFA AVERA HEALTH SERIES B (OTHER REVENUE)           5.50        07/01/2035       1,928,388

                                                                                                                   11,102,222
                                                                                                                -------------

TENNESSEE: 3.02%
    7,550,000  ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL
               1ST MORTGAGE SERIES B (HCFR, MBIA INSURED)                              7.00        07/01/2020       8,539,579
    1,155,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
               REVENUE)                                                                5.00        09/01/2016         958,130
    2,500,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
               REVENUE)                                                                5.00        02/01/2018       1,980,850
    1,100,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
               REVENUE)                                                                5.00        02/01/2023         763,411
    4,500,000  TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES C (OTHER
               REVENUE)                                                                5.00        02/01/2010       4,334,760

                                                                                                                   16,576,730
                                                                                                                -------------

TEXAS: 8.60%
   11,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                 5.00        08/15/2034      11,600,280
      200,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
               FIRST TIER SERIES B (OTHER REVENUE) ++                                  6.00        01/01/2009         200,000
      475,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
               FIRST TIER SERIES B (OTHER REVENUE) ++                                  6.00        01/01/2010         461,786
       10,000  GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A
               (HOUSING REVENUE)                                                       8.50        09/01/2011           9,562
    1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                           5.25        10/01/2016       1,073,556
      755,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                           5.25        10/01/2017         653,022
    1,400,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)           5.50        10/01/2019       1,173,746
    1,750,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)           5.75        10/01/2025       1,341,970
      825,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (NURSING HOME
               REVENUE)                                                                5.50        10/01/2016         750,230
    1,300,000  GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS APARTMENTS
               PROJECT (STATE & LOCAL GOVERNMENTS, FNMA) ss +/-                        4.55        07/01/2034       1,295,931
      500,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               MEMORIAL HERMANN HEALTHCARE SYSTEM B (HOSPITAL REVENUE)                 7.00        12/01/2027         504,580
    2,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               MEMORIAL HERMANN HEALTHCARE SYSTEM B (HOSPITAL REVENUE)                 7.25        12/01/2035       2,022,340
      500,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, MBIA INSURED)         6.00        06/01/2013         512,705
      750,000  LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
               (EDUCATIONAL FACILITIES REVENUE)                                        6.25        02/15/2017         655,140
    2,550,000  LEWISVILLE TX (OTHER REVENUE)                                           6.75        10/01/2032       1,579,139
    5,100,000  NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3 (OTHER
               REVENUE) ss +/-                                                         5.75        01/01/2038       5,296,146
    6,500,000  NORTH TEXAS TOLLWAY AUTHORITY TOLL 2ND TIER SERIES F (TOLL ROAD
               REVENUE)                                                                5.75        01/01/2038       5,272,605
      340,000  PARMER COUNTY HOSPITAL DISTRICT (HCFR)                                  5.50        02/15/2027         245,031
    4,265,000  SABINE RIVER TX AUTHORITY SOUTHWESTERN ELECTRIC COMPANY (ELECTRIC
               REVENUE, MBIA INSURED)                                                  4.95        03/01/2018       4,055,077
       75,000  TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
               CORPORATION CHRISTUS HEALTH SERIES A  (HOSPITAL REVENUE,
               ASSURED GUARANTY)                                                       6.50        07/01/2037          75,383
      160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
               REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)                   6.00        10/01/2017         155,712
    1,250,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES C
               (UTILITIES REVENUE) +/-                                                 2.79        12/15/2026         737,500

                                 Wells Fargo Advantage Municipal Income Funds 39

Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
TEXAS (continued)
$   2,610,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES D
               (UTILITIES REVENUE)                                                     5.63%       12/15/2017   $   2,239,980
    2,000,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES D
               (UTILITIES REVENUE)                                                     6.25        12/15/2026       1,600,120
      435,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
               INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
               INSURED)                                                                4.65        02/15/2019         295,108
       90,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
               INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)             4.70        02/15/2020          58,748
    1,390,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
               EDUCATION SERIES A (OTHER REVENUE)                                      5.75        12/01/2027         967,774
      880,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
               EDUCATION SERIES A (OTHER REVENUE)                                      5.88        12/01/2036         573,496
    2,310,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)              5.00        02/15/2018       1,784,013

                                                                                                                   47,190,680
                                                                                                                -------------

UTAH: 0.46%
    1,000,000  UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN-SERIES A
               (PRIVATE SCHOOL REVENUE)                                                5.75        02/15/2022         751,260
      700,000  UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL
               SERIES A (EDUCATIONAL FACILITIES REVENUE) ++                            6.00        07/15/2037         445,319
    2,000,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
               REVENUE) ++                                                             6.38        06/01/2037       1,346,220

                                                                                                                    2,542,799
                                                                                                                -------------

VIRGIN ISLANDS: 0.07%
      435,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY MATCHING FEDERAL
               LOAN NOTE A (SEWER REVENUE)                                             5.25        10/01/2018         372,147
                                                                                                                -------------

VIRGINIA: 1.01%
    1,855,000  MARQUIS CDA VA (OTHER REVENUE)                                          5.63        09/01/2018       1,461,536
    1,894,000  REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
               REVENUE)                                                                5.10        03/01/2021       1,473,324
    1,150,000  WATKINS CENTRE CDA VA (OTHER REVENUE)                                   5.40        03/01/2020         861,304
    2,200,000  WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX REVENUE)                    5.30        03/01/2017       1,752,322

                                                                                                                    5,548,486
                                                                                                                -------------

WASHINGTON: 2.32%
    1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                                  4.75        12/01/2013       1,222,224
    2,250,000  PORT SUNNYSIDE WA (AIRPORT REVENUE)                                     6.63        12/01/2021       1,802,903
      605,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
               (OTHER REVENUE, ACA INSURED)                                            5.80        12/01/2015         423,379
      590,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
               ASSET-BACKED                                                            5.50        06/01/2012         569,946
    8,770,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
               ASSET-BACKED                                                            6.50        06/01/2026       7,328,651
    1,810,000  WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                     5.00        02/15/2027       1,368,324

                                                                                                                   12,715,427
                                                                                                                -------------

WEST VIRGINIA: 0.14%
    1,000,000  OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
               FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                   5.85        06/01/2034         611,070
      215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A            5.00        06/01/2015         180,136

                                                                                                                      791,206
                                                                                                                -------------

WISCONSIN: 4.50%
      380,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX
               REVENUE)                                                                5.75        06/01/2012         372,776
    1,000,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
               (OTHER REVENUE)                                                         7.00        06/01/2028         893,160
   11,485,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
               (OTHER REVENUE)                                                         6.00        06/01/2017      10,591,352
    3,230,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
               (OTHER REVENUE)                                                         6.13        06/01/2027       2,842,755
    1,000,000  GREEN BAY WI RDA FORT JAMES PROJECT (OTHER REVENUE)                     5.60        05/01/2019         545,040
    2,000,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
               SERIES A                                                                5.75        08/01/2035       1,229,420
      630,000  MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
               (OTHER REVENUE)                                                         5.13        08/01/2015         535,613
    1,500,000  MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
               (OTHER REVENUE)                                                         5.63        08/01/2025       1,013,670
      520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                               5.35        12/01/2010         508,648

40 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

MUNICIPAL BOND FUND

    PRINCIPAL  SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
WISCONSIN (continued)
$     390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                               5.50%       12/01/2011   $     379,298
    2,800,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT ss +/-       5.00        12/01/2027       2,353,008
    4,575,000  WISCONSIN STATE HEFA WHEATON FRANCISCAN HEALTHCARE (HCFR)               5.25        08/15/2018       3,422,501

                                                                                                                   24,687,241
                                                                                                                -------------

WYOMING: 0.94%
    5,905,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN CHASE
               BANK LOC)                                                               4.65        12/01/2016       5,178,508
                                                                                                                -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $625,639,662)                                                                 532,316,423
                                                                                                                -------------

US TREASURY SECURITIES: 0.74%

US TREASURY BILLS: 0.74%
    2,025,000  US TREASURY BILL ## #                                                   0.00        01/02/2009       2,025,000
    2,025,000  US TREASURY BILL ## #                                                   0.05        01/08/2009       2,024,998
                                                                                                                    4,049,998
                                                                                                                -------------

TOTAL US TREASURY SECURITIES (COST $4,050,017)                                                                      4,049,998
                                                                                                                -------------

       SHARES

SHORT-TERM INVESTMENTS: 0.65%

MUTUAL FUNDS: 0.65%

    3,606,298  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
               TRUST ~ +++                                                                                          3,606,298

TOTAL SHORT-TERM INVESTMENTS (COST $3,606,298)                                                                      3,606,298

TOTAL INVESTMENTS IN SECURITIES
(COST $633,295,977)*                                                      98.44%                                $ 539,972,719

OTHER ASSETS AND LIABILITIES, NET                                          1.56
                                                                                                                    8,535,251
                                                                         ------                                 -------------
TOTAL NET ASSETS                                                         100.00%                                $ 548,507,970
                                                                         ------                                 -------------

##    Zero coupon bond. Interest rate presented is yield to maturity.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

(i)   Illiquid security.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at December 31, 2008.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default but security may not be disposable if and until successful auctions resume.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $3,606,298.

* Cost for federal income tax purposes is $633,295,977 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                    $   5,656,717
Gross unrealized depreciation                      (98,979,975)
                                                 -------------
Net unrealized appreciation (depreciation)       $ (93,323,258)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31,2008 (Unaudited)

                                Wells Fargo Advantage Municipal Income Funds 41

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
MUNICIPAL BONDS & NOTES: 98.01%

ALABAMA: 2.44%
$ 2,500,000   ALBAMA SPECIAL CARE FACILITIES FINANCING AUTHORITY-BIRMINGHAM AL
              SERIES A-1 (HCFR)                                                       5.00%         06/01/2012    $ 2,575,225
  1,250,000   EAST AL HEALTH CARE AUTHORITY SERIES B (HFFA REVENUE)                   4.63          09/01/2012      1,198,313
    450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                       4.63          02/15/2012        407,664
    500,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY BANK
              LOC)                                                                    5.25          02/01/2016        361,000
  3,945,000   LAKE MARTIN AL AREA IDA (IDR)                                           4.50          02/01/2010      3,915,846
  3,200,000   LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS BANK LOC)               4.00          08/01/2010      3,137,024
  5,455,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              BARRY SERIES A (POWER REVENUE) +/- ss                                   4.75          06/01/2034      5,399,741
  1,000,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY REVENUE)        4.00          09/01/2011        974,680
    800,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY REVENUE)        5.00          09/01/2012        792,744
    380,000   UNIVERSITY OF ALABAMA SERIES A (OTHER REVENUE)                          5.00          09/01/2013        373,513
  3,300,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE PROJECT
              (OTHER REVENUE) +/- ss                                                  5.00          07/01/2037      3,110,745

                                                                                                                   22,246,495
                                                                                                                  -----------
ALASKA: 1.58%
    195,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK
              LOC)                                                                    7.00          07/01/2009        199,466
    460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
              REVENUE LOC)                                                            6.00          01/01/2015        460,340
  8,330,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
              FAIRBANKS COMMUNITY SERIES A (HOSPITAL REVENUE, FIRST SECURITY
              BANK LOC) +/- ss                                                        1.70          04/01/2034      7,163,800
  5,595,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER
              FAIRBANKS COMMUNITY SERIES B (HOSPITAL REVENUE,
              FIRST SECURITY BANK LOC) +/- ss                                         1.70          04/01/2034      4,811,700
  2,480,000   ALASKA NORTHERN TOBACCO SECURITIZATION CORPORATION SERIES A
              (OTHER REVENUE)                                                         4.63          06/01/2023      1,835,150

                                                                                                                   14,470,456
                                                                                                                  -----------

ARIZONA: 3.81%
  1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D
              (HEALTHCARE FACILITIES REVENUE)                                         5.00          01/01/2012      1,016,130
 11,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES B (HOSPITAL REVENUE) +/- ss                                      2.10          02/01/2042      9,554,625
  3,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS HOSPITAL
              SERIES A (HOSPITAL REVENUE) +/- ss                                      2.25          02/01/2042      3,045,000
    265,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                  4.50          07/15/2009        261,945
    180,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                  4.70          07/15/2010        173,801
    185,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                  4.85          07/15/2011        173,906
    100,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                  5.00          07/15/2012         91,828
  3,640,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
              (WATER REVENUE)                                                         4.75          10/01/2032      3,457,308
  4,000,000   MOHAVE COUNTY IDA MOHAVE PRISON LLC EXPANSION PJ (OTHER REVENUE)        7.00          05/01/2013      3,926,600
  2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT (OTHER REVENUE)        6.38          01/01/2019      2,493,547
  1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC PROJECT (WATER
              REVENUE)                                                                5.50          12/01/2013      1,400,999
    960,000   PINAL COUNTY AZ ELECTRIC DISTRICT # 4 (ELECTRIC REVENUE)                4.25          12/01/2012        897,571
    690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER REVENUE)        4.85          07/15/2012        621,842
  2,220,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)             4.85          07/15/2014      2,000,464
  1,911,712   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
              FORT APACHE TIMBER EQUIPMENT LEASE                                      6.25          03/04/2012      1,705,171
  4,250,000   YAVAPAI AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT (OTHER
              REVENUE) +/- ss                                                         4.00          06/01/2027      3,996,275

                                                                                                                   34,817,012
                                                                                                                  -----------
ARKANSAS: 0.24%
    425,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
              LABORATORY (HCFR, AMBAC INSURED)                                        3.90          12/01/2024        424,924
    295,000   FAYETTEVILLE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)            4.13          11/01/2026        296,985
    500,000   GARLAND COUNTY AR FACILITIES BOARD                                      4.20          10/01/2009        491,775

42 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
ARKANSAS (CONTINUED)
$   495,000   GARLAND COUNTY AR FACILITIES BOARD                                      4.30%         10/01/2010    $   474,235
    165,000   GARLAND COUNTY AR FACILITIES BOARD                                      4.40          10/01/2011        153,331
    405,000   GARLAND COUNTY AR FACILITIES BOARD                                      4.50          10/01/2012        365,994

                                                                                                                    2,207,244
                                                                                                                  -----------

CALIFORNIA: 6.23%
  1,440,000   ABAG CA FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS GEORGIANA
              BRUCE KIRBY PREPARATORY SCHOOL (PRIVATE SCHOOL REVENUE,
              COMERCIA BANK CA LOC) +/- ss                                            3.85          02/01/2037      1,390,104
  2,440,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE - BACKED
              PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA INSURED)ss             4.10          08/01/2039      2,098,376
  1,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES PROGRAM SERIES E (HOUSING REVENUE, GNMA)                     4.35          02/01/2024        877,340
  2,490,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES SERIES D (OTHER REVENUE, GNMA)                               4.30          08/01/2024      2,164,159
    880,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
              (GO - STATES, TERRITORIES)                                              4.60          11/01/2013        769,595
  3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT #2
              (OTHER REVENUE)                                                         4.45          10/01/2011      3,099,327
  3,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                                5.25          07/15/2010      3,693,261
  2,800,000   MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT PROJECT AREA
              #1 (TAX INCREMENTAL REVENUE)                                            4.40          06/01/2012      2,557,856
  1,030,000   NORTHERN CA GAS AUTHORITY # 1 SERIES A (ELECTRIC PLANT REVENUE)         5.00          07/01/2010        961,742
 12,800,000   NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE) +/-                        3.20          07/01/2017      6,912,000
  9,300,000   NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE) +/-                    3.23          07/01/2019      4,173,375
  1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                5.65          08/01/2014      1,465,158
 10,700,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY +/- ss                     4.13          08/01/2037     10,727,606
  1,000,000   ROSEVILLE NATURAL GAS FINANCE AUTHORITY (UTILITIES REVENUE)             5.00          02/15/2011        941,420
  3,000,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE, AMBAC
              INSURED)                                                                5.63          09/01/2012      3,038,130
  1,575,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE) ++                                                             4.50          03/01/2011      1,434,920
  8,290,000   VERNON CA NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT SUBSERIES
              A-1 (OTHER REVENUE, MBIA INSURED) +/- ss                                5.00          08/01/2021      8,187,287
  1,380,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT SERIES
              A3 (UTILITIES REVENUE, MBIA INSURED) +/- ss                             5.00          08/01/2021      1,362,902
    775,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING HOME
              REVENUE)                                                                4.25          07/01/2011        765,607
    300,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING HOME
              REVENUE)                                                                5.00          07/01/2012        298,860

                                                                                                                   56,919,025
                                                                                                                  -----------

COLORADO: 2.21%
  1,525,000   BOULDER COUNTY CO HOVER MANOR PROJECT (HOUSING REVENUE, FNMA
              INSURED) +/- ss                                                         4.75          04/01/2026      1,570,857
  9,500,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER REVENUE,
              MBIA INSURED) +/- ss                                                    5.00          09/01/2039      9,364,910
    245,000   COLORADO ECFA (OTHER REVENUE)                                           5.75          11/15/2018        224,224
  1,500,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
              SERIES D (HFFA REVENUE) +/- ss                                          5.25          10/01/2038      1,492,155
  3,375,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES C-6
              (HCFR) +/- ss                                                           3.95          09/01/2036      3,393,090
     30,000   COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED (HFFA)                6.25          12/01/2010         31,032
    280,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL
              PREREFUNDED (HFFA) ss                                                   6.25          12/01/2010        296,100
  1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY COLORADO SERIES A2 (ECONOMIC
              DEVELOPMENT REVENUE, MBIA INSURED) +/- ss                               5.00          09/01/2039      1,478,670
  1,410,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT REVENUE)     5.00          05/01/2011      1,265,320
  1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE,
              RADIAN INSURED)                                                         5.38          12/01/2013      1,077,971

                                                                                                                   20,194,329
                                                                                                                  -----------

CONNECTICUT: 0.80%
  5,370,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
              (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED) +/- ss                 4.15          07/01/2037      5,370,000
  2,000,000   MASHANTUCKET WESTERN PEQUOT TRIBE CT SUBSERIES B (SPECIAL TAX
              REVENUE) ##                                                             6.79          09/01/2009      1,912,920

                                                                                                                    7,282,920
                                                                                                                  -----------

                                 Wells Fargo Advantage Municipal Income Funds 43

Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
DELAWARE: 0.42%
$ 2,660,000   DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR, AMBAC
              INSURED)                                                                5.25%         10/01/2010    $ 2,673,327
  1,295,000   DELAWARE STATE HOUSING AUTHORITY SENIOR SINGLE FAMILY MORTGAGE
              SERIES D1 (HOUSING REVENUE)                                             4.63          01/01/2023      1,150,323

                                                                                                                    3,823,650
                                                                                                                  -----------

DISTRICT OF COLUMBIA: 0.20%
  1,000,000   DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE
              APARTMENTS PROJECT B (HOUSING REVENUE)                                  4.10          03/01/2009      1,001,950
    840,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION           5.38          05/15/2010        837,152

                                                                                                                    1,839,102
                                                                                                                  -----------

FLORIDA: 8.10%
  2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
              PROJECT (HOUSING REVENUE, GIC RABOBANK NEDERLAND LOC)                   4.25          01/01/2012      2,757,440
  3,650,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                                4.80          11/01/2012      2,991,540
    515,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                          5.00          11/01/2012        525,578
     40,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT (HCFR)        6.00          11/15/2009         41,557
    123,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                    6.50          09/01/2022        127,936
    500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
              SERVICES (HCFR, SUNTRUST BANK LOC)                                      5.50          08/15/2014        513,175
  1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT
              SERIES A (OTHER REVENUE, MBIA INSURED)                                  5.00          03/01/2012        994,450
  1,550,000   CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK ACCOUNT
              SERIES A (OTHER REVENUE, MBIA INSURED)                                  5.00          03/01/2011      1,548,171
  1,400,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B (OTHER
              REVENUE)                                                                5.13          05/01/2016        843,752
  1,190,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR, FHLMC)     4.15          10/01/2021      1,063,979
    630,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2 (HOUSING
              REVENUE LOC)                                                            6.95          04/01/2024        645,700
 12,595,000   GULF BREEZE FL (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC) +/- ss                                                             5.00          12/01/2009     12,579,130
  4,000,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY SUNBELT ADVENTIST
              HEALTH SERIES A (HOSPITAL REVENUE) +/- ss                               5.85          11/15/2035      3,971,480
     15,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
              SYSTEM SERIES G (HEALTHCARE FACILITIES REVENUE)                         5.00          11/15/2009         15,552
    385,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
              SYSTEM SERIES G (HEALTHCARE FACILITIES REVENUE)                         5.00          11/15/2010        392,523
     15,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
              SYSTEM SERIES G (HEALTHCARE FACILITIES REVENUE)                         5.00          11/15/2010         15,984
    420,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY ADVENTIST SERIES G
              (HCFR)                                                                  5.00          11/15/2009        425,767
      5,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
              PARKING SOLUTIONS PROJECT (IDR LOC)                                     3.80          10/01/2009          4,866
 12,385,000   LEE COUNTY FL (OTHER REVENUE, MBIA INSURED)                             5.63          10/01/2012     12,637,902
  1,000,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY PROJECT
              (HCFR)                                                                  5.00          11/15/2009        982,700
    130,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING REVENUE
              LOC)                                                                    6.50          11/01/2023        132,467
  1,595,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
              (AIRPORT REVENUE, XLCA)                                                 5.00          10/01/2012      1,556,848
  4,185,000   MIAMI DADE COUNTY FL HOUSING FINANCE AUTHORITY HOME OWNERSHIP
              MORTGAGE SERIES A1 (HOUSING REVENUE, GNMA)                              5.20          10/01/2031      3,873,469
  7,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD ASSET BACKED SERIES A
              (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)                         5.00          08/01/2011      7,254,030
  2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, MBIA
              INSURED) +/- ss                                                         5.50          05/01/2030      2,633,025
  7,760,000   MIAMI FLORIDA DADE COUNTY SCHOOL BOARD SERIES A (LEASE REVENUE,
              FGIC INSURED)                                                           5.00          05/01/2012      7,830,538
  2,500,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, FGIC
              INSURED) +/- ss                                                         5.00          08/01/2025      2,552,125
  1,700,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS SERIES B
              (HOUSING REVENUE)                                                       4.13          07/01/2010      1,743,452
  2,610,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                           5.00          05/01/2011      2,690,962
    560,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS PROJECT
              SERIES A PREREFUNDED (NURSING HOME REVENUE) ss                          8.00          01/01/2017        605,198

                                                                                                                   73,951,296
                                                                                                                  -----------

44 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
GEORGIA: 3.51%
$ 1,000,000   ATLANTA GA SERIES A (WATER REVENUE LOC)                                 5.50%         11/01/2011    $ 1,059,410
  3,300,000   BURKE COUNTY DEVELOPMENT AUTHORITY (POLLUTION CONTROL
              REVENUE) +/- ss                                                         5.05          11/01/2048      3,281,850
  5,000,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER VOGTLE
              SERIES D (ELECTRIC REVENUE, MBIA INSURED) +/- ss                        4.75          01/01/2040      4,977,550
  5,500,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER-VOGTLE
              SERIES F (ELECTRIC REVENUE, MBIA INSURED) +/- ss                        4.75          01/01/2039      5,475,305
  1,786,002   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE (i)                  4.20          08/01/2013      1,789,217
    661,575   DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B (i)                4.20          08/01/2013        662,765
    545,395   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE (i)             4.20          03/01/2013        543,154
  4,550,000   MAIN STREET NATURAL GAS INCORPORATED SERIES B (UTILITIES REVENUE)       5.00          03/15/2009      4,533,575
  6,160,000   MAIN STREET NATURAL GAS INCORPORATED SERIES B (UTILITIES REVENUE)       5.00          03/15/2013      5,487,513
  4,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
              SCHERER SERIES 1 (OTHER REVENUE) +/- ss                                 4.50          07/01/2025      3,938,080
    321,581   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE (i)           4.20          03/01/2013        320,259

                                                                                                                   32,068,678
                                                                                                                  -----------

GUAM: 0.13%
  1,425,000   GUAM SERIES A (TAX REVENUE)                                             5.38          11/15/2013      1,217,862
                                                                                                                  -----------

HAWAII: 0.49%
  3,000,000   HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)                            5.75          07/01/2015      2,960,910
  1,500,000   STATE OF HAWAII (AIRPORT REVENUE, FGIC INSURED)                         6.50          07/01/2014      1,520,295

                                                                                                                    4,481,205
                                                                                                                  -----------

IDAHO: 0.35%
  3,180,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (HOUSING REVENUE)          6.25          07/01/2038      3,211,450
                                                                                                                  -----------

ILLINOIS: 2.72%
  1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                                      5.00          12/30/2010        990,990
  2,235,000   AURORA IL SERIES B                                                      4.90          12/30/2011      2,042,634
    990,000   AURORA IL TAX INCREMENTAL REVENUE                                       5.00          12/30/2009        965,102
    600,000   CHICAGO IL CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE)      4.50          12/01/2012        552,048
    750,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT SERIES A
              (TAX REVENUE, ACA INSURED)                                              5.00          11/15/2010        729,128
    365,000   CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA)                            4.38          12/01/2017        351,488
  1,200,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                5.38          01/01/2013      1,269,180
  1,270,000   CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)                             4.20          06/01/2022      1,157,884
  1,925,000   CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)                             4.15          06/01/2022      1,750,634
    360,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
              REVENUE)                                                                5.00          12/01/2014        322,042
  6,900,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER REVENUE) +/- ss           3.75          02/01/2033      6,770,832
    140,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
              SERIES A                                                                5.38          07/01/2009        140,318
  1,480,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (OTHER REVENUE)                                                4.75          07/01/2010      1,447,026
  1,440,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (OTHER REVENUE)                                                4.80          07/01/2011      1,380,514
  1,000,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (OTHER REVENUE)                                                4.85          07/01/2012        939,860
  1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
              (HOSPITAL REVENUE)                                                      5.50          10/01/2010      1,070,591
    195,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
              SYSTEMS PROJECT (HCFR LOC)                                              5.25          10/01/2009        198,762
    540,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR, FIRST
              SECURITY BANK LOC)                                                      6.13          04/01/2012        576,661
    500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)          5.50          11/15/2010        503,205
  1,385,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                   5.75          01/01/2010      1,435,885
    215,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL       6.05          12/01/2011        214,308

                                                                                                                   24,809,092
                                                                                                                  -----------

                                 Wells Fargo Advantage Municipal Income Funds 45

Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
INDIANA: 1.69%
$ 3,500,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES (TAX
              ALLOCATION REVENUE)                                                     5.13%         04/03/2009    $ 3,487,575
    765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE, MBIA
              INSURED)                                                                6.25          07/05/2016        849,540
  2,500,000   COUNTY OF JASPER (POLLUTION CONTROL REVENUE, MBIA INSURED)              5.20          06/01/2013      2,458,825
  2,000,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE) +/-                3.93          10/15/2009      1,960,000
  4,040,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE) +/-                3.95          10/15/2010      3,797,600
    535,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER REVENUE)         4.00          08/15/2012        533,641
    250,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER REVENUE)         4.00          08/15/2012        249,365
    650,000   VALPARAISO IN VALPARAISO FAMILY YMCA (OTHER REVENUE)                    4.70          12/01/2009        643,890
  1,500,000   WEST BADEN SPRINGS IN TOWN HALL SPECIAL REVENUE BAN (OTHER REVENUE)     5.00          11/01/2011      1,483,785

                                                                                                                   15,464,221
                                                                                                                  -----------

IOWA: 1.63%
    425,000   MUSCATINE IA (ELECTRIC REVENUE)                                         9.70          01/01/2013        495,499
    180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC) ss           5.50          06/01/2012        194,335
    460,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC) ss           5.50          06/01/2014        496,634
 12,795,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC) ss           5.30          06/01/2025     13,711,250

                                                                                                                   14,897,718
                                                                                                                  -----------

KANSAS: 1.72%
  3,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER REVENUE,
              XLCA INSURED) +/- ss                                                    5.25          12/01/2023      3,335,045
    100,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                         5.00          09/01/2009         99,226
    205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                         5.00          09/01/2010        199,789
    225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                         5.00          03/01/2011        215,858
    200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                         5.00          09/01/2011        190,170
  1,510,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE, GNMA)      4.10          12/01/2023      1,435,768
  2,000,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL REVENUE)+/- ss       4.13          09/01/2037      1,975,420
    100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
              INCREMENTAL REVENUE)                                                    5.00          03/01/2012         93,644
    100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
              INCREMENTAL REVENUE)                                                    5.00          09/01/2012         92,767
  7,950,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX SECOND
              LIEN AREA B (SALES TAX REVENUE)                                         5.00          12/01/2020      6,310,631
  2,000,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B                                                      4.75          12/01/2016      1,729,900

                                                                                                                   15,678,218
                                                                                                                  -----------

KENTUCKY: 1.82%
  1,710,000   KENTON COUNTY KY AIRPORT BOARD (AIRPORT REVENUE, MBIA INSURED)          5.63          03/01/2015      1,721,850
  3,840,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A
              (AIRPORT REVENUE, XLCA INSURED)                                         5.00          03/01/2012      3,848,640
  2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A
              (AIRPORT REVENUE, XLCA INSURED)                                         5.00          03/01/2013      2,717,477
  5,830,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES B
              (AIRPORT REVENUE, XLCA INSURED)                                         5.00          03/01/2012      5,843,118
    475,000   KENTON COUNTY KY AIRPORT BOARD SERIES A (AIRPORT REVENUE, MBIA
              INSURED)                                                                5.63          03/01/2014        480,372
  2,000,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY SERIES
              A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                            5.75          07/01/2015      1,975,000

                                                                                                                   16,586,457
                                                                                                                  -----------

LOUISIANA: 2.15%
  1,000,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE CORRECTIONAL
              FACILITIES PROJECT                                                      6.25          03/01/2019        782,390
  1,510,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY
              DEVELOPMENTSHEVEPORT AIRPORT SYSTEMS SERIES B (OTHER REVENUE,
              FIRST SECURITY BANK LOC)                                                5.25          01/01/2019      1,385,274
    160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR,
              CIFG INSURED)                                                           5.00          07/01/2010        161,614
    100,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR,
              CIFG INSURED)                                                           5.00          07/01/2012        100,382
  3,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC PROJECT
              (ELECTRIC REVENUE) +/- ss                                               7.00          12/01/2038      2,987,550

46 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
LOUISIANA (continued)
$ 4,255,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
              (OTHER REVENUE, AMBAC INSURED)                                          5.00%         06/01/2009   $ 4,278,275
  4,825,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
              (PROPERTY TAX REVENUE, AMBAC INSURED)                                   5.00          06/01/2012     4,821,816
  1,459,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS              6.25          01/15/2011     1,566,237
    910,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
              INCORPORATED (OTHER REVENUE, MBIA INSURED)                              5.25          08/15/2013       965,064
  2,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC PROJECT (OTHER
              REVENUE) +/- ss                                                         6.00          10/01/2038     1,970,520
    670,000   VILLAGE OF EPPS LA                                                      7.25          06/01/2009       661,752

                                                                                                                  19,680,874
                                                                                                                  -----------

MARYLAND: 0.19%
400,000       MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL SERIES H
              (HOUSING REVENUE)                                                       4.55          09/01/2012       400,116
  1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY SERIES A
              (SALES TAX REVENUE)                                                     5.13          12/01/2011     1,345,578
                                                                                                                   1,745,694
                                                                                                                  -----------

MASSACHUSETTS: 1.54%
3,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER REVENUE)+/-           2.60          11/01/2020     1,890,000
    330,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
              (ELECTRIC REVENUE)                                                      5.13          12/01/2011       337,950
  2,250,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B (HCFR)         6.50          07/01/2012     2,279,543
    775,000   MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)              5.25          07/01/2009       768,916
  1,870,000   MASSACHUSETTS HOUSING FINANCE AGENCY SERIES A (HOSPITAL REVENUE,
              FIRST SECURITY BANK LOC)                                                4.45          07/01/2011     1,877,106
  1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL SERIES A
              (OTHER REVENUE)                                                         5.35          12/01/2010     1,376,726
  3,925,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT # 6
              SERIES 1 (ELECTRIC REVENUE, MBIA INSURED) +/- ss (m) (n)                0.12          07/01/2019     3,925,000
  1,835,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.50          01/01/2016     1,085,091
    950,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.50          01/01/2017       560,253

                                                                                                                  14,100,585
                                                                                                                  -----------

MICHIGAN: 1.60%
  1,145,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE (PROPERTY
              TAX REVENUE, FGIC INSURED)                                              7.88          05/01/2011     1,220,387
  4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
              REVENUE)                                                                5.00          04/01/2013     4,283,595
  1,970,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)         5.00          10/01/2017     1,593,238
    600,000   MICHIGAN STATE BUILDING AUTHORITY FACILITIES PROGRAM SERIES 1
              (LEASE REVENUE)                                                         5.13          10/15/2015       611,730
    300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION GROUP
              SERIES A PREREFUNDED (HOSPITAL REVENUE) ss                              5.13          11/01/2029       306,537
  1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
              (HCFR)                                                                  5.00          05/15/2013     1,417,751
  4,960,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY GREENWOOD VILLA
              PROJECT (HOUSING REVENUE, FIRST SECURITY BANK LOC)                      4.75          09/15/2017     5,195,749

                                                                                                                  14,628,987
                                                                                                                  -----------

MINNESOTA: 2.45%
    850,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)                          8.50          03/01/2019       918,230
  8,400,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)                          8.50          09/01/2019     9,062,844
  2,665,000   CITY OF MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)         5.13          11/15/2013     2,702,896
    290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL CENTER
              PROJECT (HCFR)                                                          4.50          11/01/2011       284,026
  6,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
              HEALTHSPAN SERIES B (HOSPITAL REVENUE, AMBAC INSURED) +/- (m) (n)       1.78          11/15/2017     6,500,000
  2,190,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUB
              SERIES D (AIRPORT REVENUE, FGIC INSURED)                                5.75          01/01/2012     2,194,490
    635,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)           6.38          01/01/2016       715,239
                                                                                                                  22,377,725
                                                                                                                  -----------

                                 Wells Fargo Advantage Municipal Income Funds 47

Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
MISSISSIPPI: 0.33%
$ 2,000,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION CAMPUS
              FACILITIES PROJECT (EDUCATIONAL FACILITIES REVENUE)+/- ss               5.00%         03/01/2034    $ 2,031,740
  1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY MISSISSIPPI
              BAPTIST HEALTH SYSTEM INCORPORATED SERIES A (HOSPITAL REVENUE)          5.00          08/15/2012      1,000,210

                                                                                                                    3,031,950
                                                                                                                  -----------

MISSOURI: 2.68%
  4,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
              REVENUE, CIFG INSURED)                                                  4.00          04/15/2026      4,269,125
    940,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
              REVENUE)                                                                4.50          04/01/2021        923,663
  2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                      5.25          12/01/2014      1,780,080
    475,000   MISSOURI DEVELOPMENT FINANCE BOARD MO (DEPOSITORY INSTITUTIONS)         4.00          04/01/2012        469,846
    500,000   MISSOURI DEVELOPMENT FINANCE BOARD MO (DEPOSITORY INSTITUTIONS)         4.25          04/01/2013        492,240
  1,595,000   MISSOURI HOUSING DEVELOPMENT COMMISSION HOMEOWNERSHIP LOAN PROGRAM
              SERIES D (HOUSING REVENUE, GNMA)                                        6.00          03/01/2036      1,567,247
  5,350,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND ENERGY RESOURCES
              AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC COOP PROJECT
              (ELECTRIC REVENUE) +/- ss                                               4.38          12/01/2034      5,431,962
    105,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES B2    6.40          03/01/2029        104,439
    140,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES D2    6.30          03/01/2029        141,460
  2,500,000   ST LOUIS MO LAMBERT ST LOUIS INTERNATIONAL SERIES B (AIRPORT REVENUE,
              FGIC INSURED)                                                           6.00          07/01/2011      2,529,400
  3,955,000   ST. LOUIS COUNTY MO HOUSING AUTHORITY OAKMONT HATHAWAY & BRIGHTON
              SERIES A (HFFA REVENUE, FNMA INSURED)                                   4.55          05/01/2031      3,992,612
  2,750,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT
              REVENUE, FGIC INSURED)                                                  6.00          07/01/2013      2,770,983

                                                                                                                   24,473,057
                                                                                                                  -----------

MONTANA: 0.65%
    135,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                        5.00          06/01/2011        133,323
    310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                        5.00          06/01/2012        301,193
    150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
              INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                        5.00          06/01/2012        145,739
  4,000,000   FORSYTH MT SERIES A (IDR) +/- ss                                        5.20          05/01/2033      4,008,600
  1,000,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE PROJECT
              (HCFR, AMBAC INSURED)                                                   5.38          09/01/2011      1,053,040
    270,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                            4.20          12/01/2013        262,211

                                                                                                                    5,904,106
                                                                                                                  -----------

NEBRASKA: 0.86%
    640,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)               4.65          06/15/2012        628,250
  1,810,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES 4 (UTILITIES REVENUE)       5.00          12/01/2011      1,650,286
  3,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (OTHER REVENUE)           5.00          12/01/2012      2,683,020
  2,515,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES G (SFHR, GNMA)             5.10          09/01/2029      2,309,273
    620,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)            6.25          09/01/2012        561,788

                                                                                                                    7,832,617
                                                                                                                  -----------

NEVADA: 0.39%
  1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
              INSURED)                                                                5.25          06/01/2011      1,154,572
  1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
              INSURED)                                                                5.25          06/01/2012      1,201,991
  1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
              INSURED)                                                                5.25          06/01/2013      1,220,419

                                                                                                                    3,576,982
                                                                                                                  -----------

NEW JERSEY: 0.82%
  2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)       5.00          06/15/2012      1,941,380
    250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)          5.63          06/15/2019        201,588
  2,615,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (TAX REVENUE)   5.38          06/15/2014      2,408,232

48 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
NEW JERSEY (continued)
$    85,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE         5.63%       06/15/2017      $    72,528
  1,065,000   NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                   4.80        08/01/2021        1,064,478
    995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
              (OTHER REVENUE, AMBAC INSURED)                                          5.20        06/01/2013        1,000,283
    165,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
              (TOLL ROAD REVENUE)                                                     6.20        01/01/2010          169,585
    670,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
              APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE
              BANK LOC) +/- ss                                                        4.10        03/15/2040          674,456
                                                                                                                    7,532,530
                                                                                                                  -----------
NEW MEXICO: 3.15%
    320,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                      3.70        04/01/2010          319,520
    515,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY                                   4.05        07/01/2026          440,855
 11,375,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA            4.20        07/01/2028       10,752,560
  4,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY RIVERWALK APARTMENTS SERIES C
              (HOUSING REVENUE, FNMA) +/- ss                                          5.00        07/01/2031        4,103,960
  1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS IA2 (SFMR, GNMA)       5.60        01/01/2039          913,000
  5,500,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING
              REVENUE, GNMA INSURED)                                                  4.38        07/01/2033        5,421,570
    405,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
              REVENUE LOC)                                                            7.10        09/01/2030          413,323
  1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                         4.40        01/01/2027          876,350
    720,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
              REVENUE LOC)                                                            6.75        09/01/2029          732,938
    295,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
              REVENUE LOC)                                                            6.80        03/01/2031          300,410
  4,340,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SOMBRA DEL OSO APARTMENTS
              SERIES B (HOUSING REVENUE, FNMA) +/- ss                                 5.00        07/01/2031        4,452,797
                                                                                                                   28,727,283
                                                                                                                  -----------
NEW YORK: 1.82%
  2,050,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
              INSURED) +/- ss                                                         4.20        10/01/2031        2,016,729
  1,455,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK) +/- ss              4.25        11/01/2037        1,442,909
    750,000   METROPOLITAN TRANSPORTATION AUTHORITY SERIES H (TRANSPORTATION
              REVENUE)                                                                5.25        11/15/2011          789,923
    265,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C              5.63        11/01/2010          271,079
    205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM F1
              (IDR, ACA INSURED)                                                      4.30        07/01/2010          193,001
    325,000   NEW YORK CITY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE
              REVENUE)                                                                5.00        01/01/2012          314,386
  1,390,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
              SERIES A                                                                5.00        12/01/2016        1,121,271
  1,885,000   NEW YORK STATE DORMITORY AUTHORITY GOOD SAMARITAN HOSPITAL MEDICAL
              CENTER SERIES A (HCFR, MBIA INSURED)                                   5.80        07/01/2015        1,890,429
  2,235,000   NEW YORK STATE DORMITORY AUTHORITY ST. FRANCIS HOSPITAL SERIES A
              (HCFR, MBIA INSURED)                                                    5.80        07/01/2015        2,241,437
     95,000   NEW YORK TOBACCO SETTLEMENT FINANCING CORPORATION SERIES A-1
              (OTHER REVENUE)                                                         5.50        06/01/2016           95,767
  1,750,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL ROAD REVENUE,
              FGIC INSURED)                                                           5.25        10/01/2015        1,798,790
    520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY BUFFALO NIAGARA
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)          5.75        04/01/2011          523,266
    325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM G1
              (IDR, ACA INSURED)                                                      4.35        07/01/2011          295,120
     50,000   SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                    6.88        07/01/2010           48,742
  3,500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B1C (OTHER REVENUE)       5.50        06/01/2017        3,535,245
                                                                                                                   16,578,094
                                                                                                                  -----------
NORTH CAROLINA: 1.07%
    400,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                  6.00        01/01/2009          400,000
    670,000   NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP SERIES 14A
              (HOUSING REVENUE, AMBAC INSURED)                                        4.35        01/01/2028          622,242
  7,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
              SERIES E1 (NURSING HOME REVENUE) +/- ss                                 5.75        12/01/2036        7,427,925
  1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                     5.38        12/01/2010        1,313,075
                                                                                                                    9,763,242
                                                                                                                  -----------

                                 Wells Fargo Advantage Municipal Income Funds 49

Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
NORTH DAKOTA: 0.73%
$ 1,000,000   CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING HOME
              REVENUE, MBIA INSURED)                                                  5.50%         06/01/2011    $ 1,002,450
  1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR, MBIA
              INSURED)                                                                5.40          08/15/2011      1,028,065
  1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR, MBIA
              INSURED)                                                                5.40          08/15/2012      1,312,410
  3,370,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HCFR, MBIA INSURED)     6.13          12/01/2014      3,328,785
                                                                                                                    6,671,710
                                                                                                                  -----------
OHIO: 3.01%
  1,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT SERIES A
              (ELECTRIC REVENUE)                                                      5.00          02/01/2010        975,780
     50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
              (EXCISE TAX REVENUE)                                                    4.25          06/01/2011         47,926
  2,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1 (OTHER
              REVENUE)                                                                5.00          06/01/2011      1,950,240
    965,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2
              (EXCISE TAX REVENUE)                                                    5.13          06/01/2024        641,339
  3,000,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN (HOUSING REVENUE)        4.00          08/28/2009      3,010,380
  1,805,000   LAKE COUNTY OH HOSPITAL SYSTEM SERIES C (HOSPITAL REVENUE)              4.00          08/15/2011      1,730,544
  5,500,000   MONTGOMERY OH CATHOLIC HEALTH INITIATIVES SERIES D (HOSPITAL
              REVENUE) +/- ss                                                         5.25          10/01/2038      5,436,530
  1,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY AIR QUALITY DEVELOPMENT
              AUTHORITY POWER PROJECT (POLLUTION CONTROL REVENUE,
              MBIA INSURED) +/- ss                                                    4.85          08/01/2040      1,463,895
  4,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY OHIO POWER (POWER
              REVENUE) +/- ss                                                         7.13          06/01/2041      4,493,340
  5,375,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL SERIES B-2 (HOUSING
              REVENUE, GNMA)                                                          5.30          09/01/2029      5,006,114
  1,000,000   OHIO ST HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL CLEVELAND
              CLINIC HEALTH SERIES A (HOSPITAL REVENUE)                               5.00          01/01/2014      1,031,190
  1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
              CLEVELAND CLINIC HEALTH SERIES A (HOSPITAL REVENUE)                     4.00          01/01/2013      1,746,798

                                                                                                                   27,534,076
                                                                                                                  -----------

OKLAHOMA: 2.08%
  1,530,000   CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR, ACA
              INSURED) ++                                                             4.10          12/01/2011      1,495,560
  2,700,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                            5.38          12/01/2017      2,181,438
    663,084   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
              (EDUCATIONAL FACILITIES REVENUE)                                        6.25          08/15/2014        712,438
  1,000,000   GRAND RIVER DAM AUTHORITY (ELECTRIC REVENUE, AMBAC INSURED)             6.25          06/01/2011      1,060,770
  1,865,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY EDUCATIONAL
              FACILITES LEASE REVENUE BLANCHARD PUBLIC SCHOOL PROJECT
              (LEASE REVENUE)                                                         4.25          09/01/2014      1,832,661
  4,490,000   MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES MUSKOGEE
              PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE AGREEMENT)             4.25          09/01/2012      4,679,523
    385,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL PROJECT
              (LEASE REVENUE)                                                         4.00          09/01/2014        375,444
  2,400,000   TULSA AIRPORTS IMPROVEMENT TRUST SERIES B2 (AIRPORT REVENUE, MBIA
              INSURED) +/- ss                                                         5.74          06/01/2017      2,400,000
  4,050,000   TULSA COUNTY OK INDUSTRIAL AUTHORITY OWASSO PUBLIC SCHOOLS PROJECT
              (LEASE REVENUE, ASSURED GUARANTY)                                       4.00          09/01/2012      4,220,424

                                                                                                                   18,958,258
                                                                                                                  -----------

OREGON: 0.79%
  5,000,000   PORT OF MORROW OR POLLUTION CONTROL PORTLAND GENERAL SERIES A
              (IDR) +/- ss                                                            5.20          05/01/2033      5,010,750
  2,470,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT SERIES
              B (ELECTRIC REVENUE)                                                    5.00          01/01/2012      2,217,591

                                                                                                                    7,228,341
                                                                                                                  -----------

OTHER: 0.05%
    500,000   CHARTER MAC EQUITY ISSUER TRUST ss ++                                   7.10          06/30/2009        501,295
                                                                                                                  -----------
PENNSYLVANIA: 4.73%
    200,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
              AIRPORT (AIRPORT REVENUE, FGIC INSURED)                                 6.00          01/01/2013        203,572
    930,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY PITTSBURGH
              MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                   5.40          08/15/2009        934,520

50 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
PENNSYLVANIA (continued)
$ 1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST PENN
              ALLEGHENY HEALTH SYSTEM SERIES A (HCFR)                                  5.00%         11/15/2011    $   940,114
  1,495,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                   5.25         10/01/2010      1,459,359
  1,870,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                   5.63         10/01/2015      1,636,213
  4,325,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)             6.10         07/01/2013      3,903,702
  2,710,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
              REVENUE, FIRST SECURITY BANK LOC)                                        4.50         02/15/2013      2,714,336
  8,080,000   HARRISBURG AUTHORITY SERIES D-1 (OTHER REVENUE, FIRST SECURITY
              BANK LOC) +/- ss                                                         6.75         12/01/2033      8,234,974
  3,250,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
              APPRECIATION LIMITED OBLIGATION SERIES C##                               5.62         12/15/2010      2,915,998
  2,700,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                                7.00         11/01/2018      2,935,305
    850,000   MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
              (HFFA REVENUE, ACA INSURED)                                              5.00         10/01/2010        822,222
    675,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)             5.00         11/15/2009        674,190
  1,900,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (ECONOMIC DEVELOPMENT
              REVENUE, AMBAC INSURED)                                                  5.00         12/01/2015      1,793,011
  7,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
              AUTHORITY)                                                               4.20         07/01/2009      7,810,998
  1,110,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)                 5.50         06/15/2016      1,065,733
  2,265,000   PHILADELPHIA PARKING AUTHORITY (AIRPORT REVENUE)                         5.00         09/01/2012      2,369,960
  2,405,000   PHILADELPHIA SCHOOL DISTRICT SERIES E (PROPERTY TAX REVENUE,
              STATE AID WITHHOLDING)                                                   5.00         09/01/2011      2,526,020
    230,000   SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG
              LLC PROJECT                                                              5.25         01/01/2009        230,000

                                                                                                                   43,170,227
                                                                                                                  -----------

PUERTO RICO: 2.26%
    310,000   CHILDREN'S TRUST FUND PUERTO RICO                                        4.00         05/15/2010        303,599
  3,000,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)                5.50         07/01/2011      2,955,090
    215,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (ELECTRIC REVENUE,
              MBIA INSURED)                                                            5.25         07/01/2014        218,599
  5,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
              FIRST SECURITY BANK LOC) +/-                                             3.12         07/01/2029      2,860,000
  1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)           5.00         07/01/2011      1,474,665
  4,000,000   PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)         4.75         10/01/2011      4,009,120
  1,280,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX
              REVENUE, MBIA INSURED)                                                   5.50         07/01/2013      1,237,018
  1,020,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC (TOLL
              ROAD REVENUE)                                                            5.00         07/01/2012        982,637
  2,745,000   PUERTO RICO HOUSING PUBLIC FINANCE CORPORATION COMMONWEALTH
              APPROPRIATION SERIES A (LEASE REVENUE, FGIC INSURED) +/- ss              5.25         08/01/2031      2,537,039
  4,125,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M (LEASE REVENUE)                                                 5.50         07/01/2011      4,063,249

                                                                                                                   20,641,016
                                                                                                                  -----------

RHODE ISLAND: 0.04%
    365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
                 REVENUE)                                                              4.50         09/01/2009        372,508
                                                                                                                  -----------

SOUTH CAROLINA: 1.71%
  1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B ##                                                             10.00         01/01/2027        233,091
  3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B ##                                                             10.00         01/01/2028        537,955
 18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B ##                                                              9.01         01/01/2037      1,547,418
 14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B ##                                                              9.80         01/01/2038        904,510
    190,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A             5.50         04/01/2011        175,326
  2,010,000   ORANGEBURG COUNTY SC ORANGEBURG JOINT GOVERNMENT ACTION AUTHORITY
              (HCFR, MBIA INSURED)                                                     5.00         04/01/2011      2,012,291
  6,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
              (HOSPITAL REVENUE) +/- ss                                                2.00         08/01/2039      6,045,000
  2,380,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
              RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC RABOBANK
              NEDERLAND LOC)                                                           4.13         10/01/2009      2,381,261
  2,000,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER REVENUE)       5.00         06/01/2018      1,780,040

                                                                                                                   15,616,892
                                                                                                                  -----------

                                 Wells Fargo Advantage Municipal Income Funds 51

Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
SOUTH DAKOTA: 0.18%
$   330,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                       6.00%        01/01/2009    $   330,000
    830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                      5.15         05/01/2014        710,422
    260,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                           4.50         04/01/2009        259,865
    350,000   SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                      4.38         04/01/2011        341,639

                                                                                                                    1,641,926
                                                                                                                  -----------

TENNESSEE: 5.36%
  3,000,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION (UTILITIES REVENUE)      5.00         12/15/2011      2,766,870
  1,200,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
              FACILITIES REVENUE, MBIA INSURED) ss                                     7.75         07/01/2029      1,364,160
 11,750,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES SERIES B (HOSPITAL
              REVENUE) ss                                                              8.00         07/01/2033     13,360,808
 10,700,000   JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD FIRST
              MORTGAGE-MTN STATES HEALTH SERIES A (HFFA REVENUE) ss                    7.50         07/01/2033     12,063,394
  3,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
              FACILITIES REVENUE, MBIA INSURED) ss                                     7.50         07/01/2033      4,126,838
  1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              UNIVERSITY HEALTH SYSTEMS INCORPORATED (HEALTH FACILITIES
              FINANCING AUTHORITY REVENUE)                                             4.13         04/01/2011      1,060,351
  1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
              DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR) +/- ss                      12.00          08/01/2019      1,200,000
    200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
              (AIRPORT REVENUE, FGIC INSURED)                                          5.38         07/01/2013        196,636
  1,000,000   SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE, AMBAC
              INSURED)                                                                 5.40         05/01/2011      1,000,530
  1,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
              REVENUE)                                                                 5.00         02/01/2011        923,470
 11,785,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES A (FUEL SALES
              TAX REVENUE)                                                             5.00         09/01/2011     10,855,399

                                                                                                                   48,918,456
                                                                                                                  -----------

TEXAS: 8.17%
 10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                  5.00         08/15/2034     10,087,200
     50,000   DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE,
              HUD INSURED)                                                             5.00         10/01/2009         49,742
    180,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
              PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                               9.00         01/01/2010        187,033
  1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                            5.00         10/01/2011      1,197,833
     10,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)              5.00         10/01/2012          9,630
    655,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS APARTMENTS
              PROJECT (HOUSING REVENUE LOC)                                            3.88         01/01/2010        660,862
  1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
              MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)                                                       5.20         05/15/2020        953,840
  3,000,000   HOUSTON TX FIRST LIEN SERIES C (WATER REVENUE, AMBAC
              INSURED) +/- ss                                                          5.00         05/15/2034      3,113,820
  2,500,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
              INSURED) +/- ss                                                          5.00         05/15/2034      2,594,850
    995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
              INSURED) +/-                                                             6.75         06/01/2033      1,013,328
  1,765,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS CENTER COMPANY
              PROJECT (OTHER REVENUE) +/- ss                                           5.13         06/01/2030      1,751,780
  1,589,000   MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP SERIES 14
              PARK ROW HOUSTON TX HFC PUTTABLE (MFHR, GUARANTEE AGREEMENT)
              ss                                                                       5.75         11/01/2034      1,435,677
  5,165,000   MUNIMAE TRUST SERIES 2001-9 CLASS A +/- ss                               3.90         08/24/2009      5,244,954
  8,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E2 (TOLL ROAD
              REVENUE) +/- ss                                                          5.25         01/01/2038      8,504,675
 10,100,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES E1 (OTHER REVENUE) +/- ss           5.00         01/01/2038     10,145,955
  3,250,000   NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES G (TOLL ROAD
              REVENUE) +/- ss                                                          5.00         01/01/2038      3,299,758
  3,000,000   NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES H (TOLL ROAD
              REVENUE) +/- ss                                                          5.00         01/01/2043      2,988,750
  1,170,000   ODESSA TX HOUSING AUTHORITY Section  8 ASSISTANCE PROJECT SERIES B
              (HOUSING REVENUE LOC)                                                    6.38         10/01/2011      1,144,716
  3,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION GAS SUPPLY
              REVENUE (UTILITIES REVENUE)                                              5.00         08/01/2011      3,257,940
    310,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
              INSURED)                                                                 6.00         09/01/2010        324,545
  6,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE) +/- ss           3.63         12/01/2027      6,051,600
  4,315,000   SAN ANTONIO TX GONZALEZ HOTEL OCCUPANCY (OTHER REVENUE, FGIC
              INSURED) ##                                                              3.48         08/15/2011      3,942,270

52 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
TEXAS (CONTINUED)
$ 1,615,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL HOUSE SERIES 2005 CLASS
              A (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) +/- ss                5.00%         08/15/2029    $ 1,634,170
    410,000   STATE OF TEXAS AFFORDABLE HOUSING CORPORATION (STATE AGENCY HOUSING
              REVENUE, GNMA INSURED)                                                  5.50          09/01/2038        393,481
  2,220,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES D
              (UTILITIES REVENUE)                                                     5.63          12/15/2017      1,905,271
  2,600,000   UNIVERSITY OF TEXAS SERIES A (COLLEGE & UNIVERSITY REVENUE)             4.00          08/15/2011      2,725,424

                                                                                                                   74,619,104
                                                                                                                  -----------

UTAH: 1.40%
 12,000,000   INTERMOUNTAIN UT POWER AGENCY SERIES F CONVENTION (POWER REVENUE,
              MORGAN STANLEY DEAN WITTER LOC) +/- ss                                  3.00          07/01/2015     12,001,800
     95,000   UTAH HOUSING CORPORATION SERIES D CLASS 1 (SFMR)                        2.95          07/01/2033         82,599
    790,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY SERIES A
              (OTHER REVENUE)                                                         5.13          06/15/2017        658,528

                                                                                                                   12,742,927
                                                                                                                  -----------

VIRGIN ISLANDS: 0.16%
  1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                               5.50          10/01/2014      1,440,255

VIRGINIA: 0.80%
  1,900,000   AMELIA COUNTY VA IDA +/- ss                                             4.80          04/01/2027      1,821,036
  1,500,000   KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED SERIES A
              (IDR)ss                                                                 4.10          06/01/2023      1,487,640
  3,500,000   MARQUIS CDA VA (OTHER REVENUE)                                          5.10          09/01/2013      3,071,495
    395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES (COLLEGE
              & UNIVERSITY REVENUE)                                                   4.50          06/01/2012        389,012
    535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT
              (COLLEGE & UNIVERSITY  REVENUE)                                         5.00          06/01/2014        524,867
                                                                                                                    7,294,050
                                                                                                                  -----------

WASHINGTON: 1.78%
  3,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01 (SPECIAL
              TAX REVENUE)                                                            5.00          08/01/2011      2,962,140
  2,285,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND ANTICIPATION NOTES #
              2007-01 (SPECIAL FACILITIES REVENUE)                                    4.75          08/01/2011      2,358,371
    485,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                            5.13          09/01/2009        483,210
    500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                               5.25          12/01/2015        463,700
    260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)        4.25          12/01/2011        262,522
    200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)        4.25          12/01/2012        198,768
    185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)        4.25          12/01/2013        182,414
    395,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A (OTHER
              REVENUE, ACA INSURED)                                                   5.80          12/01/2015        276,421
    575,000   QUINCY WA WATER & SEWER REVENUE                                         4.75          11/01/2009        582,136
    500,000   SKAGIT COUNTY PUBLIC HOSPITAL DISTRICT # 1 (HOSPITAL REVENUE)           5.50          12/01/2013        441,110
    145,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                6.00          06/01/2010        141,439
  1,420,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A (TAX REVENUE, MBIA
              INSURED)                                                                5.00          12/01/2011      1,400,219
    200,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED                            5.25          06/01/2009        199,916
  7,390,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                            6.50          06/01/2026      6,175,454
     95,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1
              SERIES B (ELECTRIC REVENUE)                                             7.25          07/01/2009         98,101

                                                                                                                   16,225,921
                                                                                                                  -----------

                                 Wells Fargo Advantage Municipal Income Funds 53

Portfolio of Investments--December 31, 2008 (Unaudited)

SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
-----------   ------------------------------------------------------------------  -------------   -------------   -----------
WEST VIRGINIA: 0.52%
$  630,000    BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                         4.50%         10/01/2013    $   554,873
   545,000    BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                         4.55          10/01/2014        467,517
   900,000    BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)                4.38          10/01/2011        854,955
   200,000    KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                       7.38          09/01/2011        229,212
   175,000    OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                       7.00          10/01/2010        185,136
 2,400,000    WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY POLLUTION CONTROL
              SERIES D (POLLUTION CONTROL REVENUE)                                    4.85          05/01/2019      2,261,952
   170,000    WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS
              LOAN PROGRAM (SEWER REVENUE)                                            7.10          11/01/2009        177,769

                                                                                                                    4,731,414
                                                                                                                  -----------

WISCONSIN: 4.45%
  2,135,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED         5.75          06/01/2011      2,129,129
    715,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED         5.00          06/01/2009        714,707
              (OTHER REVENUE)
  6,460,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED         6.00          06/01/2017      5,957,347
              (OTHER REVENUE)
 20,725,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED         6.13          06/01/2027     18,240,280
              (OTHER REVENUE)
  2,875,000   FREEDOM WI SANITATION DISTRICT #1 BOND ANTICIPATION NOTES (OTHER        4.90          06/01/2011      2,884,085
              REVENUE)
  2,000,000   KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                       4.75          03/01/2011      2,003,620
    650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                               5.20          12/01/2009        644,625
      5,000   STEVENS POINT WI CDA Section 8                                          6.50          09/01/2009          5,187
    200,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A    4.50          08/15/2009        196,934
    790,000   WISCONSIN HEFA THREE PILLARS COMMUNITIES                                5.00          08/15/2010        791,849
  2,550,000   WISCONSIN HEFA UNITED HEALTH GROUP INCORPORATED SERIES B (HCFR,         5.50          12/15/2016      2,538,347
              MBIA INSURED)
  2,420,000   WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED (HCFR, MBIA     6.10          08/15/2009      2,418,911
              INSURED)
    825,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A (OTHER
              REVENUE,AMBAC INSURED)                                                  5.88          11/01/2016        838,232
  1,295,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F             5.20          07/01/2018      1,258,419
                                                                                                                   40,621,672
                                                                                                                  -----------

TOTAL MUNICIPAL BONDS & NOTES  (COST $935,863,303)                                                                895,050,204
                                                                                                                  -----------

US TREASURY SECURITIES: 0.55%

US TREASURY BILLS: 0.55%
  2,525,000   US TREASURY BILL ##                                                     0.00          01/02/2009      2,525,000
  2,525,000   US TREASURY BILL ##                                                     0.05          01/08/2009      2,524,997
                                                                                                                    5,049,997
                                                                                                                  -----------

TOTAL US TREASURY SECURITIES (COST $5,050,021)                                                                      5,049,997
                                                                                                                  -----------

54 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)


SHORT-TERM MUNICIPAL BOND FUND
SHARES SECURITY NAME

                                                                                               VALUE
SHORT-TERM INVESTMENTS: 0.71%
MUTUAL FUNDS: 0.71%
   6,450,348  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++              $      6,450,348
                                                                                         ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,450,348)                                                  6,450,348
                                                                                         ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $947,363,672)*                                                            99.27%   $    906,550,549

OTHER ASSETS AND LIABILITIES, NET                                                0.73           6,649,499
                                                                               -------   ----------------

TOTAL NET ASSETS                                                               100.00%   $    913,200,048
                                                                               -------   ----------------

+/-   Variable Rate Investments.

ss These Securities are Subject to a Demand Feature Which Reduces the Effective Maturity.

++ Securities That May be Resold to "Qualified Institutional Buyers" under Rule 144A or Securities Offered Pursuant to Section 4(2) of the Securities Act of 1933, as Amended.

##    Zero Coupon Bond. Interest Rate Presented is Yield to Maturity.

#     Security Pledged as Collateral for Futures Transactions. (See Note 2)

(m) an Auction-rate Security Whose Interest Rate Resets At Predetermined Short-term Intervals Through a Dutch Auction; Rate Shown Represents the Rate in Effect At December 31, 2008.

(n) Auction to Set Interest Rate On Security Failed At Period End Due to Insufficient Investor Interest; Failed Auction Does Not Itself Cause a Default But Security May Not be Disposable If and Until Successful Auctions Resume.

~ This Wells Fargo Advantage Fund Invests Cash Balances That It Retains for Liquidity Purposes in a Wells Fargo Advantage Money Market Fund. the Fund Does Not Pay an Investment Advisory Fee for Such Investments.

+++   Short-term Security of an Affiliate of the Fund With a Cost of
      $6,450,348.

* Cost for Federal Income Tax Purposes is $948,100,779 and Net Unrealized Appreciation (Depreciation) Consists Of:

   Gross Unrealized Appreciation                 $    2,349,414
   Gross Unrealized Depreciation                    (43,899,644)

Net Unrealized Appreciation (Depreciation)       $  (41,550,230)

The Accompanying Notes are an Integral Part of These Financial Statements.

                                 Wells Fargo Advantage Municipal Income Funds 55

Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
MUNICIPAL BONDS & NOTES: 93.02%

ALABAMA: 1.00%
$    5,000,000  BIRMINGHAM JEFFERSON CIVIC CENTER AUTHORITY AL SERIES A (SPECIAL TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                            4.25%  01/01/2009  $  5,000,000
     1,500,000  CHATOM INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY COOP PROJECTS SERIES A
                (ELECTRIC REVENUE, GUARANTEE AGREEMENT) ss +/-                                      6.00   11/15/2038     1,500,000
     2,380,000  COUNTY OF JEFFERSON AL SERIES B 8 (OTHER REVENUE, FIRST SECURITY BANK LOC)          5.25   02/01/2012     1,975,686
     3,000,000  JEFFERSON AL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                          5.00   04/01/2009     2,933,880
     2,450,000  LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS BANK LOC)                           4.00   08/01/2010     2,401,784

                                                                                                                         13,811,350
                                                                                                                       ------------
ALASKA: 1.52%
     9,800,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER FAIRBANKS COMMUNITY
                SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.70   04/01/2034     8,428,000
    12,420,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY GREATER FAIRBANKS COMMUNITY
                SERIES B (HOSPITAL REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.70   04/01/2034    10,681,200
     2,475,000  ALASKA NORTHERN TOBACCO SECURITIZATION CORPORATION SERIES A (OTHER REVENUE)         4.63   06/01/2023     1,831,451

                                                                                                                         20,940,651
                                                                                                                       ------------
ARIZONA: 2.71%
     6,300,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES B
                (HOSPITAL REVENUE) ss +/-                                                           2.10   02/01/2042     5,386,500
     8,650,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDRENS HOSPITAL SERIES A
                (HOSPITAL REVENUE) ss +/-                                                           2.25   02/01/2042     7,525,500
     2,000,000  MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT INCOME PROJECT
                (SOLID WASTE REVENUE) ss +/-                                                        7.00   12/01/2031     1,965,540
     3,395,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION (PCR) ss +/-                       2.90   06/01/2035     3,387,531
    11,965,000  MARICOPA COUNTY IDA CATHOLIC HEALTH CARE WEST SERIES A (HOSPITAL REVENUE,
                MBIA INSURED)                                                                       5.75   07/01/2011    11,972,418
     4,000,000  MOHAVE COUNTY IDA MOHAVE PRISON LLC EXPANSION PROJECT (OTHER REVENUE)               6.75   05/01/2012     3,955,080
     1,450,000  YAVAPAI AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT (OTHER REVENUE) ss +/-         4.00   06/01/2027     1,363,435
     2,000,000  YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT SERIES A2
                (OTHER REVENUE) ss +/-                                                              4.25   03/01/2028     1,913,580

                                                                                                                         37,469,584
                                                                                                                       ------------
ARKANSAS: 0.08%
       505,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES PROGRAM
                SERIES D (SFHR, GNMA)                                                               4.80   07/01/2032       478,099
       705,000  SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)                          4.00   07/01/2027       669,835

                                                                                                                          1,147,934
                                                                                                                       ------------
CALIFORNIA: 7.25%
     9,740,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
                INSURED) ss +/-                                                                    12.00   11/01/2034     9,740,000
     1,630,000  CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE) ss +/-                   4.45   07/01/2026     1,593,276
       100,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)                         4.70   08/01/2016       100,853
     7,000,000  CALIFORNIA HFFA SAN DIEGO HOSPITAL SERIES A (HOSPITAL REVENUE, MBIA
                INSURED) ss +/- (m)(n)                                                              1.62   07/15/2018     7,000,000
       635,000  CALIFORNIA HFFA SOUTHERN CALIFORNIA PRESBYTIAN (HOSPITAL REVENUE, MBIA
                INSURED) ss +/-                                                                     8.00   12/01/2028       635,000
     1,600,000  CALIFORNIA STATEWIDE CDA SUTTER HEALTH OBLIGATED GROUP (LEASE REVENUE,
                MBIA INSURED)                                                                       5.50   08/15/2009     1,605,184
     2,100,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD REVENUE)              5.25   07/15/2010     1,988,679
     4,700,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A-1 (OTHER REVENUE)          4.00   06/01/2010     4,599,984
    10,000,000  NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE) +/-                               3.05   07/01/2013     8,000,000
     1,535,000  NORTHERN CA GAS AUTHORITY # 1 SERIES A (ELECTRIC PLANT REVENUE)                     5.00   07/01/2010     1,433,276
     9,500,000  NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE) +/-                                    3.20   07/01/2017     5,130,000
     2,800,000  NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE) +/-                                3.23   07/01/2019     1,256,500
     5,700,000  ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINED SAVERS & RIBS
                (SALES TAX REVENUE)                                                                 6.20   02/14/2011     5,754,663
     1,000,000  ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)                         5.50   07/01/2011     1,002,240

56 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
CALIFORNIA (continued)
$   14,700,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY ss +/-                                 4.13%  08/01/2037  $ 14,737,926
     2,000,000  SAN BERNARDINO COUNTY CA HOUSING AUTHORITY EQUITY RESIDENTIAL REDLANDS
                SERIES A (HOUSING REVENUE) ss +/-                                                   5.20   06/15/2029     1,976,500
     1,000,000  SAN FRANCISCO AIRPORTS COMMISSION SECOND SERIES A (AIRPORT REVENUE) ss +/-          6.50   05/01/2019     1,003,040
    11,060,000  VERNON CA NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT SUBSERIES A-1
                (OTHER REVENUE, MBIA INSURED) ss +/-                                                5.00   08/01/2021    10,922,967
    13,135,000  VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT SERIES A3
                (UTILITIES REVENUE, MBIA INSURED) ss +/-                                            5.00   08/01/2021    12,972,257
     5,445,000  VERNON NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT SUBSERIES A-2
                (OTHER REVENUE, MBIA INSURED) ss +/-                                                5.00   08/01/2021     5,377,536
     3,310,000  VERNON NATURAL GAS FINANCING AGENCY VERNON GAS PROJECT SUBSERIES A-4
                (OTHER REVENUE, MBIA INSURED) ss +/-                                                5.00   08/01/2021     3,268,757

                                                                                                                        100,098,638
                                                                                                                       ------------
COLORADO: 2.49%
       122,576  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A (HOUSING REVENUE LOC)      5.25   11/01/2019       123,414
     4,215,000  COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2 (OTHER REVENUE, MBIA
                INSURED) ss +/-                                                                     5.00   09/01/2039     4,155,063
     6,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES C-2 (HOSPITAL
                REVENUE) ss +/-                                                                     3.75   10/01/2041     6,067,980
     9,950,000  COLORADO SPRINGS SERIES C (HOSPITAL REVENUE, AMBAC INSURED) ss +/- (m)             10.99   12/15/2030     9,950,000
     2,025,000  DENVER CO CITY & COUNTY RENTAL CAR PROJECT SERIES A (OTHER REVENUE,
                MBIA INSURED)                                                                       6.00   01/01/2011     2,047,032
     9,635,000  DENVER CO SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                       5.50   11/15/2010     9,798,024
     2,225,000  E-470 PUBLIC HIGHWAY AUTHORITY SERIES A (TOLL ROAD REVENUE, MBIA INSURED)           5.00   09/01/2010     2,239,307

                                                                                                                         34,380,820
                                                                                                                       ------------
CONNECTICUT: 0.32%
       500,000  CONNECTICUT STATE BRADLEY INTERNATIONAL AIRPORT SERIES A (LEASE REVENUE,
                ACA INSURED)                                                                        6.13   07/01/2010       486,415
     3,905,000  CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D (EDUCATIONAL
                FACILITIES REVENUE, RADIAN INSURED) ss +/-                                          4.15   07/01/2037     3,905,000

                                                                                                                          4,391,415
                                                                                                                       ------------

DISTRICT OF COLUMBIA: 0.13%
     1,855,000  DISTRICT OF COLUMBIA CHILDRENS HOSPITAL SERIES A (HOSPITAL REVENUE,
                FGIC INSURED)                                                                       6.25   07/15/2010     1,856,966
                                                                                                                       ------------
FLORIDA: 7.74%

    15,595,000  ALACHUA COUNTY HEALTH FACILITIES AUTHORITY SHANDS HOSPITAL AT THE
                UNIVERSITY OF FLORIDA (HOSPITAL REVENUE, MBIA INSURED)                              6.00   12/01/2011    15,607,320
     2,000,000  ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED PROJECT (HOUSING
                REVENUE, GIC RABOBANK NEDERLAND LOC)                                                4.25   01/01/2012     1,969,600
     1,000,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER REVENUE)             4.80   11/01/2012       819,600
     3,600,000  BROWARD COUNTRY HFA GOLDEN VILLAS PROJECT SERIES A (OTHER REVENUE)                  5.00   04/01/2010     3,587,220
     2,200,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                             5.38   12/01/2009     2,228,534
     1,145,000  DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES A (MFHR, FHLMC)                  5.50   09/01/2012     1,145,618
     2,000,000  FLORIDA RURAL UTILITY FINANCING COMMISSION (OTHER REVENUE)                          3.25   11/01/2011     1,997,040
     2,500,000  FLORIDA RURAL UTILITY FINANCING COMMISSION (OTHER REVENUE)                          4.00   11/01/2011     2,514,100
       100,000  GREATER ORLANDO AVIATION AUTHORITY (AIRPORT REVENUE, MBIA INSURED)                  5.75   10/01/2011       100,582
     1,000,000  GULF BREEZE FL (OTHER REVENUE) ss +/-                                               5.00   12/01/2020       998,740
     2,375,000  GULF BREEZE FL (OTHER REVENUE) ss +/-                                               5.00   12/01/2020     2,372,008
    28,075,000  GULF BREEZE FL (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-             5.00   12/01/2020    28,039,626
     2,000,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ss +/-                              5.00   11/15/2029     2,021,900
     3,500,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY SUNBELT ADVENTIST HEALTH
                SERIES A (HOSPITAL REVENUE) ss +/-                                                  5.85   11/15/2035     3,475,045
     2,405,000  HILLSBOROUGH COUNTY AVIATION AUTHORITY SERIES C (OTHER REVENUE, GUARANTEE
                AGREEMENT)                                                                          5.00   10/01/2010     2,426,068
     1,100,000  LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY PROJECT (HCFR)               5.00   11/15/2009     1,080,970
     4,000,000  LEE FLORIDA (OTHER REVENUE, MBIA INSURED)                                           5.25   10/01/2010     4,059,080
     4,850,000  LEE FLORIDA (OTHER REVENUE, MBIA INSURED)                                           5.50   10/01/2011     4,959,028

                                 Wells Fargo Advantage Municipal Income Funds 57

Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
FLORIDA (continued)
$    3,885,000  MIAMI DADE COUNTY HEALTH FACILITIES AUTHORITY MIAMI CHILDREN'S SERIES A
                (OTHER REVENUE, MBIA INSURED) ss +/-                                                4.13%  08/01/2046  $  3,847,005
    16,575,000  MIAMI-DADE COUNTY FL MIAMI INTERNATIONAL AIRPORT SERIES C (AIRPORT REVENUE,
                FIRST SECURITY BANK LOC)                                                            5.00   10/01/2011    16,395,990
     2,800,000  MIAMI-DADE COUNTY IDA (OTHER REVENUE, GUARANTEE AGREEMENT) ss +/-                   5.40   08/01/2023     2,619,932
     3,350,000  MIAMI-DADE COUNTY SCHOOL BOARD SERIES A (LEASE REVENUE, FGIC INSURED)               5.00   05/01/2011     3,385,778
     1,155,000  PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS SERIES B
                (HOUSING REVENUE)                                                                   4.13   07/01/2010     1,184,522

                                                                                                                        106,835,306
                                                                                                                       ------------
GEORGIA: 3.13%
     4,000,000  ATLANTA GA SERIES C (AIRPORT REVENUE, FGIC INSURED)                                 6.25   01/01/2013     4,050,560
     8,500,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY (POWER
                REVENUE) ss +/-                                                                     4.38   10/01/2032     8,462,260
    12,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY POWER COMPANY PLANT VOGTLE PROJECT
                (POLLUTION CONTROL REVENUE) ss +/-                                                  4.95   11/01/2048    11,996,520
     1,500,000  MAIN STREET NATURAL GAS INCORPORATED SERIES B (OTHER REVENUE)                       5.00   03/15/2010     1,460,205
     3,000,000  MAIN STREET NATURAL GAS INCORPORATED SERIES B (UTILITIES REVENUE)                   5.00   03/15/2013     2,672,490
     9,500,000  MONROE COUNTY DEVELOPMENT AUTHORITY OGLETHORPE POWER CORPORATION SERIES A
                (OTHER REVENUE) ss +/-                                                              6.50   01/01/2038     9,461,620
     5,000,000  MONROE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER SCHERER SERIES B
                (OTHER REVENUE, AMBAC INSURED) ss +/-                                               4.63   01/01/2036     5,084,900

                                                                                                                         43,188,555
                                                                                                                       ------------
GUAM: 0.52%
     6,050,000  GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT REVENUE, MBIA INSURED)       5.00   10/01/2010     6,018,540
     1,240,000  GUAM POWER AUTHORITY SERIES A (POWER REVENUE, AMBAC INSURED)                        5.25   10/01/2014     1,162,240

                                                                                                                          7,180,780
                                                                                                                       ------------
HAWAII: 0.06%
      795,000   STATE OF HAWAII SERIES B (FUEL SALES TAX REVENUE, FGIC INSURED)                     6.38   07/01/2012       807,378
                                                                                                                       ------------

ILLINOIS: 3.71%
       930,000  BROADVIEW IL (SALES TAX REVENUE)                                                    5.25   07/01/2012       888,820
       200,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2009       200,000
       805,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2010       805,000
       845,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2011       845,000
       890,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2012       890,000
       935,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2013       935,000
       985,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2014       985,000
     1,035,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2015     1,035,000
     1,090,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2016     1,090,000
     1,145,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2017     1,145,000
     1,205,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2018     1,205,000
     1,265,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2019     1,265,000
     1,330,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2020     1,330,000

58 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
ILLINOIS (continued)
$    1,395,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00%  11/01/2021  $  1,395,000
     1,470,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2022     1,470,000
     1,545,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2023     1,545,000
     1,625,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2024     1,625,000
     1,705,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2025     1,705,000
     1,795,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2026     1,795,000
     1,885,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2027     1,885,000
     1,985,000  CHAMPAIGN COLES ET AL COUNTIES IL COMMUNITY COLLEGE DISTRICT #505 (PROPERTY
                TAX REVENUE)                                                                        5.00   11/01/2028     1,985,000
     1,030,000  CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)                                        5.25   01/01/2020     1,046,356
    13,500,000  CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
                TAX REVENUE) ss +/-                                                                 5.00   06/01/2021    13,500,000
     2,500,000  COOK COUNTY HIGH SCHOOL DISTRICT # 201 J STERLING MORTON TOWNSHIP
                (PROPERTY TAX REVENUE, FGIC INSURED) ##                                             4.40   12/01/2009     2,402,150
     1,700,000  ILLINOIS FINANCE AUTHORITY PRAIRIE POWER INCORPORATED SERIES A
                (OTHER REVENUE) ss                                                                  6.50   07/01/2042     1,697,705
     2,200,000  ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE PROJECT ss +/-         3.75   05/15/2015     2,211,176
     1,000,000  LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES                               4.13   12/01/2010     1,006,770
       900,000  QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL REVENUE)                                5.00   11/15/2009       908,559
     2,450,000  WOODSTOCK IL SERIES A (HOUSING REVENUE, FNMA) ss +/-                                4.80   05/01/2031     2,474,990

                                                                                                                         51,271,526
                                                                                                                       ------------

INDIANA: 1.11%
     6,400,000  ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES (TAX
                ALLOCATION REVENUE)                                                                 5.13   04/03/2009     6,377,280
     1,970,000  BONNE COUNTY INDUSTRIAL REDEVELOPMENT DISTRICT (OTHER REVENUE)                      4.50   05/15/2010     1,963,814
     3,500,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE) +/-                            1.84   10/15/2009     3,430,000
     1,500,000  JASPER IN SERIES A (OTHER REVENUE, MBIA INSURED)                                    4.15   08/01/2010     1,482,630
     2,015,000  UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                                  5.00   10/01/2011     2,048,630

                                                                                                                         15,302,354
                                                                                                                       ------------

IOWA: 0.91%
     1,000,000  IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER (HOSPITAL REVENUE)                    6.00   07/01/2012     1,009,110
    10,805,000  IOWA HIGHER EDUCATION LOAN AUTHORITY WALDORF PRIVATE COLLEGE FACILITIES
                (COLLEGE & UNIVERSITY REVENUE) ss                                                   7.38   10/01/2010    11,570,750

                                                                                                                         12,579,860
                                                                                                                       ------------

KANSAS: 2.80%
    10,000,000  BURLINGTON KS SERIES A-2 (OTHER REVENUE, FGIC INSURED) ss +/-                       5.00   09/01/2035     9,958,100
     4,500,000  CITY OF BURLINGTON KS POWER SERIES B (OTHER REVENUE, XLCA INSURED) ss +/-           5.00   12/01/2023     4,515,300
     5,940,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL CENTER (HOSPITAL REVENUE,
                MBIA INSURED) ss +/-                                                                3.75   05/15/2026     5,895,925
       300,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY CENTRAL CHRISTIAN SERIES
                C (COLLEGE & UNIVERSITY REVENUE)                                                    4.25   05/01/2009       298,593
     3,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY MIDAMERICA SERIES D (COLLEGE &
                UNIVERSITY REVENUE)                                                                 4.25   05/01/2009     3,483,585
     3,000,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY OTTAWA UNIVERSITY SERIES E
                (COLLEGE & UNIVERSITY REVENUE)                                                      4.25   05/01/2009     2,985,930
       800,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SOUTHWESTERN SERIES F (COLLEGE &
                UNIVERSITY REVENUE)                                                                 4.25   05/01/2009       796,248

                                 Wells Fargo Advantage Municipal Income Funds 59

Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
KANSAS (continued)
$    5,175,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX SECOND LIEN AREA B
                (SALES TAX REVENUE)                                                                 5.00%  12/01/2020  $  4,107,863
     7,645,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX SECOND LIEN
                AREA B                                                                              4.75   12/01/2016     6,612,543

                                                                                                                         38,654,087
                                                                                                                       ------------

KENTUCKY: 2.33%
        90,000  COVINGTON KY ALLEN & ALLEN ss +/-                                                   4.38   09/01/2016        88,732
     3,895,000  KENTON AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY SERIES A (AIRPORT REVENUE,
                XLCA COMPANY INSURED)                                                               4.00   03/01/2009     3,897,259
     4,750,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES A (AIRPORT
                REVENUE, MBIA INSURED)                                                              5.63   03/01/2010     4,836,450
     1,075,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES A (AIRPORT
                REVENUE, XLCA INSURED)                                                              4.00   03/01/2010     1,072,076
     5,000,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES B (AIRPORT
                REVENUE, XLCA INSURED)                                                              5.00   03/01/2011     5,026,650
     3,200,000  KENTON COUNTY KY AIRPORT BOARD SERIES B (AIRPORT REVENUE, XLCA INSURED)             5.00   03/01/2010     3,229,504
     6,500,000  KENTUCKY EDFA SERIES 04D (HOSPITAL REVENUE) ss +/-                                  3.50   05/01/2034     6,530,420
     2,500,000  KENTUCKY HOUSING CORPORATION CITYWIDE HOUSING PROJECT (OTHER REVENUE)               4.63   01/01/2010     2,496,025
     5,000,000  LOUISVILLE & JEFFERSON COUNTY METROPOLITAN GOVERNMENT LOUISVILLE
                GAS & ELECTRIC COMPANY SERIES A (OTHER REVENUE) ss +/-                              5.38   05/01/2027     4,925,500

                                                                                                                         32,102,616
                                                                                                                       ------------

LOUISIANA: 1.94%
    12,500,000  JEFFERSON SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC INSURED) ss +/-              4.55   12/01/2022    12,500,000
     5,400,000  LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC PROJECT (ELECTRIC
                REVENUE) ss +/-                                                                     7.00   12/01/2038     5,377,590
     5,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B (OTHER
                REVENUE, AMBAC INSURED)                                                             5.00   06/01/2009     5,027,350
     4,000,000  RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC PROJECT (OTHER REVENUE) ss +/-         6.00   10/01/2038     3,941,040

                                                                                                                         26,845,980
                                                                                                                       ------------
MAINE: 0.02%
        65,000  MAINE STATE HOUSING AUTHORITY (HOUSING REVENUE)                                     5.60   11/15/2024        63,553
       215,000  MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)                           4.00   11/15/2024       201,767

                                                                                                                            265,320
                                                                                                                       ------------

MARYLAND: 0.16%
     2,240,000  MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY (OTHER REVENUE)                 5.00   12/01/2010     2,171,254
                                                                                                                       ------------

MASSACHUSETTS: 1.12%
     2,010,000  MASSACHUSETTS HEFA CARE GROUP SERIES D (HOSPITAL REVENUE, MBIA INSURED)             4.00   07/01/2009     2,005,377
     2,615,000  MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B (HCFR)                     6.50   07/01/2012     2,649,335
     4,250,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL SERIES A
                (OTHER REVENUE)                                                                     5.35   12/01/2010     4,063,255
     1,950,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR MIX # 4 SERIES 1
                (ELECTRIC REVENUE, MBIA INSURED) ss +/- (m)(n)                                      0.12   07/01/2017     1,950,000
     4,775,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT # 6 SERIES 1
                (ELECTRIC REVENUE, MBIA INSURED) ss +/- (m)(n)                                      0.12   07/01/2019     4,775,000

                                                                                                                         15,442,967
                                                                                                                       ------------

MICHIGAN: 2.79%
    12,315,000  DETROIT MI (PROPERTY TAX REVENUE, MBIA INSURED)                                     5.00   04/01/2009    12,353,915
       700,000  DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER REVENUE)               5.00   04/01/2013       666,337
    10,500,000  DETROIT MI SERIES G (SEWER REVENUE, FGIC INSURED) ss +/-                            5.00   07/01/2029    10,500,000
     1,000,000  DETROIT SCHOOL DISTRICT SCHOOL BUILDING & SITE IMPROVEMENT SERIES A
                (PROPERTY TAX REVENUE, FGIC INSURED)                                                5.00   05/01/2010     1,035,000

60 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
MICHIGAN (continued)
$    1,000,000  MICHIGAN MUNICIPAL BOND AUTHORITY DETROIT SCHOOL DISTRICT (OTHER REVENUE,
                FIRST SECURITY BANK LOC)                                                            5.00%  06/01/2010  $  1,041,670
     2,925,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT SERIES A
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                                       5.50   11/15/2010     3,006,637
     1,550,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE (OTHER REVENUE)       5.00   05/15/2010     1,565,361
     3,695,000  MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY PROJECT (POWER REVENUE)            4.25   06/15/2010     3,642,272
     4,725,000  WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY AIRPORT SERIES A
                (AIRPORT REVENUE, MBIA INSURED)                                                     5.25   12/01/2011     4,689,326

                                                                                                                         38,500,518
                                                                                                                       ------------

MINNESOTA: 0.95%
   11,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHSPAN
                SERIES B (HOSPITAL REVENUE, AMBAC INSURED) ss +/- (m)(n)                            1.78   11/15/2017    11,500,000
    1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C (HOUSING REVENUE, GUARANTEE
                AGREEMENT)                                                                          8.00   12/01/2010     1,672,680

                                                                                                                         13,172,680
                                                                                                                       ------------

MISSISSIPPI: 0.20%
     2,800,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY # II HOUSING-LAUREL PARK
                APARTMENTS PROJECT (HOUSING REVENUE LOC) ss +/-                                     6.00   06/01/2030     2,810,416
                                                                                                                       ------------

MISSOURI: 0.68%
     1,145,000  KANSAS CITY SCHOOL DISTRICT BUILDING CORPORATION SERIES A (LEASE REVENUE,
                MBIA INSURED)                                                                       5.00   02/01/2011     1,148,137
     1,955,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND ENERGY RESOURCES AUTHORITY
                POLLUTION CONTROL ASSOCIATED ELECTRIC COOP PROJECT (ELECTRIC REVENUE) ss +/-        4.38   12/01/2034     1,984,951
     1,415,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE SINGLE FAMILY
                HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                   7.15   03/01/2032     1,465,572
       125,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                              4.80   03/01/2019       119,520
     4,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS ss +/-                      5.00   02/01/2029     4,699,671

                                                                                                                          9,417,851
                                                                                                                       ------------
NEBRASKA: 0.13%
     2,000,000  CENTRAL PLAINS ENERGY PROJECT PROJECT # 1 (OTHER REVENUE) +/-                       1.79   12/01/2010     1,840,000
                                                                                                                       ------------

NEVADA: 3.17%
    39,000,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT REVENUE
                LOC) ss +/-                                                                         9.00   07/01/2012    39,000,000
       860,000  CLARK NV LAS VEGAS MCCARRAN AIRPORT (AIRPORT REVENUE, MBIA INSURED)                 5.25   07/01/2010       860,138
     1,000,000  CLARK NV LAS VEGAS MCCARRAN AIRPORT SERIES A-1 (AIRPORT REVENUE, AMBAC
                INSURED)                                                                            4.00   07/01/2012       945,530
     2,085,000  DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS & INDUSTRY LAS VEGAS
                MONORAIL (OTHER REVENUE, AMBAC INSURED) ##                                          0.00   01/01/2009     2,085,000
       935,000  NEVADA HOUSING DIVISION SERIES B (SFHR)                                             4.80   10/01/2031       883,435

                                                                                                                         43,774,103
                                                                                                                       ------------
NEW HAMPSHIRE: 1.17%
     1,015,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A (OTHER REVENUE,
                ACA INSURED)                                                                        5.90   01/01/2010     1,015,873
     3,000,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY SERIES A (HOSPITAL REVENUE)                7.00   10/01/2029     3,193,650
     1,500,000  NEW HAMPSHIRE HEFA SERIES A (OTHER REVENUE)                                         4.50   04/22/2009     1,499,820
     1,600,000  NEW HAMPSHIRE HEFA SERIES C (OTHER REVENUE)                                         4.50   04/22/2009     1,599,808
     3,800,000  NEW HAMPSHIRE HEFA SERIES F (OTHER REVENUE)                                         4.50   04/22/2009     3,799,544
     5,000,000  NEW HAMPSHIRE HEFA SERIES H (OTHER REVENUE)                                         4.50   04/22/2009     4,999,400

                                                                                                                         16,108,095
                                                                                                                       ------------

NEW JERSEY: 0.83%
     2,370,000  Bayonne NJ (Other Revenue)                                                          5.25   06/30/2009     2,370,427
     2,950,000  New Jersey Economic Development Authority (Other Revenue, FGIC Insured)             5.00   06/15/2011     2,919,792

                                 Wells Fargo Advantage Municipal Income Funds 61

Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
NEW JERSEY (continued)
$    1,925,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (OTHER REVENUE,
                FIRST SECURITY BANK LOC)                                                            5.00%  06/15/2010  $  1,927,137
    4,230,000   NEW JERSEY HFFA AHS HOSPITAL CORPORATION SERIES A (HOSPITAL REVENUE)                5.00   07/01/2010     4,300,260

                                                                                                                         11,517,616
                                                                                                                       ------------

NEW MEXICO: 1.32%
     3,950,000  FARMINGTON NM SOUTHERN CALIFORNIA EDISON SERIES A (ELECTRIC REVENUE,
                FGIC INSURED) ss +/-                                                                3.55   04/01/2029     3,925,313
       110,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I (HOUSING REVENUE,
                GNMA INSURED)                                                                       3.90   01/01/2019       110,000
       215,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I (HOUSING REVENUE,
                GNMA INSURED)                                                                       4.13   07/01/2019       215,000
     1,895,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SINGLE FAMILY MORTGAGE PROGRAM SERIES
                D-2 (HOUSING REVENUE, GNMA) ss +/-                                                  5.64   09/01/2033     1,822,327
    12,150,000  PUEBLO OF SANDIA NM ss +/-                                                          2.76   03/01/2015    12,150,000

                                                                                                                         18,222,640
                                                                                                                       ------------

NEW YORK: 3.30%
     1,000,000  HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT (IDR) ss                               5.00   12/01/2010       955,010
       270,000  MONROE NY NEWPOWER CORPORATION                                                      3.30   01/01/2009       270,000
     4,160,000  MONROE NY REVENUE ANTICIPATION (OTHER REVENUE)                                      6.50   04/15/2009     4,190,410
    25,500,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUB SERIES C-3 (WATER REVENUE,
                DEPFA BANK PLC LOC) ss +/-                                                          9.00   06/15/2018    25,500,000
     2,250,000  NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT                             5.00   01/01/2010     2,239,200
     3,025,000  NEW YORK STATE DORMITORY AUTHORITY GOOD SAMARITAN HOSPITAL MEDICAL CENTER
                SERIES A (HOSPITAL REVENUE, MBIA INSURED)                                           5.70   07/01/2013     3,050,168
     1,710,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES FACILITIES SERIES D
                (HCFR, FGIC INSURED)                                                                5.00   02/15/2010     1,765,216
     1,300,000  NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT AUTHORITY SERIES A (FUEL SALES
                TAX REVENUE) ss +/ -(m)                                                             3.99   07/01/2026     1,300,000
     1,015,000  NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE REVENUE) ##                  5.49   01/01/2011       910,831
     5,000,000  TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B (OTHER REVENUE)                     5.00   06/01/2010     5,169,150
       235,000  WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM SERIES E1
                (IDR, ACA INSURED)                                                                  4.25   07/01/2009       230,486

                                                                                                                         45,580,471
                                                                                                                       ------------

NORTH CAROLINA: 0.15%
     2,000,000  NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1 SERIES B (ELECTRIC PLANT
                REVENUE)                                                                            6.38   01/01/2013     2,074,380
                                                                                                                       ------------

NORTH DAKOTA: 0.53%
     2,480,000  CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING HOME REVENUE,
                MBIA INSURED)                                                                       5.50   06/01/2011     2,486,076
     1,195,000  GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HOSPITAL REVENUE,
                MBIA INSURED)                                                                       5.30   08/15/2010     1,200,282
     1,675,000  GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HOSPITAL REVENUE, MBIA
                INSURED)                                                                            6.63   12/01/2010     1,676,658
     1,915,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM HOME MORTGAGE SERIES A
                (HOUSING REVENUE)                                                                   5.00   07/01/2033     1,859,733
        30,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME MORTGAGE SERIES A       4.60   01/01/2023        28,760

                                                                                                                          7,251,509
                                                                                                                       ------------

OHIO: 2.99%
     4,500,000  AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A (ELECTRIC REVENUE, GOLDMAN
                SACHS LOC)                                                                          5.00   02/01/2011    4,327,515
     1,250,000  AMERICAN MUNICIPAL POWER-OHIO INCORPORATED SERIES A (ELECTRIC REVENUE, GOLDMAN
                SACHS LOC)                                                                          5.00   02/01/2009    1,246,788
     1,900,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1 (OTHER REVENUE)         4.13   06/01/2010    1,861,506
     1,285,000  CUYAHOGA COUNTY OH HOUSING ALLERTON APARTMENTS PROJECT SERIES B (MFHR)              4.00   11/01/2009    1,290,667

62 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE       DATE         VALUE
--------------  ------------------------------------------------------------------------------  --------   ----------  ------------
OHIO (continued_
$    2,600,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN (HOUSING REVENUE)                    4.00%  08/28/2009  $  2,608,996
     1,105,000  CUYAHOGA OH UNIVERSITY HOSPITALS HEALTH SERIES A (HOSPITAL REVENUE)                 5.50   01/15/2011     1,105,541
     7,650,000  LEIPSIC OH (WATER REVENUE) +/-                                                      6.00   06/09/2009     7,686,185
     1,249,000  MONTGOMERY OH KETTERING MEDICAL CENTER (HOSPITAL REVENUE, MBIA INSURED)             5.50   04/01/2009     1,273,980
    11,500,000  OHIO AIR QUALITY DEVELOPMENT AUTHORITY OHIO POWER (POWER REVENUE) ss +/-            7.13   06/01/2041    11,482,980
     8,450,000  OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY SERIES B (OTHER
                REVENUE) ss +/-                                                                     3.38   10/01/2033     8,450,000

                                                                                                                         41,334,158
                                                                                                                       ------------

OKLAHOMA: 1.45%
       870,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM SERIES D2
                (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                                            7.10   09/01/2028       878,596
     1,095,000  SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED (REAL ESTATE) ss                     9.75   02/01/2013     1,172,723
    17,900,000  TULSA AIRPORTS IMPROVEMENT TRUST SERIES B2 (AIRPORT REVENUE, MBIA
                INSURED) ss +/-                                                                     5.74   06/01/2017    17,900,000

                                                                                                                         19,951,319
                                                                                                                       ------------

OREGON: 1.22%
     4,095,000  OREGON SCHOOL BOARDS ASSOCIATION SERIES B (OTHER REVENUE)                           3.00   05/31/2009     4,097,539
       775,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SINGLE FAMILY MORTGAGE
                PROGRAM SERIES G (SFHR)                                                             4.70   07/01/2025       709,489
    12,000,000  PORT OF MORROW OR POLLUTION CONTROL PORTLAND GENERAL SERIES A (IDR) ss +/-          5.20   05/01/2033    12,025,800

                                                                                                                         16,832,828
                                                                                                                       ------------

PENNSYLVANIA: 3.14%
     2,000,000  ALLEGHENY AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                MBIA INSURED)                                                                       5.20   01/01/2009     2,000,000
     2,345,000  ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY HEALTH SYSTEM WESTERN
                PENNSYLVANIA SERIES A (HOSPITAL REVENUE)                                            5.00   11/15/2009     2,313,319
     1,795,000  ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY HEALTH SYSTEM WESTERN
                PENNSYLVANIA SERIES A (HOSPITAL REVENUE)                                            5.00   11/15/2010     1,670,409
     5,500,000  DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)                        6.10   07/01/2013     4,964,245
     2,570,000  GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES REVENUE,
                FIRST SECURITY BANK LOC)                                                            4.50   02/15/2013     2,574,112
    20,400,000  HARRISBURG AUTHORITY SERIES D-1 (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-     6.75   12/01/2033    20,791,272
     2,000,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL APPRECIATION
                LIMITED OBLIGATION SERIES C ##                                                      5.62   12/15/2010     1,794,460
     2,375,000  MONTGOMERY COUNTY HIGHER EDUCATION & HEALTH AUTHORITY ABINGTON MEMORIAL
                HOSPITAL SERIES A (HOSPITAL REVENUE, AMBAC INSURED)                                 4.80   06/01/2010     2,384,999
     4,800,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF AUTHORITY)                4.20   07/01/2009     4,806,768

                                                                                                                         43,299,584
                                                                                                                       ------------

PUERTO RICO: 1.05%
     1,895,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)                           5.25   07/01/2010     1,877,585
     1,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE, FIRST
                SECURITY BANK LOC) +/-                                                              3.12   07/01/2029       780,000
     1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC REVENUE)                   5.00   07/01/2010       997,890
     8,000,000  PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)                    4.75   10/01/2011     8,018,240
         5,000  PUERTO RICO HFA SERIES 2984 (HOUSING REVENUE, HUD INSURED) ss +/-                   1.25   06/01/2012         5,000
       300,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY MACON TRANSPORTATION SERIES H
                (TRANSPORTATION REVENUE, AMBAC INSURED) ss +/-                                      4.06   07/01/2038       300,000
       100,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447 (OTHER REVENUE,
                ASSURED GUARANTY) ss +/-                                                            2.00   07/01/2036       100,000
     2,315,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                                  5.63   08/01/2010     2,361,508

                                                                                                                         14,440,223
                                                                                                                       ------------

                              Wells Fargo Advantage Municipal Income Funds    63

Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE       DATE         VALUE
--------------  ------------------------------------------------------------------------------- --------   ----------  ------------
RHODE ISLAND: 1.09%
$   15,050,000  RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION HOSPITAL FINANCING
                S COUNTY HOSPITAL SERIES A (HOSPITAL REVENUE, RADIAN INSURED) ss +/- (m)           12.00%  09/15/2035  $ 15,050,000
                                                                                                                       ------------

SOUTH CAROLINA: 3.84%
     4,020,000  ANDERSON COUNTY SC (IDR)                                                           4.75    08/01/2010     3,846,658
     2,050,000  ORANGEBURG JOINT GOVERNMENTAL ACTION AUTHORITY ORANGEBURG PROJECT (SALES TAX
                REVENUE, MBIA INSURED)                                                             5.00    10/01/2009     2,048,996
     1,300,000  ORANGEBURG JOINT GOVERNMENTAL ACTION AUTHORITY SERIES C (HOSPITAL REVENUE,
                MBIA INSURED)                                                                      5.00    04/01/2010     1,300,806
     4,750,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY CAREALLIANCE HEALTH
                SERIES B (HOSPITAL REVENUE, FIRST SECURITY BANK LOC) ss +/-                        14.00    08/15/2037     4,750,000
     4,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH (HOSPITAL
                REVENUE) ss +/-                                                                    2.00    08/01/2039     3,720,000
     2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH ALLIANCE
                SERIES A PREREFUNDED (NURSING HOME REVENUE) ss                                     7.13    12/15/2015     2,239,980
     2,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY RURAL HOUSING
                APARTMENTS SERIES B (HOUSING REVENUE, GIC RABOBANK NEDERLAND LOC)                  4.13    10/01/2009     2,001,060
     1,325,000  SOUTH CAROLINA STATE HOUSING FINANCE AND DEVELOPMENT AUTHORITY SERIES
                A (HOUSING REVENUE, AMBAC INSURED)                                                 3.60    07/01/2033     1,190,354
    28,470,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (OTHER REVENUE)                 5.00    06/01/2018    25,338,869
     6,215,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B (OTHER REVENUE)        6.00    05/15/2022     6,522,456

                                                                                                                         52,959,179
                                                                                                                       ------------

SOUTH DAKOTA: 0.03%
       360,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY                                          4.72   05/01/2025       360,590
                                                                                                                       ------------

TENNESSEE: 3.91%
     4,000,000  CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION (OTHER REVENUE)                     5.00   12/15/2010     3,785,840
     5,570,000  ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL FACILITIES
                REVENUE, MBIA INSURED) ss                                                           7.75   07/01/2012     6,331,976
     6,000,000  JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD FIRST MORTGAGE-MTN STATES
                HEALTH SERIES A (HFFA REVENUE) ss                                                   7.50   07/01/2033     6,764,520
     7,000,000  JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL FACILITIES
                REVENUE, MBIA INSURED) ss                                                           7.50   07/01/2012     8,018,290
       415,000  KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD UNIVERSITY HEALTH
                SYSTEMS INCORPORATED (HCFR)                                                         4.00   04/01/2009       412,024
     1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL DEVELOPMENT
                BOARD EASTER SEAL PROJECT (IDR) ss +/-                                             12.00   08/01/2019     1,000,000
     5,000,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (OTHER REVENUE)                   5.00   09/01/2009     4,898,350
     6,150,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (OTHER REVENUE)                   5.00   09/01/2010     5,891,147
       600,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (OTHER REVENUE)                   5.00   02/01/2009       597,180
     5,780,000  TENNESSEE HOUSING DEVELOPMENT AGENCY TN (HOUSING REVENUE)                           4.50   07/01/2031     5,705,496
     9,850,000  TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES A (FUEL SALES TAX REVENUE)       5.00   09/01/2011     9,073,032
     1,575,000  TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES C (OTHER REVENUE)                5.00   02/01/2010     1,517,166

                                                                                                                         53,995,021
                                                                                                                       ------------

TEXAS: 7.53%
    10,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                             5.00   08/15/2034    10,087,200
     3,945,000  AUSTIN HOUSING FINANCE CORPORATION STONY CREEK PRINCETON SERIES A
                (HOUSING REVENUE)                                                                   7.75   11/01/2009     4,190,892
       500,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED FIRST TIER SERIES A (INDUSTRIAL
                DEVELOPMENT REVENUE, XLCA COMPANY INSURED)                                          5.25   01/01/2009       500,000
     1,555,000  DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITIES IMPROVEMENT CORPORATION
                SERIES A (AIRPORT REVENUE, XLCA COMPANY INSURED)                                    5.00   11/01/2012     1,516,623
     1,465,000  GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)                         5.00   10/01/2011     1,438,381
     2,355,000  HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HOSPITAL
                SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                                        6.00   06/01/2010     2,404,832

64 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST    MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE        DATE        VALUE
--------------  ------------------------------------------------------------------------------- --------   ----------  ------------
TEXAS (continued)
$    1,425,000  HARRIS COUNTY TX (TOLL ROAD REVENUE LOC) ss +/-                                     5.00%  08/15/2021  $  1,451,733
    10,000,000  HOUSTON TX FIRST LIEN SERIES C (WATER REVENUE, AMBAC INSURED) ss +/-                5.00   05/15/2034    10,379,400
     2,000,000  MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS CENTER COMPANY PROJECT
                (OTHER REVENUE) ss +/-                                                              5.13   06/01/2030     1,985,020
     1,300,000  MONTGOMERY COUNTY TX UNLIMITED TAX ADJUSTMENT RATE SERIES B (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC) ss +/-                                            3.00   03/01/2028     1,300,052
     4,230,000  NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION CHILDRENS MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE, MBIA INSURED)                                     5.75   08/15/2013     4,234,695
    17,600,000  NORTH TEXAS TOLLWAY AUTHORITY SERIES E1 (OTHER REVENUE) ss +/-                      5.00   01/01/2038    17,680,080
     6,250,000  NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES G (TOLL ROAD REVENUE) ss +/-           5.00   01/01/2038     6,345,688
     4,200,000  NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES H (TOLL ROAD REVENUE) ss +/-    5.00   01/01/2043     4,184,250
     2,500,000  SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TX GAS SUPPLY REVENUE
                (OTHER REVENUE)                                                                     5.00   08/01/2010     2,394,275
     4,000,000  SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE) ss +/-                      3.63   12/01/2027     4,034,400
     2,285,000  SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL HOUSE SERIES 2005 CLASS A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                              5.00   08/15/2029     2,312,123
     8,935,000  SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL HOUSE SERIES 2005-A (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC) ss +/-                                            5.00   08/15/2028     9,041,058
     2,695,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR LIEN SERIES D
                (OTHER REVENUE)                                                                     5.00   12/15/2009     2,652,742
     5,635,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES A (OTHER REVENUE)     5.00   12/15/2011     5,197,104
     1,795,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES B (UTILITIES
                REVENUE) +/-                                                                        2.22   12/15/2009     1,696,275
       415,000  TEXAS MUNICIPAL GAS ACQUISITION AND SUPPLY CORPORATION II (UTILITIES
                REVENUE) +/-                                                                        2.29   09/15/2010       367,275
     3,000,000  TEXAS MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, AMBAC INSURED) ##                   1.63   09/01/2009     2,967,690
     3,400,000  TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY DISTRICT # 1 POWER
                COMPANY (ELECTRIC REVENUE)                                                          4.50   07/01/2011     3,319,284
     2,100,000  UNIVERSITY OF TEXAS SERIES A (COLLEGE & UNIVERSITY REVENUE)                         4.00   08/15/2011     2,201,304

                                                                                                                        103,882,376
                                                                                                                       ------------

UTAH: 2.19%
    15,000,000  INTERMOUNTAIN UT POWER AGENCY SERIES F CONVENTION (POWER REVENUE, MORGAN
                STANLEY DEAN WITTER LOC) ss +/-                                                     3.00   07/01/2015    15,002,250
    15,000,000  INTERMOUNTAIN UT POWER AGENCY UT SERIES E (OTHER REVENUE) ss +/-                    3.00   07/01/2014    14,991,750
       210,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                                 6.00   01/01/2031       195,233

                                                                                                                         30,189,233
                                                                                                                       ------------

VERMONT: 0.04%
       580,000 VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES 16A (SFMR)                         4.95   05/01/2032       552,473
                                                                                                                       ------------

VIRGINIA: 0.87%
     1,090,000  AMELIA COUNTY VA IDA ss +/-                                                         4.80   04/01/2027     1,044,700
     1,000,000  CHESTERFIELD COUNTY VA IDA ELECTRIC AND POWER COMPANY (IDR)                         5.50   10/01/2009     1,001,420
     2,500,000  KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED SERIES A (IDR) ss           4.10   06/01/2023     2,479,400
       875,000  LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT SERIES A (IDR) ss +/-       4.25   09/01/2030       878,614
     5,000,000  PENINSULA PORTS AUTHORITY DOMINION TERM ASSOCIATION PROJECT (OTHER REVENUE,
                GUARANTEE AGREEMENT) ss +/-                                                         3.30   10/01/2033     4,907,300
       345,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED                            4.00   06/01/2013       348,740
     1,355,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)                                                            5.13   10/01/2010     1,381,924

                                                                                                                         12,042,098
                                                                                                                       ------------

                               Wells Fargo Advantage Municipal Income Funds   65

Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                                INTEREST   MATURITY
     PRINCIPAL  SECURITY NAME                                                                     RATE       DATE          VALUE
--------------  ------------------------------------------------------------------------------ --------   ----------   ------------
WASHINGTON: 0.99%
$    3,885,000  GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES DISTRICT
                (OTHER REVENUE)                                                                     5.00%  12/01/2011  $   3,818,605
     1,500,000  GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES DISTRICT SERIES A
                (OTHER REVENUE)                                                                     4.75   12/01/2011      1,472,280
       560,000  GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES DISTRICT SERIES A
                (OTHER REVENUE)                                                                     5.25   12/01/2011        560,056
     2,200,000  OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01 (SPECIAL TAX REVENUE)      5.00   08/01/2011      2,172,236
     5,825,000  PORT SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC INSURED)                           5.25   12/01/2014      5,635,921

                                                                                                                          13,659,098
                                                                                                                       -------------

WEST VIRGINIA: 0.36%
     5,000,000  WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN POWER COMPANY-AMOS
                PROJECT SERIES E (OTHER REVENUE) ss +/-                                             7.13   12/01/2038      5,005,200
                                                                                                                       -------------

WISCONSIN: 6.05%
     1,600,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX REVENUE LOC)         5.50   06/01/2010      1,602,512
     3,315,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED                     5.75   06/01/2011      3,305,884
       230,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED (OTHER
                REVENUE)                                                                            5.00   06/01/2009        229,906
    27,390,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED (OTHER
                REVENUE)                                                                            6.13   06/01/2027     24,106,213
        50,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE, MARSHALL &
                ISLEY BANK LOC) ss +/-                                                              1.34   06/01/2031         50,000
     1,000,000  KRONENWETTER WI REDEVELOPMENT AUTHORITY (OTHER REVENUE)                             4.50   05/01/2011        999,310
       780,000  MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION NOTES (SEWER REVENUE)      4.50   05/01/2011        783,440
     1,800,000  PARK FALLS WI BOND ANTICIPATION NOTES (WATER REVENUE)                               4.63   06/01/2009      1,804,968
    49,650,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY FROEDTERT & COMMUNITY
                HEALTH-C (HOSPITAL REVENUE, AMBAC INSURED) ss +/-                                   6.50   04/01/2035     49,650,000
     1,000,000  WISCONSIN HEFA AURORA HEALTH CARE INCORPORATED (HFFA REVENUE)                       5.00   08/15/2010      1,002,594

                                                                                                                          83,534,827
                                                                                                                       -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $ 1,301,321,165)                                                                   1,284,103,827
                                                                                                                       -------------

US TREASURY SECURITIES: 0.30%

US TREASURY BILLS: 0.30%

     2,025,000  US TREASURY BILL ## #                                                               0.00   01/02/2009      2,025,000
     2,025,000  US TREASURY BILL ## #                                                               0.05   01/08/2009      2,024,998

                                                                                                                           4,049,998
                                                                                                                       -------------

TOTAL US TREASURY SECURITIES (COST $ 4,050,017)                                                                            4,049,998
                                                                                                                       -------------


66 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2008 (Unaudited)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

        SHARES  SECURITY NAME                                                           VALUE
--------------  ----------------------------------------------------------------    --------------
SHORT-TERM INVESTMENTS: 6.41%

MUTUAL FUNDS: 6.41%
    88,514,771  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST ~ +++    $   88,514,771
                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $88,514,771)                                         88,514,771
                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,393,885,953) *                                 99.73%                      $1,376,668,596
OTHER ASSETS AND LIABILITIES, NET                        0.27                            3,760,226
                                                      -------                       --------------
TOTAL NET ASSETS                                       100.00%                      $1,380,428,822
                                                      -------                       --------------

----------------------------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

##    Zero coupon bond. Interest rate presented is yield to maturity.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at December 31, 2008.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default but security may not be disposable if and until successful auctions resume.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $88,514,771.

* Cost for federal income tax purposes is $ 1,395,889,995 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $   3,506,077
      Gross unrealized depreciation                     (22,727,476)
                                                      -------------
      Net unrealized appreciation (depreciation)      $ (19,221,399)

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 67

Portfolio of Investments--December 31, 2008 (Unaudited)

WISCONSIN TAX-FREE FUND

        PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE
-----------------  --------------------------------------------------------------------  -------------  -------------  -----------
MUNICIPAL BONDS & NOTES: 97.15%

ALABAMA: 0.84%
$         740,000  BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
                   GUARANTEE AGREEMENT)                                                       5.00%       06/01/2011   $   782,750
                                                                                                                       -----------

GUAM: 3.30%
          930,000  GUAM ECONOMIC DEVELOPMENT & COMMERCE AUTHORITY TOBACCO SETTLEMENT
                   ASSET-BACKED SECURITY (OTHER REVENUE)                                      5.25        06/01/2032       610,666
        1,000,000  GUAM GOVERNMENT LIMITED SERIES A (GO - STATES, TERRITORIES, FIRST
                   SECURITY BANK LOC)                                                         5.50        12/01/2010     1,022,370
           95,000  GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                            5.25        11/15/2037        56,896
        1,000,000  GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT REVENUE,
                   MBIA INSURED)                                                              5.38        10/01/2017       935,650
            5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                       5.25        10/01/2013         4,770
          500,000  GUAM SERIES A (TAX REVENUE)                                                5.38        11/15/2013       427,320

                                                                                                                         3,057,672
                                                                                                                       -----------

OKLAHOMA: 0.03%
           25,000  OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
                   GOVERNMENT GUARANTEED)                                                     5.75        05/01/2009        25,424
                                                                                                                       -----------

PUERTO RICO: 43.05%
          250,000  CHILDREN'S TRUST FUND (OTHER REVENUE)                                      5.00        05/15/2011       244,170
          275,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED          5.00        05/15/2009       274,684
          250,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED
                   (EXCISE TAX REVENUE)                                                       4.13        05/15/2011       239,408
          300,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED
                   (OTHER REVENUE)                                                            4.38        05/15/2009       298,977
          350,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)                  5.50        07/01/2013       338,247
          100,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER REVENUE,
                   FIRST SECURITY BANK LOC)                                                   5.25        07/01/2020        94,349
          200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
                   SALES TAX REVENUE LOC)                                                     5.50        07/01/2016       184,038
        1,000,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)                5.00        07/01/2018       857,910
           25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
                   AUTHORITY REVENUE LOC)                                                     6.25        07/01/2012        28,776
        1,000,000  PUERTO RICO COMMONWEALTH (SALES TAX REVENUE, GUARANTEE AGREEMENT)          5.50        07/01/2018       978,750
        1,000,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
                   (SEWER REVENUE)                                                            6.00        07/10/2038       820,770
          305,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
                   2554 (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                       3.00        07/01/2027       305,000
        1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
                   L (TRANSPORTATION REVENUE, CIFG INSURED)                                   5.25        07/01/2019       859,360
        1,500,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCE AUTHORITY SERIES C
                   (SPECIAL TAX REVENUE, AMBAC INSURED)                                       5.50        07/01/2016     1,380,285
          170,000  PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A (OTHER REVENUE)           4.00        07/01/2010       165,430
          355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION SERIES O ##      4.01        07/01/2017       253,236
        1,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY PUTTERS SERIES 268 (ELECTRIC
                   REVENUE, FIRST SECURITY BANK LOC) ss +/- ++                                1.20        07/01/2029     1,500,000
          650,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC REVENUE,
                   CIFG INSURED)                                                              5.00        07/01/2013       620,757
          250,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES CC (ELECTRIC REVENUE,
                   MBIA INSURED)                                                              5.25        07/01/2009       252,645
          900,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (ELECTRIC REVENUE,
                   XLCA INSURED)                                                              5.25        07/01/2012       879,525
          100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE
                   LOC)                                                                       5.00        07/01/2011        98,311
        1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN (ELECTRIC PLANT
                   REVENUE, MBIA INSURED)                                                     5.25        07/01/2023       834,980
        1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES RR (ELECTRIC REVENUE,
                   FGIC INSURED)                                                              5.00        07/01/2022       826,000
          105,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC REVENUE,
                   MBIA INSURED)                                                              6.13        07/01/2009       106,019
          515,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES TT (ELECTRIC REVENUE)          5.00        07/01/2022       425,390
        1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
                   FIRST SECURITY BANK LOC) +/-                                               3.12        07/01/2029       520,000
          500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)             5.00        07/01/2011       491,555
          500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)             5.25        07/01/2033       370,260
          815,000  PUERTO RICO HFA HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)           4.75        10/01/2011       816,858

68 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

WISCONSIN TAX-FREE FUND

        PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE
-----------------  --------------------------------------------------------------------  -------------  -------------  -----------
PUERTO RICO (continued)
$       1,500,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX
                   REVENUE, MBIA INSURED)                                                     5.50%       07/01/2013   $ 1,449,630
          700,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY MACON TRANSPORTATION
                   SERIES H (TRANSPORTATION REVENUE, AMBAC INSURED) ss +/-                    4.06        07/01/2038       700,000
          300,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447 (OTHER
                   REVENUE, ASSURED GUARANTY) ss +/-                                          2.00        07/01/2036       300,000
          165,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL SALES
                   TAX REVENUE LOC)                                                           5.50        07/01/2013       159,459
          850,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES E (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)                                          5.50        07/01/2021       810,127
          300,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES W (FUEL SALES
                   TAX REVENUE, FIRST SECURITY BANK LOC)                                      5.50        07/01/2013       309,375
          100,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES Y (FUEL SALES
                   TAX REVENUE, MBIA INSURED)                                                 6.00        07/01/2011       103,852
           95,000  PUERTO RICO HOUSING FINANCE AUTHORITY (HFFA, HUD INSURED)                  4.50        12/01/2009        97,845
           55,000  PUERTO RICO HOUSING FINANCE AUTHORITY (HFFA, HUD INSURED)                  4.50        12/01/2009        56,469
          230,000  PUERTO RICO HOUSING FINANCE AUTHORITY (HFFA, HUD INSURED)                  5.00        12/01/2013       255,654
          170,000  PUERTO RICO HOUSING FINANCE AUTHORITY (HFFA, HUD INSURED)                  5.00        12/01/2014       181,604
          500,000  PUERTO RICO HOUSING FINANCE AUTHORITY (HOUSING REVENUE)                    5.50        12/01/2018       539,045
        3,000,000  PUERTO RICO HOUSING FINANCE AUTHORITY FEDERAL MODERNIZATION (HOUSING
                   REVENUE)                                                                   5.13        12/01/2027     2,814,930
          300,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                   REVENUE, FHA INSURED) ss +/-                                               5.50        06/01/2021       300,000
          405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                   CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
                   SYSTEM PROJECT                                                             5.00        12/01/2009       401,100
          430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                   CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
                   SYSTEM PROJECT                                                             5.00        12/01/2010       418,300
           25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                   CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
                   PROJECT A                                                                  6.50        11/15/2020        25,170
           60,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                   CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
                   PROJECT A (HCFR LOC)                                                       5.88        08/01/2012        60,124
          215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                   CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
                   PROJECT A (HCFR LOC)                                                       5.50        07/01/2017       202,801
          600,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                   CONTROL FACILITIES UNIVERSITY PLAZA PROJECT SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, MBIA INSURED)                                          5.63        07/01/2013       582,750
        3,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A (STATE &
                   LOCAL GOVERNMENTS)                                                         5.50        10/01/2019     3,149,880
        1,500,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES C (SPECIAL TAX
                   REVENUE, AMBAC INSURED)                                                    5.50        07/01/2017     1,354,995
          105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX REVENUE,
                   CIFG INSURED)                                                              5.25        07/01/2017        93,192
        1,465,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY (HOUSING REVENUE, AMBAC
                   INSURED) ## ss                                                             4.21        07/01/2017     1,336,344
           30,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES D
                   (LEASE REVENUE)                                                            5.13        07/01/2024        32,655
           10,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES D
                   (LEASE REVENUE)                                                            5.13        07/01/2024         7,814
        1,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES SERIES
                   M2 (LEASE REVENUE, AMBAC INSURED) ss                                       5.50        07/01/2035       824,710
          500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                            5.50        07/01/2021       420,500
        2,000,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH APPROPRIATION
                   SERIES A (OTHER REVENUE, AMBAC INSURED)                                    5.38        06/01/2018     2,261,720
        1,500,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH APPROPRIATION
                   SERIES A (OTHER REVENUE, AMBAC INSURED)                                    5.13        06/01/2024     1,582,065
          300,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A (OTHER REVENUE, AMBAC
                   INSURED)                                                                   5.38        06/01/2014       342,015
        2,210,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES E (OTHER REVENUE, CIFG
                   INSURED)                                                                   6.00        08/01/2026     2,594,894
        1,185,000  UNIVERSITY OF PUERTO RICO SERIES P (COLLEGE & UNIVERSITY REVENUE)          5.00        06/01/2017     1,034,043

                                                                                                                        39,868,752
                                                                                                                       -----------
TEXAS: 2.04%
        2,000,000  TARARNT COUNTY TX HOUSING FINANCE CORPORATION COMPOUND INTEREST
                   SINGLE FAMILY MORTGAGE (HOUSING REVENUE, MBIA INSURED) ##                  3.28        09/15/2016     1,556,060
          320,000  WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, GUARANTEE
                   AGREEMENT)                                                                 5.00        08/01/2010       335,293

                                                                                                                         1,891,353
                                                                                                                       -----------

                                 Wells Fargo Advantage Municipal Income Funds 69

Portfolio of Investments--December 31, 2008 (Unaudited)

WISCONSIN TAX-FREE FUND

        PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE
-----------------  --------------------------------------------------------------------  -------------  -------------  -----------
VIRGIN ISLANDS: 6.35%
$         255,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS                    4.60%       05/15/2011   $   246,560
          150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY
                   REVENUE LOC)                                                               5.85        12/01/2014       138,269
          185,000  VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY BANK LOC)                5.25        10/01/2017       196,899
          250,000  VIRGIN ISLANDS PFA GROSS TAX RECEIPTS (SALES TAX REVENUE, FGIC
                   INSURED)                                                                   5.00        10/01/2012       239,993
        1,000,000  VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                                  5.25        10/01/2019       829,990
        2,000,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                  5.50        10/01/2014     1,920,340
          500,000  VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                              5.00        10/01/2014       467,515
          180,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                    5.20        10/01/2009       181,157
           10,000  VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                                7.30        10/01/2018        12,459
          250,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY (SALES TAX REVENUE,
                   MBIA INSURED)                                                              5.00        10/01/2016       221,825
        1,200,000  VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE)                  5.25        07/01/2009     1,192,908
          300,000  VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)            5.00        07/01/2031       235,344

                                                                                                                         5,883,259
                                                                                                                       -----------

VIRGINIA: 0.44%
          500,000  VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE, MBIA
                   INSURED)                                                                   5.30        07/01/2021       412,470
                                                                                                                       -----------

  WEST VIRGINIA: 0.39%
          470,000  KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (HOUSING
                   REVENUE LOC) ## ss                                                         5.37        02/01/2014       359,000
                                                                                                                       -----------

  WISCONSIN: 40.71%
           20,000  ASHWAUBENON WI CDA ARENA PROJECT                                           4.80        06/01/2016        21,154
          100,000  ASHWAUBENON WI CDA ARENA PROJECT                                           5.05        06/01/2019       105,040
          815,000  ASHWAUBENON WI CDA ARENA PROJECT                                           5.10        06/01/2020       843,517
          805,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
                   (OTHER REVENUE)                                                            6.00        06/01/2017       742,363
           95,000  BARABOO WI CDA                                                             4.70        03/01/2010        96,749
           80,000  BARABOO WI CDA                                                             4.80        03/01/2011        81,797
           50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                   INCORPORATED PROJECT SERIES B                                              4.20        04/01/2012        50,296
          100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                   INCORPORATED PROJECT SERIES B                                              4.50        04/01/2014       100,461
           65,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                   INCORPORATED PROJECT SERIES B                                              5.13        04/01/2021        60,644
          175,000  CUDAHY WI CDA                                                              4.70        06/01/2009       176,892
        1,540,000  CUDAHY WI CDA                                                              4.55        06/01/2019     1,515,976
           25,000  CUDAHY WI CDA (LEASE REVENUE)                                              5.00        06/01/2014        25,307
           10,000  CUDAHY WI CDA PREREFUNDED (LEASE REVENUE) ss                               5.00        06/01/2014        10,180
          235,000  DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL PROJECT (OTHER
                   REVENUE, FIRSTAR BANK NA) ss +/-                                           1.25        03/01/2035       235,000
           20,000  GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT              5.13        02/01/2011        20,005
          500,000  GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                                  4.75        10/01/2020       483,010
          145,000  GLENDALE WI CDA TAX INCREMENT 6                                            5.00        10/01/2019       145,421
          100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                            4.90        07/01/2010       100,130
            5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                   DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE
                   LOC)                                                                       4.35        02/01/2010         5,185
           10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                   DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE
                   LOC)                                                                       4.45        02/01/2011        10,534
          175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                   DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE
                   LOC)                                                                       4.75        02/01/2014       182,891
          140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                   DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE
                   LOC)                                                                       5.00        02/01/2019       141,988
           70,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
                   SERIES A (HOUSING REVENUE LOC)                                             6.15        12/01/2030        65,150
        1,445,000  GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                   INCORPORATED                                                               5.00        04/01/2016     1,457,615
           20,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                         5.00        02/15/2013        19,874
           10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                         5.50        02/15/2021         9,068
          800,000  GREEN BAY WI RDA FORT JAMES PROJECT (OTHER REVENUE)                        5.60        05/01/2019       436,032
          100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                          5.15        04/01/2013       103,354

70 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

WISCONSIN TAX-FREE FUND

        PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE
-----------------  --------------------------------------------------------------------  -------------  -------------  -----------
WISCONSIN (continued)
$         500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE
                   PROJECT ss +/-                                                             4.75%       09/01/2033   $   405,520
          700,000  HALES CORNERS CDA LUTHERAN CHURCH PROJECT (IDR, MID-AMERICA
                   FEDERAL SAVINGS & LOAN LOC) ss +/-                                         1.39        08/01/2037       700,000
          870,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
                   MARSHALL & ISLEY BANK LOC) ss +/-                                          1.34        06/01/2031       870,000
          245,000  JOHNSON CREEK WI CDA ss                                                    4.65        12/01/2012       258,965
           10,000  JOHNSON CREEK WI CDA ss                                                    5.00        12/01/2016        10,636
          200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
                   REVENUE LOC)                                                               6.00        11/20/2041       184,702
        1,000,000  KRONENWETTER WI REDEVELOPMENT AUTHORITY (OTHER REVENUE)                    4.50        05/01/2011       999,310
           25,000  MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
                   GOVERNMENT GUARANTEED)                                                     4.88        03/01/2009        25,176
          365,000  MILWAUKEE REDEVELOPMENT AUTHORITY MILWAUKEE SCHOOL ENERGY PROJECT
                   SERIES B (COLLEGE & UNIVERSITY REVENUE)                                    4.00        07/01/2011       366,208
        1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                    5.10        07/01/2022     1,018,590
        1,350,000  MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE, CITIZENS
                   BANK LOC) ss +/-                                                           1.39        06/01/2037     1,350,000
          470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.05        07/01/2019       442,919
          470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.15        07/01/2020       436,414
          470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.20        07/01/2021       430,294
          470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.30        07/01/2022       427,691
          470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.35        07/01/2023       426,299
          500,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                   SERIES A                                                                   5.75        08/01/2035       307,355
          100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE &
                   UNIVERSITY REVENUE LOC)                                                    4.20        10/01/2010       101,201
        1,000,000  MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                   (OTHER REVENUE)                                                            5.13        08/01/2015       850,180
          200,000  MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                   (OTHER REVENUE)                                                            5.63        08/01/2025       135,156
           95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                        4.20        08/01/2011        98,321
           10,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                           4.70        06/01/2009        10,061
          100,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY NEIGHBORHOOD SCHOOLS SERIES A
                   (OTHER REVENUE, AMBAC INSURED)                                             4.20        08/01/2012       103,399
          300,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY WISCONSIN MONTESSORI SOCIETY
                   (PRIVATE SCHOOL REVENUE, US BANK NA LOC) ss +/-                            1.15        07/01/2021       300,000
        1,000,000  NEENAH WI CDA SERIES A                                                     5.13        12/01/2023     1,006,390
          350,000  OAKFIELD WI CDA                                                            5.40        12/01/2021       340,599
          150,000  OCONTO FALLS WI CDA                                                        4.05        06/01/2009       151,296
          135,000  OCONTO FALLS WI CDA                                                        4.60        06/01/2014       135,444
          175,000  OCONTO FALLS WI CDA                                                        4.65        06/01/2015       175,469
          200,000  OCONTO FALLS WI CDA                                                        4.90        06/01/2018       200,344
          210,000  ONALASKA WI CDA                                                            5.30        06/01/2015       210,111
          200,000  OSCEOLA WI RDA                                                             4.65        12/01/2010       204,244
          325,000  OSCEOLA WI RDA                                                             4.75        12/01/2011       333,031
          235,000  OSCEOLA WI RDA                                                             5.15        12/01/2015       237,383
          410,000  OSCEOLA WI RDA                                                             5.38        12/01/2020       403,432
          125,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US GOVERNMENT
                   GUARANTEED)                                                                5.13        04/01/2009       126,396
           25,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US GOVERNMENT
                   GUARANTEED)                                                                5.75        05/01/2009        25,424
          125,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT (LEASE
                   REVENUE, MBIA INSURED) ##                                                  3.55        12/15/2017        91,244
        1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
                   LIEN SERIES B (SALES TAX REVENUE LOC)                                      5.50        12/15/2015     1,694,726
          165,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE LOC)                                                    5.50        12/15/2026       161,613
          160,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE LOC)                                                    5.50        12/15/2015       181,672
          280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE LOC)                                                    5.50        12/15/2018       325,525
          240,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE LOC)                                                    5.50        12/15/2021       270,156

                                 Wells Fargo Advantage Municipal Income Funds 71

Portfolio of Investments--December 31, 2008 (Unaudited)

WISCONSIN TAX-FREE FUND

        PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE
-----------------  --------------------------------------------------------------------  -------------  -------------  -----------
WISCONSIN (continued)
$         100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE, MBIA INSURED)                                          5.00%       12/15/2017   $   107,975
        1,765,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE, MBIA INSURED)                                          5.50        12/15/2017     2,000,963
        1,500,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                   (SALES TAX REVENUE, MBIA INSURED)                                          5.50        12/15/2023     1,599,675
          120,000  ST. CROIX FALLS WI CDA                                                     4.40        12/01/2011       124,231
           80,000  ST. CROIX FALLS WI CDA                                                     4.50        12/01/2011        81,430
          160,000  ST. CROIX FALLS WI CDA                                                     4.50        12/01/2012       164,226
           90,000  ST. CROIX FALLS WI CDA                                                     4.85        12/01/2014        90,977
          300,000  STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER REVENUE) ss        4.50        10/01/2021       268,797
           50,000  STURTEVANT WI CDA                                                          3.55        12/01/2009        50,272
           75,000  STURTEVANT WI CDA                                                          4.60        12/01/2010        75,065
          110,000  STURTEVANT WI CDA                                                          4.80        12/01/2012       110,042
          300,000  STURTEVANT WI CDA                                                          4.40        12/01/2015       293,826
          100,000  STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                            4.55        12/01/2016        97,908
          100,000  STURTEVANT WI COMMUNITY DEVELOPMENT AUTHORITY (LEASE REVENUE)              5.00        12/01/2012        93,960
           25,000  SUN PRAIRIE WI CDA SERIES B                                                5.00        02/01/2012        25,163
           95,000  SUN PRAIRIE WI CDA SERIES B                                                5.10        02/01/2013        95,554
          105,000  SUN PRAIRIE WI CDA SERIES B                                                5.20        02/01/2014       105,525
          775,000  VERONA WI CDA                                                              5.38        12/01/2022       777,077
          300,000  WARRENS COMMUNITY DEVELOPMENT AUTHORITY (OTHER REVENUE)                    3.70        10/01/2009       300,087
          270,000  WARRENS WI COMMUNITY DEVELOPMENT AUTHORITY (LEASE REVENUE)                 5.00        11/01/2016       271,582
          370,000  WARRENS WI COMMUNITY DEVELOPMENT AUTHORITY (LEASE REVENUE)                 5.10        11/01/2020       334,580
           50,000  WATERFORD WI CDA PREREFUNDED ss                                            5.35        10/01/2014        53,285
           95,000  WATERFORD WI CDA PREREFUNDED ss                                            5.80        10/01/2023       101,976
          240,000  WATERTOWN WI CDA SERIES A                                                  5.00        05/01/2018       236,940
          500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                   PROJECT ss +/-                                                             4.80        03/01/2034       500,185
          110,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
                   PROJECT ss +/-                                                             3.86        12/01/2034       110,000
          340,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT ss +/-          5.00        12/01/2027       285,722
          720,000  WESTON WI CDA SERIES A                                                     5.25        10/01/2020       727,121
        2,055,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE
                   LOC) ##                                                                    5.72        12/15/2030       595,745
          325,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (OTHER REVENUE, FIRST
                   SECURITY BANK LOC)                                                         5.25        12/15/2023       328,049
          380,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25        12/15/2015       418,665
           85,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25        12/15/2016        93,484
           65,000  WISCONSIN DELLS CDA SERIES A                                               4.65        09/01/2014        65,202
           70,000  WISCONSIN DELLS CDA SERIES A                                               4.80        09/01/2015        70,123
           80,000  WISCONSIN DELLS CDA SERIES A                                               5.00        09/01/2017        80,020
          145,000  WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC) ss                 6.10        12/01/2017       171,310
        1,800,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
                   (HOUSING REVENUE)                                                          4.75        05/01/2037     1,700,622
           25,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A (HOUSING
                   REVENUE, GENERAL OBLIGATION OF AUTHORITY)                                  4.63        11/01/2037        17,063
          300,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A (HOUSING
                   REVENUE, GENERAL OBLIGATION OF AUTHORITY)                                  4.70        05/01/2047       199,854
        1,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D (HOUSING
                   REVENUE, GENERAL OBLIGATION OF AUTHORITY) ss +/-                           1.20        05/01/2037     1,000,000
          125,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E (HOUSING
                   REVENUE, AMBAC INSURED)                                                    4.90        11/01/2035        99,258

                                                                                                                        37,702,068
                                                                                                                       -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $93,910,678)                                                                        89,982,748
                                                                                                                       -----------

72 Wells Fargo Advantage Municipal Income Funds

                       Portfolio of Investments--December 31, 2008 (Unaudited)

WISCONSIN TAX-FREE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $93,910,678)*                           97.15%  $  89,982,748

OTHER ASSETS AND LIABILITIES, NET              2.85       2,635,344
                                             ------   -------------

TOTAL NET ASSETS                             100.00%  $  92,618,092
                                             ------   -------------

----------
##     Zero coupon bond. Interest rate presented is yield to maturity.

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers"under rule 144a or securities offered pursuant to section 4(2) of the securities act of 1933, as amended.

* Cost for federal income tax purposes is $ 93,911,620 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                    $  1,493,499
Gross unrealized depreciation                      (5,422,371)
                                                 ------------
Net unrealized appreciation (depreciation)       $ (3,928,872)

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

74 Wells Fargo Advantage Municipal Income Funds

           Statements of Assets and Liabilities--December 31, 2008 (Unaudited)

                                                                                Intermediate          Municipal
                                                                             Tax/AMT-Free Fund        Bond Fund
                                                                             -----------------      -------------
ASSETS
   Investments
     In securities, at fair value ........................................      $ 465,596,309       $ 536,366,421
     In affiliates .......................................................          6,673,770           3,606,298
                                                                                -------------       -------------
   Total investments at fair value (see cost below) ......................        472,270,079         539,972,719
                                                                                -------------       -------------
   Cash ..................................................................                  0              50,000
   Receivable for Fund shares issued .....................................          2,040,230           1,022,371
   Variation margin receivable on futures contracts ......................            309,375           1,620,000
   Receivable for investments sold .......................................          2,022,116           9,192,069
   Receivables for dividends and interest ................................          6,668,653           9,411,770
   Receivable for interest rate swaps/spread, MMD rate locks .............                  0           1,531,200
                                                                                -------------       -------------
Total assets .............................................................        483,310,453         562,800,129
                                                                                -------------       -------------
LIABILITIES
   Payable for Fund shares redeemed ......................................            929,135           1,118,336
   Payable for investments purchased .....................................          5,828,057          10,090,577
   Dividends payable .....................................................          1,933,482           2,737,065
   Payable to investment advisor and affiliates (Note 3) .................            192,880             202,018
   Accrued expenses and other liabilities ................................             76,972             144,163
                                                                                -------------       -------------
Total liabilities ........................................................          8,960,526          14,292,159
                                                                                -------------       -------------
TOTAL NET ASSETS .........................................................      $ 474,349,927       $ 548,507,970
                                                                                =============       =============
NET ASSETS CONSIST OF
   Paid-in capital .......................................................      $ 528,992,989       $ 655,424,496
   Undistributed net investment income (loss) ............................            (10,765)            (26,208)
   Undistributed net realized gain (loss) on investments .................         (7,641,699)        (11,281,240)
   Net unrealized appreciation (depreciation) of investments .............        (45,868,243)        (93,323,258)
   Net unrealized appreciation (depreciation) of futures .................         (1,122,355)         (3,817,020)
   Net unrealized appreciation (depreciation) of options, swap agreements,
     MMD rate locks and short sales ......................................                  0           1,531,200
                                                                                -------------       -------------
TOTAL NET ASSETS .........................................................      $ 474,349,927       $ 548,507,970
                                                                                =============       =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ..................................................      $  73,287,220       $ 180,296,215
   Shares outstanding - Class A ..........................................          7,586,478          22,671,767
   Net asset value per share - Class A ...................................      $        9.66       $        7.95
   Maximum offering price per share - Class A ........................          $        9.96 (2)   $        8.32 (3)
   Net assets - Class B ..................................................                 NA       $   8,282,278
   Shares outstanding - Class B ..........................................                 NA           1,041,437
   Net asset value and offering price per share - Class B ................                 NA       $        7.95
   Net assets - Class C ..................................................      $   6,939,450       $   8,984,427
   Shares outstanding - Class C ..........................................            718,573           1,130,068
   Net asset value and offering price per share - Class C ................               9.66       $        7.95
   Net assets - Administrator Class ......................................      $  11,553,976       $ 139,356,468
   Shares outstanding - Administrator Class ..............................          1,196,039          17,529,660
   Net asset value and offering price per share - Administrator Class ....      $        9.66       $        7.95
   Net assets - Institutional Class ......................................      $     541,743       $       8,941
   Shares outstanding - Institutional Class ..............................             56,048               1,125
   Net asset value and offering price per share - Institutional Class ....      $        9.67       $        7.95
   Net assets - Investor Class ...........................................      $ 382,027,538       $ 211,579,641
   Shares outstanding - Investor Class ...................................         39,570,637          26,611,641
   Net asset value and offering price per share - Investor Class .........      $        9.65       $        7.95
                                                                                -------------       -------------
Investments at cost ......................................................      $ 518,138,322       $ 633,295,977
                                                                                -------------       -------------

----------
1.    Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

3. Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

4. Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 75

Statements of Assets and Liabilities--December 31, 2008 (Unaudited)

 Short-Term           Ultra Short-Term
 Municipal               Municipal             Wisconsin
 Bond Fund              Income Fund          Tax-Free Fund
---------------      -----------------      ---------------


$   900,100,201       $ 1,288,153,825       $    89,982,748
      6,450,348            88,514,771                     0
---------------      ----------------       ---------------
    906,550,549         1,376,668,596            89,982,748
---------------      ----------------       ---------------
         50,000                     0             2,093,058
      2,188,502            12,142,066               264,090
        543,219               272,406                98,438
        107,917            14,568,823               565,917
     12,521,416            15,895,543             1,195,152
              0                     0               191,400
---------------      ----------------       ---------------
    921,961,603         1,419,547,434            94,390,803
---------------      ----------------       ---------------


      2,026,473             3,913,496               215,287
      2,697,812            29,560,246             1,197,700
      3,492,800             5,040,833               313,482
        339,871               502,684                35,263
        204,599               101,353                10,979
---------------      ----------------       ---------------
      8,761,555            39,118,612             1,772,711
---------------      ----------------       ---------------
$   913,200,048       $ 1,380,428,822       $    92,618,092
===============      ================       ===============


$   975,742,764       $ 1,477,554,676       $    96,805,772
        (64,403)             (348,411)               (5,754)
    (19,701,636)          (78,376,303)             (296,218)
    (40,813,123)          (17,217,357)           (3,927,930)
     (1,963,554)           (1,183,783)             (149,178)

              0                     0               191,400
---------------      ----------------       ---------------
$   913,200,048       $ 1,380,428,822       $    92,618,092
===============      ================       ===============


$    96,818,545       $   380,906,783       $     3,589,365
     10,470,100            81,336,323               360,369
$          9.25       $          4.68       $          9.96
$          9.54 (2)   $          4.78 (4)   $         10.43 (3)
             NA                    NA                    NA
             NA                    NA                    NA
             NA                    NA                    NA
$     9,595,676       $    20,668,281       $     6,051,195
      1,037,708             4,409,564               607,524
$          9.25       $          4.69       $          9.96
             NA                    NA                    NA
             NA                    NA                    NA
             NA                    NA                    NA
$         9,819       $   171,867,685                    NA
          1,060            36,694,758                    NA
$          9.26       $          4.68                    NA
$   806,776,008       $   806,986,073       $    82,977,532
     87,159,810           172,211,573             8,330,152
                      $          9.26       $          4.69
                                            $          9.96
---------------       ---------------       ---------------
$   947,363,672       $ 1,393,885,953       $    93,910,678
===============       ===============       ===============

76 Wells Fargo Advantage Municipal Income Funds

          Statements of Operations--For the Six Months Ended December 31, 2008
                                                                     (Unaudited)

                                                                                Intermediate          Municipal
                                                                             Tax/AMT-Free Fund        Bond Fund
                                                                             -----------------      -------------

INVESTMENT INCOME
   Interest ................................................................      $ 13,212,547       $ 17,247,602
   Income from affiliated securities .......................................            98,364             72,372
                                                                                  ------------       ------------
Total investment income ....................................................        13,310,911         17,319,974
                                                                                  ------------       ------------

EXPENSES
   Advisory fees ...........................................................           918,820          1,032,561
   Administration fees
     Fund Level ............................................................           131,682            149,316
     Class A ...............................................................            55,151            167,565
     Class B ...............................................................                NA              9,052
     Class C ...............................................................             5,016              7,812
     Administrator Class ...................................................             5,893             75,947
     Institutional Class ...................................................                83                  4
     Investor Class ........................................................           515,107            276,503
   Custody fees ............................................................            52,673             59,726
   Shareholder servicing fees (Note 3) .....................................           647,065            739,387
   Accounting fees .........................................................            34,394             40,045
   Distribution fees (Note 3)
     Class B ...............................................................                NA             37,718
     Class C ...............................................................            20,769             32,551
   Professional fees .......................................................            19,146             10,861
   Registration fees .......................................................            33,901             37,837
   Shareholder reports .....................................................            49,933             38,888
   Trustees' fees ..........................................................             4,323              4,323
   Other fees and expenses .................................................             7,695              5,779
                                                                                  ------------       ------------
Total expenses .............................................................         2,501,651          2,725,875
                                                                                  ------------       ------------

LESS
   Waived fees and reimbursed expenses (Note 3) ............................          (530,399)          (469,100)
   Net expenses ............................................................         1,971,252          2,256,775
                                                                                  ------------       ------------
Net investment income (loss) ...............................................        11,339,659         15,063,199
                                                                                  ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities ..............................................................        (5,162,615)        (7,003,673)
   Futures transactions ....................................................        (2,594,691)        (3,751,401)
   Options, swap agreements, MMD rate locks and short sale transactions...             209,502            536,757
                                                                                  ------------       ------------
Net realized gain and loss from investments ................................        (7,547,804)       (10,218,317)
                                                                                  ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF

   Securities ..............................................................       (37,022,047)       (80,805,291)
   Futures transactions ....................................................        (1,122,355)        (3,778,468)
   Options, swap agreements, MMD rate locks and short sale transactions ....                 0          1,531,200
                                                                                  ------------       ------------
Net change in unrealized appreciation (depreciation) of investments ........       (38,144,402)       (83,052,559)
                                                                                  ------------       ------------
Net realized and unrealized gain (loss) on investments .....................       (45,692,206)       (93,270,876)
                                                                                  ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............      $(34,352,547)      $(78,207,677)
                                                                                  ============       ============

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 77

Statements of Operations--For the Six Months Ended December 31, 2008
(Unaudited)

 Short-Term        Ultra Short-Term
 Municipal            Municipal            Wisconsin
 Bond Fund           Income Fund         Tax-Free Fund
------------       ----------------      -------------


$ 21,886,810       $     30,798,453       $  2,142,762
     114,588                300,429                  0
------------       ----------------       ------------
  22,001,398             31,098,882          2,142,762
------------       ----------------       ------------


   1,551,223              1,978,036            168,034

     228,903                298,056             24,005
      78,507                229,844              2,728
          NA                     NA                 NA
       7,383                  8,549              5,215
          NA                     NA                 NA
           4                 48,859                 NA
     943,193                925,975            100,274
      91,561                119,222              9,602
   1,134,623              1,253,184            118,952
      44,653                 36,067             16,082

          NA                     NA                 NA
      30,762                 35,619             21,728
      13,269                103,653             18,231
      59,030                 32,367             18,712
      52,697                 35,338              4,572
       4,323                  4,323              4,323
      11,946                 28,755              2,233
------------       ----------------       ------------
   4,252,077              5,137,847            514,691
------------       ----------------       ------------


  (1,225,274)            (1,068,527)          (133,936)
   3,026,803              4,069,320            380,755
------------       ----------------       ------------
  18,974,595             27,029,562          1,762,007
------------       ----------------       ------------




  (1,511,333)             1,071,685             90,015
  (5,648,373)            (4,244,113)          (436,152)
           0                      0             82,078
------------       ----------------       ------------
  (7,159,706)            (3,172,428)          (264,059)
------------       ----------------       ------------

 (32,984,553)          ( 14,746,330)        (3,702,557)
  (1,833,393)              (801,948)          (149,178)
           0                      0            191,400
------------       ----------------       ------------
 (34,817,946)          ( 15,548,278)        (3,660,335)
------------       ----------------       ------------
 (41,977,652)          ( 18,720,706)        (3,924,394)
------------       ----------------       ------------
$(23,003,057)         $   8,308,856      $  (2,162,387)
============       ================      =============

78 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets

                                                                        INTERMEDIATE TAX/AMT-FREE FUND
                                                                      ---------------------------------
                                                                           For the
                                                                      Six Months Ended       For the
                                                                      December 31, 2008     Year Ended
                                                                         (Unaudited)      June 30, 2008
                                                                      -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................................    $ 505,380,484      $ 313,360,920

OPERATIONS
   Net investment income (loss) ...................................       11,339,659         16,908,943
   Net realized gain (loss) on investments ........................       (7,547,804)         1,756,134
   Net change in unrealized appreciation (depreciation) of
    investments ...................................................      (38,144,402)        (6,144,216)
                                                                       -------------      -------------
Net increase (decrease) in net assets resulting from operations ...      (34,352,547)        12,520,861
                                                                       -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ......................................................       (1,344,876)          (380,557)
     Class B ......................................................               NA                 NA
     Class C ......................................................         (100,369)           (32,809)
     Administrator Class ..........................................         (263,716)           (76,443)
     Institutional Class ..........................................           (5,049)              (111)
     Investor Class ...............................................       (9,628,404)       (16,503,368)
   Net realized gain on sales of investments
     Class A ......................................................          (72,111)            (8,787)
     Class C ......................................................           (6,476)            (1,561)
     Administrator Class ..........................................          (11,520)                 0
     Institutional Class ..........................................             (354)                 0
     Investor Class ...............................................         (391,981)          (745,254)
                                                                       -------------      -------------
Total distributions to shareholders                                      (11,824,856)       (17,748,890)
                                                                       -------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................       60,723,461         36,035,614
   Reinvestment of distributions - Class A ........................          801,672            280,941
   Cost of shares redeemed - Class A ..............................      (12,632,214)        (5,494,050)
                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital
    share transactions - Class A ..................................       48,892,919         30,822,505
                                                                       -------------      -------------
   Proceeds from shares sold - Class B ............................               NA                 NA
   Reinvestment of distributions - Class B ........................               NA                 NA
   Cost of shares redeemed - Class B ..............................               NA                 NA
                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital
    share transactions - Class B ..................................               NA                 NA
                                                                       -------------      -------------
   Proceeds from shares sold - Class C ............................        4,579,518          3,485,713
   Reinvestment of distributions - Class C ........................           53,976             23,985
   Cost of shares redeemed - Class C ..............................         (473,505)          (142,970)
                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital
    share transactions - Class C ..................................        4,159,989          3,366,728
                                                                       -------------      -------------
   Proceeds from shares sold - Administrator Class ................        2,744,365         11,676,945
   Reinvestment of distributions - Administrator Class ............          225,934             76,443
   Cost of shares redeemed - Administrator Class ..................       (1,208,496)          (861,208)
                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital
    share transactions - Administrator Class ......................        1,761,803         10,892,180
                                                                       -------------      -------------
   Proceeds from shares sold - Institutional Class ................          576,859             10,000
   Reinvestment of distributions - Institutional Class ............            3,592                111
   Cost of shares redeemed - Institutional Class ..................          (23,422)                 0
                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital
    share transactions - Institutional Class ......................          557,029             10,111
                                                                       -------------      -------------
   Proceeds from shares sold - Investor Class .....................       97,012,512        260,151,494
   Reinvestment of distributions - Investor Class .................        7,280,827         15,755,381
   Cost of shares redeemed - Investor Class .......................     (144,518,233)      (123,750,806)
                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital
    share transaction - Investor Class ............................      (40,224,894)       152,156,069
                                                                       -------------      -------------
Net increase (decrease) in net assets resulting from capital
  share transactions - Total ......................................       15,146,846        197,247,593
                                                                       -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS                                    (31,030,557)       192,019,564
                                                                       -------------      -------------
ENDING NET ASSETS                                                      $ 474,349,927      $ 505,380,484
                                                                       =============      =============

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 79

Statements of Changes in Net Assets

       MUNICIPAL BOND FUND            SHORT-TERM MUNICIPAL BOND FUND      ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------    ---------------------------------    --------------------------------------
     For the                             For the                              For the
Six Months Ended       For the        Six Months Ended     For the        Six Months Ended       For the
December 31, 2008     Year Ended     December 31, 2008    Year Ended      December 31, 2008     Year Ended
   (Unaudited)      June 30, 2008        (Unaudited)     June 30, 2008       (Unaudited)      June 30, 2008
-----------------   -------------    -----------------   -------------    -----------------   -------------

$    399,512,398    $ 402,816,749     $  801,864,921     $ 677,478,241     $   956,688,566     $ 430,678,789


      15,063,199       17,597,179         18,974,595        28,290,002          27,029,562        21,666,565
     (10,218,317)       6,395,251         (7,159,706)       (1,330,322)         (3,172,428)         (605,353)
     (83,052,559)     (18,517,113)       (34,817,946)       (4,137,328)        (15,548,278)         (710,911)
----------------    -------------     --------------     -------------     ---------------     -------------
     (78,207,677)       5,475,317        (23,003,057)       22,822,352           8,308,856        20,350,301
----------------    -------------     --------------     -------------     ---------------     -------------



      (4,711,786)      (5,449,108)        (1,847,930)               NA          (5,793,928)       (1,039,369)
        (215,166)        (268,769)                NA                NA                  NA                NA
        (187,462)         (75,706)          (141,386)         (116,994)           (174,172)           (4,612)
      (3,959,490)        (847,236)                NA                NA                  NA                NA
            (264)            (124)              (224)             (108)         (2,969,201)       (3,687,580)
      (5,992,618)     (11,043,904)       (16,985,056)      (28,356,772)        (18,092,261)      (17,343,532)

               0                0                  0                NA                   0                 0
               0                0                  0                 0                   0                 0
               0                0                 NA                NA                  NA                NA
               0                0                  0                 0                   0                 0
               0                0                  0                 0                   0                 0
----------------    -------------     --------------     -------------     ---------------     -------------
     (15,066,786)     (17,684,847)       (18,974,596)      (28,473,874)        (27,029,562)      (22,075,093)
----------------    -------------     --------------     -------------     ---------------     -------------

     193,673,693        7,985,611        214,031,864                NA         390,419,318       123,730,540
       2,676,749        4,150,972            405,320                NA           3,941,047           998,090
    (104,986,945)     (20,078,619)      (112,616,612)               NA        (121,576,227)      (21,592,361)
----------------    -------------     --------------     -------------     ---------------     -------------
      91,363,497       (7,942,036)       101,820,572                NA         272,784,138       103,136,269
----------------    -------------     --------------     -------------     ---------------     -------------
      14,194,921          222,328                 NA                NA                  NA                NA
         123,675          204,176                 NA                NA                  NA                NA
      (9,865,001)      (2,788,524)                NA                NA                  NA                NA
----------------    -------------     --------------     -------------     ---------------     -------------
       4,453,595       (2,362,020)                NA                NA                  NA                NA
----------------    -------------     --------------     -------------     ---------------     -------------
      17,454,238          780,021          5,731,012         4,077,599          20,339,442         2,274,510
          81,883           39,410             70,278            60,942              95,901             3,730
      (8,062,972)        (519,515)        (1,412,903)       (1,290,142)         (1,883,634)                0
----------------    -------------     --------------     -------------     ---------------     -------------
       9,473,149          299,916          4,388,387         2,848,399          18,551,709         2,278,240
----------------    -------------     --------------     -------------     ---------------     -------------
     327,687,109       21,258,354                 NA                NA                  NA                NA
         621,817          602,380                 NA                NA                  NA                NA
    (188,625,072)     (10,484,053)                NA                NA                  NA                NA
----------------    -------------     --------------     -------------     ---------------     -------------
     139,683,854       11,376,681                 NA                NA                  NA                NA
----------------    -------------     --------------     -------------     ---------------     -------------
               0           10,000                  0            10,000         166,764,880        47,162,193
             216              124                184               107           1,855,475         3,575,768
               0                0                  0                 0         (89,616,478)      (35,782,061)
----------------    -------------     --------------     -------------     ---------------     -------------
             216           10,124                184            10,107          79,003,877        14,955,900
----------------    -------------     --------------     -------------     ---------------     -------------
      51,061,621       82,489,193        268,444,049       363,369,041         408,088,015       610,868,316
       4,013,928        9,108,025         11,320,340        23,381,897          12,745,109        15,032,973
     (57,779,825)     (84,074,704)      (232,660,752)     (259,571,242)       (348,711,886)     (218,537,129)
----------------    -------------     --------------     -------------     ---------------     -------------
      (2,704,276)       7,522,514         47,103,637       127,179,696          72,121,238       407,364,160
----------------    -------------     --------------     -------------     ---------------     -------------
     242,270,035        8,905,179        153,312,780       130,038,202         442,460,962       527,734,569
----------------    -------------     --------------     -------------     ---------------     -------------
     148,995,572       (3,304,351)       111,335,127       124,386,680         423,740,256       526,009,777
----------------    -------------     --------------     -------------     ---------------     -------------
$    548,507,970    $ 399,512,398     $  913,200,048     $ 801,864,921     $ 1,380,428,822     $ 956,688,566
================    =============     ==============     =============     ===============     =============

80 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets

                                                                                                INTERMEDIATE TAX/AMT-FREE FUND
                                                                                              ---------------------------------
                                                                                                  For the
                                                                                              Six Months Ended       For the
                                                                                              December 31, 2008     Year Ended
                                                                                                 (Unaudited)      June 30, 2008
                                                                                              -----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................         5,874,738         3,385,786
   Shares issued in reinvestment of distributions - Class A ...............................            79,333            26,529
   Shares redeemed - Class A ..............................................................        (1,263,488)         (516,420)
                                                                                                -------------     -------------
   Net increase (decrease) in shares outstanding - Class A ................................         4,690,583         2,895,895
                                                                                                -------------     -------------
   Shares sold - Class B ..................................................................                NA                NA
   Shares issued in reinvestment of distributions - Class B ...............................                NA                NA
   Shares redeemed - Class B ..............................................................                NA                NA
                                                                                                -------------     -------------
   Net increase (decrease) in shares outstanding - Class B ................................                NA                NA
                                                                                                -------------     -------------
   Shares sold - Class C ..................................................................           443,791           327,524
   Shares issued in reinvestment of distributions - Class C ...............................             5,330             2,260
   Shares redeemed - Class C ..............................................................           (46,716)          (13,616)
                                                                                                -------------     -------------
   Net increase (decrease) in shares outstanding - Class C ................................           402,405           316,168
                                                                                                -------------     -------------
   Shares sold - Administrator Class ......................................................           265,080         1,102,567
   Shares issued in reinvestment of distributions - Administrator Class ...................            22,204             7,217
   Shares redeemed - Administrator Class ..................................................          (119,793)          (81,236)
                                                                                                -------------     -------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................           167,491         1,028,548
                                                                                                -------------     -------------
   Shares sold - Institutional Class ......................................................            57,100               946
   Shares issued in reinvestment of distributions - Institutional Class ...................               362                11
   Shares redeemed - Institutional Class ..................................................            (2,371)                0
                                                                                                -------------     -------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................            55,091               957
                                                                                                -------------     -------------
   Shares sold - Investor Class ...........................................................         9,477,125        24,357,896
   Shares issued in reinvestment of distributions - Investor Class ........................           714,337         1,480,852
   Shares redeemed - Investor Class .......................................................       (14,385,219)      (11,625,112)
                                                                                                -------------     -------------
   Net increase (decrease) in shares outstanding - Investor Class .........................        (4,193,757)       14,213,636
                                                                                                -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         1,121,813        18,455,204
                                                                                                =============     =============

Ending balance of undistributed net investment income (loss) ..............................     $     (10,765)    $      (8,010)
                                                                                                -------------     -------------

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 81

Statements of Changes in Net Assets

       MUNICIPAL BOND FUND           SHORT-TERM MUNICIPAL BOND FUND     ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------   ---------------------------------   --------------------------------------
     For the                             For the                               For the
 Six Months Ended      For the       Six Months Ended      For the         Six Months Ended        For the
December 31, 2008    Year Ended     December 31, 2008    Year Ended        December 31, 2008     Year Ended
   (Unaudited)      June 30, 2008       (Unaudited)     June 30, 2008         (Unaudited)       June 30, 2008
-----------------   -------------   -----------------   -------------      -----------------    -------------

      21,314,474         848,032          22,086,994              NA              82,567,030       26,005,844
         306,626         442,898              42,720              NA                 834,784          209,783
     (11,520,142)     (2,133,771)        (11,659,614)             NA             (25,772,067)      (4,540,417)
----------------    ------------     ---------------    ------------        ----------------    -------------
      10,100,958        (842,841)         10,470,100              NA              57,629,747       21,675,210
----------------    ------------     ---------------    ------------        ----------------    -------------
       1,454,417          23,436                  NA              NA                      NA               NA
          14,136          21,768                  NA              NA                      NA               NA
      (1,085,891)       (296,182)                 NA              NA                      NA               NA
----------------    ------------     ---------------    ------------        ----------------    -------------
         382,662        (250,978)                 NA              NA                      NA               NA
----------------    ------------     ---------------    ------------        ----------------    -------------
       1,743,569          83,732             592,598         418,808               4,311,430          477,723
           9,408           4,209               7,391           6,266                  20,310              783
        (881,670)        (55,153)           (147,577)       (132,383)               (400,682)               0
----------------    ------------     ---------------    ------------        ----------------    -------------
         871,307          32,788             452,412         292,691               3,931,058          478,506
----------------    ------------     ---------------    ------------        ----------------    -------------
      35,289,628       2,294,685                  NA              NA                      NA               NA
          70,995          64,404                  NA              NA                      NA               NA
     (20,739,880)     (1,127,354)                 NA              NA                      NA               NA
----------------    ------------     ---------------    ------------        ----------------    -------------
      14,620,743       1,231,735                  NA              NA                      NA               NA
----------------    ------------     ---------------    ------------        ----------------    -------------
               0           1,087                   0           1,030              35,270,393        9,912,256
              25              13                  19              11                 392,550          751,209
               0               0                   0               0             (18,981,557)      (7,524,871)
----------------    ------------     ---------------    ------------        ----------------    -------------
              25           1,100                  19           1,041              16,681,386        3,138,594
----------------    ------------     ---------------    ------------        ----------------    -------------
       5,997,618       8,781,983          28,268,604      37,268,232              86,246,548      128,213,309
         458,935         972,664           1,187,076       2,399,602               2,696,214        3,157,586
      (6,814,017)     (8,975,522)        (24,603,869)    (26,614,880)            (73,757,814)     (45,888,939)
----------------    ------------     ---------------    ------------        ----------------    -------------
        (357,464)        779,125           4,851,811      13,052,954              15,184,948       85,481,956
----------------    ------------     ---------------    ------------        ----------------    -------------
      25,618,231         950,929          15,774,342      13,346,686              93,427,139      110,774,266
================    ============     ===============    ============        ================    =============

$        (26,208)   $    (22,621)    $       (64,403)   $    (64,402)       $       (348,411)   $    (348,411)
----------------    ------------     ---------------    ------------        ----------------    -------------

82 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets

                                                                                 WISCONSIN TAX-FREE FUND
                                                                             --------------------------------
                                                                                 For the
                                                                             Six Months Ended     For the
                                                                             December 31, 2008  Year Ended
                                                                               (Unaudited)      June 30, 2008
                                                                             -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................    $  93,584,166     $ 72,475,071

OPERATIONS
   Net investment income (loss) ..........................................        1,762,007        2,830,789
   Net realized gain (loss) on investments ...............................         (264,059)         131,398
   Net change in unrealized appreciation (depreciation) of investments ...       (3,660,335)        (698,553)
                                                                              -------------     ------------
Net increase (decrease) in net assets resulting from operations ..........       (2,162,387)       2,263,634
                                                                              -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .............................................................          (57,656)            (941)
     Class C .............................................................          (86,115)        (112,210)
     Investor Class ......................................................       (1,618,233)      (2,717,633)
   Net realized gain on sales of investments
     Class A .............................................................                0
     Class C .............................................................                0           (7,416)
     Investor Class ......................................................                0         (150,584)
                                                                              -------------     ------------
Total distributions to shareholders ......................................       (1,762,004)      (2,988,784)
                                                                              -------------     ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................        6,176,634          334,842
   Reinvestment of distributions - Class A ...............................           44,266              910
   Cost of shares redeemed - Class A .....................................       (2,815,752)            (967)
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
    transactions - Class A ...............................................        3,405,148          334,785
                                                                              -------------     ------------
   Proceeds from shares sold - Class C ...................................        1,414,185        2,373,787
   Reinvestment of distributions - Class C ...............................           62,892          108,789
   Cost of shares redeemed - Class C .....................................         (312,681)      (1,051,832)
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
    transactions - Class C ...............................................        1,164,396        1,430,744
                                                                              -------------     ------------
   Proceeds from shares sold - Investor Class ............................       13,186,350       33,891,915
   Reinvestment of distributions - Investor Class ........................        1,081,722        2,388,545
   Cost of shares redeemed - Investor Class ..............................      (15,879,299)     (16,211,744)
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
    transaction - Investor Class .........................................       (1,611,227)      20,068,716
                                                                              -------------     ------------
Net increase (decrease) in net assets resulting from capital share
  transactions - Total ...................................................        2,958,317       21,834,245
                                                                              -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................         (966,074)      21,109,095
                                                                              -------------     ------------
ENDING NET ASSETS ........................................................    $  92,618,092     $ 93,584,166
                                                                              =============     ============

SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................          597,445           31,951
   Shares issued in reinvestment of distributions - Class A ..............            4,358               88
   Shares redeemed - Class A .............................................         (273,380)             (93)
                                                                              -------------     ------------
   Net increase (decrease) in shares outstanding - Class A ...............          328,423           31,946
                                                                              -------------     ------------
   Shares sold - Class C .................................................          138,205          226,411
   Shares issued in reinvestment of distributions - Class C ..............            6,185           10,384
   Shares redeemed - Class C .............................................         (30,973)         (100,064)
                                                                              -------------     ------------
   Net increase (decrease) in shares outstanding - Class C ...............          113,417          136,731
                                                                              -------------     ------------
   Shares sold - Investor Class ..........................................        1,299,088        3,231,841
   Shares issued in reinvestment of distributions - Investor Class .......          106,302          227,981
   Shares redeemed - Investor Class ......................................       (1,574,520)      (1,546,301)
                                                                              -------------     ------------
   Net increase (decrease) in shares outstanding - Investor Class ........         (169,130)       1,913,521
                                                                              -------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
  TRANSACTIONS ...........................................................          272,710        2,082,198
                                                                              =============     ============

Ending balance of undistributed net investment income (loss) .............    $      (5,754)    $     (5,757)
                                                                              -------------     ------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

84 Wells Fargo Advantage Municipal Income Funds

                                                            Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized     from Net
                                                    Value Per     Investment      Gain (Loss)     Investment
                                                      Share     Income (Loss)   on Investments      Income
                                                    ---------   -------------   --------------   -------------
INTERMEDIATE TAX/AMT-FREE FUND
Class A
July 1, 2008 to December 31, 2008 (Unaudited) ...    $ 10.53         0.22           (0.86)           (0.22)
August 1, 2007 (5) to June 30, 2008 .............    $ 10.65         0.40           (0.10)           (0.40)

Class C
July 1, 2008 to December 31, 2008 (Unaudited) ...    $ 10.53         0.19           (0.86)           (0.19)
August 1, 2007 (5) to June 30, 2008 .............    $ 10.65         0.33           (0.10)           (0.33)

Administrator Class
July 1, 2008 to December 31, 2008 (Unaudited) ...    $ 10.53         0.23           (0.86)           (0.23)
March 31, 2008 (5) to June 30, 2008 .............    $ 10.56         0.11           (0.03)           (0.11)

Institutional Class
July 1, 2008 to December 31, 2008 (Unaudited) ...    $ 10.54         0.24           (0.86)           (0.24)
March 31, 2008 (5) to June 30, 2008 .............    $ 10.56         0.12           (0.02)           (0.12)

Investor Class
July 1, 2008 to December 31, 2008 (Unaudited) ...    $ 10.53         0.22           (0.87)           (0.22)
July 1, 2007 to June 30, 2008 ...................    $ 10.60         0.44           (0.05)           (0.44)
July 1, 2006 to June 30, 2007 ...................    $ 10.55         0.39            0.07            (0.39)
July 1, 2005 to June 30, 2006 ...................    $ 10.81         0.37           (0.24)           (0.37)
November 1, 2004 to June 30, 2005 (4) ...........    $ 11.02         0.24            0.03            (0.24)
November 1, 2003 to October 31, 2004 ............    $ 10.78         0.39            0.29            (0.39)
November 1, 2002 to October 31, 2003 ............    $ 10.48         0.41            0.30            (0.41)

MUNICIPAL BOND FUND
Class A
July 1, 2008 to December 31, 2008 (Unaudited) ...    $  9.21         0.22           (1.26)           (0.22)
July 1, 2007 to June 30, 2008 ...................    $  9.50         0.42           (0.29)           (0.42)
July 1, 2006 to June 30, 2007 ...................    $  9.41         0.40            0.11            (0.40)
July 1, 2005 to June 30, 2006 ...................    $  9.60         0.40           (0.19)           (0.40)
April 11, 2005 (5) to June 30, 2005 .............    $  9.43         0.09            0.17            (0.09)

Class B
July 1, 2008 to December 31, 2008 (Unaudited) ...    $  9.21         0.19           (1.26)           (0.19)
July 1, 2007 to June 30, 2008 ...................    $  9.50         0.35           (0.29)           (0.35)
July 1, 2006 to June 30, 2007 ...................    $  9.41         0.32            0.11            (0.32)
July 1, 2005 to June 30, 2006 ...................    $  9.60         0.33           (0.19)           (0.33)
April 11, 2005 (5) to June 30, 2005 .............    $  9.43         0.08            0.17            (0.08)

Class C
July 1, 2008 to December 31, 2008 (Unaudited) ...    $  9.21         0.19           (1.26)           (0.19)
July 1, 2007 to June 30, 2008 ...................    $  9.50         0.35           (0.29)           (0.35)
July 1, 2006 to June 30, 2007 ...................    $  9.41         0.32            0.11            (0.32)
July 1, 2005 to June 30, 2006 ...................    $  9.60         0.33           (0.19)           (0.33)
April 11, 2005 (5) to June 30, 2005 .............    $  9.43         0.08            0.17            (0.08)

----------
1. During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3. Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4.    In 2005, the Fund changed its fiscal year-end from October 31 to June 30.

5.    Commencement of operations.

6.    Amount calculated is less than $0.005.

7.    On June 20, 2008 Advisor Class was renamed to Class A.

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 85

Financial Highlights


                  Ending       Ratio to Average Net Assets (Annualized) (1)
Distributions    Net Asset   -----------------------------------------------               Portfolio    Net Assets at
  from Net       Value Per   Net Investment    Gross     Expenses      Net        Total     Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return (2)   Rate (3)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ----------   --------   --------------


    (0.01)        $  9.66         4.42%         0.90%     (0.20)%     0.70%       (6.11)%      56%        $  73,287
    (0.02)        $ 10.53         4.13%         0.96%     (0.26)%     0.70%        2.86%       98%        $  30,506


    (0.01)        $  9.66         3.65%         1.59%     (0.14)%     1.45%       (6.47)%      56%        $   6,939
    (0.02)        $ 10.53         3.31%         1.74%     (0.29)%     1.45%        2.14%       98%        $   3,329


    (0.01)        $  9.66         4.51%         0.74%     (0.14)%     0.60%       (6.06)%      56%        $  11,554
     0.00         $ 10.53         4.31%         0.85%     (0.25)%     0.60%        0.80%       98%        $  10,834


    (0.01)        $  9.67         4.90%         0.56%     (0.14)%     0.42%       (5.97)%      56%        $     542
     0.00         $ 10.54         4.46%         0.58%     (0.14)%     0.44%        0.87%       98%        $      10


    (0.01)        $  9.65         4.33%         0.95%     (0.20)%     0.75%       (6.23)%      56%        $ 382,028
    (0.02)        $ 10.53         4.07%         1.16%     (0.41)%     0.75%        3.67%       98%        $ 460,702
    (0.02)        $ 10.60         3.66%         1.23%     (0.48)%     0.75%        4.41%       78%        $ 313,361
    (0.02)        $ 10.55         3.53%         1.32%     (0.57)%     0.75%        1.22%      102%        $  90,623
    (0.24)        $ 10.81         3.32%         1.21%     (0.62)%     0.59%        2.56%       57%        $  71,870
    (0.05)        $ 11.02         3.60%         1.15%     (0.66)%     0.49%        6.44%       95%        $  41,936
     0.00         $ 10.78         3.76%         1.16%     (0.73)%     0.43%        6.84%      190%        $  50,890


     0.00         $  7.95         5.10%         0.89%     (0.14)%     0.75%      (11.43)%      76%        $ 180,296
     0.00         $  9.21         4.44%         1.04%     (0.22)%     0.82%        1.38%      144%        $ 115,830
    (0.02)        $  9.50         4.11%         1.07%     (0.22)%     0.85%        5.38%      107%        $ 127,411
     0.00         $  9.41         4.20%         1.08%     (0.23)%     0.85%        2.20%      136%        $ 134,850
     0.00         $  9.60         4.48%         1.08%     (0.23)%     0.85%        2.82%       68%        $ 141,868


     0.00         $  7.95         4.31%         1.64%     (0.14)%     1.50%      (11.77)%      76%        $   8,282
     0.00         $  9.21         3.67%         1.79%     (0.22)%     1.57%        0.62%      144%        $   6,070
    (0.02)        $  9.50         3.36%         1.82%     (0.22)%     1.60%        4.59%      107%        $   8,642
     0.00         $  9.41         3.44%         1.83%     (0.22)%     1.61%        1.43%      136%        $  12,366
     0.00         $  9.60         3.74%         1.83%     (0.23)%     1.60%        2.65%       68%        $  22,680


     0.00         $  7.95         4.35%         1.60%     (0.10)%     1.50%      (11.77)%      76%        $   8,984
     0.00         $  9.21         3.67%         1.77%     (0.20)%     1.57%        0.62%      144%        $   2,384
    (0.02)        $  9.50         3.36%         1.82%     (0.22)%     1.60%        4.59%      107%        $   2,146
     0.00         $  9.41         3.45%         1.84%     (0.23)%     1.61%        1.43%      136%        $   1,953
     0.00         $  9.60         3.73%         1.83%     (0.23)%     1.60%        2.65%       68%        $   1,966

86  Wells Fargo Advantage Municipal Income Funds

                                                            Financial Highlights

                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset       Net         and Unrealized     from Net
                                                      Value Per    Investment       Gain (Loss)     Investment
                                                        Share     Income (Loss)   on Investments      Income
                                                      ---------   -------------   --------------   -------------
MUNICIPAL BOND FUND (continued)
Administrator Class
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 9.21        0.23            (1.26)          (0.23)
July 1, 2007 to June 30, 2008 .....................     $ 9.50        0.44            (0.29)          (0.44)
July 1, 2006 to June 30, 2007 .....................     $ 9.41        0.43             0.11           (0.43)
July 1, 2005 to June 30, 2006 .....................     $ 9.60        0.43            (0.19)          (0.43)
April 11, 2005 (5) to June 30, 2005 ...............     $ 9.43        0.10             0.17           (0.10)

Institutional Class
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 9.21        0.24            (1.26)          (0.24)
March 31, 2008 (5) to June 30, 2008 ...............     $ 9.19        0.11             0.02           (0.11)

Investor Class
July 1, 2008 to December 31, 2008 (Unaudited)           $ 9.21        0.22            (1.26)          (0.22)
July 1, 2007 to June 30, 2008 .....................     $ 9.50        0.42            (0.29)          (0.42)
July 1, 2006 to June 30, 2007 .....................     $ 9.41        0.40             0.11           (0.40)
July 1, 2005 to June 30, 2006 .....................     $ 9.60        0.40            (0.19)          (0.40)
November 1, 2004 to June 30, 2005 (4) .............     $ 9.47        0.27             0.13           (0.27)
November 1, 2003 to October 31, 2004 ..............     $ 8.89        0.42             0.58           (0.42)
November 1, 2002 to October 31, 2003 ..............     $ 8.73        0.39             0.17           (0.40)

SHORT-TERM MUNICIPAL BOND FUND
Class A
July 18, 2008 (5) to December 31, 2008
 (Unaudited) ......................................     $ 9.70        0.18            (0.45)          (0.18)

Class C
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 9.66        0.16            (0.41)          (0.16)
July 1, 2007 to June 30, 2008 .....................     $ 9.73        0.31            (0.07)          (0.31)
July 1, 2006 to June 30, 2007 .....................     $ 9.73        0.28             0.00           (0.28)
July 1, 2005 to June 30, 2006 .....................     $ 9.82        0.24            (0.09)          (0.24)
November 1, 2004 to June 30, 2005 (4) .............     $ 9.84        0.13            (0.02)          (0.13)
November 1, 2003 to October 31, 2004 ..............     $ 9.83        0.19             0.01           (0.19)
January 31, 2003 (5) to October 31, 2003 ..........     $ 9.79        0.16             0.04           (0.16)

Institutional Class
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 9.68        0.21            (0.42)          (0.21)
March 31, 2008 (5) to June 30, 2008 ...............     $ 9.72        0.10            (0.04)          (0.10)

Investor Class
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 9.67        0.20            (0.41)          (0.20)
July 1, 2007 to June 30, 2008 .....................     $ 9.74        0.40            (0.07)          (0.40)
July 1, 2006 to June 30, 2007 .....................     $ 9.74        0.36             0.00           (0.36)
July 1, 2005 to June 30, 2006 .....................     $ 9.83        0.33            (0.09)          (0.33)
November 1, 2004 to June 30, 2005 (4) .............     $ 9.85        0.20            (0.02)          (0.20)
November 1, 2003 to October 31, 2004 ..............     $ 9.83        0.31             0.02           (0.31)
November 1, 2002 to October 31, 2003 ..............     $ 9.72        0.35             0.11           (0.35)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
Class A
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 4.75        0.10            (0.06)          (0.11)
July 1, 2007 (5) to June 30, 2008 .................     $ 4.76        0.20            (0.01)          (0.20)
July 1, 2006 to June 30, 2007 (7) .................     $ 4.76        0.17             0.00           (0.17)
July 1, 2005 to June 30, 2006 (7) .................     $ 4.77        0.14            (0.01)          (0.14)
November 1, 2004 to June 30, 2005 (4,7) ...........     $ 4.83        0.07            (0.06)          (0.07)
November 1, 2003 to October 31, 2004 (7) ..........     $ 4.87        0.08            (0.04)          (0.08)
November 1, 2002 to October 31, 2003 (7) ..........     $ 4.88        0.10            (0.01)          (0.10)

Class C
July 1, 2008 to December 31, 2008 (Unaudited) .....     $ 4.76        0.07            (0.05)          (0.09)
March 31, 2008 (5) to June 30, 2008 ...............     $ 4.75        0.04             0.01           (0.04)

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 87

Financial Highlights


                  Ending       Ratio to Average Net Assets (Annualized) (1)
Distributions    Net Asset   -----------------------------------------------               Portfolio    Net Assets at
  from Net       Value Per   Net Investment    Gross     Expenses      Net        Total     Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return (2)   Rate (3)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ----------   --------   --------------


      0.00        $  7.95         5.25%         0.81%     (0.21)%     0.60%       (11.36)%     76%        $ 139,356
      0.00        $  9.21         4.71%         0.87%     (0.31)%     0.56%         1.65%     144%        $  26,793
     (0.02)       $  9.50         4.48%         0.89%     (0.41)%     0.48%         5.77%     107%        $  15,926
      0.00        $  9.41         4.57%         0.90%     (0.42)%     0.48%         2.57%     136%        $  16,136
      0.00        $  9.60         4.87%         0.90%     (0.44)%     0.46%         2.90%      68%        $  17,821


      0.00        $  7.95         5.41%         0.51%     (0.09)%     0.42%       (11.29)%     76%        $       9
      0.00        $  9.21         5.02%         0.56%     (0.12)%     0.44%         1.45%     144%        $      10


      0.00        $  7.95         5.02%         0.94%     (0.14)%     0.80%       (11.45)%     76%        $ 211,580
      0.00        $  9.21         4.46%         1.16%     (0.36)%     0.80%         1.41%     144%        $ 248,426
     (0.02)       $  9.50         4.16%         1.24%     (0.44)%     0.80%         5.43%     107%        $ 248,692
      0.00        $  9.41         4.25%         1.25%     (0.45)%     0.80%         2.25%     136%        $ 200,297
      0.00        $  9.60         4.32%         0.98%     (0.18)%     0.80%         4.31%      68%        $ 201,608
      0.00        $  9.47         4.72%         0.84%     (0.03)%     0.81%        11.52%     100%        $ 185,717
      0.00        $  8.89         4.40%         0.81%      0.00 %     0.81%         6.52%     121%        $ 209,152


      0.00        $  9.25         4.23%         0.88%     (0.28)%     0.60%        (2.25)%     58%        $  96,819


      0.00        $  9.25         3.48%         1.59%     (0.23)%     1.36%        (2.57)%     58%        $   9,596
      0.00        $  9.66         3.15%         1.71%     (0.16)%     1.55%         2.50%      94%        $   5,656
      0.00        $  9.73         2.81%         1.73%     (0.18)%     1.55%         2.85%     126%        $   2,847
      0.00        $  9.73         2.46%         1.74%     (0.16)%     1.58%         1.57%     129%        $   4,965
      0.00 (6)    $  9.82         1.98%         1.78%     (0.05)%     1.73%         1.16%      75%        $   8,228
      0.00        $  9.84         1.96%         1.82%     (0.03)%     1.79%         2.08%      69%        $   6,982
      0.00        $  9.83         2.05%         1.91%     (0.03)%     1.88%         2.10%      84%        $   2,869


      0.00        $  9.26         4.45%         0.50%     (0.10)%     0.40%        (2.18)%     58%        $      10
      0.00        $  9.68         4.35%         0.54%     (0.13)%     0.41%         0.66%      94%        $      10


      0.00        $  9.26         4.17%         0.93%     (0.27)%     0.66%        (2.21)%     58%        $ 806,776
      0.00        $  9.67         4.06%         1.10%     (0.44)%     0.66%         3.43%      94%        $ 796,199
      0.00        $  9.74         3.70%         1.15%     (0.49)%     0.66%         3.76%     126%        $ 674,631
      0.00        $  9.74         3.40%         1.15%     (0.49)%     0.66%         2.49%     129%        $ 637,443
      0.00 (6)    $  9.83         3.07%         0.87%     (0.21)%     0.66%         1.87%      75%        $ 657,403
      0.00        $  9.85         3.12%         0.69%     (0.03)%     0.66%         3.37%      69%        $ 484,450
      0.00        $  9.83         3.57%         0.64%      0.00 %     0.64%         4.82%      84%        $ 644,324


      0.00        $  4.68         4.60%         0.84%     (0.17)%     0.67%         0.81%     121%        $ 380,907
      0.00        $  4.75         4.14%         0.99%     (0.29)%     0.70%         4.10%     191%        $ 112,660
      0.00        $  4.76         3.52%         1.06%     (0.34)%     0.72%         3.59%     123%        $   9,670
      0.00        $  4.76         2.98%         1.05%     (0.29)%     0.76%         2.81%     128%        $  13,317
      0.00        $  4.77         2.23%         1.14%     (0.10)%     1.04%         0.27%      47%        $  19,540
      0.00        $  4.83         1.72%         1.17%     (0.05)%     1.12%         0.90%      72%        $  39,623
      0.00        $  4.87         1.90%         1.11%      0.00 %     1.11%         1.96%     128%        $  69,527


      0.00        $  4.69         3.73%         1.54%     (0.12)%     1.42%         0.41%     121%        $  20,668
      0.00        $  4.76         2.93%         1.63%     (0.21)%     1.42%         1.00%     191%        $   2,276

88 Wells Fargo Advantage Municipal Income Funds
                                                            Financial Highlights

                                                                       Beginning                  Net Realized   Distributions
                                                                       Net Asset       Net       and Unrealized     from Net
                                                                       Value Per   Investment     Gain (Loss)      Investment
                                                                         Share    Income (Loss)  on Investments      Income
                                                                       ---------  -------------  --------------  -------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (continued)

Institutional Class
July 1, 2008 to December 31, 2008 (Unaudited) .....................     $  4.75        0.11          (0.06)          (0.12)
July 1, 2007 to June 30, 2008 .....................................     $  4.76        0.22          (0.01)          (0.22)
July 1, 2006 to June 30, 2007 .....................................     $  4.76        0.19           0.00           (0.19)
July 1, 2005 to June 30, 2006 .....................................     $  4.77        0.16          (0.01)          (0.16)
November 1, 2004 to June 30, 2005 (4) .............................     $  4.83        0.09          (0.06)          (0.09)
November 1, 2003 to October 31, 2004 ..............................     $  4.87        0.12          (0.04)          (0.12)
November 1, 2002 to October 31, 2003 ..............................     $  4.87        0.13           0.01           (0.14)

Investor Class
July 1, 2008 to December 31, 2008 (Unaudited) .....................     $  4.75        0.09          (0.04)          (0.11)
July 1, 2007 to June 30, 2008 .....................................     $  4.76        0.20          (0.01)          (0.20)
July 1, 2006 to June 30, 2007 .....................................     $  4.76        0.16           0.01           (0.17)
July 1, 2005 to June 30, 2006 .....................................     $  4.77        0.14          (0.01)          (0.14)
November 1, 2004 to June 30, 2005 (4) .............................     $  4.83        0.08          (0.06)          (0.08)
November 1, 2003 to October 31, 2004 ..............................     $  4.87        0.10          (0.04)          (0.10)
November 1, 2002 to October 31, 2003 ..............................     $  4.88        0.12           0.00           (0.13)

WISCONSIN TAX-FREE FUND
Class A
July 1, 2008 to December 31, 2008 (Unaudited) .....................     $ 10.37        0.19          (0.41)          (0.19)
March 31, 2008 (5) to June 30, 2008 ...............................     $ 10.44        0.09          (0.07)          (0.09)

Class C
July 1, 2008 to December 31, 2008 (Unaudited) .....................     $ 10.37        0.15          (0.41)          (0.15)
July 1, 2007 to June 30, 2008 .....................................     $ 10.44        0.30          (0.05)          (0.30)
July 1, 2006 to June 30, 2007 .....................................     $ 10.38        0.30           0.11           (0.30)
July 1, 2005 to June 30, 2006 .....................................     $ 10.70        0.30          (0.29)          (0.30)
November 1, 2004 to June 30, 2005 (4) .............................     $ 10.80        0.21           0.06           (0.21)
November 1, 2003 to October 31, 2004 ..............................     $ 10.69        0.32           0.16           (0.32)
December 26, 2002 (5) to October 31, 2003 .........................     $ 10.60        0.26           0.09           (0.26)

Investor Class
July 1, 2008 to December 31, 2008 (Unaudited) .....................     $ 10.37        0.19          (0.41)          (0.19)
July 1, 2007 to June 30, 2008 .....................................     $ 10.44        0.38          (0.05)          (0.38)
July 1, 2006 to June 30, 2007 .....................................     $ 10.38        0.38           0.11           (0.38)
July 1, 2005 to June 30, 2006 .....................................     $ 10.70        0.38          (0.29)          (0.38)
November 1, 2004 to June 30, 2005 (4) .............................     $ 10.80        0.28           0.06           (0.28)
November 1, 2003 to October 31, 2004 ..............................     $ 10.69        0.44           0.16           (0.44)
November 1, 2002 to October 31, 2003 ..............................     $ 10.56        0.44           0.13           (0.44)

The accompanying notes are an integral part of these financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 89
Financial Highlights


                 Ending    Ratio to Average Net Assets (Annualized) (1)
Distributions   Net Asset  --------------------------------------------              Portfolio   Net Assets at
  from Net      Value Per  Net Investment   Gross    Expenses    Net      Total      Turnover    End of Period
Realized Gains    Share    Income (Loss)   Expenses   Waived   Expenses  Return (2)   Rate (3)  (000's omitted)
--------------  ---------  --------------  --------  --------  --------  ----------  ---------  ---------------



     0.00        $   4.68       4.91%        0.52%    (0.15)%    0.37%      0.97%       121%      $   171,868
     0.00        $   4.75       4.57%        0.61%    (0.24)%    0.37%      4.47%       191%      $    95,113
     0.00        $   4.76       3.87%        0.61%    (0.24)%    0.37%      3.95%       123%      $    80,326
     0.00        $   4.76       3.37%        0.59%    (0.22)%    0.37%      3.20%       128%      $    91,622
     0.00        $   4.77       2.86%        0.47%    (0.06)%    0.41%      0.67%        47%      $   144,860
     0.00        $   4.83       2.45%        0.40%    (0.02)%    0.38%      1.65%        72%      $   289,641
     0.00        $   4.87       2.69%        0.37%     0.00%     0.37%      2.94%       128%      $   577,522


     0.00        $   4.69       4.52%        0.91%    (0.19)%    0.72%      1.00%       121%      $   806,986
     0.00        $   4.75       4.20%        1.16%    (0.44)%    0.72%      4.10%       191%      $   746,639
     0.00        $   4.76       3.52%        1.23%    (0.51)%    0.72%      3.59%       123%      $   340,682
     0.00        $   4.76       3.02%        1.22%    (0.50)%    0.72%      2.84%       128%      $   419,465
     0.00        $   4.77       2.53%        0.90%    (0.14)%    0.76%      0.44%        47%      $   556,121
     0.00        $   4.83       2.11%        0.75%    (0.02)%    0.73%      1.30%        72%      $   881,337
     0.00        $   4.87       2.39%        0.70%     0.00%     0.70%      2.38%       128%      $ 1,401,082



     0.00        $   9.96       3.84%        0.99%    (0.29)%    0.70%     (2.11)%       59%      $     3,589
     0.00        $  10.37       3.34%        0.99%    (0.29)%    0.70%      0.21%       102%      $       331


     0.00        $   9.96       3.00%        1.70%    (0.21)%    1.49%     (2.50)%       59%      $     6,051
    (0.02)       $  10.37       2.82%        1.82%    (0.33)%    1.49%      2.40%       102%      $     5,123
    (0.05)       $  10.44       2.87%        1.88%    (0.39)%    1.49%      3.99%        51%      $     3,730
    (0.03)       $  10.38       2.86%        2.00%    (0.50)%    1.50%      0.07%       111%      $     3,346
    (0.16)       $  10.70       2.97%        2.07%    (0.58)%    1.49%      2.60%        24%      $     2,583
    (0.05)       $  10.80       3.00%        2.10%    (0.60)%    1.50%      4.54%        17%      $     2,380
     0.00        $  10.69       2.71%        2.08%    (0.58)%    1.50%      3.28%        54%      $     2,704


     0.00        $   9.96       3.74%        1.03%    (0.28)%    0.75%     (2.13)%       59%      $    82,978
    (0.02)       $  10.37       3.57%        1.22%    (0.47)%    0.75%      2.95%       102%      $    88,130
    (0.05)       $  10.44       3.61%        1.30%    (0.55)%    0.75%      4.77%        51%      $    68,745
    (0.03)       $  10.38       3.62%        1.41%    (0.66)%    0.75%      0.82%       111%      $    58,974
    (0.16)       $  10.70       3.96%        1.22%    (0.71)%    0.51%      3.26%        24%      $    53,648
    (0.05)       $  10.80       4.09%        1.17%    (0.77)%    0.40%      5.69%        17%      $    48,109
     0.00        $  10.69       4.08%        1.13%    (0.82)%    0.31%      5.45%        54%      $    67,494

90 Wells Fargo Advantage Municipal Income Funds
                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

As of the open of business on July 21, 2008, each "Acquiring Fund" identified below acquired all of the assets and assumed all of the liabilities of its corresponding "Target Fund" (each an "Acquisition", and collectively the "Acquisitions"), as shown in the table below. Each Acquiring Fund was deemed to be the accounting survivor in each Acquisition.

Target Fund                                 Acquiring Fund
-----------------------------------         -------------------------------
National Limited-Term Tax-Free Fund         Short-Term Municipal Bond Fund
National Tax-Free Fund                      Municipal Bond Fund

The Acquisitions were completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007, and by the shareholders of each Target Fund on June 30, 2008. The Acquisitions were accomplished through the following steps.

In a tax-free exchange, the Short-Term Municipal Bond Fund issued 9,300,757 of its Class A shares (valued at $90,257,987) and 86,972 of its Class C shares (valued at $843,942) in exchange for all of the assets and liabilities of the National Limited-Term Tax-Free Fund. The aggregate net assets of the National Limited-Term Tax-Free Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C shares and Administrator Class shares of the National Limited-Term Tax-Free Fund, at the close of business on July 18, 2008 were valued at $91,101,929 and were combined with those of the Short-Term Municipal Bond Fund. The National Limited-Term Tax-Free Fund then liquidated by distributing (i) Class A shares of the Short-Term Municipal Bond Fund pro rata to the National Limited-Term Tax-Free Fund shareholders holding Class A, Class B and Administrator Class shares, respectively, of the National Limited-Term Tax-Free Fund, and (ii) Class C shares of the Short-Term Municipal Bond Fund pro rata to the National Limited-Term Tax-Free Fund shareholders holding Class C shares of the National Limited-Term Tax-Free Fund. As a result, the National Limited-Term Tax-Free Fund shareholders received shares of their specified class of the Short-Term Municipal Bond Fund with a total value equal to the value of their National Limited-Term Tax-Free Fund shares at the close of business on July 18, 2008.

In a tax-free exchange, the Municipal Bond Fund issued 9,544,972 of its Class A shares (valued at $88,082,455), 722,689 of its Class B shares (valued at $6,669,588), 774,520 of its Class C shares (valued at $7,142,512) and 16,764,299 of its Administrator Class shares (valued at $154,649,716) in exchange for all of the assets and liabilities of the National Tax-Free Fund. The aggregate net assets of the National Tax-Free Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C shares, and Administrator Class shares of the National Tax-Free Fund, at the close of business on July 18, 2008 were valued at $256,544,271 and were combined with those of the Municipal Bond Fund. The National Tax-Free Fund then liquidated by distributing (i) Class A shares of the Municipal Bond Fund pro rata to the National Tax-Free Fund shareholders holding Class A shares of the National Tax-Free Fund, (ii) Class B shares of the Municipal Bond Fund pro rata to the National Tax-Free Fund shareholders holding Class B shares of the National Tax-Free Fund, (iii) Class C shares of the Municipal Bond Fund pro rata to the National Tax-Free Fund shareholders holding Class C shares of the National Tax-Free Fund, and (iv) Administrator Class shares of the Municipal Bond Fund pro rata to the

                                 Wells Fargo Advantage Municipal Income Funds 91
Notes to Financial Statements

National Tax-Free Fund shareholders holding Administrator Class shares of the National Tax-Free Fund. As a result, the National Tax-Free Fund shareholders received shares of their specified class of the Municipal Bond Fund with a total value equal to the value of their National Tax-Free Fund shares at the close of business on July 18, 2008.

In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the Short-Term Municipal Bond Fund and the Municipal Bond Fund immediately after the Acquisitions totaled $907,951,496 and $656,849,735, respectively.

In addition, effective at the close of business on June 20, 2008, the Advisor Class of the Ultra Short-Term Municipal Income Fund was renamed Class A and was modified to assume the features and attributes associated with Class A, including its exchange privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned maybe invested generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

92 Wells Fargo Advantage Municipal Income Funds
                                                   Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                                 Total       Fair Value
MUNICIPAL INCOME FUNDS                             Level 1        Level 2       Level 3   as of 11/30/2008
---------------------------------------------   ------------   --------------   -------   ----------------
INTERMEDIATE TAX/AMT-FREE FUND                  $  6,673,770   $  465,596,309     $0       $  472,270,079
MUNICIPAL BOND FUND                                3,606,298      536,366,421      0          539,972,719
SHORT-TERM MUNICIPAL INCOME FUND                   6,450,348      900,100,201      0          906,550,549
ULTRA SHORT-TERM MUNICIPAL INCOME FUND            88,514,771    1,288,153,825      0        1,376,668,596
WISCONSIN TAX-FREE FUND                                    0       89,982,748      0           89,982,748

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                          Total Unrealized
                                                                                            Appreciation/
MUNICIPAL INCOME FUNDS                             Level 1         Level 2      Level 3    (Depreciation)
---------------------------------------------   ------------   --------------   -------   ----------------
INTERMEDIATE TAX/AMT-FREE FUND                  $ (1,122,355)        $0            $0      $ (1,122,355)
MUNICIPAL BOND FUND                               (2,285,820)         0             0        (2,285,820)
SHORT-TERM MUNICIPAL INCOME FUND                  (1,963,554)         0             0        (1,963,554)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND            (1,183,783)         0             0        (1,183,783)
WISCONSIN TAX-FREE FUND                               42,222          0             0            42,222

----------
* Other financial instruments include: futures, options, swaps and MMD Rate Locks..

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

                                 Wells Fargo Advantage Municipal Income Funds 93
Notes to Financial Statements

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2004; June 30, 2005; June 30, 2006; June 30, 2007; June 30,
2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2008, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                              Expiration    Capital Loss
FUND                                             Year       Carryforwards
-----------------------------------------     ----------    -------------
MUNICIPAL BOND FUND                              2010       $   1,107,852

SHORT-TERM MUNICIPAL BOND FUND                   2009           4,862,997
                                                 2010           1,445,980
                                                 2013           3,388,674
                                                 2015             464,118

ULTRA SHORT-TERM MUNICIPAL INCOME FUND           2010          41,943,778
                                                 2011           2,733,995
                                                 2014          25,349,055
                                                 2015           2,105,019

At June 30, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                              Deferred
                                                            Post-October
FUND                                                        Capital Loss
-----------------------------------------                   -------------
SHORT-TERM MUNICIPAL BOND FUND                              $   1,801,475
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                          1,449,821
WISCONSIN TAX-FREE FUND                                            31,217

94 Wells Fargo Advantage Municipal Income Funds

                                                   Notes to Financial Statements

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin"requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin"and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2008, the following Funds held futures contracts:

                                                                                                              Net Unrealized
                                                                                                               Appreciation
FUND                                        Contracts        Type         Expiration Date   Notional Amount   (Depreciation)
--------------------------------------     ----------   ---------------   ---------------   ---------------   --------------
INTERMEDIATE TAX/AMT-FREE FUND              200 Short   US 10-Year Note      March 2009       $ 26,272,355     $(1,122,355)

MUNICIPAL BOND FUND                         240 Short   US 10-Year Note      March 2009         31,510,271      (1,330,271)
                                            370 Short    US Long Bond        March 2009         53,564,093      (2,486,749)

SHORT-TERM MUNICIPAL BOND FUND             1015 Short   US 5-Year Note       March 2009        122,553,819      (1,713,311)
                                            128 Short   US 2-Year Note       March 2009         28,162,243        (250,243)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND      490 Short   US 5-Year Note       March 2009         59,035,861        (699,064)
                                            387 Short   US 2-Year Note       March 2009         84,874,907        (484,719)

WISCONSIN TAX-FREE FUND                      20 Short   US 10-Year Note      March 2009          2,572,694         (57,694)
                                             20 Short    US Long Bond        March 2009          2,852,421         (91,484)

MUNICIPAL MARKET DATA RATE LOCKS

A Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund's performance.

At December 31, 2008, the following Funds held MMD Rate Locks position:

                                                                                                Net Unrealized
                                                                                                 Appreciation
FUND                                           Type         Expiration Date   Notional Amount   (Depreciation)
-------------------------------------   -----------------   ---------------   ---------------   --------------
MUNICIPAL BOND FUND                     30 Year MMD Index    March 18, 2009     $16,000,000       $1,531,200
WISCONSIN TAX-FREE FUND                 30 Year MMD Index    March 18, 2009       2,000,000          191,400

                                 Wells Fargo Advantage Municipal Income Funds 95

Notes to Financial Statements

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument.

At December 31, 2008, the Funds had no open swap contracts.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                          Advisory                                           Subadvisory
                                                         Fees (% of                                           Fees (% of
                                     Average Daily     Average Daily                     Average Daily      Average Daily
FUND                                  Net Assets        Net Assets)     Subadviser        Net Assets         Net Assets)
-------------------------------   ------------------   -------------   -------------   -----------------    -------------
INTERMEDIATE TAX/AMT-FREE FUND*   First $500 million       0.350       Wells Capital   First $100 million       0.200
                                   Next $500 million       0.325          Management    Next $200 million       0.175
                                     Next $2 billion       0.300        Incorporated    Next $200 million       0.150
                                     Next $2 billion       0.275                        Over $500 million       0.100
                                     Over $5 billion       0.250

MUNICIPAL BOND FUND               First $500 million       0.350       Wells Capital   First $100 million       0.200
                                   Next $500 million       0.325          Management    Next $200 million       0.175
                                     Next $2 billion       0.300        Incorporated    Next $200 million       0.150
                                     Next $2 billion       0.275                        Over $500 million       0.100
                                     Over $5 billion       0.250

SHORT-TERM MUNICIPAL BOND FUND    First $500 million       0.350       Wells Capital   First $100 million       0.150
                                   Next $500 million       0.325          Management    Next $200 million       0.100
                                     Next $2 billion       0.300        Incorporated    Over $300 million       0.050
                                     Next $2 billion       0.275
                                     Over $5 billion       0.250

-----------
* Effective November 1, 2008, Intermediate Tax-Free Fund was renamed Intermediate Tax/AMT-Free Fund.

96  Wells Fargo Advantage Municipal Income Funds

                                                   Notes to Financial Statements

                                                    Advisory                                            Subadvisory
                                                   Fees (% of                                            Fees (% of
                                Average Daily     Average Daily                     Average Daily      Average Daily
FUND                             Net Assets        Net Assets)      Subadviser       Net Assets         Net Assets)
--------------------------   ------------------   -------------   -------------   ------------------   -------------
ULTRA SHORT-TERM MUNICIPAL   First $500 million       0.350       Wells Capital   First $100 million       0.150
INCOME FUND                   Next $500 million       0.325          Management    Next $200 million       0.100
                                Next $2 billion       0.300        Incorporated    Over $300 million       0.050
                                Next $2 billion       0.275
                                Over $5 billion       0.250

WISCONSIN TAX-FREE FUND      First $500 million       0.350       Wells Capital   First $100 million       0.200
                              Next $500 million       0.325          Management    Next $200 million       0.175
                                Next $2 billion       0.300        Incorporated    Next $200 million       0.150
                                Next $2 billion       0.275                        Over $500 million       0.100
                                Over $5 billion       0.250

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                    Administration Fees
                                 Average Daily          (% of Average
                                   Net Assets         Daily Net Assets)
                                ----------------    -------------------
Fund Level                       First$5 billion            0.05
                                 Next $5 billion            0.04
                                Over $10 billion            0.03

Class Level
   Class A, Class B, Class C    All asset levels            0.18
   Adminstrator Class           All asset levels            0.10
   Institutional Class          All asset levels            0.08
   Investor Class               All asset levels            0.23


The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                  % of Average
                                Daily Net Assets
                                ----------------
All Municipal Income Funds            0.02

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the six-month period ended December 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

                                 Wells Fargo Advantage Municipal Income Funds 97

Notes to Financial Statements

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                    % of Average
SHARE CLASS                                                       Daily Net Assets
----------------------------------                                ----------------
Class A, Class B, Class C, Administrator Class, Investor Class         0.25

For the six-month period ended December 31, 2008, shareholder servicing fees paid were as follows:

                                                                          Administrator     Investor
FUND                                      Class A     Class B   Class C      Class           Class
--------------------------------------   ---------   --------   -------   -------------   -----------
INTERMEDIATE TAX/AMT-FREE FUND           $  74,991         NA   $ 5,157     $   9,415     $   557,502
MUNICIPAL BOND FUND                        232,216   $ 12,366     9,184       186,025         299,596
SHORT-TERM MUNICIPAL BOND FUND             105,823         NA     8,473           N/A       1,020,327
ULTRA SHORT-TERM MUNICIPAL INCOME FUND     280,103         NA     8,677           N/A         964,404
WISCONSIN TAX-FREE FUND                      3,788         NA     6,170           N/A         108,994

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended June 30, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended December 31, 2008, were as follows:

                                                                      Net Operating Expense Ratios
                                          --------------------------------------------------------------------------
                                                                          Administrator    Institutional    Investor
FUND                                      Class A    Class B    Class C       Class            Class          Class
--------------------------------------    -------    -------    -------   -------------    -------------    --------
INTERMEDIATE TAX/AMT-FREE FUND             0.70%        NA       1.45%        0.60%            0.42%          0.75%
MUNICIPAL BOND FUND                        0.75%      1.50%      1.50%        0.60%            0.42%          0.80%
SHORT-TERM MUNICIPAL BOND FUND             0.60%        NA       1.35% (1)      NA             0.40%          0.66%
ULTRA SHORT-TERM MUNICIPAL INCOME FUND     0.67%        NA       1.42%          NA             0.37%          0.72%
WISCONSIN TAX-FREE FUND                    0.70%        NA       1.49%          NA               NA           0.75%

------------
1. Effective July 18, 2008, the net operating expense ratio for the Short-Municipal Bond Fund Class C decreased from 1.55% to 1.35%. The weighted blended net operating expense ratios for the six-month period ended December 31, 2008, for the Short-Term Municipal Bond Fund Class C is 1.36%.

98 Wells Fargo Advantage Municipal Income Funds

                                                   Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended December 31, 2008, were as follows:

FUND                                      Purchases at Cost     Sales Proceeds
--------------------------------------    -----------------    ---------------
INTERMEDIATE TAX/AMT-FREE FUND             $   299,479,592     $   282,777,606
MUNICIPAL BOND FUND                            461,473,696         508,438,757
SHORT-TERM MUNICIPAL BOND FUND                 558,126,970         511,048,827
ULTRA SHORT-TERM MUNICIPAL INCOME FUND       1,754,385,467       1,384,665,775
WISCONSIN TAX-FREE FUND                         58,828,716          55,355,319

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended December 31 2008, there were no borrowings by the Municipal Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of December 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

                                 Wells Fargo Advantage Municipal Income Funds 99

Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information (1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     Position Held and
Name and Age         Length of Service (2)  Principal Occupations During Past Five Years                  Other Directorships
------------         --------------------   --------------------------------------------                  -------------------
Thomas S. Goho       Trustee, since 1987    Co-Director for the Calloway School of Stephens University    None
66                                          of Wake  Forest University. Prior thereto, the Thomas
                                            Goho Chair of Finance of Wake Forest University, Calloway
                                            School of Business and Accountancy, from 2006-2007 and
                                            Associate Professor of Finance from 1999-2005.

Peter G. Gordon      Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal Geyser     None
66                   Chairman, since 2005   Water Company.
                     (Lead Trustee since
                     2001)

Judith M. Johnson    Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief     None
59                                          Investment Officer of Minneapolis Employees Retirement Fund
                                            from 1996 to 2008. Ms. Johnson is a certified public
                                            accountant and a certified managerial accountant.

Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk Management, Wharton School,   None
55                                          University of Pennsylvania. Director of the Boettner Center
                                            on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                            associate, National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996    President and CEO of Southern Minnesota Initiative            None
57                                          Foundation, a non-profit organization since 2007 and Senior
                                            Fellow at the Humphrey Institute Policy Forum at the
                                            University of Minnesota since 1995. Member of the Board of
                                            Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General       None
68                                          Counsel of the Minneapolis Employees Retirement Fund from
                                            1984 to present.

100 Wells Fargo Advantage Municipal Income Funds

                                                               Other Information

INTERESTED TRUSTEE (3)

                     Position Held and
Name and Age         Length of Service(2)     Principal Occupations During Past Five Years              Other Directorships
------------         --------------------     --------------------------------------------              -------------------
J. Tucker Morse (4)  Trustee, since 1987      Private Investor/Real Estate Developer. Prior thereto,    None
64                                            Chairman of Whitepoint Capital, LLC until 2004.

ADVISORY BOARD MEMBERS

                     Position Held and
Name and Age         Length of Service (2)    Principal Occupations During Past Five Years              Other Directorships
------------         ---------------------    --------------------------------------------              -------------------
Isaiah Harris, Jr.   Advisory Board           Retired. Prior thereto, President and CEO of              CIGNA Corporation;
56                   Member, since 2008       BellSouth Advertising and Publishing Corp. from 2005      Deluxe Corporation
                                              to 2007, President and CEO of BellSouth Enterprises
                                              from 2004 to 2005 and President of BellSouth Consumer
                                              Services from 2000 to 2003. Currently a member of the
                                              Iowa State University Foundation Board of Governors
                                              and a member of the Advisory Board of Iowa State
                                              University School of Business.

David F. Larcker     Advisory Board           James Irvin Miller Professor of Accounting at the         None
58                   Member, since 2008       Graduate School of Business, Stanford University.
                                              Director of Corporate Governance Research Program and
                                              Co-Director of The Rock Center for Corporate
                                              Governance since 2006. From 2005 to 2008, Professor
                                              of Accounting at the Graduate School of Business,
                                              Stanford University. Prior thereto, Ernst & Young
                                              Professor of Accounting at The Wharton School,
                                              University of Pennsylvania from 1985 to 2005.

OFFICERS

                     Position Held and
Name and Age         Length of Service (2)    Principal Occupations During Past Five Years              Other Directorships
------------         ---------------------    --------------------------------------------              -------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of Wells Fargo Bank, N.A.        None
49                                            and President of Wells Fargo Funds Management, LLC
                                              since 2003. Senior Vice President and Chief
                                              Administrative Officer of Wells Fargo Funds
                                              Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo        None
48                   Chief Legal Officer,     Funds  Management, LLC since 2001. Managing Counsel
                     since 2003               of Wells Fargo Bank, N.A. since 2000.

Stephen W. Leonhardt Treasurer, since 2007
49                                            Vice President and Manager of Fund Accounting,            None
                                              Reporting and None Tax for Wells Fargo Funds
                                              Management, LLC since 2007. Director of Fund
                                              Administration and SEC Reporting for TIAA-CREF from
                                              2005 to 2007. Chief Operating Officer for UMB Fund
                                              Services, Inc. from 2004 to 2005. Controller for
                                              Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early      Chief Compliance         Chief Compliance Officer of Wells Fargo Funds             None
44                   Officer,                 Management, LLC since 2007. Chief Compliance
                     since 2007               Officer of Parnassus Investments from 2005 to 2007.
                                              Chief Financial Officer of Parnassus Investments
                                              from 2004 to 2007. Senior Audit Manager of
                                              PricewaterhouseCoopers LLP from 1998 to 2004.

----------
1. The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3. As of November 30, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4.    Retired as Interested Trustee effective December 31, 2008.

                                Wells Fargo Advantage Municipal Income Funds 101

List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG      --  Association of Bay Area Governments
ADR       --  American Depositary Receipt
AMBAC     --  American Municipal Bond Assurance Corporation
AMT       --  Alternative Minimum Tax
ARM       --  Adjustable Rate Mortgages
BART      --  Bay Area Rapid Transit
CDA       --  Community Development Authority
CDO       --  Collateralized Debt Obligation
CDSC      --  Contingent Deferred Sales Charge
CGIC      --  Capital Guaranty Insurance Company
CGY       --  Capital Guaranty Corporation
CIFG      --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP       --  Certificate of Participation
CP        --  Commercial Paper
CTF       --  Common Trust Fund
DW&P      --  Department of Water & Power
DWR       --  Department of Water Resources
ECFA      --  Educational & Cultural Facilities Authority
EDFA      --  Economic Development Finance Authority
ETET      --  Eagle Tax-Exempt Trust
FFCB      --  Federal Farm Credit Bank
FGIC      --  Financial Guaranty Insurance Corporation
FHA       --  Federal Housing Authority
FHAG      --  Federal Housing Agency
FHLB      --  Federal Home Loan Bank
FHLMC     --  Federal Home Loan Mortgage Corporation
FNMA      --  Federal National Mortgage Association
FSA       --  Farm Service Agency
GDR       --  Global Depositary Receipt
GNMA      --  Government National Mortgage Association
GO        --  General Obligation
HCFR      --  Healthcare Facilities Revenue
HEFA      --  Health & Educational Facilities Authority
HEFAR     --  Higher Education Facilities Authority Revenue
HFA       --  Housing Finance Authority
HFFA      --  Health Facilities Financing Authority
HUD       --  Housing & Urban Development
IDA       --  Industrial Development Authority
IDAG      --  Industrial Development Agency
IDR       --  Industrial Development Revenue
LIBOR     --  London Interbank Offered Rate
LLC       --  Limited Liability Corporation
LOC       --  Letter of Credit
LP        --  Limited Partnership
MBIA      --  Municipal Bond Insurance Association
MFHR      --  Multi-Family Housing Revenue
MTN       --  Medium Term Note
MUD       --  Municipal Utility District
PCFA      --  Pollution Control Finance Authority
PCR       --  Pollution Control Revenue
PFA       --  Public Finance Authority
PFFA      --  Public Facilities Financing Authority
plc       --  Public Limited Company
PSFG      --  Public School Fund Guaranty
R&D       --  Research & Development
RDA       --  Redevelopment Authority
RDFA      --  Redevelopment Finance Authority
REITS     --  Real Estate Investment Trusts
SFHR      --  Single Family Housing Revenue
SFMR      --  Single Family Mortgage Revenue
SLMA      --  Student Loan Marketing Association
STIT      --  Short-Term Investment Trust
TBA       --  To Be Announced
TRAN      --  Tax Revenue Anticipation Notes
USD       --  Unified School District
XLCA      --  XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

[REDUCE CLUTTER. SAVE TREES. LOGO]
Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[WELLS    [ADVANTAGE
FARGO]    FUNDS]

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.    www.wellsfargo.com/advantagefunds         114429 02-09
                                                                                                        SMUNL/SAR106 12-08


ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ------------------------------------
                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stephen W. Leonhardt
                                            ------------------------------------
                                            Stephen W. Leonhardt
                                            Treasurer

                                            Date: February 20, 2009

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 20, 2009


/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 20, 2009


/s/ Stephen W. Leonhardt
-------------------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: February 20, 2009


                                        /s/ Karla M. Rabusch
                                        ----------------------------------------
                                        Karla M. Rabusch
                                        President
                                        Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: February 20, 2009


                                        /s/ Stephen W. Leonhardt
                                        ----------------------------------------
                                        Stephen W. Leonhardt
                                        Treasurer
                                        Wells Fargo Funds Trust